UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Reports to Stockholders.

SEI Institutional Investments Trust

Semi-Annual Report as of November 30, 2010

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Emerging Markets Debt Fund

Real Return Fund

Dynamic Asset Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 10.6%
Amazon.com*	0.9%	72,070	$12,641
Coach	0.8	209,483	11,844
NIKE, Cl B (A)	0.5	88,750	7,644
priceline.com*	0.6	23,270	9,170
Time Warner	0.5	261,200	7,703
Other Securities	7.3		110,529

			159,531

Consumer Staples — 7.5%
Coca-Cola	0.7	164,473	10,390
PepsiCo	0.5	119,546	7,726
Procter & Gamble	1.7	416,751	25,451
Wal-Mart Stores	0.5	144,904	7,838
Other Securities	4.1		60,591

			111,996

Energy — 9.3%
Canadian Natural Resources	0.6	248,593	9,561
Chevron	1.5	268,496	21,740
ConocoPhillips	0.8	194,271	11,689
Exxon Mobil	0.8	167,001	11,617
Schlumberger	0.6	119,069	9,209
Other Securities	5.0		75,500

			139,316

Financials — 15.7%
American Express	0.7	243,200	10,511
Bank of America	1.0	1,344,802	14,726
Bank of New York Mellon	0.5	284,817	7,687
Berkshire Hathaway, Cl B*	0.8	144,000	11,474
Citigroup*	0.9	3,148,900	13,225
Goldman Sachs Group	0.8	81,513	12,728
JPMorgan Chase	1.5	606,867	22,685
Wells Fargo	1.5	821,462	22,352

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	8.0%		$119,661

			235,049

Health Care — 13.1%
Abbott Laboratories	0.6	185,500	8,628
Allergan	0.9	194,045	12,859
Amgen*	0.8	219,947	11,589
Johnson & Johnson	1.3	317,116	19,518
Medco Health Solutions* (A)	0.5	131,500	8,064
Medtronic	0.6	248,200	8,322
Merck	0.8	327,870	11,302
Pfizer	0.9	806,361	13,136
UnitedHealth Group	0.9	387,191	14,140
Other Securities	5.8		88,675

			196,233

Industrials — 10.1%
3M	0.8	136,774	11,486
General Electric	1.1	1,077,653	17,059
United Technologies	0.6	121,363	9,135
Other Securities	7.6		114,553

			152,233

Information Technology — 22.0%
Apple*	2.5	119,056	37,044
Cisco Systems*	1.3	973,804	18,658
Citrix Systems*	0.7	151,993	10,095
EMC*	0.9	607,181	13,048
Google, Cl A*	0.9	23,340	12,970
Intel	0.7	485,148	10,246
International Business Machines	0.5	55,232	7,813
Mastercard, Cl A	0.7	43,627	10,341
Microsoft	1.4	820,985	20,697
Qualcomm	1.5	463,195	21,650
Texas Instruments (A)	1.2	555,266	17,658
Visa, Cl A (A)	0.7	136,869	10,108
Other Securities	9.0		139,362

			329,690

Materials — 3.5%
Other Securities	3.5		52,684

Telecommunication Services — 2.9%
AT&T	1.3	673,646	18,721
Verizon Communications	0.7	334,172	10,697
Other Securities	0.9		13,877

			43,295

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.9%
AES*	0.5%	699,387	$7,561
Other Securities	2.4		35,592

			43,153

Total Common Stock (Cost $1,305,384) ($ Thousands)			1,463,180

AFFILIATED PARTNERSHIP — 10.6%
SEI Liquidity Fund, L.P. 0.210%(B)**†	10.6	159,125,138	158,265

Total Affiliated Partnership (Cost $159,125) ($ Thousands)			158,265

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	2.4	35,733,658	35,734

Total Cash Equivalent (Cost $35,734) ($ Thousands)			35,734

U.S. TREASURY OBLIGATION (C) (D) — 0.7%
U.S. Treasury Bill 0.040%, 12/16/10	0.7	$10,912	10,912

Total U.S. Treasury Obligation (Cost $10,912) ($ Thousands)			10,912

Total Investments — 111.3% (Cost $1,511,155) ($ Thousands)			$1,668,091

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	73	Dec-2010	$1,363
S&P Mid 400 Index E-MINI	41	Dec-2010	368

			$1,731

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,498,857 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $154,226 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2010 was $158,265 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,463,180	$—	$—	$1,463,180
Affiliated Partnership	—	158,265	—	158,265
Cash Equivalent	35,734	—	—	35,734
U.S. Treasury Obligation	—	10,912	—	10,912

Total Investments in Securities	$1,498,914	$169,177	$—	$1,668,091

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,731	$—	$—	$1,731

Total Other Financial Instruments	$1,731	$—	$—	$1,731

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 11.5%
Amazon.com*	0.6%	12,275	$2,153
DIRECTV, Cl A*	0.6	50,638	2,103
Ford Motor*	0.8	190,372	3,034
NIKE, Cl B	0.6	27,750	2,390
priceline.com*	0.6	5,924	2,334
Time Warner	0.6	73,135	2,157
Viacom, Cl B	0.6	54,719	2,070
Other Securities	7.1		26,437

			42,678

Consumer Staples — 8.3%
Coca-Cola	0.6	33,500	2,116
PepsiCo	0.7	38,136	2,465
Philip Morris International	0.7	47,727	2,715
Procter & Gamble	1.3	78,700	4,806
Wal-Mart Stores	1.2	82,581	4,467
Other Securities	3.8		14,453

			31,022

Energy — 8.6%
Chevron	1.6	73,643	5,963
ConocoPhillips	1.3	77,550	4,666
Exxon Mobil	1.8	95,200	6,622
Marathon Oil	0.7	75,394	2,524
Other Securities	3.2		12,241

			32,016

Financials — 13.6%
American Express	1.1	94,359	4,078
Capital One Financial	0.5	51,100	1,902
Chimera Investment‡	0.5	418,048	1,672
JPMorgan Chase	1.3	127,753	4,775
Wells Fargo	1.2	159,137	4,330
Other Securities	9.0		33,829

			50,586

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.0%
Abbott Laboratories	0.6%	50,950	$2,370
Aetna	0.5	64,900	1,922
Allergan	0.5	25,500	1,690
Amgen*	0.9	63,427	3,342
Cardinal Health	0.7	74,011	2,633
Johnson & Johnson	1.2	71,858	4,423
Medco Health Solutions*	0.7	41,000	2,514
Medtronic	0.7	72,625	2,435
UnitedHealth Group	0.7	64,500	2,356
Other Securities	5.5		21,125

			44,810

Industrials — 9.2%
3M	0.6	28,900	2,427
General Electric	0.8	187,600	2,970
Goodrich	0.6	25,900	2,221
United Continental Holdings*	0.5	63,986	1,771
United Technologies	0.6	31,000	2,333
Other Securities	6.1		22,468

			34,190

Information Technology — 23.0%
Apple*	2.4	29,014	9,028
Cisco Systems*	1.0	191,700	3,673
EMC*	0.8	138,100	2,968
Google, Cl A*	0.7	4,350	2,417
Hewlett-Packard	0.6	57,025	2,391
Intel	0.8	143,100	3,022
International Business Machines	1.9	49,958	7,067
Intuit*	0.6	48,600	2,182
Microsoft	2.4	354,864	8,946
Qualcomm	1.3	104,575	4,888
Texas Instruments	1.2	139,600	4,439
Visa, Cl A	0.8	37,200	2,747
Other Securities	8.5		32,010

			85,778

Materials — 3.5%
Other Securities	3.5		13,038

Telecommunication Services — 2.9%
AT&T	1.4	188,680	5,243
Crown Castle International*	0.5	41,300	1,716
Other Securities	1.0		3,726

			10,685

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.9%
AES*	0.6%	215,226	$2,327
Other Securities	2.3		8,389

			10,716

Total Common Stock (Cost $314,061) ($ Thousands)			355,519

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	3.6	13,563,485	13,563

Total Cash Equivalent (Cost $13,563) ($ Thousands)			13,563

U.S. TREASURY OBLIGATIONS — 0.4%
Other Securities	0.4		1,412

Total U.S. Treasury Obligation (Cost $1,412) ($ Thousands)			1,412

Total Investments — 99.5% (Cost $329,036) ($ Thousands)			$370,494

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	13	Dec-2010	$31
S&P Composite Index	39	Dec-2010	489

			$520

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $372,528 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

Cl — Class

S&P	— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,519	$—	$—	$355,519
Cash Equivalent	13,563	—	—	13,563
U.S. Treasury Obligations	—	1,412	—	1,412

Total Investments in Securities	$369,082	$1,412	$—	$370,494

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$520	$—	$—	$520

Total Other Financial Instruments	$520	$—	$—	$520

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.1%

Consumer Discretionary — 8.3%
McDonald’s	0.6%	562,989	$44,082
Target	0.6	753,248	42,890
Other Securities	7.1		533,891

			620,863

Consumer Staples — 8.9%
Coca-Cola	0.9	1,027,167	64,886
PepsiCo	1.0	1,142,129	73,816
Philip Morris International	0.7	895,806	50,962
Procter & Gamble	1.3	1,636,289	99,928
Walgreen (A)	0.5	961,820	33,519
Wal-Mart Stores	1.3	1,792,861	96,976
Other Securities	3.2		247,197

			667,284

Energy — 9.5%
Chevron	1.5	1,385,357	112,172
ConocoPhillips	1.3	1,564,934	94,162
Exxon Mobil	2.4	2,547,890	177,231
Marathon Oil	0.4	971,929	32,530
Occidental Petroleum	0.5	444,836	39,221
Schlumberger (A)	0.9	873,679	67,570
Other Securities	2.5		185,160

			708,046

Financials — 11.4%
American Express	0.5	857,095	37,044
Bank of America	0.7	4,675,154	51,193
Goldman Sachs Group	0.7	335,793	52,431
JPMorgan Chase	1.6	3,089,361	115,480
PNC Financial Services Group	0.4	615,600	33,150
Prudential Financial	0.5	729,262	36,959
Wells Fargo	1.3	3,449,613	93,864
Other Securities	5.7		429,185

			849,306

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 9.5%
Amgen*	0.9%	1,219,667	$64,264
Bristol-Myers Squibb	0.5	1,314,059	33,167
Covidien	0.5	814,832	34,280
Johnson & Johnson	1.2	1,496,160	92,089
Merck	0.8	1,630,398	56,200
Pfizer	1.2	5,366,986	87,428
UnitedHealth Group	0.4	863,607	31,539
Other Securities	4.0		307,867

			706,834

Industrials — 10.1%
Cummins	0.4	315,886	30,679
Emerson Electric (A)	0.5	622,730	34,294
General Electric	1.0	4,607,578	72,938
Honeywell International	0.8	1,238,573	61,569
Union Pacific	0.5	382,141	34,435
United Parcel Service, Cl B	0.4	461,973	32,398
United Technologies	1.2	1,235,270	92,979
Other Securities	5.3		392,231

			751,523

Information Technology — 17.0%
Apple*	2.4	562,645	175,067
Cisco Systems*	1.1	4,145,320	79,424
EMC*	0.4	1,473,025	31,655
Google, Cl A*	0.9	115,608	64,245
Hewlett-Packard	0.8	1,414,456	59,308
Intel	1.3	4,530,221	95,678
International Business Machines (A)	2.2	1,132,169	160,157
Microsoft	2.0	5,780,439	145,725
Oracle	0.8	2,325,409	62,879
Qualcomm	0.7	1,056,510	49,381
Visa, Cl A (A)	0.6	607,421	44,858
Other Securities	3.8		305,858

			1,274,235

Materials — 3.6%
Allegheny Technologies (A)	0.4	616,788	31,888
Other Securities	3.2		238,026

			269,914

Telecommunication Services — 2.5%
AT&T	1.5	3,904,468	108,505
Verizon Communications	0.4	977,331	31,284
Other Securities	0.6		46,220

			186,009

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.3%
Other Securities	2.3%		$173,879

Total Common Stock (Cost $5,434,261) ($ Thousands)			6,207,893

AFFILIATED PARTNERSHIPS — 18.4%
SEI Liquidity Fund, L.P. 0.210%(B)**†	8.1	614,173,576	606,277
SEI LIBOR Plus Portfolio†	10.3	111,583	768,804

Total Affiliated Partnerships (Cost $1,546,326) ($ Thousands)			1,375,081

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%,**†	4.8	356,322,648	356,323

Total Cash Equivalent (Cost $356,323) ($ Thousands)			356,323

U.S. TREASURY OBLIGATIONS (C) (D) — 1.4%
U.S. Treasury Bills
0.223%, 02/10/11	0.0	$2,445	2,444
0.040%, 12/16/10	1.4	104,055	104,050

Total U.S. Treasury Obligations (Cost $106,490) ($ Thousands)			106,494

Total Investments — 107.7% (Cost $7,443,400) ($ Thousands)			$8,045,791

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	528	Dec-2010	$1,734
S&P Composite Index	4,011	Dec-2010	79,110

			$80,844

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,471,820 ($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $595,739 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2010 was $606,277 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,207,893	$—	$—	$6,207,893
Affiliated Partnerships	768,804	606,277	—	1,375,081
Cash Equivalent	356,323	—	—	356,323
U.S. Treasury Obligations	—	106,494	—	106,494

Total Investments in Securities	$7,333,020	$712,771	$—	$8,045,791

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$80,844	$—	$—	$80,844

Total Other Financial Instruments	$80,844	$—	$—	$80,844

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 11.3%
Amazon.com*	0.5%	14,789	$2,594
Comcast, Cl A	0.5	120,325	2,407
Ford Motor* (A)	0.4	142,984	2,279
Home Depot	0.4	72,415	2,188
McDonald’s	0.7	45,880	3,592
Walt Disney	0.6	83,672	3,055
Other Securities	8.2		44,033

			60,148

Consumer Staples — 9.8%
Altria Group	0.4	89,068	2,138
Coca-Cola	1.1	89,420	5,649
Kraft Foods, Cl A	0.4	68,615	2,076
PepsiCo	0.8	68,752	4,443
Philip Morris International	0.8	79,068	4,498
Procter & Gamble	1.4	122,274	7,467
Wal-Mart Stores	0.9	86,979	4,705
Other Securities	4.0		20,965

			51,941

Energy — 11.1%
Chevron	1.3	85,302	6,907
ConocoPhillips	0.7	63,476	3,819
Exxon Mobil	2.8	216,642	15,070
Occidental Petroleum	0.6	34,654	3,055
Schlumberger	0.9	58,266	4,506
Other Securities	4.8		25,934

			59,291

Financials — 15.1%
American Express	0.4	44,934	1,942
Bank of America	0.9	425,518	4,659
Berkshire Hathaway, Cl B*	1.1	73,400	5,849
Citigroup*	0.7	902,245	3,790
Goldman Sachs Group	0.7	21,975	3,431

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

JPMorgan Chase	1.2%	168,834	$6,311
SEI (C)	0.0	5,642	127
US Bancorp	0.4	82,043	1,951
Wells Fargo	1.1	206,466	5,618
Wesco Financial	0.0	41	15
Other Securities	8.6		46,496

			80,189

Health Care — 11.1%
Abbott Laboratories	0.6	65,876	3,064
Amgen*	0.4	40,967	2,158
Johnson & Johnson	1.4	117,109	7,208
Merck	0.9	132,243	4,558
Pfizer	1.0	342,380	5,577
Other Securities	6.8		36,561

			59,126

Industrials — 10.9%
3M	0.5	30,446	2,557
Boeing	0.4	32,491	2,072
Caterpillar	0.4	26,888	2,275
General Electric	1.3	453,323	7,176
Union Pacific	0.4	21,716	1,957
United Parcel Service, Cl B	0.4	30,541	2,142
United Technologies	0.6	39,866	3,001
Other Securities	6.9		36,776

			57,956

Information Technology — 18.1%
Apple*	2.3	38,623	12,018
Cisco Systems*	0.9	242,327	4,643
Google, Cl A*	1.1	10,344	5,748
Hewlett-Packard	0.8	100,001	4,193
Intel	0.9	237,058	5,007
International Business Machines	1.4	54,498	7,709
Microsoft	1.5	325,300	8,201
Oracle	0.8	162,367	4,390
Qualcomm	0.6	70,050	3,274
Other Securities	7.8		41,247

			96,430

Materials — 4.1%
Freeport-McMoRan Copper & Gold, Cl B	0.4	20,112	2,038
Other Securities	3.7		19,565

			21,603

Telecommunication Services — 2.9%
AT&T	1.3	250,933	6,973
Verizon Communications	0.7	120,515	3,858
Other Securities	0.9		4,669

			15,500

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.5%
Other Securities	3.5%		$18,500

			18,500

Total Common Stock (Cost $378,335) ($ Thousands)			520,684

AFFILIATED PARTNERSHIP — 9.2%
SEI Liquidity Fund, L.P. 0.210% (B)**†	9.2	49,675,240	48,998

Total Affiliated Partnership (Cost $49,676) ($ Thousands)			48,998

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	2.0	10,711,388	10,711

Total Cash Equivalent (Cost $10,711) ($ Thousands)			10,711

U.S. TREASURY OBLIGATIONS — 0.2%
Other Securities	0.2		1,228

Total U.S. Treasury Obligations (Cost $1,228) ($ Thousands)			1,228

RIGHTS — 0.0%
Other Securities	0.0		2

Total Rights (Cost $2) ($ Thousands)			2

Total Investments — 109.3% (Cost $439,952) ($ Thousands)			$581,623

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	194	Dec-2010	$657
S&P Mid 400 Index E-MINI	18	Dec-2010	128

			$785

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $532,181 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $48,242 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2010 was $48,998 ($ Thousands).
(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$520,684	$—	$—	$520,684
Affiliated Partnership	—	48,998	—	48,998
Cash Equivalent	10,711	—	—	10,711
U.S. Treasury Obligations	—	1,228	—	1,228
Rights	2	—	—	2

Total Investments in Securities	$531,397	$50,226	$—	$581,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$785	$—	$—	$785

Total Other Financial Instruments	$785	$—	$—	$785

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 85.1%

Consumer Discretionary — 11.9%
American Public Education* (A)	0.3%	117,670	$4,021
Cato, Cl A	0.3	150,937	4,309
J Crew Group*	0.2	74,688	3,265
MDC Partners, Cl A	0.2	237,700	3,390
Rent-A-Center, Cl A	0.3	127,600	3,552
Saks*	0.3	351,860	3,920
Talbots*	0.4	456,890	5,254
Tempur-Pedic International*	0.2	94,008	3,301
Zumiez*	0.3	132,475	4,214
Other Securities	9.4		136,655

			171,881

Consumer Staples — 2.1%
Other Securities	2.1		31,029

Energy — 5.7%
Berry Petroleum, Cl A	0.2	85,648	3,264
Comstock Resources*	0.4	259,067	6,347
Goodrich Petroleum*	0.3	360,257	4,737
PetroHawk Energy*	0.4	286,860	5,115
Scorpio Tankers*	0.3	373,274	3,714
World Fuel Services	0.3	165,821	4,991
Other Securities	3.8		54,268

			82,436

Financials — 18.5%
Aspen Insurance Holdings	0.2	122,600	3,543
Equity Residential‡	0.3	71,250	3,561
Financial Engines*	0.3	243,782	4,125
Infinity Property & Casualty	0.2	57,159	3,300
MarketAxess Holdings	0.2	185,251	3,370
MFA Mortgage Investments‡	0.3	545,612	4,447
MGIC Investment* (A)	0.2	395,530	3,370

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Platinum Underwriters Holdings	0.3%	112,884	$4,880
Public Storage‡	0.2	36,574	3,533
Simon Property Group‡	0.3	39,397	3,881
Other Securities	16.0		230,266

			268,276

Health Care — 8.5%
ICU Medical*	0.2	93,700	3,434
NuVasive*	0.3	191,884	4,482
Par Pharmaceutical*	0.2	95,170	3,419
Other Securities	7.8		111,226

			122,561

Industrials — 15.1%
Aegean Marine Petroleum Network	0.3	456,582	4,018
AerCap Holdings*	0.3	315,676	4,101
Carlisle	0.3	126,370	4,628
CoStar Group*	0.3	70,310	3,708
EMCOR Group*	0.3	190,918	5,117
FTI Consulting*	0.3	104,200	3,714
Geo Group*	0.3	146,600	3,533
Resources Connection	0.3	231,777	3,878
WESCO International*	0.4	127,164	6,068
Other Securities	12.3		180,754

			219,519

Information Technology — 16.0%
Atheros Communications*	0.3	145,748	4,746
Atmel*	0.2	345,700	3,592
Ceva*	0.3	189,300	4,392
Netlogic Microsystems*	0.3	129,848	4,051
Quest Software*	0.3	148,228	3,750
Teradyne*	0.3	309,126	3,666
VistaPrint*	0.4	154,506	6,230
Other Securities	13.9		201,286

			231,713

Materials — 4.3%
NewMarket	0.3	36,875	4,639
WR Grace*	0.3	115,771	3,875
Other Securities	3.7		53,971

			62,485

Telecommunication Services — 0.7%
Other Securities	0.7		10,679

Utilities — 2.3%
NorthWestern	0.3	135,184	3,895
Portland General Electric	0.4	274,374	5,808
Unisource Energy	0.2	97,758	3,438

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Other Securities	1.4%		$20,591

			33,732

Total Common Stock (Cost $1,027,714) ($ Thousands)			1,234,311

CASH EQUIVALENT — 14.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%,**†	14.2	205,242,265	205,242

Total Cash Equivalent (Cost $205,242) ($ Thousands)			205,242

U.S. TREASURY OBLIGATIONS (C)(D) — 0.9%
U.S. Treasury Bills 0.199%, 12/16/10	0.9	$12,848	12,847
0.181%, 06/30/11	0.0	369	369

Total U.S. Treasury Obligations (Cost $13,216) ($ Thousands)			13,216

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P. 0.210% (B)**†	0.3	4,174,947	3,735

Total Affiliated Partnership (Cost $4,175) ($ Thousands)			3,735

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Other Securities	0.0		503

Energy — 0.0%
Other Securities	0.0		223

Financials — 0.1%
Other Securities	0.1		869

Total Preferred Stock (Cost $1,576) ($ Thousands)			1,595

CONVERTIBLE BONDS — 0.0%

Consumer Discretionary — 0.0%
Other Securities	0.0		252

Energy — 0.0%
Other Securities	0.0		518

Total Convertible Bonds (Cost $746) ($ Thousands)			770

WARRANTS — 0.0%
Other Securities	0.0		101

Total Warrants (Cost $53) ($ Thousands)			101

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.0%
Other Securities	0.0%	$376

Total Exchange Traded Funds (Cost $377) ($ Thousands)		376

RIGHTS — 0.0%

United States — 0.0%
Other Securities	0.0	—

Total Rights (Cost $—) ($ Thousands)		—

Total Investments — 100.6% (Cost $1,253,099) ($ Thousands)		$1,459,346

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	2,682	Dec-2010	$3,594

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/2/10-12/14/10	CAD	1,503	USD	1,481	$18

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays Capital	$115	$116	$1
Credit Suisse First Boston	110	111	1
State Street	307	308	1
UBS	931	946	15

			$18

Percentages are based on a Net Assets of $1,449,947 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $3,735 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $3,735 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

CAD — Canadian Dollar

Cl — Class

L.P. — Limited Partnership

USD — United States Dollar

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,233,830	$130	$351	$1,234,311
Cash Equivalent	205,242	—	—	205,242
U.S. Treasury Obligations	—	13,216	—	13,216
Affiliated Partnership	—	3,735	—	3,735
Preferred Stock	—	1,595	—	1,595
Convertible Bonds	—	518	252	770
Warrants	8	93	—	101
Exchange Traded Funds	376	—	—	376
Rights	—	—	—	—

Total Investments in Securities	$1,439,456	$19,287	$603	$1,459,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3,594	$—	$—	$3,594
Forwards	—	18	—	18

Total Other Financial Instruments	$3,594	$18	$—	$3,612

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$358	$1,031
Accrued discounts/premiums	—	(32)
Realized gain/(loss)	—	(201)
Change in unrealized appreciation/(depreciation)	(7)	16
Net purchases/sales	—	(562)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$351	$252

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(7)	$—

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 15.3%
American Eagle Outfitters	0.3%	389,028	$6,419
Dick’s Sporting Goods* (A)	0.3	180,091	6,161
Gaylord Entertainment* (A)	0.3	173,590	5,959
Guess?	0.3	113,109	5,344
Interpublic Group* (A)	0.3	550,750	5,866
Jarden	0.3	185,150	5,684
National CineMedia	0.3	323,487	6,036
Penn National Gaming*	0.4	239,393	8,405
Phillips-Van Heusen	0.3	82,280	5,582
Other Securities	12.5		248,549

			304,005

Consumer Staples — 2.7%
Del Monte Foods	0.4	407,295	7,629
Green Mountain Coffee Roasters* (A)	0.3	161,131	5,975
Other Securities	2.0		40,048

			53,652

Energy — 5.8%
Berry Petroleum, Cl A (A)	0.5	231,611	8,827
Dril-Quip*	0.3	80,090	6,202
Key Energy Services* (A)	0.3	509,623	5,249
Whiting Petroleum*	0.4	78,659	8,657
Other Securities	4.3		86,683

			115,618

Financials — 17.6%
American Financial Group	0.3	164,635	5,066
Boston Properties‡ (A)	0.3	71,488	5,991
Endurance Specialty Holdings	0.3	119,406	5,267
Host Hotels & Resorts‡	0.3	388,106	6,396
MFA Mortgage Investments‡ (A)	0.3	693,707	5,654

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Simon Property Group‡	0.3%	52,179	$5,140
Zions Bancorporation (A)	0.4	407,007	7,916
Other Securities	15.4		309,500

			350,930

Health Care — 10.2%
Catalyst Health Solutions*	0.3	129,745	5,569
Cooper (A)	0.3	112,584	6,023
Gen-Probe*	0.3	121,286	6,290
Hill-Rom Holdings (A)	0.3	137,950	5,460
Par Pharmaceutical*	0.3	170,239	6,117
Other Securities	8.7		174,134

			203,593

Industrials — 15.7%
ArvinMeritor* (A)	0.4	417,899	7,459
Atlas Air Worldwide Holdings*	0.3	119,366	6,513
BE Aerospace*	0.3	149,608	5,311
Gardner Denver	0.4	115,383	7,552
SYKES Enterprises*	0.3	326,783	6,013
WESCO International*	0.4	147,738	7,050
Other Securities	13.6		271,647

			311,545

Information Technology — 18.0%
Acme Packet* (A)	0.5	181,169	8,874
Ansys*	0.3	117,650	5,706
Cavium Networks* (A)	0.4	183,579	6,755
Fairchild Semiconductor International, Cl A* (A)	0.3	452,295	6,355
GSI Commerce* (A)	0.5	438,062	10,448
Microsemi*	0.4	311,794	6,903
Parametric Technology*	0.3	282,460	6,050
Power Integrations (A)	0.3	146,876	5,918
Riverbed Technology* (A)	0.4	215,140	7,295
VistaPrint* (A)	0.3	167,640	6,759
Other Securities	14.3		288,487

			359,550

Materials — 5.7%
Lubrizol	0.3	55,150	5,766
Other Securities	5.4		107,314

			113,080

Telecommunication Services — 1.8%
MetroPCS Communications* (A)	0.3	584,289	7,099
NII Holdings*	0.6	294,229	11,404
SBA Communications, Cl A* (A)	0.3	144,239	5,647
Other Securities	0.6		10,784

			34,934

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 3.8%
Great Plains Energy (A)	0.3%	303,460	$5,659
Portland General Electric	0.3	304,234	6,441
Other Securities	3.2		63,525

			75,625

Total Common Stock (Cost $1,566,469) ($ Thousands)			1,922,532

AFFILIATED PARTNERSHIP — 29.6%
SEI Liquidity Fund, L.P. 0.210% (B)**†	29.6	597,115,146	588,950

Total Affiliated Partnership (Cost $597,115) ($ Thousands)			588,950

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	4.2	83,707,707	83,708

Total Cash Equivalent (Cost $83,708) ($ Thousands)			83,708

U.S. TREASURY OBLIGATION (C) (D) — 0.3%
U.S. Treasury Bill 0.082%, 12/16/10	0.3	$6,756	6,756

Total U.S. Treasury Obligation (Cost $6,756) ($ Thousands)			6,756

EXCHANGE TRADED FUNDS — 0.2%
Other Securities	0.2		3,660

Total Exchange Traded Funds (Cost $3,519) ($ Thousands)			3,660

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Other Securities	0.1		791

Financials — 0.0%
Other Securities	0.0		696

Total Preferred Stock (Cost $1,420) ($ Thousands)			1,487

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Other Securities	0.0		886

Total Convertible Bond (Cost $414) ($ Thousands)			886

Description	Percentage of Net Assets (%)	Market Value ($ Thousands)

WARRANTS — 0.0%
Other Securities	0.0%	$58

Total Warrants (Cost $122) ($ Thousands)		58

Total Investments — 131.0% (Cost $2,259,523) ($ Thousands)		$2,608,037

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	331	Dec-2010	$909
S&P Mid 400 Index E-MINI	182	Dec-2010	492

			$1,401

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/5/11	AUD	1,236	USD	1,188	$8
1/5/11	USD	1,205	AUD	1,236	(25)

					$(17)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Capital	$1,265	$1,273	$8
Deutsche Bank Securities	499	487	(12)
UBS	293	284	(9)
Westpac Banking	268	264	(4)

			$(17)

Percentages are based on a Net Assets of $1,991,012 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $577,992 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $588,950 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the 7-day effective yield as of November 30, 2010.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (Concluded)

November 30, 2010

AUD — Australian Dollar

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,922,107	$124	$301	$1,922,532
Affiliated Partnership	—	588,950	—	588,950
Cash Equivalent	83,708	—	—	83,708
U.S. Treasury Obligation	—	6,756	—	6,756
Exchange Traded Funds	3,660	—	—	3,660
Preferred Stock	—	1,487	—	1,487
Convertible Bond	—	886	—	886
Warrants	—	58	—	58

Total Investments in Securities	$2,009,475	$598,261	$301	$2,608,037

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,401	$—	$—	$1,401
Forwards	—	(17)	—	(17)

Total Other Financial Instruments	$1,401	$(17)	$—	$1,384

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$308	$699
Accrued discounts/premiums	—	(9)
Realized gain/(loss)	—	(639)
Change in unrealized appreciation/(depreciation)	(7)	414
Net purchases/sales	—	(465)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$301	$—

Changes in unrealized gains/(losses) included in earning related to securities still held at reporting date	$(7)	$—

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 8.6%
Amazon.com*	1.4%	10,734	$1,883
priceline.com*	1.3	4,702	1,853
Other Securities	5.9		8,266

			12,002

Consumer Staples — 17.5%
Altria Group	1.2	71,246	1,710
Brown-Forman, Cl B	1.1	24,736	1,618
Campbell Soup	0.8	33,039	1,120
Hershey	1.5	44,189	2,068
Hormel Foods	1.9	54,833	2,691
Kellogg	0.7	20,460	1,007
Kimberly-Clark	1.4	31,354	1,941
Lorillard	1.2	20,920	1,665
McCormick	0.7	22,330	983
Philip Morris International	1.3	30,778	1,751
Reynolds American	1.2	54,646	1,690
Sysco	1.0	47,748	1,385
Other Securities	3.5		4,935

			24,564

Energy — 4.0%
Chevron	0.7	11,777	954
Other Securities	3.3		4,703

			5,657

Financials — 13.9%
Arch Capital Group*	1.3	20,721	1,871
Bank of Hawaii	0.9	28,201	1,221
Commerce Bancshares	1.3	46,726	1,755
Cullen/Frost Bankers	1.0	26,418	1,414
RenaissanceRe Holdings	1.0	24,113	1,454
Other Securities	8.4		11,773

			19,488

Health Care — 20.7%
Abbott Laboratories	1.4	40,555	1,886
Alexion Pharmaceuticals*	0.6	11,516	880

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AmerisourceBergen	1.7%	76,620	$2,364
Amgen*	1.5	38,935	2,052
Becton Dickinson	1.2	21,772	1,697
Biogen Idec*	1.2	26,724	1,710
C.R. Bard	1.6	25,860	2,194
Cardinal Health	1.3	52,833	1,880
Eli Lilly	1.0	42,271	1,423
Forest Laboratories*	1.0	42,613	1,359
Johnson & Johnson	1.0	23,581	1,452
McKesson	1.5	33,000	2,108
SXC Health Solutions*	0.8	29,089	1,116
Techne	1.0	23,180	1,392
Other Securities	3.9		5,471

			28,984

Industrials — 4.1%
Other Securities	4.1		5,725

Information Technology — 11.0%
Analog Devices	1.1	45,810	1,629
Cognizant Technology Solutions, Cl A*	1.4	29,360	1,908
International Business Machines	1.3	13,377	1,892
Tech Data*	1.0	32,513	1,433
Texas Instruments	1.2	53,656	1,706
WebMD Health, Cl A*	0.7	18,750	962
Other Securities	4.3		5,886

			15,416

Materials — 3.1%
Newmont Mining	1.0	24,820	1,460
Other Securities	2.1		2,902

			4,362

Telecommunication Services — 2.3%
Verizon Communications	0.6	24,494	784
Other Securities	1.7		2,484

			3,268

Utilities — 13.2%
AGL Resources	0.7	27,868	1,024
Atmos Energy	0.9	39,928	1,201
Nicor	0.6	18,826	814
NSTAR	1.3	43,325	1,794
SCANA	0.6	19,362	787
UGI	0.6	30,226	897
Vectren	0.7	39,829	1,032
Wisconsin Energy	1.4	32,156	1,936
Other Securities	6.4		8,920

			18,405

Total Common Stock (Cost $108,574) ($ Thousands)			137,871

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.120%**†	1.6%	2,205,050	$2,205

Total Cash Equivalent (Cost $2,205) ($ Thousands)			2,205

U.S. TREASURY OBLIGATION (A) — 0.5%
Other Securities	0.5		778

Total U.S. Treasury Obligation (Cost $778) ($ Thousands)			778

Total Investments — 100.5% (Cost $111,557) ($ Thousands)			$140,854

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	22	Dec-2010	$39

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $140,200 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$137,871	$—	$—	$137,871
Cash Equivalent	2,205	—	—	2,205
U.S. Treasury Obligation	—	778	—	778

Total Investments in Securities	$140,076	$778	$—	$140,854

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Argentina — 0.0%
Other Securities	0.0%		$69

Australia — 4.0%
Australia & New Zealand Banking Group	0.6	141,116	3,067
BHP Billiton	0.5	63,563	2,605
Newcrest Mining	0.5	62,683	2,384
Rio Tinto (A)	0.4	26,856	2,117
Other Securities	2.0		11,545

			21,718

Austria — 0.4%
Other Securities	0.4		2,041

Belgium — 1.3%
InBev	0.6	62,091	3,389
Other Securities	0.7		3,663

			7,052

Bermuda — 0.1%
Other Securities	0.1		714

Brazil — 2.1%
Other Securities	2.1		11,195

Canada — 4.2%
Silver Wheaton*	0.5	68,200	2,517
Other Securities	3.7		20,247

			22,764

Chile — 0.5%
Other Securities	0.5		2,663

China — 0.9%
Other Securities	0.9		4,668

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cyprus — 0.0%
Other Securities	0.0%		$13

Denmark — 1.2%
Novo-Nordisk, Cl B	0.5	29,206	2,897
Other Securities	0.7		3,334

			6,231

Finland — 1.3%
Other Securities	1.3		7,116

France — 8.0%
BNP Paribas	0.9	81,820	4,857
Safran	0.4	73,726	2,316
Sanofi-Aventis	0.9	78,381	4,753
Schneider Electric	0.9	33,671	4,740
Other Securities	4.9		26,417

			43,083

Germany — 7.6%
BASF	0.5	38,191	2,859
Fresenius Medical Care	0.7	60,515	3,503
Linde	0.9	32,959	4,616
Siemens	1.0	48,041	5,271
Other Securities	4.5		24,666

			40,915

Greece — 0.1%
Other Securities	0.1		593

Hong Kong — 4.1%
Swire Pacific, Cl A	0.6	223,000	3,434
Other Securities	3.5		18,723

			22,157

India — 0.0%
Other Securities	0.0		254

Ireland — 0.6%
Experian	0.5	230,573	2,637
Other Securities	0.1		463

			3,100

Israel — 0.6%
Teva Pharmaceutical Industries ADR	0.4	47,061	2,355
Other Securities	0.2		981

			3,336

Italy — 1.2%
Other Securities	1.2		6,228

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 18.1%
Honda Motor	0.7%	106,800	$3,837
KDDI	0.5	453	2,587
Mitsubishi	0.5	106,400	2,688
Nippon Telegraph & Telephone	0.5	53,800	2,434
Sony	0.6	84,300	2,990
Unicharm	0.5	66,400	2,592
Other Securities	14.8		80,372

			97,500

Jersey — 0.0%
Other Securities	0.0		139

Macau — 0.1%
Other Securities	0.1		282

Malaysia — 0.2%
Other Securities	0.2		927

Mexico — 0.1%
Other Securities	0.1		283

Netherlands — 5.6%
Akzo Nobel	0.6	60,597	3,268
ING Groep	0.5	278,455	2,466
Royal Dutch Shell, Cl A	0.5	81,606	2,464
TNT	0.5	117,582	2,814
Unilever	0.8	156,378	4,451
Other Securities	2.7		14,927

			30,390

New Zealand — 0.1%
Other Securities	0.1		583

Norway — 1.2%
DnB	0.7	286,345	3,504
Other Securities	0.5		3,164

			6,668

Portugal — 0.2%
Other Securities	0.2		852

Russia — 0.1%
Other Securities	0.1		542

Singapore — 1.2%
Other Securities	1.2		6,668

South Africa — 0.9%
Other Securities	0.9		4,598

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Korea — 2.6%
Hyundai Mobis	0.5%	12,585	$2,985
Samsung Electronics	0.7	5,045	3,594
Other Securities	1.4		7,603

			14,182

Spain — 0.9%
Other Securities	0.9		5,005

Sweden — 2.1%
Other Securities	2.1		11,327

Switzerland — 7.3%
Givaudan	0.6	3,293	3,324
Nestle	1.1	107,294	5,872
Novartis	1.1	116,974	6,250
Roche Holding	0.7	25,750	3,560
SGS	0.5	1,469	2,421
Sulzer	0.5	18,449	2,416
UBS	0.5	183,632	2,769
Xstrata	0.4	118,429	2,383
Other Securities	1.9		10,428

			39,423

Taiwan — 0.2%
Other Securities	0.2		878

Thailand — 0.3%
Other Securities	0.3		1,419

Turkey — 0.2%
Other Securities	0.2		1,204

United Kingdom — 15.9%
AstraZeneca	0.8	91,508	4,269
BG Group	0.7	209,756	3,794
British American Tobacco	0.4	65,467	2,376
HSBC Holdings	0.5	249,269	2,517
Kingfisher	0.6	938,084	3,433
Lloyds Banking Group	0.4	2,567,596	2,415
Rio Tinto	1.1	91,225	5,795
Rio Tinto ADR (A)	0.3	23,200	1,488
Rolls-Royce Group	0.7	388,654	3,686
Tesco	0.6	524,714	3,385
Vodafone Group	1.7	3,629,339	9,086
Other Securities	8.1		43,100

			85,344

United States — 0.4%
Other Securities	0.4		2,419

Total Common Stock (Cost $479,381) ($ Thousands)			516,543

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Percentage of Net Assets (%)	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

WARRANTS — 0.3%
Other Securities	0.3%		$1,383

Total Warrants (Cost $990) ($ Thousands)			1,383

PREFERRED STOCK — 0.3%

Germany — 0.3%
Other Securities	0.3		1,584

Total Preferred Stock (Cost $1,103) ($ Thousands)			1,584

RIGHTS — 0.0%

China — 0.0%
Other Securities	0.0		53

Sweden — 0.0%
Other Securities	0.0		24

Total Rights (Cost $—) ($ Thousands)			77

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P. 0.210%**† (B)	3.0	16,734,018	15,976

Total Affiliated Partnership (Cost $16,734) ($ Thousands)			15,976

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.120%**†	1.9	10,137,410	10,137

Total Cash Equivalent (Cost $10,137) ($ Thousands)			10,137

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
0.199%, 12/16/10 (C) (D)	0.6	$3,406	3,405

Total U.S. Treasury Obligation (Cost $3,405) ($ Thousands)			3,405

Total Investments — 102.0% (Cost $511,750) ($ Thousands)			$549,105

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	128	Dec-2010	$(261)
FTSE Index	40	Dec-2010	(82)
Hang Seng Index	2	Dec-2010	(2)
Nikkei 225 Index	5	Dec-2010	21
SPI 200 Index	9	Dec-2010	(16)
Topix Index	26	Dec-2010	160

			$(180)

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $538,304 ($ Thousands)

*	Non-income producing.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $15,751 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on November 30, 2010 was $15,976 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

L.P. — Limited Partnership

SPI — Share Price Index

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$516,543	$—	$—	$516,543
Warrants	—	1,383	—	1,383
Preferred Stock	1,584	—	—	1,584
Rights	77	—	—	77
Affiliated Partnership	—	15,976	—	15,976
Cash Equivalent	10,137	—	—	10,137
U.S. Treasury Obligation	—	3,405	—	3,405

Total Investments in Securities	$528,341	$20,764	$—	$549,105

Other Financial Instruments	Level 1	Level 2		Level 3	Total
Futures Contracts*	$(180)		$—	$—	$(180)

Total Other Financial Instruments	$(180)	$		$—	$(180)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended November 30, 2010, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $109,092 ($ Thousands). The transfers related to the fair value of certain international securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.8%

Argentina — 0.1%
Other Securities	0.1%		$2,260

Australia — 3.3%
BHP Billiton	0.6	696,200	28,537
Coal & Allied Industries	0.0	3,073	332
Rio Tinto (A)	0.6	328,074	25,866
Other Securities	2.1		92,457

			147,192

Austria — 0.1%
Other Securities	0.1		3,913

Belgium — 0.9%
Delhaize Group ADR (A)	0.5	321,500	22,058
Other Securities	0.4		18,430

			40,488

Bermuda — 0.1%
Other Securities	0.1		6,391

Brazil — 3.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (A)	0.7	718,700	32,449
Cia Paranaense de Energia ADR (A)	0.6	1,025,600	25,681
Other Securities	2.5		111,022

			169,152

Canada — 7.0%
Canadian National Railway	0.6	445,828	28,466

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Canadian Natural Resources (A)	0.6%	741,900	$28,525
Other Securities	5.8		256,513

			313,504

Chile — 0.2%
Other Securities	0.2		8,413

China — 2.7%
Air China, Cl H	0.1	3,030,000	3,949
China Petroleum & Chemical, Cl H	0.2	9,828,000	9,150
China Telecom, Cl H	0.0	1,710,000	861
Yanzhou Coal Mining ADR (A)	0.2	328,200	9,055
Other Securities	2.2		98,006

			121,021

Colombia — 0.0%
Other Securities	0.0		1,572

Cyprus — 0.0%
Other Securities	0.0		1,778

Czech Republic — 0.0%
Other Securities	0.0		1,705

Denmark — 1.2%
Novo-Nordisk, Cl B	0.8	370,634	36,769
Other Securities	0.4		17,753

			54,522

Egypt — 0.1%
Other Securities	0.1		5,591

Finland — 1.1%
Other Securities	1.1		48,555

France — 4.8%
BNP Paribas	0.5	425,325	25,247
France Telecom ADR	0.5	1,020,400	20,826
LVMH Moet Hennessy Louis Vuitton (A)	0.6	179,678	27,331
Other Securities	3.2		140,857

			214,261

Germany — 5.1%
BASF	0.7	405,150	30,326
SAP	0.5	492,959	23,063
Other Securities	3.9		176,185

			229,574

Guernsey — 0.2%
Other Securities	0.2		7,210

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Hong Kong — 3.2%
China Mobile	0.5%	2,110,007	$21,044
CNOOC	0.6	13,350,297	28,950
Hong Kong Exchanges and Clearing	0.5	968,200	22,180
Other Securities	1.6		72,096

			144,270

Hungary — 0.1%
Other Securities	0.1		6,249

India — 1.7%
Other Securities	1.7		75,041

Indonesia — 0.8%
Other Securities	0.8		37,901

Ireland — 0.7%
Covidien	0.5	595,000	25,032
Other Securities	0.2		7,458

			32,490

Israel — 1.1%
Teva Pharmaceutical Industries ADR	0.7	620,591	31,055
Other Securities	0.4		17,840

			48,895

Italy — 1.0%
Other Securities	1.0		42,912

Japan — 12.3%
Fanuc	0.5	159,600	22,844
Hitachi	0.6	5,304,000	25,073
Komatsu	0.8	1,223,796	33,864
Mitsubishi UFJ Financial Group	0.5	4,478,686	21,172
Nippon Telegraph & Telephone	0.4	434,900	19,676
Toyota Motor	0.4	494,747	19,017
Other Securities	9.1		411,195

			552,841

Kazakhstan — 0.0%
Other Securities	0.0		2,101

Macau — 0.0%
Other Securities	0.0		1,214

Malaysia — 0.7%
Other Securities	0.7		29,157

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Mexico — 1.8%
Other Securities	1.8%		$82,523

Netherlands — 3.0%
Royal Dutch Shell ADR, Cl A(A)	0.5	389,100	23,606
Royal Dutch Shell, Cl A	0.6	802,107	24,219
Royal Dutch Shell, Cl B	0.1	180,992	5,378
Royal Dutch Shell, Cl A (GBP) (C)	0.2	345,073	10,404
Other Securities	1.6		70,555

			134,162

Netherlands Antilles — 0.4%
Other Securities	0.4		16,972

New Zealand — 0.0%
Other Securities	0.0		1,841

Norway — 1.3%
Statoil ADR (A)	0.5	1,077,300	21,535
Other Securities	0.8		35,861

			57,396

Pakistan — 0.0%
Other Securities	0.0		324

Panama — 0.2%
Other Securities	0.2		7,847

Peru — 0.1%
Other Securities	0.1		4,783

Poland — 0.4%
Other Securities	0.4		16,279

Portugal — 0.3%
Other Securities	0.3		12,390

Russia — 0.5%
Other Securities	0.5		24,593

Singapore — 1.0%
Other Securities	1.0		45,116

South Africa — 1.0%
Sasol ADR	0.5	542,100	24,215
Other Securities	0.5		21,826

			46,041

South Korea — 3.7%
Hyundai Motor	0.5	167,655	24,944
Kia Motors	0.5	490,730	20,719

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Samsung Electronics	0.4%	27,357	$19,490
Other Securities	2.3		102,412

			167,565

Spain — 0.9%
Telefonica	0.5	1,120,979	23,917
Other Securities	0.4		14,561

			38,478

Sweden — 1.8%
Hennes & Mauritz, Cl B	0.4	535,734	18,085
Other Securities	1.4		60,878

			78,963

Switzerland — 4.3%
Nestle	0.9	715,273	39,147
Novartis	0.7	579,337	30,952
Zurich Financial Services ADR	0.5	1,014,600	22,626
Other Securities	2.2		101,372

			194,097

Taiwan — 1.8%
Other Securities	1.8		81,421

Thailand — 1.0%
Other Securities	1.0		43,352

Turkey — 1.0%
Other Securities	1.0		46,667

United Kingdom — 14.0%
AstraZeneca ADR (A)	0.4	415,800	19,513
AstraZeneca	0.7	706,715	32,968
BG Group	0.4	994,405	17,987
British American Tobacco ADR	0.4	222,600	16,228
British American Tobacco	0.8	1,052,118	38,185
Carnival	0.4	443,879	18,125
GlaxoSmithKline ADR	0.5	565,300	21,640
HSBC Holdings	0.4	1,866,130	18,841
Reckitt Benckiser Group	0.5	429,674	22,751
Rio Tinto	0.6	402,740	25,587
Rio Tinto ADR (A)	0.2	137,600	8,824
Standard Chartered	0.6	947,304	25,537
Tesco	0.4	3,072,495	19,824
Other Securities	7.7		345,310

			631,320

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United States — 2.0%
RenaissanceRe Holdings	0.5%	389,700	$23,491
Other Securities	1.5		67,193

			90,684

Total Common Stock (Cost $3,785,262) ($ Thousands)			4,172,987

PREFERRED STOCK — 1.4%

Brazil — 0.2%
Other Securities	0.2		11,252

Germany — 1.2%
Volkswagen	0.8	216,477	34,887
Other Securities	0.4		16,964

			51,851

Total Preferred Stock (Cost $40,187) ($ Thousands)			63,103

EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0		266

Total Exchange Traded Fund (Cost $244) ($ Thousands)			266

WARRANTS — 0.0%
Other Securities	0.0		38

Total Warrants (Cost $—) ($ Thousands)			38

RIGHTS — 0.0%

Brazil — 0.0%
Other Securities	0.0		—

China — 0.0%
Other Securities	0.0		311

Total Rights (Cost $—) ($ Thousands)			311

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 0.210%*† (B)	7.4	336,574,902	333,998

Total Affiliated Partnership (Cost $336,575) ($ Thousands)			333,998

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.120%*†	3.8	172,448,084	172,448

Total Cash Equivalent (Cost $172,448) ($ Thousands)			172,448

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill 0.199%, 12/16/10 (C) (D)	0.8%	$34,809	$34,807

Total U.S. Treasury Obligation (Cost $34,805) ($ Thousands)			34,807

Total Investments — 106.2% (Cost $4,369,521) ($ Thousands)			$4,777,958

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,871	Dec-2010	$(2,877)
FTSE Index	577	Dec-2010	(65)
Hang Seng Index	42	Dec-2010	(38)
Nikkei 225 Index	11	Dec-2010	45
S&P TSE 60 Index	170	Dec-2010	1,305
SPI 200 Index	140	Dec-2010	(204)
Topix Index	398	Dec-2010	2,082

			$248

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,500,797 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $317,808 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $333,998 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

British Pound Sterling

L.P. — Limited Partnership

S&P — Standard & Poor’s

SPI — Share Price Index

TSE — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,172,987	$—	$—	$4,172,987
Preferred Stock	63,103	—	—	63,103
Exchange Traded Fund	266	—	—	266
Warrants	38	—	—	38
Rights	311	—	—	311
Affiliated Partnership	—	333,998	—	333,998
Cash Equivalent	172,448	—	—	172,448
U.S. Treasury Obligation	—	34,807	—	34,807

Total Investments in Securities	$4,409,153	$368,805	$—	$4,777,958

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$248	$—	$—	$248

Total Other Financial Instruments	$248	$—	$—	$248

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $411,166 ($ Thousands). The transfers related to the fair value of certain international securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.7%

Australia — 3.6%
BHP Billiton	1.1%	21,279	$872
Rio Tinto	0.9	8,591	677
Other Securities	1.6		1,349

			2,898

Austria — 0.1%
Other Securities	0.1		62

Belgium — 0.8%
Other Securities	0.8		630

Brazil — 1.3%
Other Securities	1.3		1,036

Canada — 7.7%
Canadian National Railway	0.9	11,610	741
Canadian Natural Resources	0.9	17,800	684
EnCana	0.6	17,769	492
Other Securities	5.3		4,211

			6,128

China — 1.9%
Other Securities	1.9		1,551

Denmark — 1.7%
Novo-Nordisk, Cl B	1.1	8,702	863
Other Securities	0.6		496

			1,359

Finland — 1.6%
Stora Enso, Cl R	0.4	40,344	348
Other Securities	1.2		929

			1,277

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 5.3%
BNP Paribas	1.0%	13,225	$785
LVMH Moet Hennessy Louis Vuitton	0.7	3,820	581
Sanofi-Aventis	0.5	6,953	422
Other Securities	3.1		2,450

			4,238

Germany — 5.6%
Allianz	0.5	3,374	371
BASF	1.2	12,122	907
Fresenius Medical Care	0.5	6,393	370
SAP	0.6	9,739	456
Other Securities	2.8		2,336

			4,440

Greece — 0.0%
Other Securities	0.0		32

Guernsey — 0.2%
Other Securities	0.2		127

Hong Kong — 3.1%
Hong Kong Exchanges and Clearing	0.5	18,800	431
Swire Pacific, Cl A	0.5	25,500	393
Other Securities	2.1		1,613

			2,437

Hungary — 0.1%
Other Securities	0.1		101

India — 0.2%
Other Securities	0.2		162

Indonesia — 0.4%
Other Securities	0.4		285

Ireland — 0.2%
Other Securities	0.2		181

Israel — 1.1%
Teva Pharmaceutical Industries ADR	0.7	11,155	558
Other Securities	0.4		299

			857

Italy — 1.2%
Enel	0.6	94,738	446
Other Securities	0.6		476

			922

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 15.2%
Canon	0.5%	8,795	$414
Fanuc	0.7	3,600	515
Hitachi	0.8	131,000	619
Komatsu	1.0	27,600	764
Mitsubishi UFJ Financial Group	0.9	149,100	705
Nippon Telegraph & Telephone	0.5	9,300	421
Takeda Pharmaceutical	0.5	8,700	404
Toyota Motor	0.5	10,072	387
Other Securities	9.8		7,918

			12,147

Macau — 0.0%
Other Securities	0.0		38

Malaysia — 1.2%
CIMB Group Holdings	0.5	155,600	415
Other Securities	0.7		571

			986

Mexico — 1.4%
Wal-Mart de Mexico	0.5	128,600	364
Other Securities	0.9		733

			1,097

Netherlands — 1.9%
Other Securities	1.9		1,532

New Zealand — 0.1%
Other Securities	0.1		60

Norway — 0.8%
Other Securities	0.8		669

Peru — 0.2%
Other Securities	0.2		125

Philippines — 0.1%
Other Securities	0.1		113

Poland — 0.7%
Other Securities	0.7		557

Portugal — 0.3%
Other Securities	0.3		265

Russia — 0.0%
Other Securities	0.0		32

Singapore — 1.1%
Other Securities	1.1		865

South Africa — 0.3%
Other Securities	0.3		258

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Korea — 2.4%
Kia Motors	0.6%	11,310	$477
Other Securities	1.8		1,468

			1,945

Spain — 1.3%
Telefonica	0.7	27,770	592
Other Securities	0.6		440

			1,032

Sweden — 2.6%
Hennes & Mauritz, Cl B	0.5	11,178	377
Other Securities	2.1		1,664

			2,041

Switzerland — 5.3%
Nestle	1.3	19,014	1,041
Novartis	1.0	14,206	759
Roche Holding	0.5	3,039	420
UBS	0.4	23,257	351
Other Securities	2.1		1,636

			4,207

Taiwan — 1.5%
High Tech Computer	0.5	13,500	374
Other Securities	1.0		853

			1,227

Thailand — 0.8%
Other Securities	0.8		638

Turkey — 0.6%
Other Securities	0.6		463

United Kingdom — 15.6%
AstraZeneca	1.0	17,143	800
BG Group	0.8	34,417	623
BHP Billiton	0.6	14,445	514
BP	0.6	68,569	455
British American Tobacco	1.2	27,187	987
Carnival	0.5	9,924	405
HSBC Holdings	0.8	59,711	603
Kingfisher	0.4	93,182	341
Reckitt Benckiser Group	0.6	9,371	496
Rio Tinto	1.0	12,502	794
Standard Chartered	0.8	23,827	642
Tesco	0.5	61,510	397
Vodafone Group	0.5	150,793	377
Other Securities	6.3		4,972

			12,406

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United States — 1.2%
Other Securities	1.2%		$942

Total Common Stock (Cost $66,615) ($ Thousands)			72,368

PREFERRED STOCK — 1.3%

Germany — 1.3%
Volkswagen	0.9	4,603	742
Other Securities	0.4		298

			1,040

South Korea — 0.0%
Other Securities	0.0		8

Total Preferred Stock (Cost $668) ($ Thousands)			1,048

WARRANTS — 0.0%
Other Securities	0.0		2

Total Warrants (Cost $—) ($ Thousands)			2

RIGHTS — 0.0%

China — 0.0%
Other Securities	0.0		7

Total Right (Cost $—) ($ Thousands)			7

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.120%*†	4.6	3,635,154	3,635

Total Cash Equivalent (Cost $3,635) ($ Thousands)			3,635

U.S. TREASURY OBLIGATION (A) — 0.4%
Other Securities	0.4		318

Total U.S. Treasury Obligation (Cost $318) ($ Thousands)			318

Total Investments — 97.0% (Cost $71,236) ($ Thousands)			$77,378

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	35	Dec-2010	$(66)
FTSE Index	10	Dec-2010	(8)
Hang Seng Index	1	Dec-2010	(1)
S&P TSE 60 Index	3	Dec-2010	19
SPI 200 Index	3	Dec-2010	(9)
Topix Index	9	Dec-2010	43

			$(22)

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $79,762 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2010.
†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and London Stock Exchange

S&P — Standard & Poor’s

SPI — Stock Price Index

TSE — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,368	$—	$—	$72,368
Preferred Stock	1,048	—	—	1,048
Warrants	—	2	—	2
Rights	7	—	—	7
Cash Equivalent	3,635	—	—	3,635
U.S. Treasury Obligation	—	318	—	318

Total Investments in Securities	$77,058	$320	$—	$77,378

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(22)	$—	$—	$(22)

Total Other Financial Instruments	$(22)	$—	$—	$(22)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended November 30, 2010, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $10,942 ($ Thousands). The transfers related to the fair value of certain international securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 22.5%
Advantage Sales & Marketing
0.000%, 04/05/17 (E)	$488	$490
Affinion Group Holdings
5.000%, 10/08/16	498	494
Alliant Insurance Service Term Loan
3.289%, 08/21/14	679	658
Allison Transmission
3.040%, 08/07/14	423	408
3.010%, 08/07/14	247	238
Aramark Facility
0.106%, 01/26/14	27	27
Aramark US Term Loan
2.164%, 01/26/14	341	336
Asurion 1st Lien Term Loan
3.286%, 07/03/14	75	69
3.254%, 07/03/14	204	190
3.253%, 07/03/14	241	224
Atlantic Broadband Finance
0.000%, 11/26/15 (E)	500	501
BBN Acquisitions
5.000%, 09/14/15	388	390
Biomet Dollar Term Loan
3.289%, 03/25/15	332	329
3.256%, 03/25/15	82	81
3.255%, 03/25/15	19	19
Blount International
5.500%, 07/29/16	450	450
Booz Allen Hamilton Tranche B Term Loan
7.500%, 07/31/15	111	111
Burlington Coat Factory
2.540%, 05/28/13	294	286
2.530%, 05/28/13	291	283
Calpine
3.165%, 03/29/14	195	194
CDW
4.276%, 10/12/14	304	294
2.276%, 10/12/14	145	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cedar Fair
5.500%, 12/15/16	$559	$564
Celanese US Holdings LLC Term Loan
1.790%, 04/02/14	321	318
Cengage Learning Holdco
2.540%, 06/28/14	591	545
CF Industries Term Loan B1
4.500%, 04/05/15	101	101
Charter
2.260%, 03/15/14	58	57
Charter Communications Term Loan C
3.540%, 09/06/16	527	515
Cinemark USA
2.268%, 10/05/13	53	52
2.050%, 10/05/13	251	247
2.040%, 10/05/13	76	75
2.010%, 10/05/13	74	73
CIT Group
0.000%, 08/11/15 (E)	300	305
Clear Channel
3.905%, 01/29/16	427	338
Community Health Systems Delayed Draw Term Loan
2.549%, 07/25/14	42	41
Community Health Systems Funded Term Loan
2.549%, 07/25/14	850	827
2.510%, 07/25/14	2	2
Dana Holding
4.540%, 01/31/15	253	252
4.510%, 01/31/15	96	96
Dunkin Brands
0.000%, 11/18/17 (E)	175	177
Dynegy Holdings
4.010%, 04/02/13	684	664
Federal Mogul
2.188%, 12/29/14	456	410
2.188%, 12/28/15	233	209
Fidelity National Infomation Services
5.303%, 07/18/16	420	425
Flextronics International Term A-2
2.506%, 10/01/14	261	257
Flextronics International Term A-3
2.506%, 10/01/14	305	299
Ford Motor Company
3.255%, 11/08/14	500	471
Freescale Semiconductor
4.506%, 12/01/16	563	529
Goodman Global
0.166%, 10/06/16	350	352
Graham Packaging
6.000%, 09/23/16	126	127
6.000%, 08/09/16	124	125

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	27

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graphic Packaging
3.020%, 05/16/14	$11	$11
3.004%, 05/16/14	15	14
3.001%, 05/16/14	22	22
Graphic Packaging International Incremental Term Loan
3.040%, 05/16/14	173	172
3.039%, 05/16/14	164	163
Harrah’s Operating, Ser B-2
3.288%, 01/28/15	668	584
HCA Tranche B Term Loan
2.539%, 11/18/13	858	840
Hertz
2.089%, 12/21/12	116	115
2.010%, 12/21/12	360	356
Hertz, Ser B
2.010%, 12/21/12	267	263
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	355	344
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	158	153
Hub International Delayed Draw Term Loan
2.789%, 06/13/14	91	88
Hub International Initial Term Loan
2.789%, 06/13/14	405	391
Iasis Healthcare LLC Delayed Draw Term Loan
2.255%, 03/15/14	61	59
Iasis Healthcare LLC Synthetic Letter of Credit
2.256%, 03/15/14	17	16
Iasis Healthcare LLC Term Loan B
2.255%, 03/15/14	174	169
IMS Health Term Loan B
5.250%, 02/26/16	198	200
Infor Enterprise Solutions
6.110%, 07/28/12	421	396
Infor Global Enterprise Solutions
6.505%, 03/02/14	27	19
Infor Global Enterprise Solutions Tranche 1
6.505%, 03/02/14	138	97
Infor Global Solutions
6.010%, 07/28/15	220	207
Infor Global Solutions Intermediate Holdings
6.506%, 03/02/14	305	214
Integra Telecom
9.250%, 04/07/15	569	574
Intelsat
3.290%, 02/01/14	450	428
Intersil Corp
4.750%, 04/26/16	125	126

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intersil Term Loan B
4.750%, 04/26/16	$124	$125
Inventiv Health
6.599%, 05/07/16	299	301
Knology
5.500%, 09/13/16	500	501
Lamar Media
4.250%, 10/01/16	443	445
Live Nation Entertainment
4.500%, 10/20/16	249	249
Meg Energy
6.000%, 04/03/16	433	434
Metroflag, 2nd Lien
11.250%, 01/06/09 (C) (D)	1,500	—
Nielsen Finance New Facility
2.253%, 12/31/17	603	592
NRG Holdings Letter of Credit
1.789%, 02/01/13	153	151
NRG Holdings Term Loan B
1.789%, 02/01/13	183	181
Quebecor Media
2.607%, 01/17/13	396	391
re/max International
5.500%, 04/16/16	498	497
Reable Therapeutics (DJO Finance) Term Loan B
3.255%, 05/20/14	357	350
Regal Cinemas
4.033%, 11/19/16	346	347
Reynold
6.750%, 05/05/16	333	335
Reynolds Group
5.750%, 05/13/16	496	499
Sensata Technology
2.038%, 04/27/13	434	420
2.021%, 04/27/13	1	1
Sirva Revolving Credit Loan
10.530%, 05/12/12	34	23
9.500%, 05/12/12	28	19
Sirva Worldwide (Unfunded)
1.000%, 05/12/12	219	72
Solutia 1st Lien Term Loan
4.750%, 03/02/17	154	154
Styron
7.500%, 05/21/16	494	500
Sungard Data Systems
3.911%, 02/28/16	424	420
3.898%, 02/28/16	30	30
Supervalu
1.538%, 06/02/12	448	440
1.521%, 06/02/12	1	1
Telesat Canada
3.270%, 10/31/14	449	444

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Competitive Electric
3.789%, 10/10/14	$1	$1
3.753%, 10/10/14	343	265
Travelport LLC Term Loan B
2.963%, 08/23/13	144	140
Universal Healthcare
6.250%, 05/16/16	450	455
Univision Communications
4.505%, 09/29/14	551	524
Valeant Pharma Unfunded
0.000%, 06/21/16	20	—
Vanguard Health Term Loan
5.000%, 01/15/16	398	400
Warner Chilcott PLC, Ser A
6.000%, 10/30/14	157	156
Warner Chilcott PLC, Ser B
6.250%, 04/30/15	76	76
Warner Chilcott PLC, Ser B2
6.250%, 04/30/15	126	127
Wide Open West Finance 1st Lien
2.753%, 06/30/14	538	497

Total Loan Participations (Cost $31,643) ($ Thousands)		31,249

CORPORATE OBLIGATIONS — 4.3%

Consumer Discretionary — 0.2%
Hanesbrands
6.375%, 12/15/20 (A)	208	199
Macy’s Retail Holdings
5.350%, 03/15/12	100	103

		302

Consumer Staples — 0.3%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	441

Energy — 0.5%
Canadian Natural Resources
5.700%, 05/15/17	150	174
Energy Transfer Equity
7.500%, 10/15/20	500	517

		691

Financials — 1.3%
Capital One Financial MTN
5.700%, 09/15/11	150	156
Citigroup
0.562%, 06/09/16 (B)	150	130
JPMorgan Chase Capital XXI, Ser U
1.236%, 02/02/37 (B)	250	181
Liberty Property L.P.
7.250%, 03/15/11‡	300	304

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monumental Global Funding
0.489%, 01/15/14 (A) (B)	$230	$221
Morgan Stanley MTN
0.589%, 01/09/14 (B)	200	191
Prudential Financial MTN
5.100%, 12/14/11	150	155
Reinsurance Group of America
5.625%, 03/15/17	200	214
State Street
0.388%, 04/30/12 (B)	135	135
Unitrin
6.000%, 05/15/17	110	112

		1,799

Health Care — 0.2%
UnitedHealth Group
1.586%, 02/07/11 (B)	250	251

Industrials — 0.4%
Berry Plastics
5.039%, 02/15/15 (B)	460	439
Continental Airlines, Ser 061G
0.646%, 06/02/13 (B)	142	135

		574

Materials — 0.5%
Verso Paper Holdings LLC
11.500%, 07/01/14	675	732

Telecommunication Services — 0.6%
Corning
6.050%, 06/15/15	150	150
MetroPCS Wireless
6.625%, 11/15/20	400	381
Telecom Italia Capital
0.899%, 07/18/11 (B)	150	150
Vodafone Group PLC
0.572%, 02/27/12 (B)	150	150

		831

Utilities — 0.3%
Calpine
7.500%, 02/15/21 (A)	375	368

Total Corporate Obligations (Cost $5,893) ($ Thousands)		5,989

MORTGAGE-BACKED SECURITIES — 2.7%

Non-Agency Mortgage-Backed Obligations — 2.7%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (A)	125	133
Banc of America Funding, Ser 2005-F, Cl 4A1
3.146%, 09/20/35 (B)	392	318

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Concluded)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2006-D, Cl 3A1
5.441%, 05/20/36 (B)	$314	$244
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.763%, 08/15/29 (A) (B)	135	124
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
3.179%, 02/25/35 (B)	176	154
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
4.625%, 02/25/36 (B)	320	284
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	280	282
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
5.009%, 04/19/36 (B)	354	287
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.334%, 06/25/37 (B)	307	249
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.807%, 07/25/35 (B)	337	266
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	332	264
MortgageIT Trust, Ser 2005-4, Cl A1
0.533%, 10/25/35 (B)	332	234
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
4.094%, 11/25/35 (B)	130	98
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
4.971%, 12/25/35 (B)	328	276
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.968%, 12/25/34 (B)	287	279
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.862%, 10/25/35 (B)	77	71
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.890%, 10/25/35 (B)	113	104
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
4.632%, 03/25/36 (B)	122	107

Total Mortgage-Backed Securities (Cost $4,451) ($ Thousands)		3,774

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 1.8%

Automotive — 0.4%
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A4A
5.550%, 04/07/14	$235	$244
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	30	31
CarMax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	51
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	20	20
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	108
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	15	15

		469

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.436%, 09/15/16 (B)	145	143
Chase Issuance Trust, Ser 2005-C2, Cl C2
0.696%, 01/15/15 (B)	200	198
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.873%, 11/07/14 (B)	250	249

		590

Mortgage Related Securities — 0.7%
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.706%, 08/25/35 (B)	350	328
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.666%, 09/25/35 (B)	370	209
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.646%, 12/25/35 (B)	470	292
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.696%, 01/25/36 (B)	375	170

		999

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Other Asset-Backed Securities — 0.3%
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	$400	$410

Total Asset-Backed Securities (Cost $3,022) ($ Thousands)		2,468

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Note
0.750%, 11/30/11	1,000	1,004

Total U.S. Treasury Obligation (Cost $1,005) ($ Thousands)		1,004

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FHLB
0.400%, 12/09/11	100	100

Total U.S. Government Agency Obligation (Cost $100) ($ Thousands)		100

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.120%*†	5,358,206	5,358

Total Cash Equivalent (Cost $5,358) ($ Thousands)		5,358

AFFILIATED PARTNERSHIP — 54.8%
SEI LIBOR Plus Portfolio†	11,056,214	76,177

Total Affiliated Partnership (Cost $96,274) ($ Thousands)		76,177

Total Investments — 90.8% (Cost $147,746) ($ Thousands)		$126,119

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(9)	Mar-2011	$(4)
U.S. 2-Year Treasury Note	(2)	Apr-2011	—
U.S. 5-Year Treasury Note	7	Apr-2011	1
U.S. Long Treasury Bond	(1)	Mar-2011	—

			$(3)

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $138,935 ($ Thousands)

*	Rate shown is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(C)	Security in default on interest payments.

(D)	Securities considered illiquid and restricted. The total value of such securities as of November 30, 2010 was $0 ($ Thousands) and represented 0.0% of net assets.

(E)	Unsettled Loan Participation. Interest rate not available.

Cl — Class

FHLB — Federal Home Loan Bank

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$31,249	$—	$31,249
Corporate Obligations	—	5,989	—	5,989
Mortgage-Backed Securities	—	3,774	—	3,774
Asset-Backed Securities	—	2,468	—	2,468
U.S. Treasury Obligation	—	1,004	—	1,004
U.S. Government Agency Obligation	—	100	—	100
Cash Equivalent	5,358	—	—	5,358
Affiliated Partnership	76,177	—	—	76,177

Total Investments in Securities	$81,535	$44,584	$—	$126,119

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(3)	$—	$—	$(3)

Total Other Financial Instruments	$(3)	$—	$—	$(3)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	31

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 48.8%

Agency Mortgage-Backed Obligations — 35.4%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$620	$652
FHLMC
11.000%, 02/17/21	1,830	2,032
10.000%, 03/17/26 to 10/01/30	3,536	4,179
7.500%, 08/01/30 to 09/01/38	2,825	3,251
7.000%, 11/01/15 to 09/01/25	147	167
6.500%, 06/01/17 to 08/01/38	17,471	19,509
6.000%, 03/01/20 to 08/01/38	49,189	54,018
5.625%, 02/17/21	1,620	1,753
5.500%, 12/01/13 to 12/01/37	101,908	110,810
5.125%, 11/17/17	5,000	5,846
5.000%, 04/18/17 to 08/01/40	37,399	46,136
4.500%, 10/01/30 to 04/01/41	11,346	9,576
4.000%, 10/01/33 to 09/01/40	24,044	24,501
2.875%, 02/09/15	3,390	3,599
0.875%, 10/28/13 (A)	5,950	5,951
0.411%, 02/03/12 (B)	14,170	14,174
1.190%, 04/01/11 (C)	10,000	9,995
FHLMC TBA
5.500%, 12/01/36	13,600	14,569
4.500%, 12/01/34	26,000	26,995
4.500%, 04/01/41	2,200	2,285
4.000%, 12/15/40	500	507
3.500%, 12/15/25	30,495	31,182
FHLMC ARM (B)
6.703%, 08/01/36	1,639	1,734
6.627%, 07/01/36	920	969
6.580%, 08/01/36	659	700
6.481%, 11/01/37	349	377
6.414%, 02/01/37	565	607
6.410%, 12/01/36	850	913

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.341%, 12/01/36	$1,356	$1,441
6.329%, 10/01/36	432	459
6.297%, 10/01/36	1,670	1,773
6.280%, 09/01/36	5,780	6,101
6.248%, 09/01/36	538	567
6.219%, 02/01/37	1,616	1,723
6.193%, 03/01/37	577	612
6.179%, 09/01/36	456	491
6.172%, 12/01/36	900	955
6.132%, 05/01/37	808	863
6.114%, 06/01/37	415	448
6.104%, 12/01/36	455	480
6.086%, 01/01/37	2,252	2,393
6.052%, 10/01/37	2,081	2,204
6.034%, 12/01/36	1,576	1,673
6.023%, 10/01/36	1,140	1,203
6.000%, 10/01/37	2,229	2,403
5.977%, 06/01/38	2,493	2,683
5.962%, 03/01/37	1,182	1,255
5.948%, 01/01/37	511	550
5.939%, 11/01/36	315	334
5.934%, 02/01/37	356	378
5.927%, 04/01/37	382	410
5.904%, 03/01/37	314	338
5.872%, 07/01/37	670	721
5.868%, 05/01/37	283	300
5.864%, 04/01/37	1,425	1,513
5.858%, 05/01/37	4,661	4,969
5.845%, 11/01/37	11	12
5.844%, 05/01/36	968	1,012
5.838%, 08/01/37	1,109	1,182
5.816%, 11/01/36	708	752
5.792%, 05/01/37	305	326
5.787%, 11/01/38	621	668
5.768%, 07/01/38	3,049	3,281
5.741%, 09/01/36	1,332	1,395
5.735%, 05/01/37	1,993	2,116
5.733%, 05/01/37	867	918
5.727%, 06/01/37	1,027	1,103
5.694%, 04/01/37	808	862
5.691%, 03/01/36	891	956
5.675%, 03/01/36	1,386	1,485
5.652%, 04/01/38	334	354
5.602%, 05/01/37	675	717
5.596%, 04/01/37	254	269
5.580%, 10/01/38	710	760
5.544%, 05/01/36	684	724
5.522%, 05/01/36	1,528	1,632
5.514%, 10/01/36	2,332	2,453
5.477%, 08/01/37	2,464	2,620
5.305%, 05/01/38	997	1,057
5.121%, 01/01/36	3,287	3,493
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	23	26

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/21	$345	$396
FHLMC CMO, Ser 1993-1611, Cl Z
6.500%, 11/15/23	11,239	12,664
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	1,363	1,542
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/28	1,521	1,623
FHLMC CMO, Ser 1999-2138, Cl KS, IO
7.447%, 02/15/29 (B)	1,697	206
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/31	1,716	1,900
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/31	1,069	1,209
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/31	267	296
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/32	2,859	3,235
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/32	820	914
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/32	1,472	1,640
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	2,357	2,597
FHLMC CMO, Ser 2002-41, Cl 2A
6.812%, 07/25/32 (B)	836	948
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/42	1,168	1,368
FHLMC CMO, Ser 2003-2558, Cl BD
5.000%, 01/15/18	4,137	4,525
FHLMC CMO, Ser 2003-2587, Cl CO, PO
0.000%, 03/15/32	808	796
FHLMC CMO, Ser 2003-2590, Cl BY
5.000%, 03/15/18	1,346	1,475
FHLMC CMO, Ser 2003-2591, Cl QO
4.500%, 03/15/18	1,000	1,083
FHLMC CMO, Ser 2003-2631, Cl SA
14.385%, 06/15/33 (B)	737	834
FHLMC CMO, Ser 2003-2671, Cl S
14.294%, 09/15/33 (B)	704	793
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/18	2,291	2,443
FHLMC CMO, Ser 2003-2684, Cl SN
26.983%, 10/15/33 (B)	121	131
FHLMC CMO, Ser 2003-2690, Cl SJ
8.770%, 10/15/33 (B)	580	570
FHLMC CMO, Ser 2003-2691, Cl SE
9.188%, 12/15/28 (B)	439	450
FHLMC CMO, Ser 2003-2694, Cl QG
4.500%, 01/15/29	270	278
FHLMC CMO, Ser 2003-2695, Cl OB, PO
0.000%, 10/15/33	246	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2695, Cl SX
15.929%, 10/15/33 (B)	$256	$270
FHLMC CMO, Ser 2003-2698, Cl SV
8.620%, 11/15/33 (B)	248	244
FHLMC CMO, Ser 2003-2725, Cl SC
8.689%, 11/15/33 (B)	322	313
FHLMC CMO, Ser 2003-2725, CI OP, PO
0.000%, 10/15/33	249	228
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/43	626	718
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/43	773	901
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/43	736	845
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/43	937	1,114
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	213	217
FHLMC CMO, Ser 2004-2754, Cl JG
4.500%, 03/15/33	390	394
FHLMC CMO, Ser 2004-2777, CI KO, PO
0.000%, 02/15/33	1,000	952
FHLMC CMO, Ser 2004-2778, Cl JD
5.000%, 12/15/32	1,974	2,134
FHLMC CMO, Ser 2004-2812, Cl NO, PO
0.000%, 10/15/33	371	310
FHLMC CMO, Ser 2004-2827, Cl CS
15.803%, 04/15/32 (B)	102	109
FHLMC CMO, Ser 2004-2833, Cl KO, PO
0.000%, 08/15/34	72	72
FHLMC CMO, Ser 2004-2835, CI BO, PO
0.000%, 12/15/28	359	350
FHLMC CMO, Ser 2004-2843, Cl BC
5.000%, 08/15/19	1,740	1,911
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/33	2,000	2,246
FHLMC CMO, Ser 2004-2865, Cl GO, PO
0.000%, 10/15/33	229	222
FHLMC CMO, Ser 2004-2897, Cl EO, PO
0.000%, 10/15/31	351	309
FHLMC CMO, Ser 2004-2903, Cl UZ
5.500%, 07/15/31	328	339
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/44	723	835
FHLMC CMO, Ser 2005-2945, Cl SA
11.838%, 03/15/20 (B)	2,719	3,067
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/20	492	468
FHLMC CMO, Ser 2005-2981, Cl FA
0.653%, 05/15/35 (B)	833	832
FHLMC CMO, Ser 2005-2990, Cl LK
0.623%, 10/15/34 (B)	841	843

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	33

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2005-2991, Cl EG
5.500%, 11/15/34	$1,584	$1,707
FHLMC CMO, Ser 2005-3001, Cl HP
20.986%, 05/15/35 (B)	142	190
FHLMC CMO, Ser 2005-3006, Cl QS
19.460%, 07/15/35 (B)	814	1,077
FHLMC CMO, Ser 2005-3012, Cl GK
23.610%, 06/15/35 (B)	134	185
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	359	391
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	2,708	3,001
FHLMC CMO, Ser 2005-3049, Cl XF
0.603%, 05/15/33 (B)	1,019	1,022
FHLMC CMO, Ser 2005-3052, Cl MH
5.250%, 10/15/34	2,695	2,931
FHLMC CMO, Ser 2005-3077, CI TO, PO
0.000%, 04/15/35	605	518
FHLMC CMO, Ser 2006-3100, CI PO, PO
0.000%, 01/15/36	1,027	897
FHLMC CMO, Ser 2006-3102, Cl FB
0.553%, 01/15/36 (B)	622	622
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/36	1,111	1,249
FHLMC CMO, Ser 2006-3151, CI PO, PO
0.000%, 05/15/36	649	553
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/36	2,500	2,854
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/36	1,000	1,104
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.397%, 08/15/36 (B)	1,247	203
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.337%, 09/15/36 (B)	1,003	153
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.147%, 01/15/37 (B)	1,437	205
FHLMC CMO, Ser 2007-3263, Cl WE
0.000%, 08/15/35 (B)	37	36
FHLMC CMO, Ser 2007-3312, Cl BP
5.500%, 01/15/31	300	317
FHLMC CMO, Ser 2007-3342, Cl VG
6.000%, 11/15/23	1,000	1,131
FHLMC CMO, Ser 2007-3346, Cl FA
0.483%, 02/15/19 (B)	14,613	14,618
FHLMC CMO, Ser 2007-3347, CI PO, PO
0.000%, 07/15/37	175	173
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/37	338	297
FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.197%, 11/15/37 (B)	1,303	172
FHLMC CMO, Ser 2007-3385, CI SN, IO
5.747%, 11/15/37 (B)	1,975	205
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.167%, 11/15/37 (B)	951	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-76, Cl 2A
4.781%, 10/25/37 (B)	$1,487	$1,541
FHLMC CMO, Ser 2008-3422, Cl SE
16.816%, 02/15/38 (B)	248	307
FHLMC CMO, Ser 2008-3437, Cl AI, IO
1.335%, 09/15/11	1,727	13
FHLMC CMO, Ser 2008-3451, CI SA, IO
5.797%, 05/15/38 (B)	1,930	206
FHLMC CMO, Ser 2008-3455, Cl SE, IO
5.947%, 06/15/38 (B)	3,859	471
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	578	655
FHLMC CMO, Ser 2009-3515, Cl PIM15, IO
5.500%, 07/15/37	1,215	162
FHLMC CMO, Ser 2009-3523, Cl SD
18.966%, 06/15/36 (B)	817	995
FHLMC CMO, Ser 2009-3546, Cl A
5.974%, 02/15/39 (B)	542	577
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	2,406	2,557
FHLMC CMO, Ser 2009-3607, CI TO, PO
0.000%, 10/15/39	794	691
FHLMC CMO, Ser 2009-3607, Cl BOPO, PO
0.000%, 04/15/36	500	373
FHLMC CMO, Ser 2009-3608, CI SC, IO
5.997%, 12/15/39 (B)	3,650	451
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/34	755	690
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/30	12,951	13,811
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/40	4,787	5,091
FHLMC CMO, Ser 2010-3632, Cl BS
16.655%, 02/15/40 (B)	400	540
FHLMC CMO, Ser 2010-3652, Cl AP
4.500%, 03/15/40	9,851	10,543
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/26	3,902	4,310
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/39	1,978	2,123
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/32	2,900	358
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	2,911	3,285
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/36	981	1,117
FHLMC CMO, Ser 2010-3714, CI IP, IO
5.000%, 08/15/40	1,981	337
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	500	524
FHLMC CMO, Ser 2010-3740, CI SC, IO
5.747%, 10/15/40 (B)	1,997	279

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	$2,824	$3,083
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	2,849	3,010
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	2,802	2,905
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010-K008, Cl A1
2.746%, 12/25/19	3,555	3,579
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	1,178	1,350
FHLMC STRIP CMO, Ser 2006-239, Cl S30, IO
7.447%, 08/15/36 (B)	4,634	618
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	862	928
FNMA
8.000%, 04/01/15 to 11/01/37	1,356	1,538
7.500%, 06/01/30 to 04/01/39	4,048	4,625
7.000%, 12/01/15 to 01/01/39	12,037	13,687
6.500%, 05/01/17 to 07/01/39	39,905	44,653
6.000%, 03/01/19 to 11/01/48	210,718	231,730
5.500%, 04/01/14 to 05/01/39	153,896	166,793
5.000%, 02/01/20 to 08/01/40	42,444	45,285
4.500%, 07/01/20 to 04/01/41	83,447	87,892
4.000%, 04/01/19 to 04/01/41	30,392	31,048
3.500%, 07/01/25 to 03/01/41	8,132	8,336
FNMA TBA
6.000%, 12/01/37 to 01/01/38	24,200	26,289
5.500%, 12/01/27 to 01/01/38	79,700	85,487
5.000%, 01/01/38	600	635
4.500%, 02/01/34 to 03/15/39	26,200	27,043
4.000%, 11/15/34 to 12/14/39	52,300	53,063
3.500%, 12/25/25 to 02/01/41	90,535	90,826
3.000%, 01/16/26 to 02/01/26	37,000	36,729
FNMA ARM (B)
6.611%, 09/01/36	440	469
6.565%, 01/01/37	1,010	1,095
6.338%, 10/01/36	535	578
6.333%, 02/01/37	719	767
6.296%, 09/01/36	354	376
6.266%, 09/01/37	5,395	5,855
6.239%, 10/01/36	534	566
6.212%, 06/01/36	1,465	1,540
6.179%, 08/01/36	373	403
6.136%, 11/01/37	1,148	1,219

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.129%, 09/01/36	$1,453	$1,562
6.111%, 07/01/37	482	514
6.074%, 11/01/37	624	673
6.052%, 10/01/37	902	972
6.046%, 10/01/37	374	403
6.042%, 09/01/37	324	350
6.034%, 08/01/36	547	578
6.017%, 12/01/36	675	728
6.002%, 09/01/37	1,016	1,084
6.001%, 07/01/37	783	843
5.981%, 05/01/36	498	520
5.945%, 07/01/37	1,185	1,258
5.939%, 10/01/36	449	475
5.935%, 03/01/37	796	856
5.928%, 07/01/37	1,330	1,432
5.927%, 09/01/37	173	185
5.920%, 01/01/37	1,414	1,522
5.915%, 09/01/37	605	653
5.903%, 07/01/36	980	1,039
5.902%, 06/01/36	689	723
5.887%, 01/01/37	1,093	1,176
5.878%, 04/01/37	950	1,023
5.869%, 10/01/36	2,062	2,184
5.862%, 11/01/36	1,204	1,279
5.845%, 02/01/37	818	881
5.832%, 12/01/36	1,559	1,653
5.735%, 02/01/37	998	1,060
5.696%, 01/01/23	1,129	1,212
5.692%, 11/01/36	985	1,040
5.689%, 04/01/37	874	928
5.676%, 10/01/37	655	703
5.662%, 05/01/37	2,952	3,131
5.660%, 03/01/37	8,585	9,166
5.611%, 06/01/36	1,745	1,833
5.523%, 02/01/39	1,779	1,910
5.512%, 07/01/37	447	475
5.434%, 11/01/37	612	650
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	323	386
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	835	1,010
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/22	1,010	1,223
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	723	875
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (B)	310	370
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	1,316	1,470
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	1,664	1,964

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	35

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	$1,106	$1,244
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	1,008	1,143
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	770	884
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,660	1,800
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	311	277
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	862	969
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,388	1,499
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	615	702
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	12,926	14,591
FNMA CMO, Ser 2002-10, Cl SB
18.592%, 03/25/17 (B)	158	202
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	357	347
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	832	954
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	2,400	2,560
FNMA CMO, Ser 2003-131, Cl SK
15.693%, 01/25/34 (B)	829	996
FNMA CMO, Ser 2003-23, Cl Q0, PO
0.000%, 01/25/32	660	644
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	1,065	1,149
FNMA CMO, Ser 2003-30, Cl HS, IO
7.397%, 07/25/17 (B)	1,232	82
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	761	678
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,130	1,226
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	744	753
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,757
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/34	997	1,023
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	776	702
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	327	315
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	1,237	1,351
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	286	283
FNMA CMO, Ser 2005-106, Cl US
23.637%, 11/25/35 (B)	1,229	1,836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-123, Cl FG
0.703%, 07/25/34 (B)	$701	$700
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/20	1,250	1,330
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	1,366	1,420
FNMA CMO, Ser 2005-45, Cl BG
4.500%, 06/25/25	425	429
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	3,309	3,722
FNMA CMO, Ser 2005-64, Cl PL
5.500%, 07/25/35	1,909	2,155
FNMA CMO, Ser 2005-72, Cl SB
16.241%, 08/25/35 (B)	727	900
FNMA CMO, Ser 2005-74, Cl SK
19.433%, 05/25/35 (B)	490	677
FNMA CMO, Ser 2005-74, Cl CS
19.323%, 05/25/35 (B)	640	841
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	281	272
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/35	425	382
FNMA CMO, Ser 2005-90, Cl ES
16.241%, 10/25/35 (B)	478	598
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	281	282
FNMA CMO, Ser 2006-117, Cl GS, IO
6.397%, 12/25/36 (B)	1,176	136
FNMA CMO, Ser 2006-118, Cl A2
0.313%, 12/25/36 (B)	1,206	1,192
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	498	416
FNMA CMO, Ser 2006-23, Cl FK
0.503%, 04/25/36 (B)	574	573
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	639	564
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	676	560
FNMA CMO, Ser 2006-33, Cl LS
29.010%, 05/25/36 (B)	471	721
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	687	749
FNMA CMO, Ser 2006-44, Cl FP
0.653%, 06/25/36 (B)	800	804
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	433	384
FNMA CMO, Ser 2006-46, Cl SW
23.270%, 06/25/36 (B)	590	824
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	179	174
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 07/25/36	1,112	970
FNMA CMO, Ser 2006-60, CI A2, PO
0.000%, 04/25/35	783	717

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	$865	$1,071
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,352	1,428
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	662	769
FNMA CMO, Ser 2006-94, CI GI, IO
6.397%, 10/25/26 (B)	1,897	240
FNMA CMO, Ser 2007-100, Cl SM, IO
6.197%, 10/25/37 (B)	3,112	415
FNMA CMO, Ser 2007-101, Cl A2
0.503%, 06/27/36 (B)	2,766	2,747
FNMA CMO, Ser 2007-112, Cl SA, IO
6.197%, 12/25/37 (B)	1,823	256
FNMA CMO, Ser 2007-114, Cl A6
0.453%, 10/27/37 (B)	2,000	1,996
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	4,567	5,131
FNMA CMO, Ser 2007-116, Cl HI, IO
6.348%, 01/25/38 (B)	2,512	154
FNMA CMO, Ser 2007-29, Cl SG
21.822%, 04/25/37 (B)	411	553
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,063	1,121
FNMA CMO, Ser 2007-43, Cl FL
0.553%, 05/25/37 (B)	478	478
FNMA CMO, Ser 2007-53, Cl SH, IO
5.847%, 06/25/37 (B)	2,352	300
FNMA CMO, Ser 2007-54, Cl FA
0.653%, 06/25/37 (B)	2,094	2,104
FNMA CMO, Ser 2007-60, Cl AX, IO
6.897%, 07/25/37 (B)	2,817	460
FNMA CMO, Ser 2007-65, Cl KI, IO
6.367%, 07/25/37 (B)	3,267	369
FNMA CMO, Ser 2007-72, Cl EK, IO
6.147%, 07/25/37 (B)	2,781	365
FNMA CMO, Ser 2007-74, CI A
5.000%, 04/25/34	77	81
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	1,019	972
FNMA CMO, Ser 2007-79, Cl SB
23.087%, 08/25/37 (B)	230	328
FNMA CMO, Ser 2007-92, Cl YS, IO
5.527%, 06/25/37 (B)	2,295	290
FNMA CMO, Ser 2008-1, Cl BI, IO
5.657%, 02/25/38 (B)	2,687	314
FNMA CMO, Ser 2008-20, Cl SA, IO
6.737%, 03/25/38 (B)	1,450	212
FNMA CMO, Ser 2008-22, Cl IO, IO
6.177%, 03/25/37 (B)	20,529	2,702
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,657
FNMA CMO, Ser 2008-24, Cl PF
0.903%, 02/25/38 (B)	762	770

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2008-32, Cl SA, IO
6.597%, 04/25/38 (B)	$1,256	$163
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	2,569	32
FNMA CMO, Ser 2008-4, Cl SD, IO
5.747%, 02/25/38 (B)	4,117	553
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,851
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	643	712
FNMA CMO, Ser 2009-100, Cl PN
5.000%, 11/25/39	3,871	4,211
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	1,320	1,394
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	2,789	2,955
FNMA CMO, Ser 2009-17, CI QS, IO
6.397%, 03/25/39 (B)	1,494	202
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	1,589	239
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	4,155	4,583
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	4,707	5,058
FNMA CMO, Ser 2009-84, Cl WS, IO
5.647%, 10/25/39 (B)	1,886	196
FNMA CMO, Ser 2009-86, CI IP, IO
5.500%, 10/25/39	1,394	203
FNMA CMO, Ser 2009-86, CI UI, IO
4.000%, 10/25/14	3,075	228
FNMA CMO, Ser 2009-86, CI OT, PO
0.000%, 10/25/37	1,499	1,265
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37 (C)	11,699	10,587
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	2,180	2,254
FNMA CMO, Ser 2009-99, Cl SC, IO
5.927%, 12/25/39 (B)	2,144	232
FNMA CMO, Ser 2009-M1, Cl A2
4.287%, 07/25/19	3,868	4,095
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	4,134	4,301
FNMA CMO, Ser 2010-1, Cl WA
6.132%, 02/25/40 (B)	885	994
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/38	3,435	3,693
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/40	3,600	3,643
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/38	1,990	2,157
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	3,405	3,563
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40	908	1,015

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	37

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-23, Cl KS, IO
6.847%, 02/25/40 (B)	$2,195	$308
FNMA CMO, Ser 2010-35, Cl SB, IO
6.167%, 04/25/40 (B)	3,133	406
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	837	757
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	6,801	7,093
FNMA CMO, Ser 2010-58, Cl MA
5.500%, 12/25/38	7,947	8,647
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	1,864	2,040
FNMA CMO, Ser 2010-68, Cl SA, IO
4.747%, 07/25/40 (B)	3,903	338
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	1,374	1,457
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	8,896	9,412
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/30	1,144	1,306
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,551	2,957
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	755	892
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	762
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	947	1,092
FNMA Interest STRIP CMO, Ser 1997-293, CI 1, PO
0.000%, 12/01/24	782	701
FNMA Interest STRIP CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/01/32	924	157
FNMA Interest STRIP CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/33	1,498	307
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.363%, 12/25/42 (B)	1,024	1,188
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,720	1,897
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	858	961
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	697	822

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	$1,072	$1,231
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/34	2,000	2,170
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,164	1,374
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	974	1,117
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.473%, 03/25/45 (B)	1,703	1,702
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	408	489
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.473%, 02/25/36 (B)	792	784
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.513%, 11/25/46 (B)	1,851	1,835
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.659%, 07/25/37 (B)	114	194
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/49	2,405	2,653
GNMA TBA
6.000%, 12/01/37	2,200	2,425
5.500%, 12/01/37	1,000	1,087
4.000%, 12/01/39 to 12/20/40	137,775	140,775
3.500%, 12/01/40	3,100	3,065
3.000%, 02/01/36 to 03/01/36 (B)	10,645	10,958
GNMA
9.500%, 12/15/20	9	11
7.500%, 10/15/37 to 09/20/38	1,938	2,184
7.000%, 04/15/26 to 06/15/35	4,638	5,300
6.500%, 01/15/24 to 02/15/39	15,250	17,480
6.000%, 11/15/23 to 09/15/34	18,961	21,120
5.000%, 07/20/40 to 11/20/40	8,333	8,955
3.000%, 01/20/41	2,197	2,260
GNMA ARM
3.500%, 10/20/40 to 11/20/40 (B)	3,294	3,440
1.700%, 01/20/60 (B)	1,486	1,517
GNMA CMO, Ser 2001-18, Cl WH
31.484%, 04/20/31 (B)	130	223
GNMA CMO, Ser 2001-22, Cl PS
20.349%, 03/17/31 (B)	970	1,380
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,931	2,166
GNMA CMO, Ser 2002-23, Cl SD
20.271%, 04/16/32 (B)	1,411	1,976

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2002-51, Cl SG
31.402%, 04/20/31 (B)	$119	$210
GNMA CMO, Ser 2002-57, Cl SB
108.698%, 08/16/32	96	386
GNMA CMO, Ser 2002-69, Cl SC
15.942%, 02/20/32 (B)	339	396
GNMA CMO, Ser 2003-60, Cl GS
11.994%, 05/16/33 (B)	206	225
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/33	4,607	5,265
GNMA CMO, Ser 2003-97, Cl SA, IO
6.297%, 11/16/33 (B)	712	114
GNMA CMO, Ser 2004-28, Cl SV
8.747%, 04/20/34 (B)	1,607	1,679
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	275	250
GNMA CMO, Ser 2004-34, Cl CS
19.195%, 02/20/34 (B)	86	115
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	451	438
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	186	181
GNMA CMO, Ser 2004-87, Cl SB
7.381%, 03/17/33 (B)	361	366
GNMA CMO, Ser 2005-13, CI SD, IO
6.547%, 02/20/35 (B)	1,011	156
GNMA CMO, Ser 2005-3, Cl SB, IO
5.847%, 01/20/35 (B)	1,912	238
GNMA CMO, Ser 2005-7, Cl JM
16.162%, 05/18/34 (B)	384	474
GNMA CMO, Ser 2005-81, CI SD, IO
6.047%, 12/20/34 (B)	1,834	174
GNMA CMO, Ser 2005-82, CI NS, IO
6.047%, 07/20/34 (B)	1,116	124
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,147
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	233	211
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	1,723	1,882
GNMA CMO, Ser 2006-38, Cl SW, IO
6.247%, 06/20/36 (B)	1,890	223
GNMA CMO, Ser 2006-47, CI SA, IO
6.547%, 08/16/36 (B)	2,677	439
GNMA CMO, Ser 2007-17, Cl AF
0.453%, 04/16/37 (B)	942	939
GNMA CMO, Ser 2007-26, CI SW, IO
5.947%, 05/20/37 (B)	3,633	417
GNMA CMO, Ser 2007-27, Cl SD, IO
5.947%, 05/20/37 (B)	1,208	145
GNMA CMO, Ser 2007-42, Cl SB, IO
6.497%, 07/20/37 (B)	1,701	225
GNMA CMO, Ser 2007-45, Cl QA, IO
6.387%, 07/20/37 (B)	1,140	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-72, Cl USIO, IO
6.297%, 11/20/37 (B)	$1,364	$168
GNMA CMO, Ser 2007-78, Cl SA, IO
6.277%, 12/16/37 (B)	15,653	2,305
GNMA CMO, Ser 2007-81, Cl SP, IO
6.397%, 12/20/37 (B)	1,683	210
GNMA CMO, Ser 2007-82, Cl SA, IO
6.277%, 12/20/37 (B)	1,099	134
GNMA CMO, Ser 2007-9, Cl CI, IO
5.947%, 03/20/37 (B)	1,432	178
GNMA CMO, Ser 2008-10, Cl S, IO
5.577%, 02/20/38 (B)	1,967	207
GNMA CMO, Ser 2008-2, Cl MS, IO
6.907%, 01/16/38 (B)	1,246	140
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	531	486
GNMA CMO, Ser 2008-33, Cl XS, IO
7.447%, 04/16/38 (B)	823	115
GNMA CMO, Ser 2008-55, Cl SA, IO
5.947%, 06/20/38 (B)	1,944	215
GNMA CMO, Ser 2008-60, CI SH, IO
5.897%, 07/16/38 (B)	973	120
GNMA CMO, Ser 2009-10, CI ST, IO
6.197%, 03/16/34 (B)	1,108	128
GNMA CMO, Ser 2009-102, CI SM, IO
6.147%, 06/16/39 (B)	4,284	488
GNMA CMO, Ser 2009-106, CI CM, IO
6.347%, 01/16/34 (B)	464	54
GNMA CMO, Ser 2009-106, Cl AS, IO
6.147%, 11/16/39 (B)	2,631	329
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	52	7
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	1,093	137
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	1,575	223
GNMA CMO, Ser 2009-22, Cl SA, IO
6.017%, 04/20/39 (B)	2,977	281
GNMA CMO, Ser 2009-24, Cl DS, IO
6.047%, 03/20/39 (B)	1,866	162
GNMA CMO, Ser 2009-25, Cl SE, IO
7.347%, 09/20/38 (B)	1,145	151
GNMA CMO, Ser 2009-31, Cl TS, IO
6.047%, 03/20/39 (B)	3,031	284
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	494	74
GNMA CMO, Ser 2009-35, CI SP, IO
6.147%, 05/16/37 (B)	2,507	320
GNMA CMO, Ser 2009-42, Cl SC, IO
5.827%, 06/20/39 (B)	1,060	111
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (B)	2,723	71
GNMA CMO, Ser 2009-43, Cl SA, IO
5.697%, 06/20/39 (B)	2,710	285

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	$1,354	$1,517
GNMA CMO, Ser 2009-6, Cl SH, IO
5.787%, 02/20/39 (B)	2,251	236
GNMA CMO, Ser 2009-61, CI WQ, IO
5.997%, 11/16/35 (B)	2,729	422
GNMA CMO, Ser 2009-65, Cl TS, IO
6.147%, 12/20/38 (B)	3,983	424
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,328	171
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,597
GNMA CMO, Ser 2009-67, Cl SA, IO
5.797%, 08/16/39 (B)	2,828	292
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/19	1,092	1,195
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	1,719	1,555
GNMA CMO, Ser 2009-83, CI TS, IO
5.847%, 08/20/39 (B)	2,668	271
GNMA CMO, Ser 2009-87, Cl TS
5.847%, 07/20/35 (B)	2,656	358
GNMA CMO, Ser 2009-87, CI SI, IO
6.497%, 02/20/35 (B)	1,323	209
GNMA CMO, Ser 2009-87, CI KI, IO
6.047%, 09/20/35 (B)	1,188	124
GNMA CMO, Ser 2010-14, Cl SA, IO (B)
7.747%, 12/20/32	1,318	187
GNMA CMO, Ser 2010-14, Cl SH, IO (B)
5.474%, 02/16/40	1,378	212
GNMA CMO, Ser 2010-14, Cl SC, IO (B)
5.546%, 08/20/35	2,140	295
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/32	879	822
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/35	878	783
GNMA CMO, Ser 2010-14, Cl EO, PO
0.000%, 06/16/33	533	525
GNMA CMO, Ser 2010-14, Cl QP
6.000%, 12/20/39	1,952	2,119
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	425	354
GNMA CMO, Ser 2010-4, Cl NS, IO
6.137%, 01/16/40 (B)	34,127	4,672
GNMA CMO, Ser 2010-47, CI XN, IO
6.297%, 04/16/34 (B)	2,271	206
GNMA CMO, Ser 2010-47, CI VS, IO
5.997%, 11/16/37 (B)	1,958	284
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/39	2,900	3,084
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/38	895	986
GNMA CMO, Ser 2010-87, CI SK, IO
6.247%, 07/16/40 (B)	3,710	620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-H10, CI FC
1.256%, 05/20/60 (B)	$5,417	$5,460
GNMA CMO, Ser 2010-H26, Cl LF
0.603%, 08/20/58 (B)	7,500	7,500

		2,154,606

Non-Agency Mortgage-Backed Obligations — 13.4%
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (B) (E)	900	939
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (B) (E)	1,500	1,492
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (B) (E)	1,325	1,374
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/58 (B) (E)	763	794
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.262%, 11/25/46 (B)	1,520	718
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.378%, 03/25/47 (B)	12,771	7,525
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.510%, 05/24/36 (B) (E)	941	955
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.595%, 03/26/37 (B) (E)	2,045	2,058
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (E)	1,585	1,613
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.481%, 10/28/36 (B) (E)	884	871
Asset Securitization, Ser 1996-D3, Cl A2
7.774%, 10/13/26 (B)	1,871	1,914
Banc of America Alternative Loan Trust
5.557%, 10/01/40	1,000	1,039
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	778	803
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	392	404
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	986	1,015
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	574	579

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	$850	$869
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	609	610
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	543	562
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.013%, 11/25/21 (B)	259	238
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.781%, 04/25/37 (B)	471	343
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	4,866	5,050
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	916	955
Banc of America Commercial Mortgage Securities, Ser 2003-1, Cl A1
3.878%, 09/11/36	2,061	2,090
Banc of America Commercial Mortgage Securities, Ser 2004-6, Cl A3
4.512%, 12/10/42	895	918
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,794	4,988
Banc of America Commercial Mortgage Securities, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	1,396	1,523
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.369%, 09/10/47 (B)	1,043	1,142
Banc of America Commercial Mortgage Securities, Ser 2006-4, Cl A4
5.634%, 07/10/46	800	854
Banc of America Commercial Mortgage, Ser 2000-2, Cl E
7.634%, 09/15/32 (B)	767	765
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	681	709
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	1,050	1,016
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	4,722	4,982
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (B)	500	546

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	$825	$881
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	5,369	5,657
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	619	627
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	584	594
Banc of America Funding, Ser 2004-C, Cl 1A1
5.024%, 12/20/34 (B)	451	466
Banc of America Funding, Ser 2005-B, Cl 2A1
3.033%, 04/20/35 (B)	4,359	3,312
Banc of America Funding, Ser 2010-R5, Cl 5A6
0.556%, 05/26/37 (B) (E) (I)	1,635	1,632
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.803%, 05/25/18 (B)	383	370
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.703%, 08/25/18 (B)	401	393
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.870%, 06/25/33 (B)	400	381
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	1,000	1,053
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	388	398
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	374	375
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	350	358
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	246	258
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (E)	1,798	1,807
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B) (E)	536	533
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (E)	1,198	1,222
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.183%, 04/26/37 (B) (E)	1,100	1,094

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (B) (E)	$706	$710
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
1.042%, 02/26/47 (B) (E)	628	587
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.056%, 01/26/36 (B) (E)	1,294	1,197
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
4.952%, 07/26/45 (B) (E)	2,020	2,040
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.024%, 04/26/35 (B) (E)	858	864
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.153%, 05/25/34 (B)	434	447
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.281%, 05/25/34 (B)	2,501	2,477
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.340%, 08/25/35 (B)	595	569
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
2.972%, 04/25/35 (B)	250	201
Bear Stearns Asset Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,192	1,678
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	155	156
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	454	474
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	491	498
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (B)	824	898
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	1,102	1,132
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, CI A3
5.116%, 02/11/41 (B)	2,426	2,593
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.298%, 10/12/42 (B)	6,500	7,090
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.623%, 03/11/39 (B)	300	327
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A1
5.593%, 06/11/40	$633	$645
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,781
Bear Stearns Commercial Mortgage Securities, Ser PW15, Cl A4
5.331%, 02/11/44	1,160	1,209
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.703%, 01/25/34 (B)	273	273
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	268	233
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
3.701%, 12/25/35 (B)	13,166	11,085
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.157%, 02/25/37 (B)	337	340
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.891%, 02/25/37 (B)	421	424
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.899%, 07/25/37 (B)	664	655
Citicorp Mortgage Securities, Ser 2003-6, Cl 1A2
4.500%, 05/25/33	142	145
Citicorp Mortgage Securities, Ser 2004-3, Cl A8
5.250%, 05/25/34	71	71
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (B)	440	453
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.081%, 08/25/34 (B)	694	718
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.415%, 11/25/38 (B)	1,365	1,378
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.707%, 09/25/33 (B) (E)	845	849
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (E)	1,500	1,387
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.856%, 02/25/35 (B) (E)	477	475
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	6,855	7,052

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	$3,887	$4,219
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (E)	2,500	2,761
Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	1,421	1,494
Commercial Mortgage Pass Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (B)	600	648
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (E)	1,888	1,915
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (E)	2,455	2,432
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (E)	239	242
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,509	2,585
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,210	1,929
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.847%, 02/25/35 (B)	39,810	5,300
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	348	361
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	355	249
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,286	1,321
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.442%, 08/25/35 (B)	986	513
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
1.692%, 08/25/35 (B)	4,001	2,129
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.563%, 11/25/35 (B)	7,444	4,416
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.586%, 11/20/35 (B) (G)	5,322	3,037
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.523%, 01/25/36 (B)	2,803	1,884

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2006-OA9, Cl 2A1A
0.463%, 07/20/46 (B)	$604	$281
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	1,000	1,024
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	854	852
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-56, Cl 6A1
3.150%, 12/25/33 (B)	586	532
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	1,437	1,434
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J7, Cl 4A3
9.446%, 08/25/18 (B)	186	184
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-20, Cl 2A1
2.870%, 09/25/34 (B)	85	38
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/34	881	931
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	1,425	1,453
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/27	790	687
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.653%, 09/25/35 (B) (E)	6,103	5,209
Credit Suisse First Boston Mortgage Securities, Ser 2001-CKN5, Cl A4
5.435%, 09/15/34	369	376
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	3,030	3,157
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	10	10
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/33	801	826
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	1,149	1,160
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	606	623
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	307	314

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	$1,571	$1,645
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	1,452	1,526
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
2.707%, 06/25/34 (B)	845	824
Credit Suisse First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.138%, 06/25/35 (B)	343	367
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	323	332
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	1,987	2,067
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl A4
5.230%, 12/15/40 (B)	13,000	14,151
Credit Suisse Mortgage Capital Certificate, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (B)	1,359	1,389
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.846%, 03/15/39 (B)	825	884
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	3,212	3,353
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (E)	709	713
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.255%, 06/28/47 (B) (E)	1,347	1,352
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (B) (E)	571	575
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (B) (E)	400	373
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	825	850
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.686%, 02/25/20 (B)	375	376
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.503%, 06/28/47 (B) (E)	868	868
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (E)	5,493	5,778
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.653%, 11/19/44 (B)	2,072	805

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.262%, 03/19/46 (B)	$393	$221
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (E)	1,360	1,357
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.811%, 02/25/48 (B) (E)	6,523	6,535
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,283	1,328
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	789	819
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	131	131
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,519	1,586
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	1,000	1,030
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	404	413
GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	445	468
GMAC Commercial Mortgage Securities, Ser 2003-C2, CI B
5.675%, 05/10/40 (B)	1,575	1,668
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.675%, 05/10/40 (B)	654	662
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.659%, 05/10/40 (B)	1,073	1,162
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	760	814
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	1,299	1,397
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (B)	700	752
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.408%, 10/19/33 (B)	1,994	1,995
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	663	660

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	$1,134	$1,089
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	59	60
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/35	931	953
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/20	547	563
GMAC Mortgage Loan Trust, Ser 2005-AR5, Cl 3A1
3.400%, 09/19/35 (B)	205	184
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.455%, 11/19/35 (B)	891	768
GMAC Mortgage Loan Trust, Ser 2010-1, Cl A
4.250%, 07/25/40 (E)	446	442
Greenpoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.333%, 02/25/47 (B)	10,685	8,103
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl B
4.229%, 07/05/35	1,094	1,135
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B)	5,900	6,411
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	171	180
Greenwich Capital Commercial Funding, Ser 2005-GG3, CI AJ
4.859%, 08/10/42 (B)	220	219
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	4,151	4,400
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.080%, 07/10/38 (B)	10,875	11,919
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	7,000	7,321
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (B) (E)	626	645
GS Mortgage Securities II, Ser 2004-C1, Cl A2
4.319%, 10/10/28	136	136
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	4,910	5,119

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (B)	$1,763	$1,885
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (E)	5	5
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.653%, 04/25/36 (B) (E)	2,066	1,748
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/34	712	738
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.753%, 06/25/35 (B)	667	602
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 2A3
5.500%, 06/25/35	461	465
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	113
Impac Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/51 (E)	4,724	4,934
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	842	875
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.603%, 08/25/36 (B)	1,523	1,371
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.944%, 11/25/37 (B)	1,787	1,469
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	11,300	4,680
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	851	861
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	403	420
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	1,190	1,236
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	934	959
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	1,614	1,717
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C2, Cl A3
5.403%, 05/15/41 (B)	1,566	1,683
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	963	973

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.538%, 06/12/41 (B)	$3,671	$3,931
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	666	689
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.363%, 12/15/44 (B)	887	969
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (B)	1,859	1,980
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/45	906	970
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	880	922
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
6.001%, 06/15/49 (B)	1,498	1,594
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
6.187%, 02/15/51 (B)	2,334	2,453
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A1
5.017%, 02/12/51	6	6
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (E)	4,766	5,274
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (E)	3,565	3,703
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.903%, 08/15/32 (B)	655	655
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	969	1,020
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	427	441
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	1,167	1,252
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A2
5.437%, 12/12/44	1,792	1,801
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/43	5,608	5,931
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	500	539

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	$885	$923
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	3,057	3,229
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.296%, 06/25/34 (B)	3,110	3,052
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
4.307%, 07/25/34 (B)	220	220
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
4.552%, 09/25/34 (B)	266	271
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.818%, 12/25/34 (B)	1,798	1,809
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.818%, 12/25/34 (B)	11,500	11,654
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.014%, 02/25/35 (B)	1,000	1,006
JPMorgan Mortgage Trust, Ser 2005-A1, CI 5A1
4.479%, 02/25/35 (B)	476	488
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.309%, 04/25/35 (B)	360	364
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.930%, 08/25/34 (B)	2,093	2,090
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.737%, 04/25/36 (B)	13,400	11,407
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.991%, 08/25/34 (B)	928	866
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.744%, 05/25/36 (B)	14,500	11,729
JPMorgan Re-Remic, Ser 2010-4, Cl 7A1
4.319%, 08/26/35 (B) (E)	659	660
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.131%, 07/15/44 (B)	844	896
LB Commercial Conduit Mortgage Trust, Ser C3, Cl A4
6.141%, 07/15/44 (B)	2,293	2,434
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	2,116	2,128

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl A2
6.365%, 12/15/28	$3,174	$3,221
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	12,470	13,096
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	572	582
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	8,254	8,664
LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Cl A4
4.960%, 12/15/31	1,888	2,000
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	19,979	21,506
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	941	987
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	888
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	863	913
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	2,624	2,689
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	376
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.078%, 06/15/38 (B)	450	489
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	272	289
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	420	451
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	3,363	3,527
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (B)	2,070	2,196
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.324%, 04/15/41 (B)	1,615	1,766
LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.949%, 11/27/37 (B) (E)	343	350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (B) (E)	$1,000	$1,000
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (B) (E)	1,000	998
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.899%, 11/21/34 (B)	11,650	11,033
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.899%, 11/21/34 (B)	1,585	1,472
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.899%, 11/21/34 (B)	857	861
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.453%, 05/25/47 (B)	16,051	8,930
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,145	2,215
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (E)	3,515	3,442
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.603%, 05/25/35 (B) (E)	674	551
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.613%, 07/25/35 (B) (E)	1,522	1,252
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/35 (E)	501	321
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	593	605
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	629
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	164	168
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	581	576
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.653%, 11/25/34 (B)	76	74
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.866%, 07/25/33 (B)	237	243
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.292%, 02/25/34 (B)	4,309	4,249

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
2.892%, 02/25/34 (B)	$227	$220
Merrill Lynch Mortgage Investors, Ser 2004-A4, Cl A2
2.786%, 08/25/34 (B)	443	443
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (B)	2,840	3,030
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (B)	2,768	2,925
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	1,069	1,125
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/38	1,292	1,310
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.414%, 11/12/37 (B)	623	684
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.511%, 01/12/44 (B)	480	456
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
2.237%, 02/25/36 (B)	459	386
Merrill Lynch Mortgage Trust, Ser 2006-C1, CI A4
5.838%, 05/12/39 (B)	505	548
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.019%, 06/12/50 (B)	610	655
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	16,900	17,616
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (B)	3,760	3,844
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.810%, 06/12/50 (B)	3,595	3,694
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-8, Cl A3
6.163%, 08/12/49 (B)	50	54
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.713%, 04/25/29 (B)	406	375
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.214%, 05/25/29 (B)	570	571
MLCC Mortgage Investors, Ser 2004-D, Cl A2
0.894%, 08/25/29 (B)	504	471

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
2.363%, 04/25/35 (B)	$243	$238
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
2.363%, 04/25/35 (B)	78	75
Morgan Stanley Capital I, Ser 2003-IQ6, Cl A
4.970%, 12/15/41	1,720	1,846
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	1,370	1,463
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	1,923	2,033
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	2,536	2,623
Morgan Stanley Capital I, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (B)	1,073	1,161
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	491	512
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	9,031	9,700
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.353%, 11/14/42 (B)	418	440
Morgan Stanley Capital I, Ser 2005-IQ9, Cl A5
4.700%, 07/15/56	1,745	1,847
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	178	181
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	2,188	2,246
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	7,300	7,844
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	913	937
Morgan Stanley Capital I, Ser 2007-IQ14, Cl AAB
5.654%, 04/15/49 (B)	581	614
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.802%, 06/11/42 (B)	300	328
Morgan Stanley Capital I, Ser HQ13, Cl A3
5.569%, 12/15/44	4,858	5,028

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	$1,716	$1,746
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	680	717
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	2,552	2,697
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	721	744
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.658%, 04/25/34 (B)	879	925
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.363%, 02/25/47 (B)	404	334
Morgan Stanley Re-Remic Trust, Ser 2009-IO, Cl A1
3.000%, 07/17/56	658	660
Morgan Stanley Re-Remic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (E)	1,300	1,393
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	190	191
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	8,720	8,683
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.704%, 10/07/20 (B)	13,984	13,988
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.623%, 11/06/17 (B)	6,450	6,450
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.723%, 11/05/20 (B)	3,220	3,224
New York Mortgage Trust, Ser 2006-1, Cl 2A2
5.275%, 05/25/36 (B)	788	771
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.288%, 03/15/30 (B)	2,754	3,050
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	529	532
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	139	105
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	392	407

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (E)	$2,829	$2,482
Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	867	884
RBSGC Mortgage Pass Through Certificates, Ser 2007-B, Cl 1A4
0.703%, 01/25/37 (B)	5,946	3,475
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (E)	975	978
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B) (E)	1,000	990
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	593	593
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	526	534
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	539	551
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,422	1,197
Residential Accredit Loans, Ser 2005-QO2, Cl A1
1.702%, 09/25/45 (B)	1,094	659
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.343%, 10/25/46 (B)	1,919	1,888
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	956	943
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	1,623	1,594
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	624	628
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.796%, 12/25/34 (B)	1,815	1,771
Residential Funding Mortgage Securities I, Ser 2003-S4, Cl A4
5.750%, 03/25/33	700	733
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	296	295
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	1,893	1,946

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	$213	$219
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.202%, 09/25/33 (B)	924	934
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	1,161	1,176
Station Place Securitization Trust, Ser 2009-1, Cl A
1.753%, 01/25/40 (B) (E)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-18, Cl 1A1
5.484%, 09/25/35 (B)	4,370	3,466
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.573%, 10/25/35 (B)	5,258	3,421
Structured Asset Mortgage Investments, Ser 2004-AR8, Cl A1
0.593%, 05/19/35 (B)	227	174
Structured Asset Mortgage Investments, Ser 2006-AR6, Cl 1A3
0.443%, 07/25/46 (B)	201	107
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.453%, 10/25/36 (B)	6,285	3,948
Structured Asset Mortgage Investments, Ser 2007-AR4, Cl GA4B
0.433%, 09/25/47 (B)	17,832	10,131
Structured Asset Securities, Ser 2003-16, Cl A3
0.753%, 06/25/33 (B)	1,135	1,040
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.712%, 10/25/33 (B)	10,793	10,381
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.101%, 11/25/33 (B)	296	297
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	1,034	1,026
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.996%, 12/25/33 (B)	413	429
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	1,000	1,018
Structured Asset Securities, Ser 2005-6, Cl 5A8
13.393%, 05/25/35 (B)	55	55
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.573%, 09/25/43 (B)	218	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.183%, 09/25/37 (B)	$5,676	$5,503
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.049%, 08/15/39 (B)	2,500	2,754
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	4,140	4,318
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,790	3,225
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	382	401
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (E)	280	282
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	870	896
WaMu Mortgage Pass Through Certificates, Ser 2003-AR10, Cl A7
2.621%, 10/25/33 (B)	627	607
WaMu Mortgage Pass Through Certificates, Ser 2003-AR6, Cl A1
2.698%, 06/25/33 (B)	617	610
WaMu Mortgage Pass Through Certificates, Ser 2003-AR7, Cl A7
2.672%, 08/25/33 (B)	551	539
WaMu Mortgage Pass Through Certificates, Ser 2003-AR8, Cl A
2.716%, 08/25/33 (B)	326	329
WaMu Mortgage Pass Through Certificates, Ser 2003-AR9, Cl 2A
2.775%, 09/25/33 (B)	381	384
WaMu Mortgage Pass Through Certificates, Ser 2003-AR9, Cl 1A6
2.707%, 09/25/33 (B)	1,173	1,132
WaMu Mortgage Pass Through Certificates, Ser 2003-S11, Cl 2A5
16.353%, 11/25/33 (B)	767	864
WaMu Mortgage Pass Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	566	588
WaMu Mortgage Pass Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,174	2,142
WaMu Mortgage Pass Through Certificates, Ser 2004-AR11, Cl A
2.718%, 10/25/34 (B)	44	41
WaMu Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A1
2.705%, 06/25/34 (B)	320	307

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	$718	$743
WaMu Mortgage Pass Through Certificates, Ser 2004-S1, Cl 1A3
0.653%, 03/25/34 (B)	375	371
WaMu Mortgage Pass Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	711	728
WaMu Mortgage Pass Through Certificates, Ser 2005-AR11, Cl A1A
0.573%, 08/25/45 (B)	156	133
WaMu Mortgage Pass Through Certificates, Ser 2006-AR1, Cl 1A1B
1.412%, 01/25/46 (B)	3,235	893
WaMu Mortgage Pass Through Certificates, Ser 2006-AR13, Cl 2A
3.163%, 10/25/46 (B)	1,500	1,058
WaMu Mortgage Pass Through Certificates, Ser 2006-AR14, Cl 1A4
5.493%, 11/25/36 (B)	478	353
WaMu Mortgage Pass Through Certificates, Ser 2006-AR17, Cl 2A
3.163%, 12/25/46 (B)	693	515
WaMu Mortgage Pass Through Certificates, Ser 2006-AR7, Cl 2A
1.322%, 07/25/46 (B)	1,210	752
WaMu Mortgage Pass Through Certificates, Ser 2007-HY1, Cl 4A1
5.059%, 02/25/37 (B)	8,618	6,456
WaMu Mortgage Pass Through Certificates, Ser 2007-HY1, Cl 1A1
5.488%, 02/25/37 (B)	6,243	4,603
WaMu Mortgage Pass Through Certificates, Ser 2007-HY3, Cl 1A1
5.407%, 03/25/37 (B)	7,317	5,270
WaMu Mortgage Pass Through Certificates, Ser 2007-HY3, Cl 4A1
5.035%, 03/25/37 (B)	405	347
WaMu Mortgage Pass Through Certificates, Ser 2007-OA5, Cl 1A
1.092%, 06/25/47 (B)	12,318	7,962
WaMu Mortgage Pass Through Certificates, Ser 2007-OA6, Cl 1A
1.152%, 07/25/47 (B)	12,611	8,054
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
2.704%, 01/25/33 (B)	361	349
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	478	486
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.766%, 06/25/33 (B)	181	197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.543%, 10/25/45 (B)	$3,940	$3,331
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.533%, 11/25/45 (B)	6,099	4,577
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
4.642%, 12/25/35 (B)	13,585	10,791
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.543%, 12/25/45 (B)	5,841	4,413
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
3.163%, 11/25/46 (B)	1,980	656
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.182%, 11/25/46 (B)	1,754	416
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.182%, 11/25/46 (B)	3,040	2,092
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.152%, 12/25/46 (B)	612	201
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.312%, 06/25/46 (B)	1,293	556
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.262%, 09/25/46 (B)	1,026	76
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	799	152
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.182%, 05/25/47 (B)	15,795	3,589
Washington Mutual Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
2.705%, 06/25/34 (B)	419	403
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/33	256	262
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/33	315	235
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/33	603	479

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	$2,040	$2,114
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
3.246%, 02/25/33 (B)	699	707
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.435%, 10/25/33 (B)	263	269
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.465%, 11/25/33 (B)	1,244	1,239
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-B, Cl A1
4.896%, 02/25/34 (B)	933	966
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	219	223
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.847%, 05/25/34 (B)	1,000	1,008
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.979%, 12/25/34 (B)	450	453
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.857%, 12/25/34 (B)	954	932
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.979%, 12/25/34 (B)	300	296
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
2.948%, 07/25/34 (B)	907	908
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-L, Cl A6
4.746%, 07/25/34 (B)	650	655
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-O, Cl A1
4.859%, 08/25/34 (B)	555	567
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
2.911%, 09/25/34 (B)	624	620
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
2.892%, 10/25/34 (B)	828	823
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
2.892%, 10/25/34 (B)	662	666
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	535	544
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-13, Cl A1
5.000%, 11/25/20	545	566

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR14, Cl A1
5.367%, 08/25/35 (B)	$816	$806
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.897%, 06/25/35 (B)	1,172	1,145
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.743%, 11/25/36 (B)	973	936
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.857%, 12/25/34 (B)	636	627

		812,996

Total Mortgage-Backed Securities (Cost $2,950,690) ($ Thousands)		2,967,602

CORPORATE OBLIGATIONS — 26.6%

Consumer Discretionary — 1.9%
British Sky Broadcasting Group
9.500%, 11/15/18 (E)	1,990	2,697
CBS
8.875%, 05/15/19	125	161
7.875%, 07/30/30	160	187
5.750%, 04/15/20 (A)	92	100
Comcast
6.500%, 01/15/15	3,635	4,214
6.500%, 01/15/17 (A)	7,185	8,503
5.650%, 06/15/35	450	440
5.150%, 03/01/20	420	452
4.950%, 06/15/16	4,125	4,549
Comcast Cable Communications
8.375%, 03/15/13	3,422	3,934
6.750%, 01/30/11 (A)	1,840	1,858
Continental Airlines
5.983%, 04/19/22 (A)	3,211	3,460
Continental Airlines Ser 1999-1 Cl A Pass Through Trust
6.545%, 02/02/19 (A)	144	152
Continental Airlines Ser 1999-2 Cl C-2 Pass Through Trust
7.256%, 03/15/20	1,242	1,354
6.236%, 03/15/20	2,014	1,867
Continental Airlines Ser 2000-1 Cl A-1 Pass Through Trust
8.048%, 11/01/20	2,400	2,640
CVS
5.789%, 01/10/26 (E)	1,902	1,976
CVS Lease Pass-Through
6.036%, 12/10/28 (E)	3,797	3,996
5.880%, 01/10/28 (E)	173	179
DaimlerChrysler
7.300%, 01/15/12	2,515	2,688
6.500%, 11/15/13	460	526

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines Ser 2001-1 Cl A-2 Pass Through Trust
7.111%, 09/18/11 (A)	$14,850	$15,407
Delta Air Lines Ser 2007-1 Cl A Pass Through Trust
6.821%, 08/10/22 (A)	2,113	2,276
Delta Air Lines Ser 2010-2 Cl A Pass Through Trust
4.950%, 05/23/19	280	284
Eastman Kodak
7.250%, 11/15/13 (A)	1,855	1,795
Historic TW
9.150%, 02/01/23	500	672
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.661%, 08/15/16 (B)	5,047	4,681
Kohl’s
6.250%, 12/15/17 (A)	255	301
Lowe’s MTN
7.110%, 05/15/37	400	489
Mattel
6.200%, 10/01/40	1,360	1,324
McDonald’s MTN
5.350%, 03/01/18 (A)	2,350	2,712
Newell Rubbermaid
4.700%, 08/15/20	176	180
Northwest Airlines Ser 2001-1 Cl A-2 Pass Through Trust
6.841%, 04/01/11 (A)	4,500	4,568
Staples
9.750%, 01/15/14	305	374
Target
7.000%, 01/15/38	135	170
4.000%, 06/15/13	355	381
Thomson Reuters
5.950%, 07/15/13 (A)	1,405	1,579
4.700%, 10/15/19	250	272
Time Warner
7.625%, 04/15/31	4,830	5,846
6.100%, 07/15/40	642	677
4.700%, 01/15/21	2,240	2,353
Time Warner Cable
8.750%, 02/14/19	3,320	4,326
8.250%, 04/01/19	3,235	4,117
7.300%, 07/01/38 (A)	400	470
6.750%, 07/01/18 (A)	120	143
6.550%, 05/01/37	3,426	3,691
5.875%, 11/15/40 (A)	4,185	4,150
5.850%, 05/01/17 (A)	1,230	1,405
4.125%, 02/15/21	470	458
Time Warner Entertainment
8.375%, 07/15/33	100	127
United Business Media
5.750%, 11/03/20 (E)	1,070	1,067

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Viacom
6.250%, 04/30/16	$300	$350
Volkswagen International Finance
1.625%, 08/12/13 (E)	100	100
Wal-Mart Stores
5.800%, 02/15/18	1,990	2,343

		115,021

Consumer Staples — 1.5%
Altria Group
10.200%, 02/06/39	1,420	2,051
9.700%, 11/10/18 (A)	2,125	2,862
9.250%, 08/06/19	2,300	3,069
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (E)	7,700	9,894
7.200%, 01/15/14 (E)	100	116
5.375%, 11/15/14 (E)	5,635	6,301
5.375%, 01/15/20	3,150	3,527
5.000%, 04/15/20	910	995
4.125%, 01/15/15	3,910	4,193
Bunge Finance
8.500%, 06/15/19 (A)	350	419
5.900%, 04/01/17	107	113
Coca-Cola
3.150%, 11/15/20	3,175	3,085
1.500%, 11/15/15	4,650	4,550
CVS Caremark
6.600%, 03/15/19	280	338
6.125%, 09/15/39	140	152
Diageo Capital
4.828%, 07/15/20 (A)	300	329
Diageo Finance BV
5.500%, 04/01/13	300	329
Dr Pepper Snapple Group
6.820%, 05/01/18	2,870	3,465
2.350%, 12/21/12	2,735	2,797
GlaxoSmithKline Capital
4.375%, 04/15/14	200	219
Kraft Foods
6.750%, 02/19/14 (A)	200	232
6.500%, 08/11/17	100	119
6.500%, 02/09/40	6,580	7,562
6.125%, 08/23/18	700	824
5.375%, 02/10/20	10,165	11,321
Kroger
7.500%, 04/01/31 (A)	110	136
5.400%, 07/15/40	45	44
PepsiCo
7.900%, 11/01/18 (A)	339	449
5.500%, 01/15/40	525	562
4.875%, 11/01/40	1,315	1,292
3.125%, 11/01/20	875	850
Reynolds American
7.250%, 06/01/12	2,090	2,248

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SABMiller
5.500%, 08/15/13 (E)	$320	$350
Safeway
6.350%, 08/15/17	2,726	3,141
Wal-Mart Stores
5.000%, 10/25/40	3,720	3,686
3.250%, 10/25/20	2,715	2,649
Woolworths
4.000%, 09/22/20 (E)	3,395	3,410
2.550%, 09/22/15 (E)	1,475	1,491

		89,170

Energy — 2.3%
Alberta Energy
7.375%, 11/01/31	200	237
Anadarko Finance
7.500%, 05/01/31	73	78
Anadarko Petroleum
8.700%, 03/15/19 (A)	150	183
7.625%, 03/15/14	450	508
6.950%, 06/15/19	90	101
6.375%, 09/15/17	2,312	2,498
5.950%, 09/15/16 (A)	8,560	9,134
ANR Pipeline
9.625%, 11/01/21	100	146
Apache
6.000%, 09/15/13	3,300	3,704
5.625%, 01/15/17	390	450
5.100%, 09/01/40	1,615	1,579
Baker Hughes
7.500%, 11/15/18	2,290	2,946
BP Capital Markets
3.125%, 03/10/12	630	644
CenterPoint Energy Resources
7.875%, 04/01/13	170	194
Conoco Funding
7.250%, 10/15/31	885	1,112
6.950%, 04/15/29	2,315	2,924
ConocoPhillips
6.000%, 01/15/20 (A)	460	556
5.900%, 10/15/32	10	11
5.900%, 05/15/38	700	788
El Paso
6.950%, 06/01/28	2,250	2,183
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	3,190	3,285
4.100%, 11/15/15	530	532
Encana
6.500%, 05/15/19 (A)	565	681
Energy Transfer Partners
9.000%, 04/15/19	1,515	1,908
6.700%, 07/01/18	2,340	2,672
ENI
5.700%, 10/01/40 (E)	900	902

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Products Operating LLC
9.750%, 01/31/14 (A)	$3,610	$4,398
EOG Resources
4.100%, 02/01/21	300	300
Gazprom Via Gaz Capital
6.212%, 11/22/16 (E)	427	448
Halliburton
6.150%, 09/15/19	300	352
Hess
8.125%, 02/15/19	4,200	5,455
7.300%, 08/15/31	1,445	1,740
Husky Energy
7.250%, 12/15/19	1,649	1,991
5.900%, 06/15/14	1,625	1,802
Kerr-McGee
6.950%, 07/01/24	925	1,012
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,760	1,878
6.000%, 02/01/17	610	683
5.000%, 12/15/13	1,190	1,292
Marathon Oil
7.500%, 02/15/19 (A)	300	381
Motiva Enterprises LLC
6.850%, 01/15/40 (E)	3,050	3,565
Occidental Petroleum
7.000%, 11/01/13	4,440	5,190
Panhandle Eastern Pipeline
8.125%, 06/01/19	1,086	1,298
Pemex Project Funding Master Trust
6.625%, 06/15/35 (A)	5,602	5,853
0.903%, 12/03/12 (B) (E)	201	200
Petrobras International Finance
6.875%, 01/20/40	513	553
6.125%, 10/06/16	1,300	1,449
5.750%, 01/20/20	1,127	1,217
Petro-Canada
6.800%, 05/15/38	3,850	4,402
6.050%, 05/15/18	260	301
Petroleos Mexicanos
5.500%, 01/21/21	525	549
Plains All American Pipeline
3.950%, 09/15/15	2,139	2,237
Reliance Holdings USA
4.500%, 10/19/20 (E)	1,480	1,407
Rockies Express Pipeline LLC
3.900%, 04/15/15 (E)	4,600	4,635
Shell International Finance BV
6.375%, 12/15/38	2,790	3,327
4.375%, 03/25/20	80	87
4.300%, 09/22/19 (A)	1,000	1,075
3.100%, 06/28/15	3,466	3,633
Sonat
7.625%, 07/15/11	2,880	2,961

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Capital LLC
8.000%, 10/01/19 (A)	$702	$880
Statoil
3.125%, 08/17/17	200	205
Suncor Energy
6.500%, 06/15/38	345	380
Talisman Energy
7.750%, 06/01/19 (A)	390	494
Tosco
8.125%, 02/15/30	100	132
7.800%, 01/01/27	210	268
Total Capital
3.000%, 06/24/15	2,460	2,563
2.300%, 03/15/16	300	298
TransCanada PipeLines
7.125%, 01/15/19 (A)	200	251
6.500%, 08/15/18	425	518
3.800%, 10/01/20	1,770	1,788
Transocean
6.500%, 11/15/20	485	528
4.950%, 11/15/15	4,715	4,916
Union Pacific Resources Group
7.150%, 05/15/28	150	153
Valero Energy
9.375%, 03/15/19 (A)	8,525	10,784
Williams
8.750%, 03/15/32 (A)	3,526	4,291
7.875%, 09/01/21	2,862	3,461
7.750%, 06/15/31	548	615
Williams Partners
5.250%, 03/15/20	1,140	1,221
Williams, Ser A
7.500%, 01/15/31	15	17
XTO Energy
7.500%, 04/15/12	1,320	1,439
5.650%, 04/01/16	390	459
4.625%, 06/15/13	100	109

		141,397

Financials — 14.0%
ACE INA Holdings
5.600%, 05/15/15	380	426
Achmea Hypotheekbank
3.200%, 11/03/14 (E)	7,285	7,682
Aegon, Ser CMS
2.628%, 07/29/49 (B)	2,180	1,317
AEP Texas Central Transition Funding LLC
5.090%, 07/01/15	8,975	10,041
4.980%, 07/01/13	5,025	5,268
Aflac
6.450%, 08/15/40	92	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Allstate
7.450%, 05/16/19	$4,580	$5,679
5.000%, 08/15/14	300	332
Ally Financial
7.250%, 03/02/11	1,744	1,759
2.496%, 12/01/14 (B)	4,579	4,098
1.750%, 10/30/12	3,960	4,048
American Express MTN
7.250%, 05/20/14	360	414
7.000%, 03/19/18	500	593
5.875%, 05/02/13	2,100	2,291
American Express Credit MTN
7.300%, 08/20/13	500	566
5.125%, 08/25/14	3,530	3,840
2.750%, 09/15/15	5,975	5,906
American General Finance MTN
6.900%, 12/15/17	1,200	951
American Honda Finance MTN
3.875%, 09/21/20 (E)	2,840	2,830
2.375%, 03/18/13 (E)	150	153
American International Group
6.400%, 12/15/20	1,860	1,855
6.250%, 03/15/37	5,000	4,263
ANZ National Int’l
2.375%, 12/21/12 (E)	190	193
AON
6.250%, 09/30/40	79	80
3.500%, 09/30/15	46	47
ASIF Global Financing XIX
4.900%, 01/17/13 (E)	450	469
Associates Corp of North America
6.950%, 11/01/18	450	501
Australia & New Zealand Banking Group
3.700%, 01/13/15 (E)	4,000	4,206
0.588%, 10/29/49 (B)	1,400	868
BA Covered Bond Issuer
5.500%, 06/14/12 (E)	1,500	1,574
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	180	128
BAC Capital Trust XV
1.096%, 06/01/56 (B)	9,235	5,752
Bank of America
7.625%, 06/01/19	750	853
7.400%, 01/15/11	2,500	2,520
7.375%, 05/15/14	4,030	4,503
6.500%, 08/01/16	8,755	9,508
6.100%, 06/15/17	2,000	2,090
6.000%, 09/01/17	2,630	2,762
5.750%, 12/01/17	2,640	2,735
5.650%, 05/01/18 (A)	240	246
5.625%, 07/01/20	6,720	6,756
5.420%, 03/15/17	5,030	4,986
4.500%, 04/01/15	6,790	6,962
3.700%, 09/01/15 (A)	3,985	3,934

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of Montreal
2.850%, 06/09/15 (E)	$2,720	$2,838
Bank of New York Mellon MTN
4.600%, 01/15/20 (A)	160	173
2.950%, 06/18/15 (A)	500	518
Bank of Nova Scotia
3.400%, 01/22/15	328	347
1.650%, 10/29/15 (E)	355	349
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (E)	2,227	2,366
Barclays Bank
6.050%, 12/04/17 (E)	2,490	2,619
5.200%, 07/10/14	1,250	1,367
5.140%, 10/14/20	3,060	2,813
5.125%, 01/08/20 (A)	4,330	4,447
5.000%, 09/22/16 (A)	4,800	5,144
2.500%, 01/23/13 (A)	500	509
2.500%, 09/21/15 (A) (E)	365	359
0.625%, 08/07/49 (B)	380	228
Barnett Capital III
0.912%, 02/01/27 (B)	600	423
BB&T
6.850%, 04/30/19 (A)	115	137
4.900%, 06/30/17	400	418
3.950%, 04/29/16 (A)	555	579
3.850%, 07/27/12	150	156
3.375%, 09/25/13 (A)	620	652
Bear Stearns
7.250%, 02/01/18	2,930	3,500
6.400%, 10/02/17	3,910	4,477
4.650%, 07/02/18	3,000	3,107
Berkshire Hathaway
3.200%, 02/11/15	3,010	3,155
Berkshire Hathaway Finance
5.400%, 05/15/18 (A)	400	445
BlackRock
6.250%, 09/15/17	570	658
Blackstone Holdings Finance LLC
5.875%, 03/15/21 (E)	1,180	1,173
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (E)	5,145	5,076
Boeing Capital
4.700%, 10/27/19	920	1,012
Boston Properties
4.125%, 05/15/21‡	1,400	1,359
BP Capital Markets
5.250%, 11/07/13	3,230	3,511
3.875%, 03/10/15 (A)	630	656
3.625%, 05/08/14	100	104
Branch Banking & Trust
5.625%, 09/15/16	325	363
Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (E)	1,000	1,032

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Bank USA
8.800%, 07/15/19 (A)	$2,615	$3,255
Capital One Financial
7.375%, 05/23/14	450	520
6.750%, 09/15/17	590	692
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	318
6.200%, 09/30/13	5,640	6,412
5.850%, 09/01/17	580	671
CDP Financial
3.000%, 11/25/14 (E)	6,800	7,045
Cedar Brakes I LLC
8.500%, 02/15/14 (E)	941	969
Charles Schwab
4.950%, 06/01/14	100	111
Chase Capital VI
0.912%, 08/01/28 (B)	2,000	1,522
Citigroup
8.500%, 05/22/19	600	735
8.125%, 07/15/39 (A)	400	486
6.875%, 03/05/38	4,618	4,949
6.500%, 08/19/13 (A)	2,370	2,616
6.375%, 08/12/14 (A)	4,971	5,506
6.125%, 05/15/18	390	425
6.010%, 01/15/15 (A)	2,330	2,542
6.000%, 12/13/13	3,920	4,288
6.000%, 08/15/17	6,675	7,215
5.875%, 02/22/33	6,150	5,700
5.500%, 04/11/13 (A)	1,758	1,884
5.500%, 02/15/17	6,880	7,149
5.375%, 08/09/20 (A)	3,090	3,161
5.000%, 09/15/14	2,890	2,972
4.750%, 05/19/15 (A)	2,005	2,092
0.838%, 08/25/36 (B)	2,839	1,771
Citigroup Capital III
7.625%, 12/01/36	2,000	2,075
Citigroup Funding MTN
1.875%, 10/22/12	5,355	5,485
0.618%, 04/30/12 (B)	4,900	4,928
CME Group
5.750%, 02/15/14 (A)	177	199
CNA Financial
5.875%, 08/15/20	274	278
5.850%, 12/15/14	200	214
Comerica
3.000%, 09/16/15 (A)	145	146
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (E)	900	967
3.750%, 10/15/14 (E)	2,110	2,230
CommonWealth REIT
6.650%, 01/15/18‡	255	273
6.250%, 08/15/16‡	300	321
5.875%, 09/15/20‡	95	94

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/49 (B) (E)	$2,823	$3,677
3.200%, 03/11/15 (E)	700	725
Corestates Capital I
8.000%, 12/15/26 (E)	629	642
Countrywide Financial MTN
5.800%, 06/07/12	4,283	4,502
4.000%, 03/22/11	2,250	2,273
Countrywide Financial
6.250%, 05/15/16	1,430	1,490
Credit Agricole
8.375%, 12/31/49 (A) (B) (E)	4,740	4,811
Credit Suisse NY MTN
6.000%, 02/15/18	9,400	10,253
5.500%, 05/01/14	125	139
5.300%, 08/13/19	600	644
5.000%, 05/15/13	4,189	4,529
3.450%, 07/02/12 (A)	300	312
Credit Suisse USA
5.125%, 01/15/14 (A)	335	368
5.125%, 08/15/15 (A)	310	345
Depfa ACS Bank
5.125%, 03/16/37 (E)	1,760	1,282
Deutsche Bank
3.875%, 08/18/14 (A)	295	313
2.375%, 01/11/13 (A)	2,500	2,553
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (B) (E)	4,789	4,262
Dexia Credit Local
2.750%, 04/29/14 (E)	13,575	13,880
DnB Boligkreditt
2.100%, 10/14/15 (A) (E)	8,452	8,372
Dresdner Funding Trust I
8.151%, 06/30/31 (E)	365	339
ERP Operating
5.750%, 06/15/17‡	500	559
5.125%, 03/15/16‡	1,000	1,100
Export-Import Bank of Korea
5.500%, 10/17/12	1,510	1,602
Farmers Exchange Capital
7.200%, 07/15/48 (E)	2,519	2,351
7.050%, 07/15/28 (E)	1,063	1,048
Farmers Insurance Exchange
8.625%, 05/01/24 (E)	4,118	4,703
FIH Erhvervsbank
2.000%, 06/12/13 (E)	4,070	4,170
First Chicago NBD Institutional Capital I
0.837%, 02/01/27 (B)	3,750	2,891
First Industrial MTN
7.500%, 12/01/17	1,765	1,579
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FMR LLC
6.450%, 11/15/39 (E)	$250	$245
General Electric Capital MTN
6.875%, 01/10/39	5,361	5,955
6.375%, 11/15/67 (B)	6,495	6,414
6.000%, 08/07/19	920	1,017
5.900%, 05/13/14 (A)	5,010	5,592
5.875%, 01/14/38	6,875	6,733
5.625%, 09/15/17 (A)	800	882
5.625%, 05/01/18	6,775	7,398
5.500%, 01/08/20 (A)	910	974
5.450%, 01/15/13 (A)	180	194
5.400%, 02/15/17 (A)	1,800	1,968
2.625%, 12/28/12	6,140	6,395
0.666%, 05/05/26 (B)	4,345	3,520
0.552%, 09/15/14 (B)	6,550	6,348
0.414%, 03/20/14 (B)	2,000	1,897
0.409%, 04/10/12 (B)	500	498
Glitnir Banki (E) (F)
7.451%, 09/14/16	500	—
6.693%, 06/15/16	4,480	—
6.375%, 09/25/12	3,100	938
6.330%, 07/28/11	2,440	738
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	15,810	13,359
Goldman Sachs Group
7.500%, 02/15/19	6,355	7,413
6.750%, 10/01/37	6,506	6,529
6.600%, 01/15/12	2,960	3,137
6.250%, 09/01/17 (A)	1,400	1,567
6.150%, 04/01/18	7,800	8,544
6.000%, 06/15/20	2,463	2,640
5.950%, 01/18/18	500	543
5.450%, 11/01/12	750	807
5.375%, 03/15/20	540	554
5.300%, 02/14/12	150	157
5.250%, 10/15/13 (A)	980	1,062
5.150%, 01/15/14 (A)	470	509
4.750%, 07/15/13	230	246
3.700%, 08/01/15	1,200	1,226
3.625%, 08/01/12	470	487
0.789%, 01/12/15 (B)	3,000	2,902
0.688%, 07/22/15 (B)	1,000	951
Hartford Financial Services Group
5.500%, 03/30/20	2,415	2,462
HBOS MTN
6.750%, 05/21/18 (E)	5,100	4,886
HBOS Capital Funding
6.071%, 06/30/49 (B) (E)	1,920	1,675
HCP MTN
6.700%, 01/30/18‡ (A)	5,423	5,985
6.300%, 09/15/16‡	354	390
6.000%, 01/30/17‡	6,580	7,036
5.650%, 12/15/13‡	2,765	2,998

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care REIT
4.950%, 01/15/21‡	$4,910	$4,814
Highwoods Properties
7.500%, 04/15/18‡	1,339	1,511
Hongkong & Shanghai Banking
0.438%, 07/22/49 (B)	195	118
HSBC Bank
4.125%, 08/12/20 (E)	261	258
0.850%, 06/29/49 (B)	1,160	702
HSBC Bank USA NY
4.625%, 04/01/14	300	318
HSBC Finance
7.000%, 05/15/12	1,975	2,123
6.375%, 11/27/12	365	397
5.500%, 01/19/16	600	664
4.750%, 07/15/13 (A)	166	176
0.539%, 01/15/14 (B)	500	480
HSBC Holdings
6.800%, 06/01/38	3,099	3,300
Hutchison Whampoa International 09
4.625%, 09/11/15 (E)	5,490	5,870
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B) (E)	1,200	937
International Lease Finance
6.750%, 09/01/16 (E)	4,150	4,378
6.500%, 09/01/14 (E)	4,190	4,389
5.250%, 01/10/13 (A)	400	396
Intesa Sanpaolo
3.625%, 08/12/15 (E)	1,440	1,422
Itau Unibanco Holding MTN
6.200%, 04/15/20 (A) (E)	2,770	2,903
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (E)	610	658
Jefferies Group
8.500%, 07/15/19	90	105
6.450%, 06/08/27	590	569
6.250%, 01/15/36	400	363
3.875%, 11/09/15	171	169
John Deere Capital MTN
5.750%, 09/10/18	300	351
JPMorgan Chase
5.750%, 01/02/13	810	879
5.500%, 10/15/40	875	875
5.150%, 10/01/15	240	259
5.125%, 09/15/14	136	147
4.950%, 03/25/20	440	454
4.250%, 10/15/20	2,040	1,993
3.700%, 01/20/15	370	386
JPMorgan Chase Bank
6.000%, 07/05/17	2,300	2,563
6.000%, 10/01/17	4,435	4,985
0.623%, 06/13/16 (B)	4,250	4,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XIII
1.239%, 09/30/34 (B)	$1,440	$1,082
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	493
JPMorgan Chase Capital XXIII
1.286%, 05/15/47 (B)	4,000	2,887
JPMorgan Chase Capital XXV
6.800%, 10/01/37	2,775	2,782
Kaupthing Bank (E) (F)
7.625%, 02/28/15	8,130	2,175
7.125%, 05/19/16	12,000	1
5.750%, 10/04/11	1,120	300
KeyBank
5.800%, 07/01/14	600	653
Kilroy Realty
6.625%, 06/01/20‡	1,310	1,332
5.000%, 11/03/15‡	925	935
Korea Development Bank
4.375%, 08/10/15 (A)	710	738
Landsbanki Islands
6.100%, 08/25/11 (E) (F)	6,520	750
Lazard Group
7.125%, 05/15/15	2,880	3,168
6.850%, 06/15/17	3,990	4,237
LBG Capital No. 1 MTN
8.000%, 12/15/49 (B)	3,500	3,220
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (F)	10,370	1
6.500%, 07/19/17 (F)	4,040	5
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (F)	20,630	2
Liberty Mutual Group
7.500%, 08/15/36 (E)	1,641	1,622
Lloyds TSB Bank MTN
6.500%, 09/14/20 (E)	3,093	2,852
5.800%, 01/13/20 (E)	480	473
4.375%, 01/12/15 (E)	2,050	2,075
M&T Bank
5.375%, 05/24/12	325	343
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (E)	3,010	4,030
MassMutual Global Funding II
3.625%, 07/16/12 (E)	300	312
2.875%, 04/21/14 (E)	122	128
2.300%, 09/28/15 (E)	100	100
MBNA Capital, Ser A
8.278%, 12/01/26	3,185	3,209
Merrill Lynch
7.430%, 09/01/22 (I)	4	4
6.875%, 04/25/18 (A)	980	1,078
6.400%, 08/28/17 (A)	900	966
6.150%, 04/25/13	210	225
5.700%, 05/02/17	600	605

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife
7.717%, 02/15/19	$1,750	$2,174
6.750%, 06/01/16	2,950	3,461
6.400%, 12/15/36 (A)	10,020	9,519
MetLife Capital Trust X
9.250%, 04/08/38 (E)	2,700	3,193
Metropolitan Life Global Funding I
5.125%, 04/10/13 (E)	200	217
5.125%, 06/10/14 (E)	1,575	1,746
2.875%, 09/17/12 (E)	600	617
2.500%, 01/11/13 (E)	325	333
2.500%, 09/29/15 (E)	2,935	2,916
Monumental Global Funding
5.500%, 04/22/13 (E)	235	254
Morgan Stanley MTN
7.300%, 05/13/19	215	242
6.625%, 04/01/18	5,190	5,672
6.250%, 08/28/17 (A)	550	597
6.000%, 05/13/14	5,135	5,598
5.950%, 12/28/17	1,788	1,888
5.625%, 09/23/19	1,190	1,211
5.550%, 04/27/17 (A)	7,214	7,614
5.300%, 03/01/13 (A)	400	429
4.750%, 04/01/14 (A)	2,270	2,358
4.200%, 11/20/14	1,836	1,900
3.450%, 11/02/15	3,055	2,998
0.739%, 10/18/16 (B)	9,200	8,325
0.641%, 06/20/12 (B)	7,510	7,558
0.539%, 01/18/11 (B)	215	215
National Australia Bank
5.350%, 06/12/13 (E)	5,495	5,993
3.750%, 03/02/15 (A) (E)	455	479
2.500%, 01/08/13 (E)	550	564
National Capital Trust II
5.486%, 12/29/49 (B) (E)	3,207	3,132
National City
4.900%, 01/15/15	400	437
National City Bank
5.800%, 06/07/17	525	582
0.673%, 06/07/17 (B)	3,000	2,700
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	230	324
2.625%, 09/16/12	95	98
Nationwide Mutual Insurance
6.600%, 04/15/34 (E)	2,483	2,165
5.810%, 12/15/24 (B) (E)	3,900	3,454
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,322
New York Life Global Funding
4.650%, 05/09/13 (A) (E)	300	323
3.000%, 05/04/15 (E)	5,380	5,611

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Holdings
6.700%, 03/04/20	$629	$691
5.000%, 03/04/15	130	137
Nordea Bank
4.875%, 01/27/20 (E)	140	148
3.700%, 11/13/14 (E)	6,355	6,661
1.750%, 10/04/13 (E)	200	200
Northern Trust
5.500%, 08/15/13	85	95
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (E)	2,655	2,890
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (E)	2,225	2,258
Pacific Life Global Funding MTN
5.150%, 04/15/13 (E)	370	398
5.000%, 05/15/17 (E)	170	179
PNC Funding
5.125%, 02/08/20	340	363
Power Receivables Finance
6.290%, 01/01/12	1,035	1,052
6.290%, 01/01/12 (E)	327	327
PPF Funding
5.500%, 01/15/14‡ (E)	5,000	5,033
Pricoa Global Funding I
5.450%, 06/11/14 (E)	300	334
Prime Property Funding II
5.600%, 06/15/11 (E)	3,380	3,428
Principal Life Global Funding I
6.250%, 02/15/12 (E)	600	629
5.050%, 03/15/15 (E)	750	811
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	600	654
Prudential Financial MTN
6.200%, 11/15/40	2,140	2,190
4.500%, 11/15/20	890	882
Prudential Holdings LLC
8.695%, 12/18/23 (E)	2,500	3,054
1.166%, 12/18/17 (B) (E)	3,725	3,229
Qatari Diar Finance QSC
5.000%, 07/21/20 (E)	3,665	3,731
Reckson Operating Partnership
7.750%, 03/15/20‡	1,539	1,666
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (B) (E)	3,240	3,213
Royal Bank of Canada
0.500%, 06/29/85 (B)	860	550
Royal Bank of Scotland
4.875%, 03/16/15	800	827
3.950%, 09/21/15	3,150	3,169
Royal Bank of Scotland Group MTN
7.640%, 09/29/17	1,300	858
6.400%, 10/21/19	4,330	4,360

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Russian Agricultural Bank Via RSHB Capital
6.299%, 05/15/17 (E)	$1,190	$1,202
Santander US Debt Unipersonal
3.724%, 01/20/15 (E)	3,100	2,986
Security Benefit Life Insurance
8.750%, 05/15/16 (E)	5,200	5,122
Shinsei Finance Cayman
6.418%, 01/29/49 (B) (E)	3,175	2,667
Simon Property Group
10.350%, 04/01/19‡	520	727
6.750%, 05/15/14‡	165	189
5.650%, 02/01/20‡	133	149
Sinochem Overseas Capital
6.300%, 11/12/40 (E)	535	536
SLM MTN
8.450%, 06/15/18	550	574
Societe Generale
0.344%, 11/29/49 (B)	860	477
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (E)	4,075	4,063
Stadshypotek
1.450%, 09/30/13 (E)	1,394	1,400
State Street
4.300%, 05/30/14	60	65
Sumitomo Mitsui Banking
3.150%, 07/22/15 (E)	2,510	2,607
SunTrust Capital VIII
6.100%, 12/15/36 (B)	2,820	2,573
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	2,643	2,022
Tanger Properties
6.125%, 06/01/20‡	1,370	1,508
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (E)	4,870	5,660
TNK-BP Finance
6.625%, 03/20/17 (E)	510	542
Toll Road Investors Partnership II
5.821%, 02/15/45 (C) (E)	7,178	1,037
Toronto-Dominion Bank
2.200%, 07/29/15 (E)	295	299
Toyota Motor Credit MTN
3.200%, 06/17/15	308	328
Travelers
5.900%, 06/02/19 (A)	145	168
Travelers Property Casualty
7.750%, 04/15/26	300	369
UBS MTN
5.875%, 12/20/17 (A)	520	581
4.875%, 08/04/20	600	622
3.875%, 01/15/15	2,690	2,824
2.250%, 08/12/13	250	254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UDR MTN
5.000%, 01/15/12‡	$2,000	$2,062
US Bancorp
2.875%, 11/20/14	415	431
2.000%, 06/14/13 (A)	300	306
1.125%, 10/30/13	2,355	2,345
Ventas Realty
3.125%, 11/30/15‡	1,315	1,291
Wachovia
5.750%, 06/15/17 (A)	690	773
5.500%, 05/01/13	600	657
5.250%, 08/01/14	650	700
0.628%, 10/28/15 (B)	3,760	3,542
Wachovia Bank
6.600%, 01/15/38	2,070	2,261
6.000%, 11/15/17	3,650	4,075
0.622%, 03/15/16 (B)	1,200	1,110
Wachovia Capital Trust III
5.800%, 12/31/49 (B)	3,252	2,732
WCI Finance LLC
5.400%, 10/01/12 (E)	2,093	2,229
WEA Finance LLC
7.500%, 06/02/14 (E)	1,455	1,680
7.125%, 04/15/18 (A) (E)	5,378	6,289
6.750%, 09/02/19 (E)	421	486
Wells Fargo
5.625%, 12/11/17 (A)	350	393
5.000%, 11/15/14	1,145	1,243
3.750%, 10/01/14	1,830	1,932
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,591
Wells Fargo Capital XV
9.750%, 12/31/49 (A) (B)	7,770	8,654
Westpac Banking
4.875%, 11/19/19 (A)	919	984
2.250%, 11/19/12	5,100	5,227
Woodbourne Capital Trust I
2.940%, 04/08/49 (B) (E)	625	256
Woodbourne Capital Trust II
3.240%, 04/08/49 (B) (E)	625	256
Woodbourne Capital Trust III
3.240%, 04/08/49 (B) (E)	625	256
WR Berkley
5.375%, 09/15/20	1,245	1,244
ZFS Finance USA Trust I
6.150%, 12/15/65 (B) (E)	4,049	4,019
ZFS Finance USA Trust II
6.450%, 12/15/65 (B) (E)	2,700	2,632
ZFS Finance USA Trust III
1.442%, 12/15/65 (B) (E)	620	618

		851,211

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.7%
Abbott Laboratories
5.600%, 11/30/17	$470	$549
Allergan
3.375%, 09/15/20	3,880	3,805
Amgen
5.750%, 03/15/40 (A)	677	732
5.700%, 02/01/19	100	117
4.500%, 03/15/20	84	91
3.450%, 10/01/20	4,020	3,957
Becton Dickinson
3.250%, 11/12/20	1,445	1,410
CareFusion
4.125%, 08/01/12 (A)	1,705	1,782
Coventry Health Care
5.950%, 03/15/17 (A)	2,680	2,710
GlaxoSmithKline Capital
5.650%, 05/15/18	2,250	2,642
HCA
5.750%, 03/15/14	5,548	5,444
Hospira
6.400%, 05/15/15	20	23
Humana
7.200%, 06/15/18 (A)	2,210	2,566
Life Technologies
4.400%, 03/01/15	1,507	1,592
Medco Health Solutions
2.750%, 09/15/15 (A)	135	137
Medtronic
4.450%, 03/15/20 (A)	1,370	1,482
Pfizer
5.350%, 03/15/15	410	469
Pharmacia
6.500%, 12/01/18 (A)	430	528
Roche Holdings
6.000%, 03/01/19 (E)	2,310	2,759
UnitedHealth Group
6.875%, 02/15/38	505	587
5.800%, 03/15/36	560	566
5.700%, 10/15/40	970	977
3.875%, 10/15/20	1,020	1,002
WellPoint
5.875%, 06/15/17	350	398
Wyeth
5.950%, 04/01/37	3,610	4,097

		40,422

Industrials — 0.5%
Air 2 US
8.027%, 10/01/19 (E)	1,971	1,971
Allied Waste North America
6.875%, 06/01/17	605	671

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boeing
4.875%, 02/15/20	$2,760	$3,088
Browning-Ferris Industries
9.250%, 05/01/21	65	85
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	200	243
5.750%, 05/01/40	3,046	3,202
4.700%, 10/01/19 (A)	375	405
Canadian National Railway
5.850%, 11/15/17	150	175
Cargill
7.350%, 03/06/19 (E)	400	496
CSX
9.780%, 02/14/11	100	101
7.375%, 02/01/19	460	575
6.300%, 03/15/12	110	117
General Electric
5.250%, 12/06/17 (A)	250	274
Koninklijke Philips Electronics
7.200%, 06/01/26	300	367
Lockheed Martin
5.720%, 06/01/40 (E)	405	430
Northrop Grumman
5.050%, 11/15/40	975	944
3.500%, 03/15/21	2,350	2,268
1.850%, 11/15/15	3,205	3,148
Pitney Bowes
5.600%, 03/15/18	100	106
5.000%, 03/15/15	225	242
4.875%, 08/15/14	325	348
Raytheon
3.125%, 10/15/20	2,325	2,226
Ryder System MTN
3.600%, 03/01/16	132	134
Systems 2001 AT LLC
6.664%, 09/15/13 (E)	172	189
Tyco International Finance
8.500%, 01/15/19 (A)	170	223
Tyco International Group
6.750%, 02/15/11	1,170	1,184
6.000%, 11/15/13	1,945	2,185
Union Pacific
7.000%, 02/01/16	500	599
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	171	185
United Parcel Service
4.500%, 01/15/13	1,740	1,871
United Parcel Service of America
8.375%, 04/01/20	140	192
United Technologies
8.875%, 11/15/19	400	559
5.400%, 05/01/35	670	711

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waste Management
7.125%, 12/15/17	$1,720	$2,079
4.750%, 06/30/20	299	319

		31,912

Information Technology — 0.4%
Adobe Systems
4.750%, 02/01/20	1,960	2,090
Arrow Electronics
6.875%, 07/01/13	100	111
6.875%, 06/01/18	270	304
6.000%, 04/01/20	225	237
5.125%, 03/01/21	1,390	1,365
3.375%, 11/01/15	975	961
BAE Systems Holdings
5.200%, 08/15/15 (E)	360	393
Cisco Systems
5.900%, 02/15/39 (A)	250	278
5.500%, 01/15/40	1,339	1,413
4.450%, 01/15/20	730	790
Dell
5.650%, 04/15/18	415	466
Harris
6.150%, 12/15/40	620	617
Hewlett-Packard
3.750%, 12/01/20	2,380	2,391
2.950%, 08/15/12	80	83
2.200%, 12/01/15	3,075	3,089
2.125%, 09/13/15 (A)	4,740	4,754
HP Enterprise Services LLC
7.450%, 10/15/29	500	645
International Business Machines
8.000%, 10/15/38	100	140
7.625%, 10/15/18 (A)	365	479
Intuit
5.750%, 03/15/17	255	285
Microsoft
4.500%, 10/01/40	61	58
1.625%, 09/25/15 (A)	405	402
National Semiconductor
6.600%, 06/15/17	300	342
Oracle
6.500%, 04/15/38 (A)	100	120
5.375%, 07/15/40 (E)	809	838
5.000%, 07/08/19	450	503
Xerox
8.250%, 05/15/14 (A)	320	381

		23,535

Materials — 0.6%
Alcoa
6.000%, 07/15/13	270	295
Barrick Gold
6.950%, 04/01/19 (A)	1,760	2,197

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BHP Billiton Finance USA
6.500%, 04/01/19 (A)	$445	$543
Dow Chemical
8.550%, 05/15/19	3,362	4,245
5.900%, 02/15/15 (A)	1,600	1,795
4.850%, 08/15/12	3,885	4,118
4.250%, 11/15/20	1,693	1,651
EI du Pont de Nemours
4.900%, 01/15/41 (A)	125	124
1.950%, 01/15/16	162	160
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	3,005	3,357
Nacional del Cobre de Chile
4.750%, 10/15/14 (E)	900	970
3.750%, 11/04/20 (E)	3,305	3,228
Potash Corp of Saskatchewan
6.500%, 05/15/19	250	297
4.875%, 03/30/20	10	11
PPG Industries
9.000%, 05/01/21	515	699
6.650%, 03/15/18	615	730
5.750%, 03/15/13	615	672
Praxair
5.200%, 03/15/17	215	244
4.375%, 03/31/14	250	273
Rio Tinto Finance USA
8.950%, 05/01/14 (A)	265	324
6.500%, 07/15/18	5,080	6,048
3.500%, 11/02/20	77	75
Stauffer Chemical
6.295%, 04/15/18 (C) (H) (I)	860	186
6.145%, 04/15/17 (C) (H) (I)	350	85
Vale Overseas
8.250%, 01/17/34	365	460
6.875%, 11/21/36	2,958	3,282
6.875%, 11/10/39	976	1,085
4.625%, 09/15/20 (A)	1,790	1,804

		38,958

Sovereign — 0.6%
Chile Government International Bond
3.875%, 08/05/20	3,865	3,923
Kommunalbanken
1.750%, 10/05/15 (E)	3,400	3,384
Korea Development Bank
3.250%, 03/09/16 (A)	3,570	3,503
Peruvian Government International Bond
5.625%, 11/18/50	1,750	1,684
Poland Government International Bond
3.875%, 07/16/15	1,770	1,777
Province of Manitoba Canada
2.125%, 04/22/13	162	167

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Ontario Canada
4.400%, 04/14/20	$340	$369
2.950%, 02/05/15	850	893
Province of Quebec Canada
6.350%, 01/30/26	270	342
3.500%, 07/29/20 (A)	1,303	1,314
Qatar Government International Bond
4.000%, 01/20/15 (E)	6,800	7,089
Russian Federation
7.500%, 03/31/30 (G)	964	1,110
Russian Foreign Bond - Eurobond
3.625%, 04/29/15 (E)	900	902
Svensk Exportkredit
3.250%, 09/16/14	4,454	4,727
1.750%, 10/20/15	5,600	5,527
United Mexican States MTN
7.500%, 04/08/33	218	274
6.375%, 01/16/13 (A)	350	383
6.050%, 01/11/40	394	419
5.625%, 01/15/17	84	94
United Mexican States, Ser A MTN
6.750%, 09/27/34	448	522

		38,403

Telecommunication Services — 2.0%
America Movil
5.625%, 11/15/17	1,450	1,626
5.000%, 10/16/19	3,020	3,210
5.000%, 03/30/20	740	788
American Tower
5.050%, 09/01/20 (A)	927	955
AT&T
8.000%, 11/15/31	43	55
6.700%, 11/15/13	500	575
6.550%, 02/15/39	3,870	4,268
6.300%, 01/15/38	8,590	9,156
5.875%, 02/01/12	500	529
5.600%, 05/15/18	400	460
5.500%, 02/01/18	150	171
5.350%, 09/01/40 (E)	1,431	1,359
5.100%, 09/15/14	2,410	2,670
BellSouth
4.750%, 11/15/12	190	204
BellSouth Telecommunications
6.300%, 12/15/15	244	265
British Telecommunications
9.875%, 12/15/30 (G)	1,095	1,460
9.375%, 12/15/10 (G)	1,460	1,464
5.950%, 01/15/18	1,711	1,890
Cellco Partnership
8.500%, 11/15/18 (A)	2,385	3,227
7.375%, 11/15/13	810	949
5.550%, 02/01/14	4,145	4,626

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Holdings LLC
10.125%, 04/15/22	$190	$266
COX Communications
5.450%, 12/15/14	1,105	1,236
Cox Enterprises
7.375%, 07/15/27 (E)	170	195
Deutsche Telekom International Finance
5.750%, 03/23/16 (A)	2,175	2,499
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (A)	600	699
DIRECTV Holdings LLC
6.000%, 08/15/40	5,163	5,124
4.600%, 02/15/21	400	401
France Telecom
8.500%, 03/01/31	170	232
Frontier Communications
8.500%, 04/15/20	905	995
8.250%, 04/15/17	1,750	1,925
8.125%, 10/01/18	470	517
GTE
8.750%, 11/01/21	600	831
6.840%, 04/15/18	800	938
NBC Universal
5.950%, 04/01/41 (E)	1,661	1,696
4.375%, 04/01/21 (E)	2,351	2,360
2.875%, 04/01/16 (E)	2,839	2,826
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,380
News America
7.300%, 04/30/28	350	402
6.650%, 11/15/37	260	290
6.200%, 12/15/34	315	333
6.150%, 03/01/37	3,365	3,532
News America Holdings
8.875%, 04/26/23	200	271
7.700%, 10/30/25	200	239
Qtel International Finance
4.750%, 02/16/21 (E)	1,560	1,452
Qwest
7.875%, 09/01/11	1,560	1,634
7.500%, 10/01/14	2,270	2,571
Reed Elsevier Capital
8.625%, 01/15/19	2,310	3,009
Rogers Communications
6.375%, 03/01/14	3,430	3,896
5.500%, 03/15/14	590	656
Sprint Capital
8.750%, 03/15/32	390	386
8.375%, 03/15/12	5,300	5,605
6.900%, 05/01/19	120	115
TCI Communications
8.750%, 08/01/15	701	879
7.125%, 02/15/28	400	439

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
6.999%, 06/04/18	$2,740	$3,049
5.250%, 11/15/13	580	613
5.250%, 10/01/15	370	392
4.950%, 09/30/14	1,320	1,380
Telefonica Emisiones
5.984%, 06/20/11	2,080	2,137
5.877%, 07/15/19	115	123
Telefonica Emisiones SAU
6.221%, 07/03/17 (A)	495	549
5.134%, 04/27/20	2,331	2,364
2.582%, 04/26/13	680	683
Telefonica Moviles Chile
2.875%, 11/09/15 (E)	1,480	1,449
Telemar Norte Leste
5.500%, 10/23/20 (E)	3,415	3,389
Verizon Communications
8.750%, 11/01/18	194	262
6.250%, 04/01/37	855	939
6.100%, 04/15/18	3,649	4,280
5.850%, 09/15/35	150	157
5.500%, 02/15/18	2,810	3,189
Verizon Global Funding
7.750%, 12/01/30	3,690	4,687
7.375%, 09/01/12	1,730	1,923
Verizon Maryland
7.150%, 05/01/23	600	635
Vodafone Group
5.450%, 06/10/19 (A)	226	257

		122,193

Utilities — 2.1%
AGL Capital
5.250%, 08/15/19	170	185
4.450%, 04/15/13	400	424
Alabama Power
5.875%, 12/01/22	275	322
American Water Capital
6.085%, 10/15/17	400	460
Appalachian Power
5.950%, 05/15/33	200	201
Arizona Public Services
8.000%, 12/30/15	521	547
Atmos Energy
4.950%, 10/15/14	260	284
Carolina Power & Light
5.300%, 01/15/19	400	458
Cedar Brakes II LLC
9.875%, 09/01/13 (E)	2,771	2,971
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	150	175
Cleveland Electric Illuminating
7.880%, 11/01/17	310	381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CMS Energy
5.050%, 02/15/18	$3,420	$3,450
Consolidated Edison of New York
5.700%, 06/15/40 (A)	154	165
Consumers Energy
6.700%, 09/15/19	400	490
Dominion Resources
8.875%, 01/15/19	5,840	7,775
6.400%, 06/15/18	300	361
5.700%, 09/17/12	3,560	3,852
4.750%, 12/15/10	740	741
DPL
6.875%, 09/01/11	3,220	3,361
Duke Energy
6.300%, 02/01/14	2,920	3,306
5.625%, 11/30/12 (A)	425	463
Duke Energy Carolinas LLC
4.300%, 06/15/20	195	208
Duke Energy Indiana
3.750%, 07/15/20	180	183
Enel Finance International
6.000%, 10/07/39 (E)	4,855	4,568
5.125%, 10/07/19 (E)	500	515
3.875%, 10/07/14 (E)	2,700	2,814
Exelon
5.625%, 06/15/35	2,605	2,518
Exelon Generation LLC
6.250%, 10/01/39	130	134
5.750%, 10/01/41 (A)	971	943
5.200%, 10/01/19	125	135
4.000%, 10/01/20	2,518	2,459
FirstEnergy Solutions
6.800%, 08/15/39	875	874
6.050%, 08/15/21	1,485	1,576
FirstEnergy, Ser B
6.450%, 11/15/11	14	15
FirstEnergy, Ser C
7.375%, 11/15/31	5,315	5,651
Georgia Power
4.750%, 09/01/40	69	65
Hydro Quebec, Ser JL
6.300%, 05/11/11	1,050	1,077
Indiana Michigan Power
7.000%, 03/15/19 (A)	170	207
Jersey Central Power & Light
7.350%, 02/01/19	500	612
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,660	4,184
8.270%, 11/15/21	2,894	3,341
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (A) (E)	2,165	2,135
Massachusetts Electric
5.900%, 11/15/39 (E)	210	225

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MidAmerican Energy
5.300%, 03/15/18	$750	$847
Midamerican Energy Holdings
6.500%, 09/15/37 (A)	4,485	5,211
Nevada Power
8.250%, 06/01/11	5,015	5,197
7.125%, 03/15/19 (A)	400	487
5.375%, 09/15/40	45	44
Niagara Mohawk Power
4.881%, 08/15/19 (E)	180	194
Nisource Finance
10.750%, 03/15/16	720	952
6.800%, 01/15/19	3,547	4,126
6.125%, 03/01/22	2,400	2,687
Northern States Power
6.250%, 06/01/36	350	410
5.350%, 11/01/39	56	58
Oncor Electric Delivery
6.800%, 09/01/18 (A)	4,535	5,476
Pacific Gas & Electric
8.250%, 10/15/18 (A)	1,320	1,752
6.050%, 03/01/34	1,615	1,782
5.800%, 03/01/37	840	902
5.400%, 01/15/40	5,336	5,435
PacifiCorp
6.250%, 10/15/37	1,690	1,958
5.650%, 07/15/18	100	117
5.500%, 01/15/19	400	465
Progress Energy
6.850%, 04/15/12	1,525	1,643
6.000%, 12/01/39 (A)	200	218
PSEG Power LLC
5.500%, 12/01/15	445	499
5.320%, 09/15/16	126	140
5.125%, 04/15/20	120	129
Public Service Electric & Gas MTN
5.375%, 11/01/39	97	103
2.700%, 05/01/15	135	140
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,339
Public Service of Oklahoma
5.150%, 12/01/19	170	185
Sempra Energy
8.900%, 11/15/13	400	475
6.500%, 06/01/16	135	160
6.000%, 10/15/39	170	183
Southern
4.150%, 05/15/14	85	91
Southern California Edison
5.500%, 03/15/40 (A)	170	183
4.650%, 04/01/15	200	223
Southern Union
8.250%, 11/15/29	7,370	8,160

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southwestern Public Service
8.750%, 12/01/18	$300	$386
Tennessee Valley Authority
5.250%, 09/15/39	1,828	2,016
4.625%, 09/15/60	2,761	2,725
Texas-New Mexico Power
9.500%, 04/01/19 (E)	875	1,137
TXU
6.500%, 11/15/24	410	154
TXU, Ser P
5.550%, 11/15/14	370	228
TXU, Ser R
6.550%, 11/15/34	4,385	1,623
Virginia Electric and Power
5.400%, 04/30/18	300	345

		127,396

Total Corporate Obligations (Cost $1,595,535) ($ Thousands)		1,619,618

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Bills
0.159%, 02/10/11 (C)	848	848

U.S. Treasury Bonds
9.250%, 02/15/16	500	694
9.000%, 11/15/18	900	1,344
8.875%, 08/15/17	69,279	99,318
8.875%, 02/15/19	6,295	9,389
8.750%, 05/15/17	21,675	30,712
8.750%, 08/15/20	15,502	23,563
8.500%, 02/15/20	20,140	22,169
8.125%, 08/15/19	1,305	1,887
8.000%, 11/15/21	11,355	16,742
7.625%, 02/15/25	16,360	24,238
7.500%, 11/15/16	20,700	27,408
6.750%, 08/15/26	250	347
6.500%, 11/15/26	100	136
6.375%, 08/15/27	200	269
6.250%, 05/15/30	2,153	2,895
6.125%, 11/15/27	250	329
6.000%, 02/15/26	100	129
5.500%, 08/15/28	200	247
5.375%, 02/15/31	6,045	7,380
5.000%, 05/15/37	1,520	1,769
4.625%, 02/15/17	30,500	35,444
4.625%, 02/15/40	8,972	9,799
4.500%, 02/15/36	13,642	14,740
4.375%, 11/15/39	5,517	5,780
4.375%, 05/15/40	8,052	8,434
4.250%, 05/15/39	6,204	6,370
4.250%, 11/15/40	33,410	34,256
3.875%, 08/15/40	51,129	49,124
3.500%, 02/15/39	8,990	8,080
3.375%, 11/15/19	32,705	34,739

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.250%, 12/31/16	$3,720	$4,020
2.625%, 12/31/14	6,500	6,889
2.625%, 11/15/20 (A)	21,052	20,743
2.375%, 10/31/14	1,000	1,050

		510,433

U.S. Treasury Inflation-Protected Securities
6.321%, 05/15/24 (C)	800	485
5.293%, 02/15/21 (C)	200	146
4.977%, 11/15/27 (C)	31,590	15,999
4.920%, 08/15/27 (C)	450	226
4.917%, 05/15/26 (C)	500	269
4.863%, 11/15/31 (C)	200	81
4.780%, 08/15/25 (C)	400	225
4.754%, 02/15/27 (C)	200	103
4.610%, 02/15/25 (C)	20,280	11,907
4.591%, 05/15/36 (C)	300	97
4.587%, 02/15/24 (C)	75	46
4.555%, 05/15/29 (C)	100	46
4.536%, 08/15/24 (C)	200	119
4.477%, 05/15/28 (C)	300	145
4.428%, 02/15/30 (C)	650	287
4.357%, 11/15/24 (C)	450	265
4.295%, 11/15/20 (C)	1,000	738
4.231%, 05/15/20 (C)	2,900	2,197
4.221%, 05/15/30 (C)	9,550	4,276
4.213%, 05/15/27 (C)	200	102
4.160%, 02/15/22 (C)	300	206
4.069%, 02/15/32 (C)	950	379
4.022%, 05/15/19 (C)	2,450	1,961
3.995%, 02/15/17 (C)	19,420	17,143
3.875%, 04/15/29	430	796
3.780%, 08/15/17 (C)	4,000	3,459
3.768%, 02/15/26 (C)	400	218
3.712%, 08/15/18 (C)	800	665
3.632%, 11/15/17 (C)	6,150	5,263
3.625%, 04/15/28	8,180	14,795
3.551%, 02/15/18 (C)	1,350	1,145
3.500%, 01/15/11	5,005	6,309
3.426%, 08/15/20 (C)	9,550	7,138
3.313%, 08/15/19 (C)	5,525	4,372
3.268%, 11/15/21 (C)	1,900	1,323
3.170%, 08/15/16 (C)	5,100	4,594
3.014%, 08/15/21 (C)	500	354
2.971%, 02/15/16 (C)	250	230
2.882%, 02/15/14 (C)	8,550	8,308
2.751%, 05/15/14 (C)	2,150	2,078
2.721%, 02/15/15 (C)	200	190
2.375%, 01/15/25	34,465	45,953
2.375%, 01/15/27	300	375
2.170%, 11/15/16 (C)	410	366
2.000%, 01/15/16	11,126	13,520
1.750%, 01/15/28	25	28

		178,927

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. Treasury Notes
4.875%, 08/15/16	$4,923	$5,782
4.750%, 08/15/17	16,305	19,096
4.500%, 11/30/11	1,000	1,042
4.500%, 05/15/17	530	612
3.750%, 11/15/18	5,400	5,959
3.500%, 05/15/20	14,930	15,938
3.125%, 10/31/16	4,400	4,731
3.125%, 04/30/17	1,150	1,231
3.000%, 09/30/16	21,595	23,086
2.625%, 07/31/14	2,800	2,967
2.625%, 08/15/20	19,482	19,263
2.375%, 03/31/16	2,000	2,081
2.250%, 11/30/17	27,827	28,007
1.875%, 02/28/14	1,000	1,034
1.875%, 08/31/17	25,640	25,311
1.875%, 10/31/17 (A)	15,638	15,385
1.375%, 11/30/15	46,940	46,742
1.250%, 10/31/15	10,361	10,270
1.000%, 08/31/11	10,495	10,552
1.000%, 04/30/12	42,690	43,073
0.875%, 04/30/11	16,130	16,173
0.750%, 05/31/12	127,615	128,318
0.750%, 09/15/13	550	551
0.625%, 06/30/12	8,330	8,359
0.500%, 10/15/13	685	682
0.500%, 11/15/13	5,755	5,721

		441,966

Total U.S. Treasury Obligations (Cost $1,107,147) ($ Thousands)		1,132,174

ASSET-BACKED SECURITIES — 6.4%

Automotive — 0.6%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (E)	500	508
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	285	288
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	920	922
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	357	356
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	3,247	3,228
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/15	3,501	3,456

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	$120	$120
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.660%, 03/17/14	115	116
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	445	445
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	500	500
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A3
1.270%, 04/08/15	250	250
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-3A, Cl A
4.640%, 05/20/16 (E)	1,000	1,057
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/17 (E)	4,961	4,897
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (E)	548	554
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (E)	200	208
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (E)	650	655
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (E)	350	352
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (E)	430	432
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (E)	310	316
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	150	151
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	300	302
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A3
2.820%, 01/15/16	234	238
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	1,000	998
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (E)	695	706

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	$322	$326
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.500%, 07/15/14	300	319
Ford Credit Auto Owner Trust, Ser 2009-C, Cl A3
2.720%, 11/15/13	2,565	2,600
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	81	83
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	179	189
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	278	287
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	209	213
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	100	102
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	1,838	1,827
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (E)	2,100	2,300
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	260
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	2,480	2,508
Honda Auto Receivables Owner Trust, Ser 2010-1, Cl A2
0.620%, 02/21/12	1,935	1,936
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	375	375
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	340	340
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	300	300
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	380	379
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	765	763

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	$365	$377
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	470	473
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	550	563

		37,575

Credit Cards — 1.3%
BA Credit Card Trust, Ser 2006-A12, Cl A12
0.273%, 03/15/14 (B)	1,314	1,312
BA Credit Card Trust, Ser 2008-A7, Cl A7
0.953%, 12/15/14 (B)	3,066	3,088
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8
0.383%, 08/15/14 (B)	5,246	5,234
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.333%, 09/15/15 (B)	5,355	5,311
Capital One Multi-Asset Execution Trust, Ser 2006-A12, Cl A
0.313%, 07/15/16 (B)	1,758	1,735
Capital One Multi-Asset Execution Trust, Ser 2006-A4, Cl A4
0.293%, 12/16/13 (B)	5,787	5,785
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.313%, 01/15/16 (B)	1,801	1,783
Capital One Multi-Asset Execution Trust, Ser 2007-A8
0.592%, 10/15/15 (B)	3,527	3,512
Capital One Multi-Asset Execution Trust, Ser 2009-A2
3.200%, 04/15/14	6,140	6,219
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	6,980	7,532
Chase Issuance Trust, Ser 2009-A2, Cl A2
1.803%, 04/15/14 (B)	3,952	4,022
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	988	997
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	625	700
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.803%, 05/15/14 (B)	3,324	3,387

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	$5,310	$5,436
Discover Card Master Trust I, Ser 2006-2, Cl A2
0.283%, 01/16/14 (B)	1,954	1,951
Discover Card Master Trust, Ser 2008-A3, Cl A3
5.100%, 10/15/13	1,354	1,377
Discover Card Master Trust, Ser 2009-A2, Cl A
1.553%, 02/17/15 (B)	7,353	7,467
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	600	623
MBNA Credit Card Master Note Trust, Ser 2001-A2, Cl A2
0.503%, 12/16/13 (B)	5,081	5,083
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5
0.313%, 10/15/15 (B)	6,108	6,064

		78,618

Mortgage Related Securities — 0.7%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	8	8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.793%, 11/15/31 (B)	217	193
ACE Securities, Ser 2006-SL3, Cl A1
0.353%, 06/25/36 (B)	6,362	971
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.493%, 03/25/30 (B)	2,381	785
Asset Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/35	750	755
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.293%, 12/25/36 (B)	429	411
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	3,977	4,078
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	5	5
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.073%, 09/15/29 (B)	310	249
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.723%, 05/25/39 (B) (E)	895	739

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37	$760	$425
GSAA Trust, Ser 2005-6, Cl A3
0.623%, 06/25/35 (B)	4,100	2,622
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.363%, 07/25/37 (B)	2,250	2,197
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.743%, 01/20/35 (B)	537	488
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.523%, 01/20/35 (B)	4,827	4,435
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.413%, 01/20/36 (B)	7,609	7,014
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.403%, 03/20/36 (B)	382	357
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	750	773
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.453%, 03/20/36 (B)	302	282
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.453%, 11/20/36 (B)	875	803
Indymac Home Equity Loan Asset-Backed Trust, Ser 2001-A, Cl AV
0.513%, 03/25/31 (B)	37	25
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.003%, 01/25/35 (B)	235	231
Morgan Stanley ABS Capital I, Ser 2007-HE2, Cl A2A
0.293%, 01/25/37 (B)	201	195
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.303%, 12/25/36 (B)	166	162
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	21
MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.793%, 11/25/15 (B)	64	61
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.853%, 01/25/32 (B)	213	192
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.393%, 01/25/37 (B)	17,000	7,042

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A4
0.553%, 05/25/37 (B)	$10,000	$4,152
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	970	947
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	780	781
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (E)	326	281
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.603%, 04/25/37 (B) (E)	912	623
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	350	331
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	934	946
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (B) (E)	336	327
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	34

		43,941

Other Asset-Backed Securities — 3.8%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (E)	765	769
AH Mortgage Advance Trust, Ser 2010-ADV2, Cl A1
4.210%, 05/10/41 (E)	1,134	1,133
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.525%, 06/14/37 (B) (E)	4,385	3,859
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.933%, 01/25/32 (B)	422	330
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.553%, 11/14/33 (B) (E)	5,242	4,443
CenterPoint Energy Transition Bond LLC, Ser 2001-1, Cl A4
5.630%, 09/15/15	3,066	3,307
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,573	1,704

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	$500	$442
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	1,008	963
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	522	517
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,623
Citigroup Mortgage Loan Trust, Ser 2007-SHL1, Cl A
0.653%, 11/25/46 (B) (E)	1,112	585
CNH Equipment Trust, Ser 2009-B, Cl A3
2.970%, 03/15/13	48	49
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	130	131
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	725	731
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	1,000	999
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	1,608	1,588
Consumer Funding LLC, Ser 2001-1, Cl A5
5.430%, 04/20/15	1,023	1,082
Countrywide Asset-Backed Certificates, Ser 2001-BC3, Cl A
0.733%, 12/25/31 (B)	47	24
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.913%, 04/25/32 (B)	61	37
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.853%, 06/25/33 (B)	115	106
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (B)	10,000	4,635
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M1
0.743%, 12/25/35 (B)	320	304
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (B)	208	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.583%, 07/25/36 (B) (E)	$441	$239
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.413%, 10/25/47 (B)	7,500	6,438
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.453%, 02/25/37 (B) (E)	1,174	785
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.703%, 03/25/47 (B) (E)	894	449
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.553%, 02/15/34 (B)	822	394
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.493%, 12/15/35 (B)	1,958	867
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	395	404
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/36	1,543	1,224
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/36	678	484
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-CB4, Cl A1A
0.343%, 04/25/37 (B)	3,614	2,909
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.563%, 05/25/46 (B) (E)	12,048	7,126
Diamond Investment Grade CDO, Ser 1X, Cl A1
0.853%, 10/11/14 (I)	160	155
EFS Volunteer LLC, Ser 2010-1, Cl A2
1.389%, 10/25/35 (B) (E)	1,500	1,401
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.733%, 08/15/25 (B) (E)	2,248	1,124
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (B)	478	433
Fieldstone Mortgage Investment, Ser 2007-1, Cl 2A2
0.523%, 04/25/47 (B)	2,000	824
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.473%, 02/25/34 (B)	872	533

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Horizon Asset Back Trust, Ser 2006-HE2, Cl A
0.383%, 10/25/26 (B)	$569	$405
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.503%, 11/17/20 (B) (E)	6,175	5,769
Genesis Funding, Ser 2006-1A, Cl G1
0.493%, 12/19/32 (B) (E)	4,790	4,167
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	388	398
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (E)	3,550	4,021
GSAMP Trust, Ser 2003-SEA, Cl A1
0.653%, 02/25/33 (B)	1,795	1,266
GSAMP Trust, Ser 2006-SD2, Cl A1
0.363%, 05/25/46 (B) (E)	1,535	1,501
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.187%, 07/25/45 (B)	6,900	6,577
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	177	179
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	535	538
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 11/25/36	9,262	8,488
Keycorp Student Loan Trust, Ser 2003-A, Cl 1A2
0.548%, 10/25/32 (B)	2,570	2,499
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.553%, 11/25/35 (B)	3,906	2,801
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.553%, 12/25/35 (B)	3,098	1,254
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.583%, 05/25/46 (B)	7,866	1,260
Lone Star CDO Funding, Ser IX, Cl A
1.226%, 12/15/12 (I)	2,403	2,378
Merit Securities, Ser 1999-13, Cl A4
7.940%, 12/28/33 (B)	3,016	3,061
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	5,468	2,523
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,457	3,407
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (E)	6,407	6,190
MSCC Heloc Trust, Ser 2005-1, Cl A
0.443%, 07/25/17 (B)	444	342
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.938%, 11/25/24 (B)	8,407	8,673

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.768%, 04/25/24 (B)	$4,540	$4,645
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.493%, 05/15/32 (B)	30	28
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.953%, 12/25/34 (B)	6,301	6,211
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (B) (E)	506	505
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.563%, 06/25/47 (B)	10,380	5,097
PSE&G Transition Funding LLC, Ser 2001-1
6.610%, 06/15/15	710	773
RAAC Series, Ser 2007-RP4, Cl A
0.603%, 11/25/46 (B) (E)	13,836	7,594
RAAC Series, Ser 2007-SP3, Cl A1
1.453%, 09/25/47 (B)	362	276
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.892%, 12/15/32 (B)	6,594	6,820
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.582%, 12/15/25 (B) (E)	1,900	1,890
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.438%, 01/25/21 (B)	5,908	5,881
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.458%, 01/27/20 (B)	3,254	3,230
SLM Student Loan Trust, Ser 2004-9, Cl A5
0.438%, 01/27/20 (B)	11,123	10,946
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.368%, 07/25/19 (B)	3,508	3,482
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.398%, 01/25/27 (B)	2,830	2,666
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.348%, 01/25/22 (B)	4,527	4,488
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.938%, 07/25/22 (B)	1,784	1,858
SLM Student Loan Trust, Ser 2008-5
1.388%, 10/25/16 (B)	8,221	8,327
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.988%, 07/25/23 (B)	7,571	7,873

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	71

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-6, Cl A2
0.838%, 10/25/17 (B)	$5,241	$5,270
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.523%, 06/25/35 (B)	300	278
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (E)	2,568	2,537
Textainer Marine Containers, Ser 2005-1A, Cl A
0.503%, 05/15/20 (B) (E)	3,105	2,917
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.423%, 11/26/21 (B) (E)	4,110	3,784
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.393%, 02/26/19 (B) (E)	2,656	2,499
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.343%, 04/25/37 (B)	2,792	2,718

		229,580

Total Asset-Backed Securities (Cost $414,341) ($ Thousands)		389,714

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
1.500%, 11/16/15	7,830	7,810
FHLB
1.500%, 01/16/13	2,010	2,046
FICO STRIPS, PO (C)
9.800%, 04/06/18	7,410	10,944
9.700%, 04/05/19	5,100	7,626
8.600%, 09/26/19	5,655	8,044
0.000%, 02/08/18 to 09/26/19	23,945	19,294
FNMA
7.735%, 10/09/19 (C)	670	442
7.250%, 05/15/30	3,886	5,423
7.125%, 01/15/30	4,090	5,709
6.250%, 05/15/29	6,315	7,898
5.375%, 06/12/17	250	296
5.250%, 08/01/12	2,800	3,003
5.000%, 02/13/17	5,000	5,797
0.375%, 12/28/12	3,730	3,711
0.189%, 05/09/11 (C)	65	65
Resolution Funding STRIPS
3.235%, 01/15/16 (C)	7,570	6,875

Total U.S. Government Agency Obligations (Cost $89,705) ($ Thousands)		94,983

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.4%
County of Clark Nevada, Build America Project, RB
6.820%, 07/01/45	$2,120	$2,157
Los Angeles, California Community College District, Build America Project, GO
6.750%, 08/01/49	1,790	1,891
Los Angeles, California Department of Water & Power Revenue, Build America Project, RB
6.574%, 07/01/45	2,005	1,985
Louisiana Public Facilities Authority, RB
4.500%, 02/01/14	500	504
New Jersey State Transit, Build America Project, RB
5.754%, 12/15/28	1,060	1,029
New York State Dormitory Authority, Build America Project, RB
5.600%, 03/15/40	280	275
North Texas Tollway Authority, RB
6.718%, 01/01/49	2,030	1,972
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	490	465
State of California, Build America Project, GO
7.625%, 03/01/40	440	456
7.300%, 10/01/39	3,620	3,620
7.600%, 11/01/40	2,325	2,404
6.650%, 03/01/22	1,700	1,828
State of Illinois, Build America Project, GO
7.350%, 07/01/35	3,300	3,320
5.100%, 06/01/33	270	210
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/34	558	562

Total Municipal Bonds (Cost $22,687) ($ Thousands)		22,678

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
0.210%,**† (D)	135,673,771	127,581

Total Affiliated Partnership (Cost $135,674) ($ Thousands)		127,581

COMMERCIAL PAPER — 0.3%
Deutsche Bank Financial LLC
0.240%, 12/22/10	7,710	7,709
UBS Finance Delaware LLC
0.200%, 12/21/10	8,375	8,374

Total Commercial Paper (Cost $16,083) ($ Thousands)		16,083

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

REPURCHASE AGREEMENTS — 3.1%
Barclays Capital
0.210%, dated 11/30/10, to be repurchased on 12/01/10, repurchase price $48,676,284 (collateralized by a U.S. Treasury Obligation, par value $27,206,000, 3.625%, 04/15/28; with a total market value $49,649,508)	$48,676	$48,676
Deutsche Bank
0.230%, dated 11/30/10, to be repurchased on 12/01/10, repurchase price $141,424,904 (collateralized by a FNMA Obligation, par value $144,513,000, 0.291%, 08/08/11; total market value $144,513,082)	141,424	141,424

Total Repurchase Agreements (Cost $190,100) ($ Thousands)		190,100

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%,**†	171,644,405	171,644

Total Cash Equivalent (Cost $171,644) ($ Thousands)		171,644

Total Investments — 110.7% (Cost $6,693,606) ($ Thousands)		$6,732,177

WRITTEN OPTIONS — 0.0%
January 2011 U.S. 10 Year Note Future Call, Expires 12/23/10, Strike Price $126.50*	(204)	(73)
January 2011 U.S. 10 Year Note Future Put, Expires 12/23/10, Strike Price $121.50*	(204)	(35)
March 2011 U.S. 10 Year Note Future Put, Expires 02/18/11, Strike Price $122.00*	(85)	(80)
March 2011 U.S. 10 Year Note Future Put, Expires 02/18/11, Strike Price $123.00*	(85)	(109)

Total Written Options (Premiums Received $318) ($ Thousands)		(297)

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(26)	Dec-2010	$(280)
90-Day Euro$	260	Dec-2011	58
90-Day Euro$	(260)	Dec-2012	(226)
90-Day Euro$	(26)	Jun-2011	(269)
90-Day Euro$	(26)	Mar-2011	(269)
U.S. 10-Year Treasury Note	622	Mar-2011	(36)
U.S. 2-Year Treasury Note	(62)	Apr-2011	(10)
U.S. 2-Year Treasury Note	170	Apr-2011	44
U.S. 5-Year Treasury Note	555	Apr-2011	98
U.S. 5-Year Treasury Note	(575)	Apr-2011	(65)
U.S. 5-Year Treasury Note	8	Dec-2010	4
U.S. 5-Year Treasury Note	(221)	Dec-2010	343
U.S. Long Treasury Bond	(591)	Mar-2011	(980)
U.S. Ultra Long Treasury Bond	435	Apr-2011	831
U.S. Ultra Long Treasury Bond	(4)	Jan-2011	(5)

			$(762)

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	73

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

November 30, 2010

A summary of outstanding swap agreements held by the Fund at November 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,850	$(1,799)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	5,500	(2,620)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,445	(582)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	4,880	(2,350)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	55
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	2,000	34
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	1,435	(93)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	1,200	(70)
Citigroup	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	1,020	79
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	5,100	(408)
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	5,320	(151)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	390	(186)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	SELL	6.55	12/20/10	(2,570)	41
Credit Suisse	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(16)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	6,700	347
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,650	(80)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(24)
Deutsche Bank	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	800	51
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	1,280	(16)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	795	50
Morgan Stanley	Berkshire Hathaway Inc., 4.625% 10/15/13	SELL	4.00	03/20/11	(5,400)	97
Morgan Stanley	CMBX.NA.AAA.1 Index	BUY	0.10	10/12/52	1,400	(44)
Morgan Stanley	CMBX.NA.AAA.3 Index	BUY	0.08	12/13/49	2,930	58
Morgan Stanley	CMBX.NA.AAA.4 Index	BUY	(0.35)	02/17/51	1,800	(5)
Morgan Stanley	CMBX.NA.AAA.4 Index	SELL	0.35	02/17/51	(800)	47
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	600	(24)

						$(7,609)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	$29,630,000	$(2,361)
Morgan Stanley	0.00	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	19,470,000	(1,691)

					$(4,052)

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Percentages are based on a Net Assets of $6,081,110 ($ Thousands).

*	Non-Income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $131,709 ($ Thousands).

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2010. The date reported is the next reset date.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of November 30, 2010 was $127,581 ($ Thousands).

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F)	Security in default on interest payments.

(G)	Step Bonds — The rate reflected is the effective yield on November 30, 2010. The coupon on a step bond changes on a specified date.

(H)	Security considered illiquid. The total value of such securities as of November 30, 2010 was $271 ($ Thousands) and represented 0.00% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2010 was $4,440 ($ Thousands) and represented 0.07% of Net Assets.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

RB — Revenue Bond

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,959,548	$8,054	$2,967,602
Corporate Obligations	—	1,619,344	274	1,619,618
U.S. Treasury Obligations	—	1,132,174	—	1,132,174
Asset-Backed Securities	—	386,713	3,001	389,714
U.S. Government Agency Obligations	—	94,983	—	94,983
Commercial Paper	—	16,083	—	16,083
Municipal Bonds	—	22,678	—	22,678
Cash Equivalent	171,644	—	—	171,644
Affiliated Partnership	—	127,581	—	127,581
Repurchase Agreements	—	190,100	—	190,100

Total Investments in Securities	$171,644	$6,549,204	$11,329	$6,732,177

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(297)	$—	$—	$(297)

Total Other Financial Instruments	$(297)	$—	$—	$(297)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$(762)	$—	$—	$(762)
Credit Default Swaps	—	(7,609)	—	(7,609)
Interest Rate Swaps	—	(4,052)	—	(4,052)

Total Other Financial Instruments	$(762)	$(11,661)	$—	$(12,423)

*	Futures contracts are valued at the unrealized depreciation on the instruments.

	Investments in Corporate Obligations	Investments in Mortgage-Backed Securities	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2010	$265	$13,273	$3,334
Accrued discounts/premiums	22	47	4
Realized gain/(loss)	—	181	16
Change in unrealized appreciation/(depreciation)	(13)	777	288
Net purchases/sales	—	(6,224)	(641)
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of November 30, 2010	$274	$8,054	$3,001

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$10	$461	$(333)

During the six month period ended November 30, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended November 30, 2010, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	75

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 83.8%

Consumer Discretionary — 15.6%
Adelphia Communications (escrow security)
10.250%, 06/15/11 (B)	$125	$2
7.875%, 01/15/09 (B)	250	4
7.750%, 05/01/09 (B)	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	—
American Tire Distributors
9.750%, 06/01/17 (A)	775	820
Ameristar Casinos
9.250%, 06/01/14	2,095	2,242
Ashtead Capital
9.000%, 08/15/16 (A)	2,324	2,423
Avis Budget Car Rental LLC
9.625%, 03/15/18	525	550
7.750%, 05/15/16	1,310	1,310
Beazer Homes USA
12.000%, 10/15/17	1,290	1,477
9.125%, 06/15/18	460	441
9.125%, 05/15/19 (A)	920	867
8.125%, 06/15/16	810	782
Belo
8.000%, 11/15/16	2,575	2,768
7.750%, 06/01/27	2,025	1,823
Bon-Ton Department Stores
10.250%, 03/15/14	960	965

Boyd Gaming
7.125%, 02/01/16	590	490

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Brunswick
11.250%, 11/01/16 (A)	$1,440	$1,685
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	543
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	4,480	4,659
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,435	1,474
Cablevision Systems
8.625%, 09/15/17	1,170	1,273
8.000%, 04/15/20	535	574
7.750%, 04/15/18	900	954
Cedar Fair
9.125%, 08/01/18 (A)	2,975	3,168
Charter Communications Operating LLC
10.875%, 09/15/14 (A)	530	591
Chukchansi Economic Development Authority
3.943%, 11/15/12 (A) (C)	2,185	1,431
CKE Restaurants
11.375%, 07/15/18 (A)	5,335	5,682
Continental Airlines 2007-1 Class C Pass Through Trust
7.339%, 04/19/14	2,083	2,119
Dana (escrow security) (B)
7.000%, 03/15/08	100	3
7.000%, 03/01/09	175	4
6.500%, 03/15/28	200	5
6.500%, 03/01/29	1,100	27
Dex One
12.000%, 01/29/17	1,174	657
DineEquity
9.500%, 10/30/18 (A)	2,780	2,877
DISH DBS
7.125%, 02/01/16	3,615	3,714
Dollar General
11.875%, 07/15/17	1,520	1,763
Dunkin Finance
9.625%, 12/01/18 (A)	2,790	2,807
Eastman Kodak
9.750%, 03/01/18 (A)	1,700	1,670
7.250%, 11/15/13	2,930	2,835
Easton-Bell Sports
9.750%, 12/01/16	2,925	3,130
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	992
El Pollo Loco
11.750%, 12/01/12	2,250	2,295
Entravision Communications
8.750%, 08/01/17 (A)	1,160	1,212

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equinox Holdings
9.500%, 02/01/16 (A)	$1,255	$1,308
Ferrellgas
9.125%, 10/01/17	2,500	2,750
6.500%, 05/01/21 (A)	3,060	3,014
Fontainebleau Las Vegas
10.250%, 06/15/15 (A) (B)	3,500	11
Ford Motor
7.450%, 07/16/31	1,500	1,613
6.375%, 02/01/29	1,080	1,050
Games Merger
11.000%, 06/01/18 (A)	3,825	4,131
Giraffe Acquisition
9.125%, 12/01/18 (A)	590	593
Goodyear Tire & Rubber
10.500%, 05/15/16	325	356
8.750%, 08/15/20	110	113
8.250%, 08/15/20	2,155	2,166
GWR Operating Partnership LLP
10.875%, 04/01/17 (A)	940	978
Hanesbrands
8.000%, 12/15/16	3,750	3,989
6.375%, 12/15/20 (A)	3,557	3,397
Hanesbrands, Ser B
4.121%, 12/15/14 (C)	745	734
Harrah’s Operating
11.250%, 06/01/17	9,980	10,878
10.000%, 12/15/18	4,543	3,839
5.750%, 10/01/17	400	272
Hertz
8.875%, 01/01/14	1,410	1,433
Hillman Group
10.875%, 06/01/18 (A)	865	951
HSN
11.250%, 08/01/16	1,700	1,934
Icon Health & Fitness
11.875%, 10/15/16 (A)	755	751
Inergy
8.750%, 03/01/15	850	905
8.250%, 03/01/16	460	478
7.000%, 10/01/18 (A)	2,175	2,229
6.875%, 12/15/14	245	248
Intcomex
13.250%, 12/15/14 (A)	4,515	4,792
Isle of Capri Casinos
7.000%, 03/01/14	590	560
Jarden
8.000%, 05/01/16	640	694
7.500%, 05/01/17	1,740	1,823
JC Penney
7.950%, 04/01/17	565	615
K. Hovnanian Enterprises
7.500%, 05/15/16	685	462
6.250%, 01/15/15	835	612

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landry’s Restaurants
11.625%, 12/01/15	$545	$578
Lear
7.875%, 03/15/18	405	433
Levi Strauss
7.625%, 05/15/20	1,605	1,645
Libbey Glass
10.000%, 02/15/15 (A)	1,125	1,204
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,465	3,517
Live Nation Entertainment
8.125%, 05/15/18 (A)	1,500	1,515
M/I Homes
8.625%, 11/15/18 (A)	2,150	2,145
MCE Finance
10.250%, 05/15/18 (A)	625	706
MDC Partners
11.000%, 11/01/16	3,400	3,791
MGM Mirage
11.125%, 11/15/17	1,830	2,068
10.375%, 05/15/14	300	333
7.500%, 06/01/16	1,780	1,562
MGM Resorts International
11.375%, 03/01/18	6,455	6,649
9.000%, 03/15/20 (A)	5,445	5,935
6.875%, 04/01/16	250	215
6.750%, 04/01/13	255	243
5.875%, 02/27/14	3,085	2,684
Michaels Stores
13.000%, 11/01/11 (D)	500	484
11.375%, 11/01/16 (A)	21	23
7.750%, 11/01/18 (A)	1,165	1,133
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	905	629
6.875%, 02/15/15	250	168
MTR Gaming Group
12.625%, 07/15/14	4,116	4,239
NCL
11.750%, 11/15/16	1,210	1,370
9.500%, 11/15/18 (A)	720	734
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,393	1,449
Niska Gas Storage US LLC
8.875%, 03/15/18 (A)	1,845	1,937
Norcraft Holdings
9.750%, 09/01/12	1,231	1,222
OSI Restaurant Partners
10.000%, 06/15/15	3,533	3,639
Penn National Gaming
6.750%, 03/01/15	3,490	3,525
Penninsula Gaming
10.750%, 08/15/17	1,740	1,875
8.375%, 08/15/15	3,150	3,292

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	77

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penske Automotive Group
7.750%, 12/15/16	$1,700	$1,670
Petco Animal Supplies
9.250%, 12/01/18 (A)	795	801
Phillips-Van Heusen
7.375%, 05/15/20	5,540	5,941
Pinnacle Entertainment
8.750%, 05/15/20	5,715	5,708
Quebecor Media
7.750%, 03/15/16	290	299
Quiksilver
6.875%, 04/15/15	2,025	1,924
QVC
7.500%, 10/01/19 (A)	4,215	4,426
7.375%, 10/15/20 (A)	400	418
Regal Entertainment
9.125%, 08/15/18	2,150	2,268
Rent-A-Center
6.625%, 11/15/20 (A)	960	946
River Rock Entertainment Authority
9.750%, 11/01/11	4,717	4,269
RJ Tower
12.000%, 06/01/13 (B)	210	1
Roadhouse Financing
10.750%, 10/15/17 (A)	2,820	2,982
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,103
7.250%, 06/15/16	390	423
RSC Equipment Rental
9.500%, 12/01/14	1,280	1,318
Sabre Holdings
8.350%, 03/15/16	2,250	2,211
Salem Communications
9.625%, 12/15/16	1,085	1,134
Sally Holdings LLC
9.250%, 11/15/14	1,565	1,628
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,515
Sbarro
10.375%, 02/01/15	1,866	896
Sealy Mattress
8.250%, 06/15/14	3,705	3,742
Seneca Gaming
8.250%, 12/01/18 (A)	4,325	4,303
Service International
7.000%, 06/15/17	30	31
7.000%, 05/15/19	525	525
6.750%, 04/01/15	1,445	1,488
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	1,685	1,028
Simmons Bedding
11.250%, 07/15/15 (A)	4,575	4,930

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sirius XM Radio
9.750%, 09/01/15 (A)	$1,380	$1,518
8.750%, 04/01/15 (A)	1,950	2,052
Speedway Motorsports
8.750%, 06/01/16	1,750	1,881
Stanadyne Holdings
12.000%, 02/15/15	1,500	1,350
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	1,275	1,275
Standard Pacific
10.750%, 09/15/16	2,275	2,593
8.375%, 05/15/18	429	442
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,070	5,057
Stoneridge
9.500%, 10/15/17 (A)	1,200	1,298
Suburban Propane Partners
7.375%, 03/15/20	2,500	2,687
Sun Media
7.625%, 02/15/13	70	70
Travelport LLC
11.875%, 09/01/16	5,705	5,833
9.000%, 03/01/16 (A)	2,505	2,486
4.921%, 09/01/14 (C)	1,329	1,203
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	6,104	6,230
UAL 1995 Pass Through Trust A, Ser 95A1
9.020%, 04/19/12 (B)	514	206
UAL 2009-1 Pass Through Trust
10.400%, 11/01/16	1,610	1,868
UAL 2009-2A Pass Through Trust
9.750%, 01/15/17	1,347	1,522
United Air Lines
12.000%, 11/01/13 (A)	1,735	1,926
Univision Communications
9.750%, 03/15/15 (A)	2,623	2,774
VWR Funding
10.250%, 07/15/15	3,777	3,890
WMG Acquisition
9.500%, 06/15/16	980	1,022
Wynn Las Vegas LLC
7.875%, 11/01/17	155	164
7.750%, 08/15/20 (A)	4,470	4,716

		297,721

Consumer Staples — 10.3%
Accellent
10.000%, 11/01/17 (A)	1,905	1,781
8.375%, 02/01/17	1,965	1,985
Alliance One International
10.000%, 07/15/16	935	977

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Achievement
10.875%, 04/15/16 (A)	$4,015	$3,975
American Renal Holdings
8.375%, 05/15/18 (A)	3,830	3,964
Avis Budget Car Rental LLC
8.250%, 01/15/19 (A)	555	542
B&G Foods
7.625%, 01/15/18	2,920	3,026
Bankrate
11.750%, 07/15/15 (A)	1,980	2,158
Bausch & Lomb
9.875%, 11/01/15	800	835
Beverages & More
9.625%, 10/01/14 (A)	3,900	4,036
Biomet
11.625%, 10/15/17	7,725	8,517
Bumble Bee Foods LLC
7.750%, 12/15/15	774	882
Catalent Pharma Solutions
9.500%, 04/15/15	5,314	5,367
Central Garden and Pet
8.250%, 03/01/18	1,105	1,130
Chiquita Brands International
8.875%, 12/01/15	1,600	1,616
Constellation Brands
8.375%, 12/15/14	345	380
7.250%, 09/01/16	1,540	1,651
7.250%, 05/15/17	1,250	1,344
Cott Beverages
8.375%, 11/15/17 (A)	3,720	3,952
8.125%, 09/01/18 (A)	1,280	1,358
Dean Foods
7.000%, 06/01/16	1,095	1,005
Diversey Holdings
10.500%, 05/15/20	2,354	2,704
8.250%, 11/15/19	1,410	1,523
DJO Finance LLC
10.875%, 11/15/14	2,620	2,856
9.750%, 10/15/17 (A)	8,613	8,635
Dole Food
13.875%, 03/15/14	517	627
8.000%, 10/01/16 (A)	405	421
Fleming
10.125%, 04/01/08 (B) (I)	983	—
HCA
9.625%, 11/15/16	9,441	10,090
9.250%, 11/15/16	5,095	5,464
HCA Holdings
7.750%, 05/15/21 (A)	3,675	3,615
Hertz
7.500%, 10/15/18 (A)	1,240	1,252
Lantheus Medical Imaging
9.750%, 05/15/17 (A)	3,850	3,985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Laureate Education
11.750%, 08/15/17 (A)	$1,100	$1,152
10.000%, 08/15/15 (A)	525	537
Michael Foods
9.750%, 07/15/18 (A)	375	405
MultiPlan
9.875%, 09/01/18 (A)	1,390	1,477
NBTY
9.000%, 10/01/18 (A)	2,530	2,656
Novasep Holding SAS
9.750%, 12/15/16 (A)	870	592
Pantry
7.750%, 02/15/14	3,785	3,794
PharmaNet Development Group
10.875%, 04/15/17 (A)	4,000	4,050
Radiation Therapy Services
9.875%, 04/15/17 (A)	2,150	2,102
Reynolds Group Issuer
9.000%, 04/15/19 (A)	2,425	2,467
7.125%, 04/15/19 (A)	2,850	2,900
Rite Aid
10.375%, 07/15/16	1,060	1,100
9.750%, 06/12/16	2,340	2,513
9.500%, 06/15/17	5,505	4,569
8.000%, 08/15/20 (A)	6,785	6,988
7.500%, 03/01/17	1,080	1,018
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,210
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (A)	5,045	5,187
6.535%, 10/01/20 (A)	1,000	981
ServiceMaster
10.750%, 07/15/15 (A)	6,060	6,499
7.450%, 08/15/27	5	4
7.250%, 03/01/38	3,170	2,227
Smithfield Foods
7.750%, 07/01/17	1,000	1,010
Spectrum Brands
12.000%, 08/28/19	2,263	2,512
9.500%, 06/15/18 (A)	4,145	4,487
SUPERVALU
8.000%, 05/01/16	3,775	3,709
Ticketmaster Entertainment LLC
10.750%, 08/01/16	5,215	5,658
Tops Markets LLC
10.125%, 10/15/15 (A)	655	698
UHS Escrow
7.000%, 10/01/18 (A)	2,500	2,587
United Rentals North America
10.875%, 06/15/16	3,000	3,405
9.250%, 12/15/19	1,055	1,146
8.375%, 09/15/20	1,464	1,446
Universal Hospital Services
8.500%, 06/01/15	275	282

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	79

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Oncology
9.125%, 08/15/17	$2,130	$2,567
US Oncology Holdings
6.737%, 03/15/12 (C)	1,312	1,312
Valeant Pharmaceuticals International
7.000%, 10/01/20 (A)	1,250	1,219
6.875%, 12/01/18 (A)	3,740	3,679
6.750%, 10/01/17 (A)	1,450	1,432
Vanguard Health Holding II LLC
8.000%, 02/01/18	2,965	2,995
Viking Acquisition
9.250%, 11/01/18 (A)	1,475	1,471
Viskase
9.875%, 01/15/18 (A)	1,195	1,237
9.875%, 01/15/18 (A)	105	109
Warner Chilcott LLC
7.750%, 09/15/18 (A)	1,130	1,130
Wyle Services
10.500%, 04/01/18 (A)	1,375	1,354
Yankee Acquisition, Ser B
9.750%, 02/15/17	3,685	3,814

		196,340

Energy — 8.4%
Alta Mesa Holdings
9.625%, 10/15/18 (A)	2,155	2,090
American Petroleum Tankers LLC
10.250%, 05/01/15 (A)	1,295	1,331
Anadarko Petroleum
6.375%, 09/15/17	1,020	1,102
Antero Resources
9.375%, 12/01/17	990	1,020
Aquilex Holdings LLC
11.125%, 12/15/16	2,660	2,673
Arch Coal
8.750%, 08/01/16	2,850	3,128
Atlas Energy Operating LLC
12.125%, 08/01/17	190	249
10.750%, 02/01/18	1,845	2,249
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (A)	932	951
Basic Energy Services
11.625%, 08/01/14	1,300	1,436
Berry Petroleum
6.750%, 11/01/20	500	497
Bill Barrett
9.875%, 07/15/16	1,000	1,090
BreitBurn Energy Partners
8.625%, 10/15/20 (A)	895	893
Brigham Exploration
8.750%, 10/01/18 (A)	895	953
Bristow Group
7.500%, 09/15/17	2,260	2,373

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Calfrac Holdings
7.500%, 12/01/20 (A)	$2,500	$2,487
Carrizo Oil & Gas
8.625%, 10/15/18 (A)	1,995	1,985
Chaparral Energy
9.875%, 10/01/20 (A)	975	1,004
8.500%, 12/01/15	692	683
Chesapeake Energy
9.500%, 02/15/15	1,545	1,730
6.875%, 08/15/18	3,090	3,152
6.625%, 08/15/20	310	312
6.500%, 08/15/17	1,200	1,209
Cloud Peak Energy Resources LLC
8.250%, 12/15/17	1,225	1,335
Complete Production Services
8.000%, 12/15/16	760	779
Compton Petroleum Finance
10.000%, 09/15/17	141	118
Consol Energy
8.250%, 04/01/20 (A)	1,680	1,819
8.000%, 04/01/17 (A)	2,200	2,365
Continental Resources
7.375%, 10/01/20 (A)	2,500	2,662
7.125%, 04/01/21 (A)	850	893
Copano Energy LLC
7.750%, 06/01/18	3,000	3,000
Crosstex Energy
8.875%, 02/15/18	2,235	2,330
Denbury Resources
9.750%, 03/01/16	675	748
Drummond
9.000%, 10/15/14 (A)	1,220	1,287
El Paso
8.250%, 02/15/16	780	853
7.420%, 02/15/37	1,000	985
7.250%, 06/01/18	2,425	2,584
7.000%, 06/15/17	270	284
Encore Acquisition
9.500%, 05/01/16	25	28
Energy Transfer Equity
7.500%, 10/15/20	4,188	4,335
EXCO Resources
7.500%, 09/15/18	1,875	1,791
Forbes Energy Services LLC
11.000%, 02/15/15	806	798
Forest Oil
8.500%, 02/15/14	50	54
8.000%, 12/15/11	800	836
7.250%, 06/15/19	2,155	2,198
Frac Tech Services LLC
7.125%, 11/15/18 (A)	1,000	993
Frontier Oil
6.875%, 11/15/18	955	969

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Maritime
12.000%, 11/15/17	$1,215	$1,215
Global Geophysical Services
10.500%, 05/01/17 (A)	540	535
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	3,210	3,338
Hercules Offshore
10.500%, 10/15/17 (A)	1,210	962
Hilcorp Energy I
8.000%, 02/15/20 (A)	1,280	1,341
7.625%, 04/15/21 (A)	125	128
Holly
9.875%, 06/15/17	3,135	3,409
International Coal Group
9.125%, 04/01/18	1,165	1,258
Linn Energy LLC
11.750%, 05/15/17	450	513
9.875%, 07/01/18	420	454
8.625%, 04/15/20 (A)	1,415	1,500
7.750%, 02/01/21 (A)	875	888
MarkWest Energy Partners
8.750%, 04/15/18	1,325	1,424
Murray Energy
10.250%, 10/15/15 (A)	1,315	1,341
Newfield Exploration
7.125%, 05/15/18	5,635	5,917
6.875%, 02/01/20	2,075	2,168
NFR Energy LLC
9.750%, 02/15/17 (A)	1,220	1,205
9.750%, 02/15/17 (A)	680	672
OPTI Canada
9.750%, 08/15/13 (A)	445	443
9.000%, 12/15/12 (A)	455	453
8.250%, 12/15/14	3,535	2,457
7.875%, 12/15/14	2,840	1,953
Parker Drilling
9.125%, 04/01/18 (A)	3,090	3,198
Penn Virginia
10.375%, 06/15/16	400	440
PetroHawk Energy
10.500%, 08/01/14	2,305	2,599
7.875%, 06/01/15	1,895	1,952
7.250%, 08/15/18	2,850	2,843
Petroleum Development
12.000%, 02/15/18	2,730	3,058
Pioneer Drilling
9.875%, 03/15/18 (A)	580	612
Plains Exploration & Production
10.000%, 03/01/16	1,140	1,265
7.750%, 06/15/15	410	425
7.625%, 06/01/18	350	370
7.625%, 04/01/20	725	767
7.000%, 03/15/17	1,440	1,458

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Precision Drilling
6.625%, 11/15/20 (A)	$680	$687
Pride International
6.875%, 08/15/20	1,880	1,993
Quicksilver Resources
11.750%, 01/01/16	2,200	2,525
7.125%, 04/01/16	4,074	3,931
RAAM Global Energy
12.500%, 10/01/15 (A)	1,490	1,524
Range Resources
8.000%, 05/15/19	4,575	4,987
Regency Energy Partners
6.875%, 12/01/18	4,000	4,040
SandRidge Energy
9.875%, 05/15/16 (A)	1,185	1,226
8.750%, 01/15/20	2,895	2,924
8.625%, 04/01/15	2,425	2,364
Southwestern Energy
7.500%, 02/01/18	1,125	1,268
Targa Resources
11.250%, 07/15/17	3,475	3,961
7.875%, 10/15/18 (A)	2,445	2,518
Tesoro
9.750%, 06/01/19	2,600	2,860
Thermon Industries
9.500%, 05/01/17 (A)	1,790	1,906

		159,916

Financials — 12.0%
Algoma Acquisition
9.875%, 06/15/15 (A)	1,725	1,533
Alliant Holdings
11.000%, 05/01/15 (A)	3,350	3,459
Ally Financial
8.000%, 12/31/18	1,250	1,263
8.000%, 11/01/31	3,333	3,450
7.500%, 09/15/20 (A)	5,785	5,669
6.750%, 12/01/14	4,996	5,108
6.250%, 12/01/17 (A)	1,045	1,003
American Capital
8.960%, 12/31/13 (A)	2,012	2,031
American General Finance MTN
5.400%, 12/01/15	3,280	2,558
American International Group
8.175%, 05/15/58 (C)	2,225	2,269
Aventi
0.000%, 10/15/49 (B) (I) (J) (K)	2,600	151
Bank of America
8.000%, 12/29/49 (C)	1,085	1,084
Cemex Finance LLC
9.500%, 12/14/16 (A)	6,410	6,410
CEVA Group
11.625%, 10/01/16 (A)	3,155	3,415
11.500%, 04/01/18 (A)	2,500	2,663

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	81

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIT Group
7.000%, 05/01/13	$212	$213
7.000%, 05/01/14	319	316
7.000%, 05/01/15	919	905
7.000%, 05/01/16	8,632	8,481
7.000%, 05/01/17	11,490	11,202
Citigroup Capital XXI
8.300%, 12/21/57 (C)	1,065	1,108
City National Bank
9.000%, 08/12/19	4,062	4,861
Credit Acceptance
9.125%, 02/01/17 (A)	2,600	2,717
Delphi Financial Group
7.875%, 01/31/20	2,000	2,206
E*Trade Financial
7.375%, 09/15/13	2,200	2,178
E*Trade Financial PIK
12.500%, 11/30/17	2,355	2,714
Energy Future Holdings
10.000%, 12/01/20	3,186	3,268
Express LLC
8.750%, 03/01/18	790	837
Felcor Lodging
10.000%, 10/01/14‡	1,320	1,460
Fifth Third Capital Trust IV
6.500%, 04/15/37 (C)	1,565	1,455
FireKeepers Development Authority
13.875%, 05/01/15 (A)	3,697	4,325
Ford Motor Credit LLC
12.000%, 05/15/15	1,695	2,100
8.700%, 10/01/14	3,235	3,596
8.000%, 06/01/14	2,000	2,171
8.000%, 12/15/16	1,100	1,209
7.000%, 10/01/13	7,455	7,852
7.000%, 04/15/15	1,490	1,575
6.625%, 08/15/17	410	423
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	916
Genworth Financial
6.150%, 11/15/66 (C)	2,767	2,110
Greektown Superholdings
13.000%, 07/01/15 (A)	3,390	3,712
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,900	1,658
Hellas II
6.881%, 01/15/15 (A) (B) (C)	2,100	5
Host Hotels & Resorts
9.000%, 05/15/17‡	125	139
Host Marriott LP, Ser Q
6.750%, 06/01/16‡	1,755	1,799
HUB International Holdings
10.250%, 06/15/15 (A)	410	410
9.000%, 12/15/14 (A)	2,270	2,270

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Icahn Enterprises
8.000%, 01/15/18	$2,500	$2,481
8.000%, 01/15/18 (A)	580	573
7.750%, 01/15/16 (A)	1,000	990
7.750%, 01/15/16	4,500	4,477
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (C)	2,695	2,105
International Lease Finance
8.750%, 03/15/17 (A)	3,405	3,584
8.625%, 09/15/15 (A)	4,430	4,674
7.125%, 09/01/18 (A)	795	841
Ironshore Holdings US
8.500%, 05/15/20 (A)	5,000	5,163
Level 3 Financing
10.000%, 02/01/18	3,305	3,041
Liberty Mutual Group
7.000%, 03/15/37 (A) (C)	1,530	1,387
Lloyds Banking Group
6.267%, 11/14/16 (A)	310	208
5.920%, 09/29/49 (A) (C)	470	315
Marina District Finance
9.875%, 08/15/18 (A)	2,275	2,178
9.500%, 10/15/15 (A)	430	406
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	—
Millennium
7.625%, 11/15/26 (B)	200	—
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,321
Norcraft Holdings
10.500%, 12/15/15	625	663
Northern Tier Energy LLC and Northern Tier Finance Corp
10.500%, 12/01/17 (A) (G)	1,805	1,828
NSG Holdings LLC
7.750%, 12/15/25 (A)	2,100	1,895
Nuveen Investments
10.500%, 11/15/15	12,720	12,672
5.500%, 09/15/15	1,420	1,187
Ohio Casualty
7.300%, 06/15/14	1,050	1,158
Omega Healthcare Investors
7.500%, 02/15/20‡ (A)	3,505	3,654
PHH
9.250%, 03/01/16 (A)	1,295	1,327
Pinafore LLC
9.000%, 10/01/18 (A)	2,160	2,279
Pinnacle Foods Finance LLC
10.625%, 04/01/17	2,835	3,016
9.250%, 04/01/15 (A)	495	509
9.250%, 04/01/15	170	175
8.250%, 09/01/17 (A)	1,250	1,266
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	2,640	1,938

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Protective Life
8.450%, 10/15/39	$3,140	$3,374
Realogy
10.500%, 04/15/14	1,265	1,091
Regions Financial
7.750%, 11/10/14	1,405	1,370
Reynolds Group Issuer
8.500%, 05/15/18 (A)	2,545	2,532
7.750%, 10/15/16 (A)	6,540	6,818
Sabra Health Care
8.125%, 11/01/18‡ (A)	1,425	1,439
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	3,210	2,969
4.428%, 02/01/14 (A) (C)	445	369
SSI Investments II
11.125%, 06/01/18 (A)	1,020	1,114
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,391
Susser Holdings LLC
8.500%, 05/15/16	3,715	3,938
UCI Holdco
9.250%, 12/15/13 (C)	1,314	1,314
USI Holdings
9.750%, 05/15/15 (A)	4,812	4,788
Vantage Drilling
11.500%, 08/01/15 (A)	3,350	3,534
Ventas Realty LP
6.750%, 04/01/17‡	775	834
XL Capital
6.500%, 12/31/49 (C)	1,710	1,458
Yankee Acquisition, Ser B
8.500%, 02/15/15	1,000	1,034
Zions Bancorporation
5.650%, 05/15/14	160	156

		229,091

Health Care — 3.5%
Biomet
10.375%, 10/15/17	7,015	7,646
10.000%, 10/15/17	4,530	4,938
Bioscrip
10.250%, 10/01/15	5,813	5,951
Community Health Systems
8.875%, 07/15/15	2,210	2,312
Cooper
7.125%, 02/15/15	960	989
DaVita
6.625%, 11/01/20	1,350	1,338
6.375%, 11/01/18	1,350	1,338
HCA
9.875%, 02/15/17	170	186
8.500%, 04/15/19	2,640	2,877
Health Management Associates
6.125%, 04/15/16	2,140	2,159

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Healthsouth
8.125%, 02/15/20	$3,210	$3,479
7.750%, 09/15/22	610	628
7.250%, 10/01/18	610	621
Inventiv Health
10.000%, 08/15/18 (A)	1,425	1,400
Inverness Medical Innovations
9.000%, 05/15/16	5,650	5,763
MedAssets
8.000%, 11/15/18 (A)	705	710
Mylan
7.875%, 07/15/20 (A)	2,395	2,554
7.625%, 07/15/17 (A)	4,100	4,346
6.000%, 11/15/18 (A)	1,085	1,058
Omnicare
6.125%, 06/01/13	400	397
Select Medical
7.625%, 02/01/15	5,535	5,507
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,636	1,652
Talecris Biotherapeutics
7.750%, 11/15/16	1,440	1,555
Tenet Healthcare
10.000%, 05/01/18	45	50
9.250%, 02/01/15	2,090	2,226
8.875%, 07/01/19	495	527
United Surgical Partners International
8.875%, 05/01/17	105	108
United Surgical Partners International PIK
9.250%, 05/01/17	3,190	3,294

		65,609

Industrials — 9.4%
ACCO Brands
10.625%, 03/15/15	3,025	3,365
7.625%, 08/15/15	830	820
Accuride
9.500%, 08/01/18 (A)	4,430	4,729
Actuant
6.875%, 06/15/17	2,575	2,627
Aircastle
9.750%, 08/01/18	700	760
Alion Science and Technology
12.000%, 11/01/14	3,011	3,056
10.250%, 02/01/15	1,200	879
Alliant Techsystems
6.875%, 09/15/20	810	826
6.750%, 04/01/16	4,090	4,151
Allison Transmission
11.000%, 11/01/15 (A)	1,268	1,373
American Axle & Manufacturing
7.875%, 03/01/17	2,630	2,604

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	83

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AMGH Merger Sub
9.250%, 11/01/18 (A)	$1,682	$1,720
Amsted Industries
8.125%, 03/15/18 (A)	3,730	3,972
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	1,485	1,530
7.375%, 10/15/17 (A)	375	385
ArvinMeritor
10.625%, 03/15/18	610	685
8.125%, 09/15/15	1,295	1,324
Associated Materials LLC
9.125%, 11/01/17 (A)	3,360	3,427
Atrium
15.000%, 12/15/12 (A) (B) (E)	1,593	24
AWAS Aviation Capital
7.000%, 10/15/16 (A)	785	779
Baker & Taylor
11.500%, 07/01/13 (A)	925	731
Baldor Electric
8.625%, 02/15/17	675	753
BE Aerospace
8.500%, 07/01/18	650	707
6.875%, 10/01/20	1,165	1,199
Belden
9.250%, 06/15/19	655	717
Berry Plastics
9.750%, 01/15/21 (A)	6,545	6,267
Building Materials
6.875%, 08/15/18 (A)	3,245	3,180
Bway Holding
10.000%, 06/15/18 (A)	1,390	1,494
Case New Holland
7.875%, 12/01/17 (A)	1,060	1,169
Casella Waste Systems
11.000%, 07/15/14	30	33
9.750%, 02/01/13	1,765	1,783
Cemex Espana Luxembourg
9.250%, 05/12/20 (A)	1,478	1,404
Chart Industries
9.125%, 10/15/15	2,000	2,025
Clean Harbors
7.625%, 08/15/16	517	545
Coleman Cable
9.000%, 02/15/18	3,845	4,008
CPM Holdings
10.625%, 09/01/14 (A)	1,250	1,325
DAE Aviation Holdings
11.250%, 08/01/15 (A)	1,185	1,226
Delta Air Lines
12.250%, 03/15/15 (A)	4,355	4,921
ESCO
4.167%, 12/15/13 (A) (C)	560	561
Esterline Technologies
7.000%, 08/01/20 (A)	1,755	1,816

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FTI Consulting
6.750%, 10/01/20 (A)	$695	$702
General Cable
7.125%, 04/01/17	1,120	1,145
Geo Group
7.750%, 10/15/17 (A)	1,310	1,389
Global Aviation Holdings
14.000%, 08/15/13 (A)	2,850	3,107
Graham Packaging
8.250%, 01/01/17 (A)	330	337
8.250%, 10/01/18 (A)	1,490	1,512
Graphic Packaging International
9.500%, 06/15/17	1,245	1,351
7.875%, 10/01/18	2,800	2,905
Harland Clarke Holdings
9.500%, 05/15/15	2,905	2,687
6.000%, 05/15/15 (C)	545	441
Interface
7.625%, 12/01/18 (A) (G)	1,015	1,035
Interline Brands
7.000%, 11/15/18 (A)	2,261	2,269
International Wire Group
9.750%, 04/15/15 (A)	1,105	1,145
Iron Mountain
8.750%, 07/15/18	1,400	1,470
8.375%, 08/15/21	1,115	1,221
Kansas City Southern de Mexico
8.000%, 02/01/18 (A)	1,870	2,010
Koppers
7.875%, 12/01/19	1,245	1,341
Kratos
10.000%, 06/01/17	2,250	2,512
Manitowoc
9.500%, 02/15/18	1,960	2,097
8.500%, 11/01/20	880	900
Masco
7.125%, 03/15/20	115	121
Millar Western Forest
7.750%, 11/15/13	1,375	1,293
Mobile Mini
7.875%, 12/01/20 (A)	1,190	1,218
Mueller Water Products
8.750%, 09/01/20 (A)	510	560
Nortek
10.000%, 12/01/18 (A)	870	870
NXP Funding LLC
10.000%, 07/15/13 (A)	598	664
9.750%, 08/01/18 (A)	3,795	4,099
9.500%, 10/15/15	2,995	3,070
7.875%, 10/15/14	1,500	1,539
Old AII PIK
9.000%, 12/15/14 (B)	950	2
Old AII
10.000%, 12/15/16 (B)	1,675	—

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oshkosh
8.500%, 03/01/20	$1,200	$1,302
8.250%, 03/01/17	1,405	1,510
Plastipak Holdings
10.625%, 08/15/19 (A)	665	738
Ply Gem
13.125%, 07/15/14	1,290	1,354
Polypore International
7.500%, 11/15/17 (A)	4,865	4,926
Pregis
12.375%, 10/15/13	1,751	1,742
Quality Distribution LLC
11.750%, 11/01/13	823	814
9.875%, 11/01/18 (A)	4,770	4,603
Quebecore
0.000%, 11/15/13 (B)	1,800	—
0.000%, 03/15/16 (I) (J) (K)	2,175	130
Radnet Management
10.375%, 04/01/18 (A)	1,205	1,109
RailAmerica
9.250%, 07/01/17	1,004	1,099
RBS Global & Rexnord
11.750%, 08/01/16	1,300	1,372
8.500%, 05/01/18	3,940	4,039
Sequa
11.750%, 12/01/15 (A)	4,400	4,697
Sequa PIK
13.500%, 12/01/15 (A)	500	543
Solo Cup
10.500%, 11/01/13	990	1,032
Spirit Aerosystems
7.500%, 10/01/17	1,075	1,118
SPX
7.625%, 12/15/14	1,330	1,445
Swift Transportation LLC
12.500%, 05/15/17 (A)	665	718
syncreon Global Ireland
9.500%, 05/01/18 (A)	2,187	2,236
Terex
10.875%, 06/01/16	1,000	1,152
8.000%, 11/15/17	4,905	4,838
Thermadyne Holdings
9.000%, 12/15/17 (A) (G)	1,800	1,814
Titan International
7.875%, 10/01/17 (A)	4,335	4,508
Trimas
9.750%, 12/15/17 (A)	1,020	1,091
Triumph Group
8.625%, 07/15/18	410	445
8.000%, 11/15/17	275	283
United Maritime LLC
11.750%, 06/15/15	4,400	4,279
USG
9.750%, 08/01/14 (A)	265	278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.375%, 10/15/18 (A)	$1,535	$1,474
6.300%, 11/15/16	1,975	1,718

		178,319

Information Technology — 4.9%
Activant Solutions
9.500%, 05/01/16	1,975	1,935
Aeroflex
11.750%, 02/15/15	1,650	1,803
Allen Systems Group
10.500%, 11/15/16 (A)	1,460	1,453
Amkor Technology
9.250%, 06/01/16	1,000	1,061
7.375%, 05/01/18 (A)	2,025	2,136
Aspect Software
10.625%, 05/15/17 (A)	2,825	2,853
Brocade Communications Systems
6.875%, 01/15/20	480	514
6.625%, 01/15/18	480	506
Cardtronics
8.250%, 09/01/18	5,950	6,218
Compucom Systems
12.500%, 10/01/15 (A)	6,025	6,477
DynCorp International
10.375%, 07/01/17 (A)	4,502	4,570
Exide Technologies
10.500%, 03/15/13	1,500	1,521
Fidelity National
7.875%, 07/15/20 (A)	970	1,035
7.625%, 07/15/17 (A)	1,630	1,720
First Data
10.550%, 09/24/15	6,433	5,549
9.875%, 09/24/15	4,085	3,472
8.875%, 08/15/20 (A)	1,090	1,134
Freescale Semiconductor
10.750%, 08/01/20 (A)	1,850	1,836
10.125%, 12/15/16	500	474
10.125%, 03/15/18 (A)	315	340
9.250%, 04/15/18 (A)	7,170	7,511
Interactive Data Corp
10.250%, 08/01/18 (A)	1,335	1,438
Jabil Circuit
5.625%, 12/15/20	4,000	3,930
JDA Software Group
8.000%, 12/15/14 (A)	1,010	1,076
MagnaChip Semiconductor
10.500%, 04/15/18 (A)	2,400	2,556
Sanmina-SCI
8.125%, 03/01/16	540	541
Seagate Technology International
10.000%, 05/01/14 (A)	450	529
Smart Modular
5.790%, 04/01/12 (C)	760	760

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	85

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spansion LLC
7.875%, 11/15/17 (A)	$1,555	$1,584
STATS ChipPAC
7.500%, 08/12/15 (A)	2,200	2,327
Stratus Technologies
12.000%, 03/29/15 (A)	2,575	2,163
SunGard Data Systems
10.250%, 08/15/15	6,387	6,626
7.625%, 11/15/20 (A)	1,486	1,486
7.375%, 11/15/18 (A)	2,987	2,957
Terremark Worldwide
12.000%, 06/15/17	1,090	1,232
Unisys
14.250%, 09/15/15 (A)	1,660	1,996
12.750%, 10/15/14 (A)	6,695	7,984
Viasat
8.875%, 09/15/16	665	706

		94,009

Materials — 5.8%
AK Steel
7.625%, 05/15/20	1,992	1,987
Appleton Papers
10.500%, 06/15/15 (A)	1,040	1,019
Ashland
9.125%, 06/01/17	2,860	3,282
Boise Paper Holding
9.000%, 11/01/17	1,670	1,841
Cascades
7.875%, 01/15/20	1,440	1,512
Celanese US Holdings LLC
6.625%, 10/15/18 (A)	750	771
Century Aluminum
8.000%, 05/15/14	1,071	1,112
CF Industries
7.125%, 05/01/20	1,884	2,108
6.875%, 05/01/18	5,605	6,151
Chemtura
7.875%, 09/01/18 (A)	2,450	2,591
Clearwater Paper
10.625%, 06/15/16	855	981
7.125%, 11/01/18 (A)	255	259
CPG International I
10.500%, 07/01/13	2,100	2,134
Domtar
10.750%, 06/01/17	3,500	4,401
9.500%, 08/01/16	250	293
Ferro
7.875%, 08/15/18	1,000	1,041
FMG Resources
7.000%, 11/01/15 (A)	1,485	1,504
Georgia-Pacific
8.000%, 01/15/24	1,680	1,957

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.125%, 01/15/17 (A)	$5,380	$5,676
7.000%, 01/15/15 (A)	2,010	2,070
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	1,460	1,613
Graham Packaging
9.875%, 10/15/14	1,285	1,330
Headwaters
11.375%, 11/01/14	1,335	1,437
Hexion US Finance/Nova Scotia
9.000%, 11/15/20 (A)	2,394	2,376
8.875%, 02/01/18	2,375	2,446
Huntsman International LLC
8.625%, 03/15/20	535	571
8.625%, 03/15/21 (A)	885	938
7.375%, 01/01/15	635	640
5.500%, 06/30/16	755	730
INEOS Finance
9.000%, 05/15/15 (A)	415	430
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	985	854
Intertape Polymer
8.500%, 08/01/14	835	697
Lyondell Chemical
11.000%, 05/01/18	3,797	4,225
8.000%, 11/01/17 (A)	6,005	6,478
MacDermid
9.500%, 04/15/17 (A)	2,045	2,142
Momentive Performance Materials
11.500%, 12/01/16	1,340	1,407
9.000%, 01/15/21 (A)	2,940	2,925
Neenah Foundry
15.000%, 07/29/15	111	106
NewPage
11.375%, 12/31/14	550	498
Noranda Aluminum Acquisition
5.193%, 05/15/15 (C)	3,230	2,859
Nova Chemicals
8.625%, 11/01/19	565	612
Novelis
7.250%, 02/15/15 (D)	2,370	2,438
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,165	1,165
PE Paper Escrow
12.000%, 08/01/14 (A)	590	679
PH Glatfelter
7.125%, 05/01/16	1,115	1,151
7.125%, 05/01/16	175	181
PolyOne
7.375%, 09/15/20	1,885	1,928
Rain CII Carbon LLC
8.000%, 12/01/18 (A) (G)	390	390
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,424

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rhodia
6.875%, 09/15/20 (A)	$2,605	$2,657
Ryerson
12.000%, 11/01/15	1,725	1,779
Scotts Miracle-Gro
7.250%, 01/15/18	385	405
Sealed Air
7.875%, 06/15/17	1,320	1,448
Solo Cup
8.500%, 02/15/14	615	546
Solutia
8.750%, 11/01/17	1,685	1,845
7.875%, 03/15/20	1,000	1,078
Standard Steel LLC
12.000%, 05/01/15 (A)	3,470	3,513
Steel Dynamics
7.625%, 03/15/20 (A)	905	968
Verso Paper Holdings LLC
11.500%, 07/01/14	1,460	1,584
Verso Paper Holdings LLC, Ser B
11.375%, 08/01/16	1,080	1,054
Vertellus Specialties
9.375%, 10/01/15 (A)	4,165	4,342

		109,579

Telecommunication Services — 11.6%
Affinion Group
11.500%, 10/15/15	2,550	2,569
7.875%, 12/15/18 (A)	5,395	4,977
Angel Lux Common
8.875%, 05/01/16 (A)	1,795	1,912
Avaya
10.125%, 11/01/15	786	780
9.750%, 11/01/15	1,000	993
CCH II LLC
13.500%, 11/30/16	5,085	5,982
CCO Holdings LLC
8.125%, 04/30/20 (A)	1,091	1,146
7.875%, 04/30/18 (A)	1,535	1,589
7.250%, 10/30/17 (A)	1,015	1,025
Cengage Learning Acquisitions
10.500%, 01/15/15 (A)	1,420	1,420
Cequel Communications Holdings I LLC
8.625%, 11/15/17 (A)	3,870	3,967
Cincinnati Bell
8.375%, 10/15/20	1,240	1,153
Clear Channel Communications
9.250%, 12/15/17	3,140	3,352
Clearwire Communications LLC
12.000%, 12/01/15 (A)	4,695	4,971
12.000%, 12/01/15 (A)	8,220	8,723
Cleveland Unlimited
13.500%, 12/15/10 (A) (C)	4,260	4,217

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Columbus International
11.500%, 11/20/14 (A)	$1,265	$1,398
Cricket Communications
10.000%, 07/15/15	595	628
Crown Castle International
9.000%, 01/15/15	1,980	2,183
CSC Holdings
8.625%, 02/15/19	2,650	3,028
Deltacom
10.500%, 04/01/16	805	863
Digicel
12.000%, 04/01/14 (A)	600	696
8.250%, 09/01/17 (A)	690	725
Digicel Group
10.500%, 04/15/18 (A)	2,905	3,195
Digital Content Protection
10.750%, 08/15/15 (A)	3,000	3,067
DISH DBS
7.750%, 05/31/15	4,230	4,489
Frontier Communications
6.625%, 03/15/15	1,100	1,144
GCI
8.625%, 11/15/19	1,735	1,887
Global Crossings
12.000%, 09/15/15	1,615	1,817
GXS Worldwide
9.750%, 06/15/15 (A)	10,054	9,929
9.750%, 06/15/15	133	133
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,572
Integra Telecom Holdings
10.750%, 04/15/16 (A)	1,000	1,040
Intelsat
9.250%, 06/15/16	275	289
Intelsat Bermuda
11.250%, 06/15/16	3,980	4,254
Intelsat Jackson Holdings
9.500%, 06/15/16	1,300	1,371
8.500%, 11/01/19 (A)	1,345	1,446
7.250%, 10/15/20 (A)	1,415	1,411
Intelsat Luxembourg
11.500%, 02/04/17	4,432	4,698
11.250%, 02/04/17	3,465	3,630
Intelsat Subsidiary Holding
8.875%, 01/15/15	1,275	1,307
8.875%, 01/15/15 (A)	2,035	2,076
iPCS PIK
3.537%, 05/01/14 (C)	2,236	2,113
Lamar Media
7.875%, 04/15/18	2,470	2,606
Level 3 Financing
4.344%, 02/15/15 (C)	100	84
Liberty Media LLC
8.250%, 02/01/30	2,240	2,206

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	87

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lucent Technologies
6.450%, 03/15/29	$1,740	$1,409
MetroPCS Wireless
7.875%, 09/01/18	2,385	2,471
Nexstar Broadcasting
8.875%, 04/15/17 (A)	2,100	2,189
Nextel Communications
6.875%, 10/31/13	1,391	1,389
Nielsen Finance LLC
12.500%, 08/01/11 (D)	4,250	4,293
11.500%, 05/01/16	345	393
7.750%, 10/15/18 (A)	3,360	3,419
NII Capital
10.000%, 08/15/16	3,150	3,496
Open Solutions
9.750%, 02/01/15 (A)	5,090	3,525
Orascom Telecom Finance
7.875%, 02/08/14 (A)	1,000	940
PAETEC Escrow
9.875%, 12/01/18 (A) (G)	1,235	1,220
PAETEC Holding
9.500%, 07/15/15	2,396	2,426
8.875%, 06/30/17	1,110	1,160
Quebecor Media
7.750%, 03/15/16	3,045	3,136
Qwest
7.500%, 06/15/23	710	703
7.250%, 09/15/25	375	404
7.250%, 10/15/35	1,200	1,185
6.875%, 09/15/33	275	271
Qwest Communications International
7.500%, 02/15/14	295	298
7.125%, 04/01/18 (A)	810	843
Qwest Communications International, Ser B
7.500%, 02/15/14	1,370	1,384
Sable International Finance MTN
7.750%, 02/15/17 (A)	640	680
SBA Telecommunications
8.250%, 08/15/19	315	345
8.000%, 08/15/16	305	329
Sinclair Television Group
9.250%, 11/01/17 (A)	1,900	2,057
8.375%, 10/15/18 (A)	1,640	1,681
Sitel LLC
11.500%, 04/01/18 (A)	1,180	1,003
Sprint Capital
8.750%, 03/15/32	7,570	7,494
6.900%, 05/01/19	1,390	1,331
Telcordia Technologies
11.000%, 05/01/18 (A)	7,075	6,898
Telesat Canada
12.500%, 11/01/17	935	1,085

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TW Telecom
8.000%, 03/01/18	$2,455	$2,590
Univision Communications
8.500%, 05/15/21 (A)	3,475	3,319
7.875%, 11/01/20 (A)	3,400	3,476
UPC Holding BV
9.875%, 04/15/18 (A)	3,715	3,994
Videotron Ltee
9.125%, 04/15/18	1,045	1,157
Virgin Media Finance
9.500%, 08/15/16	930	1,039
8.375%, 10/15/19	650	713
Visant
10.000%, 10/01/17 (A)	2,490	2,571
West
11.000%, 10/15/16	2,300	2,467
7.875%, 01/15/19 (A)	2,000	1,975
Wind Acquisition Finance
12.000%, 12/01/15 (A)	2,275	2,403
11.750%, 07/15/17 (A)	3,373	3,743
7.250%, 02/15/18 (A)	765	754
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (A)	1,336	1,509
Windstream
8.625%, 08/01/16	2,330	2,429
8.125%, 09/01/18 (A)	575	592
XM Satellite Radio
7.625%, 11/01/18 (A)	5,180	5,154
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	5,095	5,961
Zayo Group LLC
10.250%, 03/15/17 (A)	1,250	1,344

		221,708

Utilities — 2.3%
AES
9.750%, 04/15/16	1,655	1,837
8.000%, 06/01/20	1,175	1,228
Calpine
7.875%, 07/31/20 (A)	3,503	3,538
7.500%, 02/15/21 (A)	2,653	2,607
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	191
Dynegy Holdings
7.750%, 06/01/19	3,670	2,395
7.625%, 10/15/26	1,230	738
Edison Mission Energy
7.625%, 05/15/27	1,400	1,008
Elwood Energy LLC
8.159%, 07/05/26	932	900
Energy Future Holdings
10.875%, 11/01/17	359	259
10.000%, 01/15/20 (A)	880	900

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GenOn Escrow
9.500%, 10/15/18 (A)	$900	$855
Mirant Americas Generation LLC
8.500%, 10/01/21	1,550	1,500
Mirant North America LLC
7.375%, 12/31/13	3,555	3,608
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,443
NRG Energy
8.500%, 06/15/19	1,895	1,923
8.250%, 09/01/20 (A)	1,820	1,825
7.375%, 02/01/16	3,275	3,291
7.375%, 01/15/17	2,000	2,020
Public Service of New Mexico
7.950%, 05/15/18	2,800	3,116
Puget Sound Energy, Ser A
6.974%, 06/01/67 (C)	1,035	1,012
Sabine Pass LNG LP
7.500%, 11/30/16	6,070	5,600
7.500%, 11/30/16 (A)	620	572
TXU
6.500%, 11/15/24	1,010	380
TXU, Ser P
5.550%, 11/15/14	230	141
TXU, Ser R
6.550%, 11/15/34	2,105	779

		43,666

Total Corporate Obligations (Cost $1,523,932) ($ Thousands)		1,595,958

LOAN PARTICIPATIONS — 6.3%
Advantage Sales
8.500%, 04/15/17	1,800	1,809
AL Gulf Coast Terminals
6.750%, 06/02/16	1,977	1,928
Alliance Laundry
6.250%, 09/23/16	1,900	1,916
American General Finance
7.250%, 04/08/15	3,420	3,445
Aspen Dental
0.000%, 10/06/16 (H)	1,000	1,002
Asurion
6.750%, 03/31/15	1,500	1,481
Asurion 2nd Lien
6.756%, 07/03/15	4,730	4,413
Avaya Term B-1 Loan
0.000%, 10/24/14 (H)	2,250	2,042
Awas Finance
7.750%, 05/30/16	3,100	3,167
Boston Generating
11.250%, 12/20/16	179	1
8.500%, 06/20/14	650	23

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDW
4.253%, 10/12/14	$990	$958
Central Parking
2.562%, 05/22/14	616	497
Central Parking 1st Lien Term Loan
2.563%, 05/22/14	1,714	1,382
CF Industries Term Loan B1
4.500%, 04/05/15	695	697
Chester Downs
12.375%, 12/31/49	529	536
Claire’s Stores
3.225%, 05/27/14	211	184
3.049%, 05/27/14	1,268	1,107
Clearchannel Term B Loan
0.000%, 01/29/16 (H)	1,730	1,372
Clopay
7.750%, 09/30/16	2,000	2,005
CTV TLB, Ser B
2.783%, 12/27/14	695	694
DAE Aviation Holdings Tranche B-1 Loan
4.230%, 07/31/14	277	262
DAE Aviation Holdings Tranche B-2 Loan
4.230%, 09/27/14	268	254
Dex Media West LLC
7.000%, 10/24/14	7	6
First Data
3.006%, 09/24/14	2,373	2,132
Gambro Aktiebolag
5.186%, 11/24/16	1,040	915
5.119%, 12/05/15	922	838
Georgia Pacific
2.533%, 12/23/10	9	9
2.299%, 12/20/12	149	149
2.289%, 12/20/12	15	15
Green Valley Ranch Gaming
3.507%, 08/06/14 (B)	2,000	40
Guitar Center
3.760%, 10/09/13	3,086	2,780
Harrah’s Operating
9.500%, 01/28/15	2,978	3,070
3.533%, 01/28/15	7	6
3.498%, 01/28/15	1,575	1,372
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	686	663
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	213	206
Iasis Healthcare
5.538%, 06/13/14	5,564	5,369

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	89

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ineos US Finance LLC
8.001%, 12/16/14	$1,665	$1,693
7.501%, 12/16/13	1,456	1,473
Infor Global Enterprise Solutions
6.505%, 03/02/14	210	148
Infor Global Enterprise Solutions Tranche 1
6.505%, 03/02/14	1,073	754
Infor Global Solutions
8.260%, 08/29/14	4,518	1,818
Infor Global Solutions Intermediate Holdings
6.506%, 03/02/14	2,217	1,558
Intelsat Jackson Holdings
3.026%, 02/01/14	2,400	2,223
Interactive Data Corp
6.750%, 01/29/17	3,591	3,641
Inventiv Health
6.500%, 05/07/16	1,496	1,505
Medical Card
12.000%, 09/15/16	2,105	2,092
Merrill Communications LLC
8.500%, 12/24/12	1,400	1,364
Metroflag, 2nd Lien
14.000%, 01/06/09 (B)	325	—
MGM Mirage
7.000%, 02/21/14	500	460
0.000%, 02/21/14 (H)	495	467
Millennium Inorganic 2nd Lien
0.000%, 11/15/14 (H)	3,050	2,985
NBTY
6.250%, 07/14/17	1,150	1,163
NCO Group
7.500%, 05/15/13	2,129	2,038
7.250%, 05/15/13	764	731
Nuveen Investments
12.500%, 11/09/14	810	868
12.500%, 07/31/15	1,110	1,189
Obsidian Natural Gas Trust
7.000%, 11/02/15	3,000	3,060
Open Link Financial
10.250%, 11/06/15	2,750	2,874
OSI Restaurant Partners LLC
2.875%, 06/14/13	48	45
2.875%, 06/14/14	3,963	3,705
2.625%, 06/14/13	28	26
0.112%, 06/14/13	205	192
Pinafore
6.750%, 09/21/16	1,400	1,415
PQ
6.760%, 06/14/14	1,450	1,368
Realogy
13.500%, 10/15/17	730	793
3.527%, 10/13/13	987	910
3.257%, 10/13/13	232	214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rexnord
7.299%, 03/01/13	$2,151	$1,732
Reynold
6.750%, 05/05/16	1,432	1,442
Reynolds Group
6.500%, 05/05/16	2,700	2,720
Shield Finance
7.750%, 06/15/16	2,978	2,977
Simmons Holdco, Unsecured
0.000%, 02/15/12 (H)	1,697	—
Smart Technologies 2nd Lien
0.000%, 08/28/15 (H)	1,500	1,045
Syniverse Technologies
0.000%, 08/11/14 (H)	217	216
Targa Resources
5.256%, 02/09/15	1,555	1,485
Telx
8.250%, 06/17/15	3	2
8.000%, 06/17/15	995	985
Texas Competitive Electric
3.789%, 10/10/14	40	31
3.756%, 10/10/14	769	590
3.753%, 10/10/14	8,120	6,262
Tronox
7.000%, 10/14/15	1,710	1,717
Valeant Pharma, Term B Loan
0.000%, 06/21/16 (H)	636	1
Vertafore
9.750%, 10/27/17	545	550
7.250%, 08/06/16	20	20
6.750%, 08/06/16	778	782
Wide Open West Finance
8.500%, 06/27/15	—	—
6.506%, 06/27/15	4,098	3,616
Zuffa
7.500%, 06/18/15	1,782	1,813

Total Loan Participations (Cost $119,628) ($ Thousands)		119,503

COLLATERALIZED DEBT OBLIGATION — 2.4%

Other Asset-Backed Securities — 2.4%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.684%, 11/18/19 (A) (C)	968	881
ACAS, Ser 2007-1A, Cl A1J
0.599%, 04/20/21 (A) (C)	6,476	5,116
CIFC Funding, Ser 2007-3A, Cl B
1.538%, 07/26/21 (A) (C)	2,700	1,534
CIT CLO, Ser 2007-1A, Cl D
2.291%, 06/20/21 (A) (C)	3,000	1,710
CIT CLO, Ser 2007-1A, Cl E
5.291%, 06/20/21 (C)	926	440

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Connecticut Valley Structured Credit CDO, Ser 2006-3A
0.000%, 03/23/23	$1,200	$6
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21	3,500	1,750
Emporia Preferred Funding, Ser 2007-3A, Cl C
1.188%, 04/23/21 (A) (C)	2,024	1,376
FM Leveraged Capital, Ser 2006-2A, Cl B
0.754%, 11/15/20 (A) (C)	4,163	3,122
FM Leveraged Capital, Ser 2006-2A, Cl D
1.884%, 11/15/20 (A) (C)	915	503
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	6	600
Grayson CLO, Ser 2006-1A, Cl A1B
0.647%, 11/01/21 (A) (C)	7,684	4,995
Peritus I CDO
0.000%, 12/19/07	3,000	600
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A)	9,801	7,008
Rockwall Investors CDO,
0.000%, 08/01/21 (A) (C)*	3,000	270
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.587%, 08/01/21 (A) (C)	6,697	5,123
Rockwall CDO, Ser 2006-1A, Cl A2L
0.937%, 08/01/21 (A) (C)	3,759	2,068
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.537%, 08/01/24 (A) (C)	7,651	6,010
Sargas CLO, Ser 2006-1A,
0.705%, 10/20/18	3,167	950
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.788%, 01/29/20 (A) (C)	1,706	1,441

Total Collateralized Debt Obligation (Cost $54,025)		45,503

ASSET-BACKED SECURITIES — 0.6%

Other Asset-Backed Securities — 0.6%
Airplanes Pass Through Trust, Ser 2001-1A, Cl A9
0.803%, 03/15/19 (C)	2,680	1,769
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,403	1,438
Newstar Trust, Ser 2007-1A, Cl A1
0.534%, 09/30/22 (A) (C)	9,235	8,127

Total Asset-Backed Securities (Cost $10,772) ($ Thousands)		11,334

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.5%
Ally Financial, 7.000% (A)	6,673	$5,957
Axis Capital Holdings, 7.500%, Expires 12/01/15, Ser B (C)	12,600	1,161
Dana Holding, 4.000% (A)	5,754	744
General Motors, 4.750%, CV to 1.2626*	5,875	298
SandRidge Energy, 8.500%	7,650	759

Total Preferred Stock (Cost $6,888) ($ Thousands)		8,919

COMMON STOCK — 0.4%
Aventine Renewable Energy Holdings* (A)	63,167	1,630
Core-Mark Holding*	812	29
Dana Holdings*	67,821	1,025
Dex One*	42,145	200
LyondellBasell Industries, Cl B*	99,997	2,920
LyondellBasell Industries, Cl A*	64,979	1,898
Neenah Enterprises*	21,556	75
Quad, Cl A*	1	—
Solutia*	368	8
VSS AHC, Cl A* (I) (J) (K)	43,496	519

Total Common Stock (Cost $7,255) ($ Thousands)		8,304

AUCTION RATE PREFERRED SECURITIES — 0.4%
BlackRock Municipal Income Quality Trust (C)	$14,500	1,262
BlackRock Municipal Income Trust (C)	27,000	2,349
BlackRock MuniVest Fund II (C)	9,250	805
BlackRock MuniYield Fund (C)	11,750	1,022
BlackRock MuniYield New Jersey Fund (C)	14,500	1,261

Total Auction Rate Preferred Securities (Cost $6,459) ($ Thousands)		6,699

CONVERTIBLE BONDS — 0.4%
DryShips CV to 139.0821
5.000%, 12/01/14	830	825
Hologic CV to 25.9110
2.000%, 12/15/37	965	895
Leap Wireless International CV to 10.7290
4.500%, 07/15/14	1,533	1,384

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	91

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Media LLC CV to 60.0532
3.750%, 02/15/30	$565	$321
Liberty Media LLC CV to 82.0325
4.000%, 11/15/29	2,025	1,185
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,555	1,530
Live Nation Entertainment CV to 36.8395
2.875%, 07/15/27	768	681
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Vector Group CV to 59.3618
3.875%, 06/15/26 (C)	410	494

Total Convertible Bonds (Cost $6,639) ($ Thousands)		7,319

	Number of Warrants

WARRANTS — 0.0%
Alion Science and Technology*	2,975	—
Atrium, Expires 10/14/18* (E)	691	—

Total Warrants (Cost $—) ($ Thousands)		—

Description	Contracts/ Shares	Market Value ($ Thousands)

PURCHASED OPTION — 0.0%
March 2011 Future Put, Expires 03/19/11 Strike Price $100*	21,600,000	$833

Total Purchased Option (Cost $691) ($ Thousands)		833

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.210%**† (F)	6,416	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	44,307,506	44,308

Total Cash Equivalent (Cost $44,308) ($ Thousands)		44,308

Total Investments — 97.1% (Cost $1,780,603) ($ Thousands)		$1,848,686

A summary of outstanding swap agreements held by the Fund at November 30, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	BUY	5.00%	12/20/14	14,058	$(1,278)

Percentages are based on a Net Assets of $1,903,970 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $5 ($ Thousands).

(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $6 ($ Thousands).

(G)	Security is when issued.

(H)	Unsettled Bank Loan. Interest rate not available.

(I)	Security considered illiquid. The total value of such securities as of November 30, 2010 was $800 ($ Thousands) and represented 0.04% of Net Assets.
(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees The total value of such securities as of November 30, 2010 was $800 ($ Thousands) and represented 0.04% of Net Assets.

(K)	Security considered restricted. The total value of such securities as of November 30, 2010 was $800 ($ Thousands) and represented 0.04% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,587,216	$8,742	$1,595,958
Collateralized Debt Obligation	—	—	45,503	45,503
Asset-Backed Securities	—	3,207	8,127	11,334
Preferred Stock	—	8,919	—	8,919
Common Stock	6,080	75	2,149	8,304
Convertible Bonds	—	7,315	4	7,319
Auction Rate Preferred Securities	—	—	6,699	6,699
Purchased Option	—	833	—	833
Warrants	—	—	—	—
Loan Participations	—	113,842	5,661	119,503
Cash Equivalent	44,308	—	—	44,308
Affiliated Partnership	—	6	—	6

Total Investments in Securities	$50,388	$1,720,580	$77,718	$1,848,686

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(1,278)	$—	$(1,278)

Total Other Financial Instruments	$—	$(1,278)	$—	$(1,278)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands:

	Investments in Corporate Obligations	Investments in Collateralized Debt Obligations
Beginning balance as of June 1, 2010	$20,182	$31,116
Accrued discounts/premiums	11	333
Realized gain/(loss)	(2,903)	101
Change in unrealized appreciation/(depreciation)	604	4,201
Net purchases/sales	(4,992)	9,752
Net transfer in and/or out of Level 3	(4,160)	—

Ending balance as of November 30, 2010	$8,742	$45,503

Changes in Unrealized gain/(loss) included in earnings related to securities still held at reporting date	$687	$6,215

	Investments in Convertible Bonds	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2010	$4	$—
Accrued discounts/premiums	—	5
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	64
Net purchases/sales	—	8,058
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$4	$8,127

Changes in Unrealized gain/(loss) included in earnings related to securities still held at reporting date	$—	$—

	Investments in Common Stock	Investments in Loan Participations
Beginning balance as of June 1, 2010	$3,007	$15,914
Accrued discounts/premiums	—	8
Realized gain/(loss)	—	(2)
Change in unrealized appreciation/(depreciation)	(858)	180
Net purchases/sales	—	79
Net transfer in and/or out of Level 3	—	(10,518)

Ending balance as of November 30, 2010	$2,149	$5,661

Changes in Unrealized gain/(loss) included in earnings related to securities still held at reporting date	$(858)	$265

	Investments in Auction Rate Preferred Securities	Investments in Preferred Stock
Beginning balance as of June 1, 2010	$6,622	$363
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	(576)
Change in unrealized appreciation/(depreciation)	77	213
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$6,699	$—

Changes in Unrealized gain/(loss) included in earnings related to securities still held at reporting date	$77	$—

During the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended November 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	93

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.0%

Consumer Discretionary — 7.2%
Comcast
6.450%, 03/15/37	$13,705	$14,754
6.400%, 05/15/38	2,127	2,278
6.400%, 03/01/40	4,389	4,690
Comcast Cable Communications Holdings
9.455%, 11/15/22	3,750	5,300
COX Communications
8.375%, 03/01/39 (A)	5,975	7,824
6.950%, 06/01/38 (A)	4,883	5,518
CVS Caremark
6.125%, 09/15/39	14,825	16,155
DirecTV Holdings
6.000%, 08/15/40	4,425	4,392
Historic TW
6.625%, 05/15/29	3,995	4,445
Home Depot
5.400%, 09/15/40	3,842	3,797
Lowe’s
7.110%, 05/15/37	1,402	1,713
5.800%, 04/15/40	4,000	4,302
McDonald’s MTN
6.300%, 03/01/38	6,015	7,151
NBC Universal
6.400%, 04/30/40 (A)	3,725	3,973
5.950%, 04/01/41 (A)	10,976	11,209
4.375%, 04/01/21 (A)	4,450	4,466
News America
8.150%, 10/17/36	2,355	2,914
6.900%, 08/15/39	2,775	3,173
6.750%, 01/09/38	2,260	2,457
6.650%, 11/15/37	4,855	5,414
6.150%, 03/01/37	1,945	2,041
7.850%, 03/01/39	6,275	7,764

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TCI Communications
7.875%, 02/15/26	$635	$778
Time Warner
7.700%, 05/01/32	425	519
7.625%, 04/15/31	14,455	17,496
7.570%, 02/01/24	295	365
Time Warner Cable
8.750%, 02/14/19	6,730	8,769
8.250%, 04/01/19	3,075	3,914
7.300%, 07/01/38	1,757	2,065
6.750%, 06/15/39	3,650	4,036
5.875%, 11/15/40	6,525	6,471
Time Warner Entertainment
8.375%, 07/15/33	5,700	7,218
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,567
5.625%, 04/01/40	7,517	8,138
5.000%, 10/25/40	2,540	2,516
Yum! Brands
6.875%, 11/15/37	5,620	6,438

		204,020

Consumer Staples — 3.5%
Altria Group
10.200%, 02/06/39	10,115	14,606
Anheuser-Busch
6.450%, 09/01/37	945	1,107
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39 (A)	4,430	6,238
6.875%, 11/15/19 (A)	6,000	7,388
6.375%, 01/15/40	6,295	7,377
Diageo Capital
5.875%, 09/30/36	2,653	2,882
Dr Pepper Snapple Group
6.820%, 05/01/18	2,000	2,415
General Mills
5.400%, 06/15/40	1,090	1,133
HJ Heinz Finance
7.125%, 08/01/39 (A)	7,270	8,724
Kraft Foods
6.875%, 02/01/38	11,385	13,578
6.500%, 02/09/40	8,550	9,826
Mead Johnson Nutrition
5.900%, 11/01/39	5,350	5,698
PepsiCo
5.500%, 01/15/40	4,215	4,515
Philip Morris International
6.375%, 05/16/38	1,705	2,003
President and Fellows of Harvard College
5.625%, 10/01/38	5,015	5,459
Ralcorp Holdings
6.625%, 08/15/39	6,000	6,297
Sara Lee
4.100%, 09/15/20	1,235	1,238

		100,484

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 7.2%
Apache
5.100%, 09/01/40	$3,030	$2,962
Canadian Natural Resources
6.250%, 03/15/38	3,000	3,374
Cenovus Energy
6.750%, 11/15/39	4,515	5,230
ConocoPhillips
6.500%, 02/01/39	14,430	17,505
5.900%, 05/15/38	6,380	7,181
Diamond Offshore Drilling
5.700%, 10/15/39	828	846
El Paso Pipeline Partners Operating LLC
7.500%, 11/15/40	7,575	7,801
Encana
6.500%, 02/01/38	3,625	4,048
ENI
5.700%, 10/01/40 (A)	2,675	2,681
EQT
8.125%, 06/01/19	8,455	10,204
Hess
6.000%, 01/15/40	4,544	4,803
5.600%, 02/15/41	4,865	4,865
Husky Energy
7.250%, 12/15/19	11,200	13,525
Marathon Oil
6.600%, 10/01/37	3,700	4,281
Motiva Enterprises LLC
6.850%, 01/15/40 (A)	10,380	12,132
Noble Holding International
6.200%, 08/01/40	2,810	3,059
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,467
7.000%, 06/15/18	700	801
Petrobras International Finance
6.875%, 01/20/40	4,950	5,333
Petro-Canada
6.800%, 05/15/38	3,725	4,259
Shell International Finance BV
5.500%, 03/25/40	14,321	15,499
Southern Natural Gas
7.350%, 02/15/31	870	952
Spectra Energy Capital LLC
7.500%, 09/15/38	1,913	2,265
6.750%, 02/15/32	2,000	2,180
Statoil
5.100%, 08/17/40	6,300	6,492
Suncor Energy
6.850%, 06/01/39	3,675	4,288
Talisman Energy
7.250%, 10/15/27	3,325	3,873

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Gas Pipeline
8.375%, 06/15/32	$2,655	$3,083
TransCanada PipeLines
7.625%, 01/15/39	2,500	3,245
7.250%, 08/15/38	3,100	3,864
6.100%, 06/01/40	10,255	11,253
Valero Energy
7.500%, 04/15/32	4,420	4,760
6.125%, 02/01/20	3,007	3,253
Williams
8.750%, 03/15/32	1,200	1,460
7.875%, 09/01/21	2,592	3,134
7.750%, 06/15/31	4,629	5,192
XTO Energy
6.100%, 04/01/36	8,315	9,958

		203,108

Financials — 25.3%
ACE INA Holdings
6.700%, 05/15/36	4,677	5,391
Aflac
6.900%, 12/17/39	8,565	9,148
Alta Wind Holdings
7.000%, 06/30/35 (A)	5,000	5,243
American Express
8.150%, 03/19/38	3,910	5,242
8.125%, 05/20/19	7,475	9,447
7.000%, 03/19/18	1,840	2,180
BAC Capital Trust XV
1.096%, 06/01/56 (B)	8,000	4,983
Bank of America
6.500%, 09/15/37	2,700	2,643
5.750%, 12/01/17	5,750	5,957
5.650%, 05/01/18	22,040	22,604
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	5,120
Bank One Capital III
8.750%, 09/01/30	3,550	4,165
Barclays Bank
5.125%, 01/08/20	5,150	5,289
Bear Stearns
7.250%, 02/01/18	5,468	6,532
6.400%, 10/02/17	9,175	10,506
Blackstone Holdings Finance LLC
6.625%, 08/15/19 (A)	5,523	5,754
BRE Properties
5.500%, 03/15/17‡	750	798
Capital One Capital VI
8.875%, 05/15/40	4,000	4,180
CDP Financial
5.600%, 11/25/39 (A)	15,585	16,748
Chase Capital II
0.787%, 02/01/27 (B)	4,984	3,838

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	95

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chubb
6.500%, 05/15/38	$8,725	$10,125
Citigroup
8.125%, 07/15/39	3,520	4,280
6.875%, 03/05/38	25,320	27,132
6.875%, 02/15/98	1,400	1,338
5.875%, 05/29/37	6,551	6,329
5.500%, 02/15/17	9,005	9,357
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,566
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/10 (A)	5,675	5,439
Credit Suisse NY
6.000%, 02/15/18	7,600	8,290
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,844
Discover Bank
8.700%, 11/18/19	6,275	7,499
7.000%, 04/15/20	1,250	1,358
ERP Operating
5.750%, 06/15/17‡	3,000	3,353
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,515	17,261
First Union
7.574%, 08/01/26	4,920	5,594
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,281
FleetBoston Financial
6.875%, 01/15/28	3,250	3,291
FMR
6.500%, 12/14/40 (A)	1,000	993
General Electric Capital MTN
6.875%, 01/10/39	30,590	33,977
6.150%, 08/07/37	8,775	8,901
5.875%, 01/14/38	17,117	16,764
4.375%, 09/16/20	2,315	2,263
Goldman Sachs Group
7.500%, 02/15/19	4,174	4,869
6.750%, 10/01/37	35,085	35,211
6.150%, 04/01/18	1,400	1,533
5.375%, 03/15/20	2,560	2,627
0.466%, 02/06/12 (B)	5,000	4,983
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	13,635	15,766
HBOS MTN
6.750%, 05/21/18 (A)	3,700	3,545
HCP MTN
6.700%, 01/30/18‡	2,295	2,533
6.300%, 09/15/16‡	2,255	2,487
Health Care REIT
6.125%, 04/15/20‡	3,050	3,297
4.950%, 01/15/21‡	5,750	5,637

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Holdings
6.500%, 09/15/37	$8,275	$8,533
International Lease Finance
7.125%, 09/01/18 (A)	1,500	1,586
6.750%, 09/01/16 (A)	3,700	3,904
Jefferies Group
8.500%, 07/15/19	2,239	2,608
6.875%, 04/15/21	1,768	1,888
JPMorgan Chase
6.400%, 05/15/38	4,807	5,416
6.300%, 04/23/19	3,775	4,322
6.000%, 01/15/18	2,671	3,011
5.500%, 10/15/40	6,000	6,000
JPMorgan Chase Bank
6.000%, 10/01/17	4,170	4,687
JPMorgan Chase Capital XXVII
7.000%, 11/01/39	5,250	5,359
KKR Group Finance
6.375%, 09/29/20 (A)	4,670	4,748
LBG Capital No. 1 MTN
8.000%, 12/15/49 (B)	2,800	2,576
Lloyds TSB Bank MTN
5.800%, 01/13/20 (A)	2,610	2,574
Macquarie Group
6.000%, 01/14/20 (A)	6,380	6,548
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	12,320	16,496
MBNA Capital, Ser B
1.087%, 02/01/27 (B)	2,151	1,514
Merrill Lynch
8.950%, 05/18/17 (B)	1,340	1,497
8.680%, 05/02/17 (B)	1,305	1,452
7.750%, 05/14/38	3,340	3,536
6.110%, 01/29/37	5,925	5,393
MetLife
7.717%, 02/15/19	3,000	3,727
5.875%, 02/06/41	2,930	3,014
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	5,575
Morgan Stanley MTN
7.300%, 05/13/19	6,445	7,245
6.625%, 04/01/18	10,760	11,758
5.625%, 09/23/19	15,625	15,895
5.500%, 01/26/20	4,218	4,250
NASDAQ OMX Group
5.550%, 01/15/20	5,442	5,632
Nationwide Mutual Insurance
6.600%, 04/15/34 (A)	12,040	10,496
New York Life Insurance
6.750%, 11/15/39 (A)	18,475	21,958
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (A)	8,790	9,568
Pacific Life Insurance
9.250%, 06/15/39 (A)	5,270	6,729

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Funding
6.700%, 06/10/19	$3,235	$3,799
5.125%, 02/08/20	8,475	9,052
Power Receivables Finance
6.290%, 01/01/12 (A)	464	464
Prudential Financial MTN
6.625%, 06/21/40	1,000	1,082
6.200%, 11/15/40	900	921
5.700%, 12/14/36	4,845	4,748
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	9,406
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	6,781
Raymond James Financial
8.600%, 08/15/19	1,655	1,967
Security Benefit Life
7.450%, 10/01/33 (A)	5,675	4,948
Simon Property Group
10.350%, 04/01/19‡	1,995	2,788
6.750%, 02/01/40‡	5,791	6,677
6.125%, 05/30/18‡	1,965	2,270
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (A)	9,430	10,960
Travelers
5.350%, 11/01/40	7,485	7,462
Wachovia
6.605%, 10/01/25	3,100	3,331
0.628%, 10/28/15 (B)	1,590	1,498
Wachovia Bank
6.600%, 01/15/38	10,865	11,867
5.850%, 02/01/37	6,545	6,489
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	5,278
6.750%, 09/02/19 (A)	2,780	3,207
Westpac Banking
4.875%, 11/19/19	5,035	5,393
ZFS Finance USA Trust II
6.450%, 12/15/65 (A) (B)	3,650	3,559
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	5,000	4,782

		718,715

Health Care — 4.6%
Abbott Laboratories
6.000%, 04/01/39	2,820	3,230
5.300%, 05/27/40	8,302	8,645
Aetna
6.750%, 12/15/37	3,400	3,883
Amgen
6.400%, 02/01/39	3,685	4,335
5.750%, 03/15/40	5,055	5,462
AstraZeneca
6.450%, 09/15/37	6,625	7,974

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Boston Scientific
7.375%, 01/15/40	$1,425	$1,607
6.000%, 01/15/20	3,760	4,058
Bristol-Myers Squibb
6.125%, 05/01/38	339	404
CIGNA
8.500%, 05/01/19	5,825	7,462
Merck
5.850%, 06/30/39	7,370	8,503
Pfizer
7.200%, 03/15/39	13,145	17,447
Roche Holdings
7.000%, 03/01/39 (A)	10,750	13,944
UnitedHealth Group
6.625%, 11/15/37	8,855	9,976
6.500%, 06/15/37	4,100	4,558
5.800%, 03/15/36	5,000	5,053
Wellpoint
6.375%, 06/15/37	2,550	2,784
5.800%, 08/15/40	1,600	1,634
Wyeth
5.950%, 04/01/37	8,270	9,386
6.000%, 02/15/36	4,715	5,386
Zimmer Holdings
5.750%, 11/30/39	5,297	5,575

		131,306

Industrials — 3.7%
Boeing
5.875%, 02/15/40	4,975	5,549
Burlington Northern Santa Fe LLC
7.290%, 06/01/36	2,228	2,701
6.200%, 08/15/36	5,100	5,686
5.650%, 05/01/17	2,830	3,232
Canadian National Railway
6.900%, 07/15/28	1,000	1,227
Caterpillar
6.050%, 08/15/36	3,430	3,986
Continental Airlines
5.983%, 04/19/22	6,921	7,457
Continental Airlines 2009-1 Pass Through Trust
9.000%, 07/08/16	6,261	7,232
Delta Air Lines
6.200%, 07/02/18	2,500	2,688
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/19	1,442	1,633
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/19	2,325	2,357
Lockheed Martin
5.720%, 06/01/40 (A)	3,182	3,380
5.500%, 11/15/39	3,560	3,692

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	97

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Meccanica Holdings USA
7.375%, 07/15/39 (A)	$3,570	$3,996
6.250%, 01/15/40 (A)	4,315	4,092
Norfolk Southern
6.000%, 03/15/05	5,503	5,308
5.900%, 06/15/19	4,395	5,116
Raytheon
4.875%, 10/15/40	2,920	2,841
Union Pacific
6.625%, 02/01/29	1,941	2,265
6.125%, 02/15/20	2,000	2,361
5.780%, 07/15/40 (A)	5,134	5,320

United Parcel Service
6.200%, 01/15/38	6,470	7,691
United Technologies
5.700%, 04/15/40	8,800	9,766
Waste Management
6.125%, 11/30/39	4,240	4,596

		104,172

Information Technology — 1.7%
Cisco Systems
5.900%, 02/15/39	2,450	2,729
5.500%, 01/15/40	15,345	16,198
International Business Machines
5.600%, 11/30/39	5,145	5,725
Oracle
6.500%, 04/15/38	6,200	7,420
6.125%, 07/08/39	6,290	7,182
5.375%, 07/15/40 (A)	8,735	9,045

		48,299

Materials — 0.6%
ArcelorMittal
7.000%, 10/15/39	8,055	8,150
PPG Industries
5.500%, 11/15/40	3,085	3,085
Southern Copper
7.500%, 07/27/35	4,999	5,673
6.750%, 04/16/40	650	680

		17,588

Sovereign — 0.3%
Province of Quebec MTN
6.350%, 01/30/26	4,880	6,177
Tennessee Valley Authority
4.625%, 09/15/60	2,015	1,989

		8,166

Telecommunication Services — 3.3%
AT&T
6.550%, 02/15/39	6,075	6,699
6.300%, 01/15/38	20,835	22,207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bellsouth Capital Funding
7.120%, 07/15/97	$3,485	$3,785
BellSouth Telecommunications
7.000%, 12/01/95	4,317	4,681
British Telecommunications
9.875%, 12/15/30 (E)	3,170	4,226

Telecom Italia Capital
7.721%, 06/04/38	5,625	5,668
7.200%, 07/18/36	1,765	1,695
7.175%, 06/18/19	5,375	6,054
Telefonica Emisiones
7.045%, 06/20/36	1,815	1,948
Verizon Communications
8.950%, 03/01/39	2,650	3,803
7.350%, 04/01/39	12,780	15,780
6.400%, 02/15/38	7,737	8,643
6.250%, 04/01/37	4,685	5,147
Vodafone Group
6.150%, 02/27/37	2,760	2,989

		93,325

Utilities — 8.6%
Arizona Public Service
8.750%, 03/01/19	5,025	6,464
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	929	996
Consolidated Edison of New York
6.750%, 04/01/38	3,845	4,706
6.200%, 06/15/36	2,225	2,529
5.500%, 12/01/39	2,165	2,260
Coso Geothermal Power Holdings
7.000%, 07/15/26 (A)	3,018	2,906
Dominion Resources
5.250%, 08/01/33	2,500	2,811
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,640
5.300%, 02/15/40	5,585	5,837
Enel Finance International
6.000%, 10/07/39 (A)	8,035	7,559
Entergy Texas
7.125%, 02/01/19	11,750	14,153
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,630
5.750%, 10/01/41	7,889	7,662
FirstEnergy, Ser C
7.375%, 11/15/31	3,180	3,381
Florida Power & Light
5.960%, 04/01/39	3,225	3,662
5.400%, 09/01/35	710	744
FPL Group Capital
6.000%, 03/01/19	4,000	4,589
Georgia Power
5.950%, 02/01/39	3,850	4,303
5.400%, 06/01/40	15,585	16,163

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	$3,700	$3,599
Kansas City Power & Light
7.150%, 04/01/19	10,930	13,352
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,888
Metropolitan Edison
7.700%, 01/15/19	2,500	3,040
Midamerican Energy Holdings
6.500%, 09/15/37	19,440	22,588
Nisource Finance
10.750%, 03/15/16	5,575	7,369
6.125%, 03/01/22	1,767	1,978
Oncor Electric Delivery
7.500%, 09/01/38	3,200	3,969
5.250%, 09/30/40 (A)	4,975	4,840
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,141
6.050%, 03/01/34	4,100	4,523
5.800%, 03/01/37	648	696
PacifiCorp
5.750%, 04/01/37	615	668
Pennsylvania Electric
6.150%, 10/01/38	5,095	5,194
Progress Energy
7.050%, 03/15/19	4,500	5,497
San Diego Gas & Electric
5.350%, 05/15/40	1,350	1,432
Southern California Edison
6.050%, 03/15/39	7,050	8,077
Southern Union
8.250%, 11/15/29	8,375	9,272
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,725
6.200%, 03/15/40	6,680	6,859
Texas-New Mexico Power
9.500%, 04/01/19 (A)	8,560	11,126
Union Electric
8.450%, 03/15/39	3,000	4,204
Virginia Electric and Power
8.875%, 11/15/38	5,500	8,025

		245,057

Total Corporate Obligations (Cost $1,701,933) ($ Thousands)		1,874,240

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bills
0.179%, 02/10/11 (C) (G)	4,475	4,474

U.S. Treasury Bonds
7.625%, 02/15/25	57,125	84,634
6.250%, 08/15/23	9,675	12,713
6.000%, 02/15/26	16,000	20,690

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 05/15/37	$24,860	$28,938
4.625%, 02/15/40	18,209	19,888
4.500%, 02/15/36	8,800	9,508
4.250%, 05/15/39	257,481	264,361
3.875%, 08/15/40	189,075	181,660
3.500%, 02/15/39	8,020	7,208

		629,600

U.S. Treasury Inflation-Protected Securities
2.125%, 02/15/40	10,030	11,257

U.S. Treasury STRIPS
4.547%, 11/15/21 (C)	47,197	32,996
3.883%, 02/15/23 (C)	91,530	59,829

		92,825

Total U.S. Treasury Obligations (Cost $715,176) ($ Thousands)		738,156

MUNICIPAL BONDS — 3.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	7,200	7,309
State of Illinois, Build America Project, GO
7.350%, 07/01/35	1,710	1,720
City of Gainesville, Build America Project, RB
6.024%, 10/01/40	3,350	3,312
City of New York, Build America Project, GO
5.817%, 10/01/31	2,950	2,852
Dallas County Hospital District, Ser C, GO
5.621%, 08/15/44	4,993	5,164
Dallas Independent School District, Build America Project, GO
6.450%, 02/15/35 (D)	3,415	3,543
Indianapolis Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/40	4,255	4,360
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/45 (D)	3,300	3,268
6.008%, 07/01/39	5,000	5,086
New York City Municipal Water Finance Authority, Build America Project, RB
6.491%, 06/15/42	6,630	6,799
5.882%, 06/15/44	1,500	1,508
5.724%, 06/15/42	1,250	1,222
5.440%, 06/15/43	3,540	3,292
New York City Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/38	2,195	2,162

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	99

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Texas Tollway Authority, Build America Project, RB
6.718%, 01/01/49	$5,852	$5,684
Ohio State University, Build America Project, RB
4.910%, 06/01/40	4,470	4,119
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	5,300	5,023
Santa Clara Valley Transportation Authority, Build America Project, RB
5.876%, 04/01/32	2,580	2,576
State of California, Build America Project, GO
7.550%, 04/01/39	8,855	9,119
7.300%, 10/01/39	2,100	2,100
State of Illinois, Build America Project, GO
6.630%, 02/01/35	3,275	3,059
State of Illinois, GO
5.100%, 06/01/33	8,810	6,865
State of New York, Build America Project, RB
5.770%, 03/15/39	2,740	2,725
State of Texas, Transportation Communication Authority, Ser B, RB
5.178%, 04/01/30	6,835	6,787
State of Virginia, Build America Project, RB
5.000%, 09/01/40	7,255	6,923
State of Washington, Ser D, Build America Project, GO
5.481%, 08/01/39	2,455	2,433
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/32	3,000	2,818

Total Municipal Bonds (Cost $114,427) ($ Thousands)		111,828

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLB
0.500%, 05/16/12	5,710	5,691
0.175%, 02/02/11 (C)	16,355	16,350
FHLMC
0.320%, 11/07/11 (B)	6,025	6,027
FICO STRIPS, PO
0.000%, 08/03/18 to 09/26/19 (F)	58,770	46,417

Total U.S. Government Agency Obligations (Cost $67,772) ($ Thousands)		74,485

ASSET-BACKED SECURITIES — 0.6%

Mortgage Related Securities — 0.2%
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.413%, 09/25/36 (B)	9,179	4,289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 0.4%
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.503%, 11/17/20 (A) (B)	$5,500	$5,138
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/25 (A)	2,330	2,302
Triton Container Finance LLC, Ser 2006-1A, Cl NOTE
0.423%, 11/26/21 (A) (B)	2,944	2,711
Triton Container Finance LLC, Ser 2007-1A, Cl NOTE
0.393%, 02/26/19 (A) (B)	1,859	1,749

		11,900

Total Asset-Backed Securities (Cost $16,527) ($ Thousands)		16,189

MORTGAGE-BACKED SECURITIES — 0.3%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/24	546	611
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	719	827
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	419	434
GNMA ARM
3.375%, 06/20/32 (B)	169	174

		2,046

Non-Agency Mortgage-Backed Obligations — 0.2%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.483%, 03/25/47 (B)	1,687	877
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.493%, 07/25/37 (A) (B)	2,048	1,574
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.533%, 06/25/35 (B) (E)	429	153
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.573%, 03/25/35 (B)	206	124
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	2,505	2,615
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.463%, 03/19/45 (B) (E)	304	199
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.653%, 11/19/34 (B)	377	264
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.563%, 08/19/45 (B) (E)	527	367

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.643%, 12/25/34 (B)	$181	$111
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
1.053%, 08/25/34 (B)	110	72
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.113%, 09/25/34 (B)	44	29
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.563%, 10/25/36 (B)	22	14
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.062%, 04/15/45 (B)	535	589
Washington Mutual Mortgage Pass Through Certificates, Ser 2000-1, Cl M2
1.553%, 01/25/40 (B)	48	46
Washington Mutual Mortgage Pass Through Certificates, Ser 2005-AR2, Cl 2A21
0.583%, 01/25/45 (B)	281	228
Washington Mutual Mortgage Pass Through Certificates, Ser 2007-OA3, Cl 4A1
1.112%, 04/25/47 (B)	233	132

		7,394

Total Mortgage-Backed Securities (Cost $10,486) ($ Thousands)		9,440

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%, 11/30/10*†	24,234,543	24,235

Total Cash Equivalent (Cost $24,235) ($ Thousands)		24,235

Total Investments — 100.3% (Cost $2,650,556) ($ Thousands)		$2,848,573

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(491)	Mar-2011	$309
U.S. 2-Year Treasury Note	238	Apr-2011	62
U.S. 5-Year Treasury Note	(1,006)	Apr-2011	(113)
U.S. 5-Year Treasury Note	(386)	Dec-2010	598
U.S. Ultra Long Treasury Bond	1,177	Apr-2011	3,879

			$4,735

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,839,788 ($ Thousands).

*	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2010. The date reported is the next reset date.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security is when issued.

(E)	Step Bonds — The rate reported is the effective yield as of November 30, 2010. The coupon on a stop bond changes on a specific date

(F)	Zero Coupon Security. The rate reported is the effective yield at time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,874,240	$—	$1,874,240
U.S. Treasury Obligations	—	738,156	—	738,156
Municipal Bonds	—	111,828	—	111,828
U.S. Government Agency Obligations	—	74,485	—	74,485
Asset-Backed Securities	—	16,189	—	16,189
Mortgage-Backed Securities	—	9,440	—	9,440
Cash Equivalent	24,235	—	—	24,235

Total Investments in Securities	$24,235	$2,824,338	$—	$2,848,573

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$4,735	$—	$—	$4,735

Total Other Financial Instruments	$4,735	$—	$—	$4,735

*	Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	101

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2010

During the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended November 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 92.3%

Argentina — 4.1%
Arcor
7.250%, 11/09/17		482	$503
Argentina Bonos
7.000%, 09/12/13		1,549	1,510
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/22 (A)		678	715
IRSA
11.500%, 07/20/20		976	1,086
Provincia de Buenos Aires
9.625%, 04/18/28		635	511
9.625%, 04/18/28 (A)		1,460	1,175
9.375%, 09/14/18		1,000	868
Provincia de Mendoza Argentina
5.500%, 09/04/18		292	245
Provincia de Neuquen Argentina
8.656%, 10/18/14 (A)		136	142
Republic of Argentina
8.750%, 06/02/17		3,125	3,157
8.280%, 12/31/33		1,413	1,258
8.280%, 12/31/33		6,129	5,454
7.820%, 12/31/33		2,496	2,421
7.820%, 12/31/33	EUR	4,142	4,017
7.820%, 12/31/33 (B)		4,263	4,157
7.000%, 04/17/17		923	789
7.000%, 10/03/15		7,589	6,864
6.000%, 03/31/23 (C)		172	77
5.830%, 12/31/33 (B)	ARS	709	324
3.117%, 12/15/35 (B)		7,630	992
2.500%, 03/31/19		5,520	2,346
0.677%, 08/03/12 (B)		7,360	1,708
0.000%, 03/31/23 (B) (C)		1,680	924
Transportadora Gas Norte
7.500%, 12/31/12 (C)		100	50
7.500%, 12/31/12 (A) (C)		210	105
7.500%, 12/31/12		350	175
6.500%, 12/31/12 (A) (C)		30	15

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

6.500%, 12/31/12 (C)		60	$30
6.500%, 12/31/12 (C)		60	30
WPE International Tief
10.375%, 09/30/20		750	724

			42,372

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20 (A)		1,444	1,480

Barbados — 0.3%
Columbus International
11.500%, 11/20/14		500	553
11.500%, 11/20/14 (A)		2,000	2,210
Government of Barbados
7.000%, 08/04/22 (A)		800	827

			3,590

Belize — 0.0%
Government of Belize
6.000%, 02/20/29		330	293

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
10.039%, 12/11/21 (B)	DEM	1,917	931

Brazil — 7.7%
Banco Bradesco
5.900%, 01/16/21 (A)		955	967
Banco Cruzeiro do Sul
8.875%, 09/22/20 (A)		1,077	1,055
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		2,155	2,435
5.500%, 07/12/20 (A)		500	534
Banco Votorantim
7.375%, 01/21/20 (A)		840	899
BM&F Bovespa
5.500%, 07/16/20 (A)		1,006	1,047
BR Properties
9.000%, 12/31/49		814	820
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/15		7,400	8,342
6.000%, 08/15/20		1,900	2,162
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/13	BRL	10,600	5,911
10.000%, 01/01/17	BRL	2,200	1,159
10.000%, 01/01/21	BRL	20,600	10,366

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	103

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

CSN Resources
6.500%, 07/21/20 (A)	1,034	$1,091
Federal Republic of Brazil
11.000%, 08/17/40	400	551
10.125%, 05/15/27	2,852	4,506
10.000%, 01/01/21	2,650	1,392
8.875%, 04/15/24	1,935	2,728
8.750%, 02/04/25	1,406	2,011
8.250%, 01/20/34	5,345	7,349
7.125%, 01/20/37	2,925	3,605
6.000%, 01/17/17	1,336	1,543
5.875%, 01/15/19	1,629	1,873
5.625%, 01/07/41	1,450	1,497
4.875%, 01/22/21	4,240	4,509
Fibria Overseas Finance
7.500%, 05/04/20 (A)	1,597	1,693
General Shopping Finance
10.000%, 12/31/49	1,088	1,039
Gerdau Trade
5.750%, 01/30/21 (A)	488	491
JBS Finance
8.250%, 01/29/18	500	500
8.250%, 01/29/18	2,110	2,110
Minerva Overseas
10.875%, 11/15/19	363	378
10.875%, 11/15/19	630	655
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)	1,895	1,923
Rearden G Holdings
7.875%, 03/30/20 (A)	207	221
Telemar Norte Leste
5.500%, 10/23/20 (A)	763	757
Vale Overseas
4.625%, 09/15/20	754	760
Voto-Votorantim
6.750%, 04/05/21 (A)	365	385
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)	600	629

		79,893

Chile — 0.8%
Banco Del Estado
4.125%, 10/07/20	750	738
Celulosa Arauco y Constitucion
5.000%, 01/21/21 (A)	502	503
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)	1,300	1,424
5.250%, 08/10/20 (A)	1,700	1,743
Nacional del Cobre de Chile
7.500%, 01/15/19	450	559
6.150%, 10/24/36 (A)	905	1,015
6.150%, 10/24/36	857	961

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

3.750%, 11/04/20 (A)		950	$928

			7,871

China — 1.0%
Cental China Real Estate
12.250%, 10/20/15		484	504
China Oriental Group
8.000%, 08/18/15 (A)		2,251	2,285
Evergrande
13.000%, 01/27/15		176	183
13.000%, 01/27/15		922	959
Kaisa Group Holdings
13.500%, 04/28/15		255	256
Sinochem Overseas Capital
6.300%, 11/12/40 (A)		692	694
4.500%, 11/12/20 (A)		5,474	5,377
Sino-Forest
6.250%, 10/21/17 (A)		475	464

			10,722

Colombia — 4.3%
Ecopetrol
7.625%, 07/23/19 (A)		600	715
Republic of Colombia
11.750%, 02/25/20		2,108	3,278
10.375%, 01/28/33		300	465
9.850%, 06/28/27 (E)	COP	1,224,000	858
8.375%, 02/15/27		3,100	3,891
8.125%, 05/21/24		2,780	3,614
7.375%, 09/18/37		8,305	10,298
7.375%, 01/27/17		5,093	6,137
7.375%, 03/18/19		5,425	6,673
6.125%, 01/18/41		2,175	2,316
Santa Fe de Bogota
9.750%, 07/26/28 (A)	COP	9,718,000	6,820

			45,065

Croatia — 0.8%
Republic of Croatia
6.750%, 11/05/19		1,052	1,120
6.625%, 07/14/20 (A)		3,989	4,235
6.625%, 07/14/20		1,750	1,855
Zagrebacki Holding D.O.O.
5.500%, 07/10/17	EUR	1,500	1,577

			8,787

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)	EUR	600	789

Dominican Republic — 0.2%
Cap Cana
10.000%, 04/30/16		655	328

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

10.000%, 04/30/16	582	$407
Republic of Dominican Republic
9.040%, 01/23/18	27	32
7.500%, 05/06/21 (A)	930	1,023

		1,790

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15	600	549

Egypt — 0.4%
Arab Republic of Egypt
5.750%, 04/29/20 (A)	2,941	3,161
Nile Finance
5.250%, 08/05/15	450	459
Orascom Telecom Finance
7.875%, 02/08/14	591	561

		4,181

El Salvador — 0.9%
Republic of El Salvador
8.250%, 04/10/32	3,460	3,944
7.650%, 06/15/35	3,344	3,612
7.375%, 12/01/19 (A)	350	389
7.375%, 12/01/19	200	222
Telemovil Finance
8.000%, 10/01/17 (A)	1,000	1,012

		9,179

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12	2,500	2,500
Republic of Georgia
7.500%, 04/15/13	2,350	2,421

		4,921

Germany — 0.1%
Deutsche Bank
10.400%, 08/29/14 (A) (B)	1,318	1,318

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)	450	511
8.500%, 10/04/17	1,250	1,420

		1,931

Hong Kong — 0.2%
Bank of China Hong Kong
5.550%, 02/11/20 (A)	2,300	2,415

Hungary — 0.1%
Republic of Hungary
6.250%, 01/29/20	1,450	1,412

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

India — 0.4%
Axis Bank
4.750%, 05/02/16 (A)		714	$710
ICICI Bank
5.750%, 11/16/20 (A)		1,655	1,642
Indian Oil
4.750%, 01/22/15		550	576
Reliance Holdings USA
6.250%, 10/19/40		300	292
State Bank of India
4.500%, 07/27/15 (A)		800	826
Vedanta Resources
9.500%, 07/18/18 (A)		146	155

			4,201

Indonesia — 5.5%
Adaro Indonesia
7.625%, 10/22/19		380	403
Bakrie Telecom Pte
11.500%, 05/07/15		105	111
Bumi Investment
10.750%, 10/06/17		575	595
Indo Integrated Energy
9.750%, 11/05/16		395	438
Indosat Palapa
7.375%, 07/29/20 (A)		1,270	1,387
Majapahit Holding
8.000%, 08/07/19 (A)		1,050	1,260
7.875%, 06/29/37 (A)		415	483
7.750%, 01/20/20 (A)		950	1,131
7.750%, 10/17/16		1,050	1,238
7.250%, 10/17/11 (A)		885	923
Republic of Indonesia
12.800%, 06/17/21	IDR	9,067,000	1,367
11.625%, 03/04/19 (A)		2,900	4,415
11.625%, 03/04/19		6,413	9,764
11.000%, 11/15/20	IDR	17,100,000	2,354
10.375%, 05/04/14		1,000	1,255
10.375%, 05/04/14 (A)		150	188
9.500%, 06/15/15		16,218,000	2,010
8.500%, 10/12/35		750	1,024
8.500%, 10/12/35		3,110	4,245
7.750%, 01/17/38		350	445
7.750%, 01/17/38		6,445	8,185
7.500%, 01/15/16		1,440	1,738
7.250%, 04/20/15		190	224
6.875%, 01/17/18 (A)		1,050	1,257
6.875%, 01/17/18		3,030	3,628
6.750%, 03/10/14		1,400	1,587
6.750%, 03/10/14 (A)		300	339
6.625%, 02/17/37		2,400	2,761
5.875%, 03/13/20 (A)		1,500	1,688

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	105

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Star Energy
11.500%, 02/12/15		500	$558

			57,001

Iraq — 1.3%
Republic of Iraq
5.800%, 01/15/28		15,565	13,697

Ivory Coast — 0.3%
Government of Ivory Coast
2.500%, 12/31/32		5,087	3,001

Jamaica — 0.2%
Digicel Group
10.500%, 04/15/18		1,000	1,100
9.125%, 01/15/15 (A)		693	700
8.875%, 01/15/15 (A)		750	757

			2,557

Kazakhstan — 4.2%
BTA Bank JSC
10.750%, 07/01/18 (D)		309	322
10.750%, 07/01/18 (A) (D)		1,502	1,562
0.000%, 07/01/20 (A) (B)		2,772	161
CenterCredit International
8.625%, 01/30/14		2,900	2,929
Citigroup Global Markets for JSC Kazkommertsbank
8.700%, 04/07/14 (B)		1,550	1,317
Halyk Savings Bank of Kazakhstan
9.250%, 10/16/13		875	946
7.750%, 05/13/13		100	104
7.250%, 05/03/17		1,150	1,138
Kazakhstan Temir Zholy Finance
6.375%, 10/06/20		1,995	2,025
Kazatomprom
6.250%, 05/20/15		1,050	1,114
6.250%, 05/20/15		750	796
Kazkommertsbank
12.850%, 12/18/12		600	627
8.500%, 04/16/13		1,850	1,785
8.000%, 11/03/15		2,050	1,927
7.875%, 04/07/14		900	851
7.500%, 11/29/16		2,850	2,508
6.875%, 02/13/17	EUR	500	583
KazMunayGas National
11.750%, 01/23/15 (A)		3,963	4,857
9.125%, 07/02/18		2,023	2,301
9.125%, 07/02/18 (A)		2,600	2,989
8.375%, 07/02/13		3,650	3,960
7.000%, 05/05/20 (A)		3,039	3,092
6.375%, 04/09/21 (A)		3,629	3,511

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Tengizchevroil Finance
6.124%, 11/15/14		366	$382
Zhaikmunai Finance BV
10.500%, 10/19/15 (A)		2,031	1,949

			43,736

Lebanon — 0.0%
Republic of Lebanon MTN
9.000%, 03/20/17		150	180

Lithuania — 0.8%
Republic of Lithuania
7.375%, 02/11/20 (A)		1,950	2,174
7.375%, 02/11/20		1,500	1,650
6.750%, 01/15/15 (A)		1,405	1,520
5.125%, 09/14/17 (A)		2,940	2,909

			8,253

Malaysia — 3.4%
Axiata SPV1 Labuan
5.375%, 04/28/20		300	313
Government of Malaysia
3.835%, 08/12/15		11,180	3,600
3.741%, 02/27/15	MYR	12,440	3,995
Malaysia Sukuk Global Berhad
3.928%, 06/04/15 (A)		450	470
Petroliam Nasional
7.750%, 08/15/15		1,460	1,789
7.625%, 10/15/26		430	561
Petronas Capital
7.875%, 05/22/22		4,930	6,519
7.875%, 05/22/22 (A)		450	596
7.000%, 05/22/12		3,055	3,294
5.250%, 08/12/19 (A)		11,515	12,722
5.250%, 08/12/19		1,200	1,326

			35,185

Mexico — 9.3%
Alestra
11.750%, 08/11/14 (E)		722	819
Axtel
9.000%, 09/22/19		1,062	977
7.625%, 02/01/17 (A)		131	118
BBVA Bancomer
6.008%, 05/17/22 (B)		780	786
Cemex Espana Luxembourg
9.500%, 12/14/16		500	500
9.250%, 05/12/20		1,002	952
9.250%, 05/12/20 (A) (E)		2,578	2,449
Cemex Finance Europe BV
4.750%, 03/05/14		483	516
Corporation Geo
9.250%, 06/30/20 (A)		1,100	1,257
9.250%, 06/30/20		500	571

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Desarrolla
7.500%, 09/28/15		252	$261
Grupo Senda
10.500%, 10/03/15		4,590	4,613
Hipotecaria Su Casita
8.500%, 10/04/16 (A)		222	88
8.500%, 10/04/16		81	32
Mexican Bonos
9.500%, 12/18/14	MXP	12,283	1,114
9.000%, 06/20/13		8,800	766
9.000%, 12/20/12		32,690	2,817
8.500%, 12/13/18		53,900	4,830
7.500%, 06/21/12		9,200	768
Mexican Bonos, Ser M10
7.250%, 12/15/16	MXP	13,000	1,095
Mexican Udibonos
5.000%, 06/16/16		12,930	5,398
4.000%, 06/13/19		6,830	2,738
NII Capital
10.000%, 08/15/16		4,165	4,623
Oceanografia
11.250%, 07/15/15		1,286	791
Pemex Finance
9.150%, 11/15/18		1,895	2,486
Pemex Project Funding Master Trust
6.625%, 06/15/35		2,522	2,635
5.750%, 03/01/18		1,670	1,817
Petroleos Mexicanos
8.000%, 05/03/19 (A)		465	569
8.000%, 05/03/19		1,050	1,286
6.000%, 03/05/20 (A)		500	545
5.500%, 01/21/21		300	314
United Mexican States
8.300%, 08/15/31		3,193	4,366
8.125%, 12/30/19		700	922
8.000%, 09/24/22 (E)		5,064	6,938
6.625%, 03/03/15		2,350	2,738
6.050%, 01/11/40		3,814	4,052
5.950%, 03/19/19		4,056	4,654
5.625%, 01/15/17		18,530	20,846
5.125%, 01/15/20		800	864
United Mexican States, Ser A MTN
6.750%, 09/27/34		1,763	2,054

			95,965

Nigeria — 0.1%
GTB Finance
8.500%, 01/29/12		500	512
UBS
0.000%, 09/04/17 (A) (B)		800	561

			1,073

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13	2,750	$413

Pakistan — 0.5%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)	330	310
Republic of Pakistan
7.125%, 03/31/16 (E)	2,750	2,531
6.875%, 06/01/17	2,850	2,551

		5,392

Panama — 2.1%
Republic of Panama
9.375%, 04/01/29 (E)	7,440	10,639
9.375%, 01/16/23	595	821
8.875%, 09/30/27	3,306	4,678
8.125%, 04/28/34 (E)	940	1,203
7.250%, 03/15/15	1,800	2,106
6.700%, 01/26/36	1,650	1,918

		21,365

Peru — 2.6%
Banco de Credito del Peru
5.375%, 09/16/20 (A)	1,315	1,312
Continental Senior Trustees Cayman
5.500%, 11/18/20 (A)	904	892
Interoceanica IV Finance
3.966%, 11/30/25 (A) (F)	724	353
3.899%, 11/30/18 (A) (F)	335	260
3.230%, 11/30/18	634	492
Peru Enhanced Pass-Through Finance
4.417%, 05/31/18 (F)	403	325
3.998%, 05/31/18 (A) (F)	456	367
Republic of Peru
8.750%, 11/21/33	6,800	9,673
8.375%, 05/03/16	750	937
7.350%, 07/21/25	9,180	11,291
7.125%, 03/30/19	1,034	1,261
6.550%, 03/14/37	120	137

		27,300

Philippines — 5.4%
National Power
9.625%, 05/15/28	1,100	1,512
Power Sector
7.390%, 12/02/24	1,150	1,389
7.250%, 05/27/19	100	120
Republic of Philippines
10.625%, 03/16/25	4,476	7,027
9.500%, 10/21/24	200	295
9.500%, 02/02/30	3,730	5,558

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	107

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
9.375%, 01/18/17		10,040	$13,479
8.875%, 03/17/15		125	158
8.375%, 06/17/19		1,900	2,494

7.750%, 01/14/31		2,443	3,078
7.500%, 09/25/24		6,019	7,674
6.375%, 01/15/32		890	977
6.375%, 10/23/34		4,711	5,159
Republic of Phillippines
4.000%, 01/15/21		7,066	7,022

			55,942

Poland — 1.5%
Polish Television Holding BV
11.000%, 05/15/17 (A)		700	885
Republic of Poland
6.375%, 07/15/19		11,374	12,627
TVN Finance
10.750%, 11/15/17		200	281
TVN Finance II
10.750%, 11/15/17 (A)	EUR	1,500	2,087

			15,880

Qatar — 1.9%
Qatari Diar Finance QSC
5.000%, 07/21/20 (A)		1,800	1,832
Qtel International Finance
7.875%, 06/10/19		3,060	3,651
6.500%, 06/10/14 (A)		600	666
5.000%, 10/19/25 (A)		460	418
4.750%, 02/16/21 (A)		504	469
State of Qatar
9.750%, 06/15/30		535	805
6.400%, 01/20/40 (A)		705	783
5.250%, 01/20/20		1,737	1,887
5.250%, 01/20/20 (A)		6,885	7,402
4.000%, 01/20/15		1,600	1,668

			19,581

Russia — 7.7%
Alfa Bank Via Alfa Bond Issuance
7.875%, 09/25/17 (A)		771	773
Alfa Dividend Payment Rights Finance MTN
2.192%, 12/15/11 (A) (B)		118	108
Alfa Invest MTN
9.250%, 06/24/13 (A)		1,200	1,297
Alfa Issuance MTN
8.000%, 03/18/15		208	211
ALROSA Finance
7.750%, 11/03/20		1,495	1,495
Edel Capital for Sinek Capital SA
7.700%, 08/03/15		600	636

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Gaz Capital MTN
8.625%, 04/28/34		566	$661
6.510%, 03/07/22 (A)		855	861

Kuznetski (Bank of Moscow)
5.967%, 11/25/15 (B)		1,300	1,248
MTS International
8.625%, 06/22/20 (A)		2,583	2,874
RSHB Capital for Russian Agricultural Bank MTN
7.750%, 05/29/18		450	485
6.299%, 05/15/17		250	249
Russian Federation
12.750%, 06/24/28		3,370	5,850
11.200%, 12/17/14	RUB	49,200	1,799
7.500%, 03/31/30 (D)		31,764	36,570
Russian Federation MTN
10.550%, 07/08/11		55,200	1,810
Russian Foreign Bond - Eurobond
5.000%, 04/29/20 (A)		500	499
RZD Capital MTN
5.739%, 04/03/17		550	562
SCF Capital
5.375%, 10/27/17 (A)		1,900	1,843
Severstal OAO Via Steel Capital
6.700%, 10/25/17 (A)		739	715
Teorema Holding
11.000%, 10/27/09 (C) (I)		2,000	200
TNK-BP Finance
7.875%, 03/13/18 (A)		176	195
7.500%, 07/18/16 (A)		415	460
7.250%, 02/02/20 (A)		469	505
6.250%, 02/02/15 (A)		238	251
UBS (Vimpelcom)
8.250%, 05/23/16		190	207
VEB Finance
6.902%, 07/09/20 (A)		3,235	3,308
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)		400	451
9.125%, 04/30/18		1,200	1,335
8.375%, 04/30/13		1,850	1,980
Vnesheconombank Via VEB Finance
6.902%, 07/09/20		200	204
6.800%, 11/22/25 (A)		1,250	1,216
5.450%, 11/22/17 (A)		900	884
VTB Bank Via VTB Capital
6.551%, 10/13/20 (A)		960	950
VTB Capital
6.875%, 05/29/18		5,250	5,460
6.609%, 10/31/12 (A)		1,100	1,169
6.250%, 06/30/35		498	498

			79,819

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Saudi Arabia — 0.2%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (A)		1,050	$1,034
10.750%, 02/18/15		500	492

			1,526

Singapore — 0.7%
Sea Production
2.192%, 02/14/12		8,429	5,732
STATS ChipPac
7.500%, 08/12/15 (A)		937	991

			6,723

South Africa — 1.8%
Consol Glass MTN
7.625%, 04/15/14	EUR	285	362
Edcon Proprietary
4.129%, 06/15/14 (B)	EUR	2,850	3,033
Myriad International Holding
6.375%, 07/28/17 (A)		2,370	2,452
Republic of South Africa
8.500%, 06/23/17		815	1,035
6.875%, 05/27/19		3,006	3,592
6.750%, 03/31/21		15,080	1,902
6.500%, 06/02/14		2,555	2,913
5.875%, 05/30/22		1,895	2,103
5.500%, 03/09/20		1,600	1,744

			19,136

South Korea — 0.4%
Export-Import Bank of Korea
8.125%, 01/21/14		2,105	2,435
5.875%, 01/14/15		1,125	1,241

			3,676

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)		500	558
6.250%, 10/04/20 (A)		400	412

			970

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19		565	686
Eurasian Development Bank
7.375%, 09/29/14 (A)		350	379

			1,065

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Thailand — 0.3%
True Move
10.750%, 12/16/13	500	$528
10.750%, 12/16/13 (A)	850	907
10.375%, 08/01/14 (A)	1,350	1,411

		2,846

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	653	793
6.000%, 05/08/22	2,324	2,336
6.000%, 05/08/22 (A)	671	674

		3,803

Tunisia — 0.3%
Banque Centrale de Tunisie
7.375%, 04/25/12	2,210	2,382
6.250%, 02/20/13	430	600

		2,982

Turkey — 4.4%
Akbank
5.125%, 07/22/15 (A)	1,188	1,184
Globus Capital Finance
8.500%, 03/05/12	700	656
Republic of Turkey
11.875%, 01/15/30	1,175	2,056
9.500%, 01/15/14	300	363
8.000%, 02/14/34	1,950	2,535
7.500%, 11/07/19	1,835	2,243
7.500%, 07/14/17	2,625	3,170
7.375%, 02/05/25	5,307	6,518
7.250%, 03/15/15	950	1,102
7.250%, 03/05/38	740	899
7.000%, 06/05/20	1,163	1,375
7.000%, 09/26/16	1,209	1,412
7.000%, 03/11/19	550	649
6.875%, 03/17/36	6,295	7,239
6.750%, 05/30/40	4,891	5,527
6.750%, 04/03/18	5,180	6,035
5.625%, 03/30/21	2,250	2,430

		45,393

Ukraine — 4.4%
Avangardco Investments
10.000%, 10/29/15	524	493
Biz Finance for Ukreximbank
8.375%, 04/27/15	1,900	1,907
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15	215	196

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	109

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2010

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11		1,000	$1,012
6.800%, 10/04/12		800	790
DTEK Finance
9.500%, 04/28/15		333	345
9.500%, 04/28/15 (A)		790	818
Financing of Infrastrucural Projects State Enterprise
8.375%, 11/03/17 (A)		650	653
Government of Ukraine
7.750%, 09/23/20 (A)		2,450	2,376
7.650%, 06/11/13		250	254
7.650%, 06/11/13		2,773	2,820
6.875%, 09/23/15 (A)		3,679	3,532
6.875%, 03/04/11		500	501
6.750%, 11/14/17		1,200	1,141
6.580%, 11/21/16		1,570	1,494
6.385%, 06/26/12		1,445	1,442
3.200%, 12/19/10	JPY	760,000	9,019
Government of Ukraine Registered
6.580%, 11/21/16 (A)		200	192
Metinvest
10.250%, 05/20/15		101	104
10.250%, 05/20/15 (A)		800	820
MHP
10.250%, 04/29/15		293	303
10.250%, 04/29/15		1,965	2,034
NAK Naftogaz Ukraine
9.500%, 09/30/14		9,373	9,795
Springvale Holdings
9.181%, 09/07/09 (B) (C) (I)		1,000	75
UK Private Bank
8.000%, 02/06/12		3,200	3,104

			45,220

United Arab Emirates — 2.7%
Aldar Funding
5.767%, 11/10/11		3,339	3,214
Dolphin Energy
5.888%, 06/15/19 (A)		432	460
5.888%, 06/15/19		767	817
DP World
6.850%, 07/02/37		1,570	1,406
Dubai DOF Sukuk MTN
6.396%, 11/03/14		2,050	2,014
Dubai Electricity & Water Authority
8.500%, 04/22/15		252	262
8.500%, 04/22/15 (A)		1,650	1,715
7.375%, 10/21/20 (A)		2,520	2,331
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14	EUR	3,350	3,445

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

0.662%, 02/01/12 (B)		200	$172
Dubai Sukuk Centre
0.668%, 06/13/12 (B)		750	622
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		670	793
6.750%, 04/08/19		1,000	1,180
Jafz Sukuk
3.741%, 11/27/12 (B)	AED	25,100	5,903
Nakheel Development 2
2.750%, 01/16/11		3,400	3,816

			28,150

Uruguay — 2.5%
Republic of Uruguay PIK
7.875%, 01/15/33		3,720	4,835
Republic of Uruguay
9.250%, 05/17/17		4,870	6,416
8.000%, 11/18/22		8,198	10,494
7.625%, 03/21/36		2,586	3,247
6.875%, 09/28/25		761	906

			25,898

Venezuela — 4.6%
Bolivarian Republic of Venezuela
9.000%, 05/07/23		9,354	5,870
8.250%, 10/13/24		3,965	2,389
Government of Venezuela
13.625%, 08/15/18		737	685
13.625%, 08/15/18		2,435	2,265
12.750%, 08/23/22		200	165
10.750%, 09/19/13		900	821
9.375%, 01/13/34		2,370	1,511
9.250%, 09/15/27		4,025	2,727
9.250%, 05/07/28		4,715	2,947
8.500%, 10/08/14		5,139	4,188
7.750%, 10/13/19		2,000	1,260
7.650%, 04/21/25		3,915	2,231
7.000%, 12/01/18		255	157
7.000%, 03/31/38		200	103
6.000%, 12/09/20		1,050	577
5.750%, 02/26/16		2,900	1,936
Petroleos de Venezuela
5.500%, 04/12/37		3,150	1,370
5.375%, 04/12/27		8,791	3,934
5.250%, 04/12/17 (E)		13,425	7,196
5.000%, 10/28/15		1,700	926
4.900%, 10/28/14		7,431	4,496

			47,754

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16		350	392

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

6.750%, 01/29/20	500	$555
6.750%, 01/29/20 (A)	1,052	1,168

		2,115

Total Global Bonds (Cost $870,308) ($ Thousands)		957,287

LOAN PARTICIPATIONS — 1.1%

Angola — 0.2%
Republic of Angola
3.006%, 04/30/16 (H) (I)	1,300	1,545

Cambodia — 0.2%
CAMGSM PIK
12.756%, 05/25/11	2,359	2,359

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (F) (H) (I)	221	227

Indonesia — 0.2%
PT Bumi Resources
0.000%, 08/07/13	1,973	2,012

Russia — 0.2%
Snegri Overseas
10.500%, 10/10/11 (H) (I)	2,286	1,829

Singapore — 0.3%
Morton Bay Senior
6.250%, 06/30/11 (H) (I)	3,054	3,054

Total Loan Participations (Cost $11,635) ($ Thousands)		11,026

CONVERTIBLE BONDS — 0.4%
FirstSource Solutions CV to 42,549.14 Shares
6.011%, 12/04/12 (F)	2,300	2,602
Suzlon Energy CV to 22.6830 Shares
1.307%, 06/12/12	1,360	1,428
Suzlon Energy CV to 533.2762 Shares
2.452%, 07/25/14 (F)	500	434

Total Convertible Bonds (Cost $3,804) ($ Thousands)		4,464

Description	Face Amount (Thousands) (1)/ Shares	Market Value ($ Thousands)

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires 10/27/11* (I)	136	$—
Teorema Holding B, Expires 10/27/11* (I)	272	—

Total Warrants (Cost $47) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
0.210%,**† (G)	13,928,345	13,669

Total Affiliated Partnership (Cost $13,928) ($ Thousands)		13,669

Total Investments — 95.1% (Cost $899,722) ($ Thousands)		$986,446

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Ultra Long Treasury Bond	3	Apr-2011	$7

For the six month period ended November 30, 2010, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/1/10-2/22/11	USD	5,534	INR	250,707	$(103)
12/2/10	BRL	21,230	USD	12,400	56
12/2/10	USD	4,211	BRL	7,167	(44)
12/13/10	INR	45,788	USD	1,026	30
12/13/10	KRW	5,308,644	USD	4,680	100
12/20/10-12/30/10	EUR	6,581	USD	8,785	220
12/27/10	PLN	19,393	USD	6,715	462
12/27/10-2/7/11	USD	14,093	PLN	39,695	(1,309)
12/30/10	JPY	765,445	USD	9,162	18
1/26/11	COP	10,692,000	USD	5,775	214
1/26/11	USD	5,556	COP	10,692,000	5
5/20/11	CNY	14,275	USD	2,127	(22)
5/20/11-8/9/11	USD	6,060	CNY	40,471	62

					$(311)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	111

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2010

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$1,389	$1,386	$(3)
Barclays Capital	2,400	2,490	90
Citigroup	29,683	30,017	334
Goldman Sachs	1,907	1,882	(25)
HSBC	2,278	2,324	46
JPMorgan Securities	23,073	23,730	657
Morgan Stanley	11,405	10,697	(708)
UBS	12,909	12,207	(702)

			$(311)

A summary of outstanding swap agreements held by the Fund at November 30, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
HSBC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	2,475,000	$42
Barclays Bank PLC	Republic of Korea 5% 06/10/20	Cash Deposit Of Notional Amount	Price Return	06/10/20	2,497,000	15

						$57

Percentages are based on a Net Assets of $1,037,598 ($ Thousands).

(1)	In U.S. dollars unless otherwise indicated.

*	Non-Income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2010. The date reported on the Schedule of Investments is the next reset date.

(C)	Security in default on interest payments.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on November 30, 2010. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $13,035 ($ Thousands).

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(G)	This security was purchase with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $13,669 ($ Thousands).

(H)	Security considered illiquid. The total value of such securities as of November 30, 2010 was $6,655 ($ Thousands) and represented 0.64% of Net Assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees The total value of such securities as of November 30, 2010 was $6,930 ($ Thousands) and represented 0.67% of Net Assets.

AED — United Arab Emirates Dirham

ARS — Argentine Peso

BRL — Brazilian Real

CNY — Chinese Yuan Renminbi

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

IDR — Indonesia Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — South Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in-Kind

PLN — Polish Zloty

RUB — Russian Ruble

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$957,287	$—	$957,287
Loan Participations	—	—	11,026	11,026
Convertible Bonds	—	4,464	—	4,464
Warrants	—	—	—	—
Affiliated Partnership	—	13,669	—	13,669

Total Investments in Securities	$—	$975,420	$11,026	$986,446

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$7	$—	$—	$7
Forwards	—	(311)	—	(311)
Total Return Swaps	—	57	—	57

Total Other Financial Instruments	$7	$(254)	$—	$(247)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Total Return Swaps
Beginning balance as of June 1, 2010	$9,135	(4)
Accrued discounts/premiums	15	—
Realized gain/(loss)	—	1
Change in unrealized appreciation/(depreciation)	327	(1)
Net purchases/sales	1,549	4
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$11,026	$—

Changes in unrealized gain/(loss) included in earnings related to securities still held at reporting date	$(121)	$—

During the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended November 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	113

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 96.7%
U.S. Treasury Inflation-Protected Securities
3.000%, 07/15/12	$16,300	$20,941
2.000%, 04/15/12	30,146	33,453
2.000%, 01/15/14	34,224	43,465
2.000%, 07/15/14	31,836	39,992
1.875%, 07/15/13	20,195	25,522
1.875%, 07/15/15	7,350	9,020
1.625%, 01/15/15	34,100	41,887
1.250%, 04/15/14	24,025	26,117
0.625%, 04/15/13	31,570	33,513
0.500%, 04/15/15	50,825	52,743

Total U.S. Treasury Obligations (Cost $316,467) ($ Thousands)		326,653

Total Investments — 96.7% (Cost $316,467) ($ Thousands)		$326,653

Percentages are based on Net Assets of $337,801 ($ Thousands)

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$326,653	$—	$326,653

Total Investments in Securities	$—	$326,653	$—	$326,653

During the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended November 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

November 30, 2010

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) (B) — 35.2%
U.S. Treasury Bills
0.145%, 12/23/10	$20,000	$19,998
0.130%, 12/02/10	16,000	16,000

Total U.S. Treasury Obligations (Cost $35,998) ($ Thousands)		35,998

CASH EQUIVALENT — 34.7%
SEI Daily Income Trust, Prime Obligation Fund,
Cl A 0.120%*†	35,423,065	35,423

Total Cash Equivalent (Cost $35,423) ($ Thousands)		35,423

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) — 23.5%
FHLB
0.170%, 02/23/11	17,000	16,993
FHLMC
0.180%, 12/02/10	7,000	7,000

Total U.S. Government Agency Obligations (Cost $23,993) ($ Thousands)		23,993

Total Investments — 93.4% (Cost $95,414) ($ Thousands)		$95,414

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	1,348	Dec-2010	$1,443
U.S. 10-Year Treasury Note	110	Mar-2011	(55)

			$1,388

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $102,137 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

S&P — Standard and Poor’s

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S Treasury Obligations	$—	$35,998	$—	$35,998
Cash Equivalent	35,423	—	—	35,423
U.S. Government Agency Obligations	—	23,993	—	23,993

Total Investments in Securities	$35,423	$59,991	$—	$95,414

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,388	$—	$—	$1,388

Total Other Financial Instruments	$1,388	$—	$—	$1,388

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended November 30, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	115

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2010

		Large Cap Fund		Large Cap Diversified Alpha Fund		Large Cap Disciplined Equity Fund
ASSETS:
	Investments at value†	$1,474,092	*	$356,931		$6,314,388	*
	Affiliated investment, at value††	193,999		13,563		1,731,403
	Cash	4		—		578
	Foreign currency, at value†††	—		—		—
	Receivable for fund shares sold	317		1,433		51,272
	Receivable for investment securities sold	4,813		1,520		43,710
	Dividends and interest receivable	2,627		738		16,821
	Receivable for variation margin	—		768		—
	Foreign tax reclaim receivable	9		2		—
	Unrealized gain on foreign spot currency contracts	—		—		—
	Unrealized gain on forward foreign currency contracts	—		—		—
	Prepaid expenses	13		3		72
	Total Assets	1,675,874		374,958		8,158,244
LIABILITIES:
	Payable upon return on securities loaned	159,125		—		614,174
	Payable for investment securities purchased	3,916		980		41,373
	Payable for fund shares redeemed	13,373		498		22,814
	Payable for loss on securities lending	—		—		—
	Payable to custodian	—		5		—
	Payable for variation margin	263		844		6,820
	Unrealized loss on foreign spot currency contracts	—		—		—
	Unrealized loss on forward foreign currency contracts	—		—		—
	Investment advisory fees payable	312		92		1,068
	CCO fees payable	4		1		26
	Accrued expense payable	24		10		149
	Total Liabilities	177,017		2,430		686,424
	Net Assets	$1,498,857		$372,528		$7,471,820
†	Cost of investments and repurchase agreements	1,316,296		315,473		5,540,751
††	Cost of affiliated investments	194,859		13,563		1,902,649
†††	Cost of foreign currency	—		—		—
*	Includes market value of securities on loan	154,226		—		595,739
NET ASSETS:
	Paid-in Capital — (unlimited authorization — no par value)	$1,428,822		$512,709		$9,089,637
	Undistributed net investment income	3,474		2,170		43,591
	Accumulated net realized gain (loss) on investments, option contracts, swaptions, futures, swap contracts and foreign currency	(92,106)		(184,329)		(2,344,643)
	Net unrealized appreciation on investments and option contracts	156,936		41,458		602,391
	Net unrealized appreciation (depreciation) on futures contracts	1,731		520		80,844
	Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
	Net Assets	$1,498,857		$372,528		$7,471,820
Net Asset Value, Offering and Redemption Price Per Share — Class A		$16.15		$8.42		$9.57
		($1,498,857,180 ÷ 92,799,796 shares	)	($372,528,462 ÷ 44,241,324 shares	)	($7,471,819,845 ÷ 780,827,347 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		International Equity Fund

$521,913	*	$1,250,369	*	$1,935,379	*	$138,649		$522,992 *
59,710		208,977		672,658		2,205		26,113
—		302		776		—		6,895
—		471		5		—		635
188		1,101		843		5		564
—		4,921		9,924		432		6
1,192		1,141		1,945		285		1,213
—		—		—		—		—
—		—		—		—		950
—		—		—		—		431
—		18		8		—		—
5		14		20		1		3
583,008		1,467,314		2,621,558		141,577		559,802

49,675		4,175		597,115		—		16,734
—		1,337		11,496		664		724
1,022		4,930		20,643		654		3,161
—		4,705		—		—		—
—		—		—		—		—
92		1,555		414		11		130
—		—		—		—		434
—		—		25		—		—
20		627		797		38		160
2		5		7		1		2
16		33		49		9		153
50,827		17,367		630,546		1,377		21,498
$532,181		$1,449,947		$1,991,012		$140,200		$538,304
379,565		1,043,682		1,578,700		109,352		484,879
60,387		209,417		680,823		2,205		26,871
—		475		5		—		632
48,242		3,735		577,992		—		15,751

$441,915		$1,639,788		$2,126,143		$72,764		$934,521
1,612		1,830		2,174		373		25,677
(53,802)		(401,508)		(487,200)		37,727		(458,862)
141,671		206,247		348,514		29,297		37,355
785		3,594		1,401		39		(180)
—		(4)		(20)		—		(207)
$532,181		$1,449,947		$1,991,012		$140,200		$538,304
$102.65		$11.65		$11.65		$12.09		$7.30
($532,181,266 ÷ 5,184,603 shares	)	($1,449,947,038 ÷ 124,473,381 shares	)	($1,991,012,128 ÷ 170,973,522 shares	)	($140,200,374 ÷ 11,592,364 shares	)	($538,303,561 ÷ 73,746,724 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	117

Statements of Assets and Liabilities ($ Thousands) (Unaudited)

November 30, 2010

	World Equity Ex-US Fund		Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund
ASSETS:
Investments at value†	$4,271,512	*	$73,743	$44,584
Affiliated investment, at value††	506,446		3,635	81,535
Cash	49,746		837	1,470
Foreign currency, at value†††	11,893		453	—
Cash pledged as collateral for forward foreign currency contracts, future contracts and swap contracts	—		—	25
Receivable for fund shares sold	11,842		1,107	13,948
Receivable for investment securities sold	23,525		368	656
Dividends and interest receivable	7,637		129	214
Receivable for variation margin	70		1	1
Foreign tax reclaim receivable	2,131		47	1
Unrealized gain on foreign spot currency contracts	15		50	—
Unrealized gain on forward foreign currency contracts	—		—	—
Swap contracts at value ††††	—		—	—
Prepaid expenses	42		1	1
Total Assets	4,884,859		80,371	142,435
LIABILITIES:
Payable upon return on securities loaned	336,575		—	—
Payable for foreign currency	—		—	—
Payable for investment securities purchased	25,292		366	3,129
Payable for fund shares redeemed	17,781		5	311
Payable for loss on securities lending	—		—	—
Income distribution payable	—		—	—
Swap contracts at value††††	—		—	—
Options written, at value†††††	—		—	—
Payable to custodian	—		—	—
Payable for variation margin	1,741		33	3
Unrealized loss on foreign spot currency contracts	24		50	—
Unrealized loss on forward foreign currency contracts	—		—	—
Investment advisory fees payable	1,598		20	39
CCO fees payable	14		—	—
Trustees fees payable	—		—	—
Accrued expense payable	447		135	18
Accrued foreign capital gains tax on appreciated securities	590		—	—
Total Liabilities	384,062		609	3,500
Net Assets	$4,500,797		$79,762	$138,935
† Cost of investments and repurchase agreements	3,860,498		67,601	46,114
†† Cost of affiliated investments	509,023		3,635	101,632
††† Cost of foreign currency	11,894		454	—
†††† Premiums received	—		—	—
††††† Premiums received	—		—	—
* Includes market value of securities on loan	317,808		—	—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$4,927,304		$96,816	$186,819
Undistributed net investment income
(Accumulated net investment loss)	83,066		1,135	2,336
Accumulated net realized gain (loss) on investments, option contracts, futures contracts, swap contracts and foreign currency	(917,707)		(24,307)	(28,590)
Net unrealized appreciation (depreciation) on investments and option contracts	408,437		6,142	(21,627)
Net unrealized appreciation (depreciation) on futures contracts	248		(22)	(3)
Net unrealized appreciation (depreciation) on swap contracts	—		—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	39		(2)	—
Accumulated foreign capital gains tax on appreciated securities	(590)		—	—
Net Assets	$4,500,797		$79,762	$138,935
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.45		$8.08	$7.86
	($4,500,797,262 ÷ 430,895,866 shares	)	($79,761,909 ÷ 9,875,210 shares )	($138,934,955 ÷ 17,669,372 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund

$6,432,952	*	$1,804,372	*	$2,824,338		$ 972,777	*	$326,653		$ 59,991
299,225		44,314		24,235		13,669		—		35,423
7,936		—		152		32,027		8,258		—
—		—		—		—		—		—
5,608		2,631		—		2,418		—		150
52,394		29,607		2,847		14,796		3,219		7,053
1,340,698		20,340		25,538		103		26,005		—
39,695		34,922		34,120		16,345		1,459		4
985		—		1,416		3		—		21
44		67		23		—		—		—
—		—		—		8,177		—		—
—		—		—		1,167		—		—
13,958		—		—		4,595		—		—
61		19		30		10		4		—
8,193,556		1,936,272		2,912,699		1,066,087		365,598		102,642

135,674		6		—		13,928		—		—
—		—		—		1,491		—		—
1,950,688		22,628		25,932		560		—		—
7,742		6,325		45,988		2,324		27,734		—
—		1,913		—		—		—		—
1,280		381		144		—		—		—
15,280		447		—		—		—		—
297		—		—		—		—		—
—		14		—		—		—		—
643		—		342		—		—		465
—		—		—		8,195		—		—
—		—		—		1,478		—		—
680		517		432		450		56		38
21		6		10		4		1		—
—		—		—		—		—		—
141		—		63		59		6		2
—		65		—		—		—		—
2,112,446		33,302		72,911		28,489		27,797		505
$6,081,110		$1,903,970		$2,839,788		$1,037,598		$337,801		$102,137
6,386,288		1,736,289		2,626,321		885,794		316,467		59,991
307,318		44,314		24,235		13,928		—		35,423
—		—		—		—		—		—
10,340		831		—		—		—		—
318		—		—		—		—		—
131,709		5		—		13,035		—		—

$5,873,962		$1,963,001		$2,578,754		$ 976,528		$319,620		$100,645

4,637		1,699		(180)		3,317		1,154		(66)
176,342		(127,535)		58,462		(28,670)		6,841		170
38,592		68,083		198,017		86,724		10,186		—
(762)		—		4,735		7		—		1,388
(11,661)		(1,278)		—		57		—		—
—		—		—		(365)		—		—
—		—		—		—		—		—
$6,081,110		$1,903,970		$2,839,788		$1,037,598		$337,801		$102,137
$10.70		$9.19		$9.09		$11.26		$10.57		$10.40
($6,081,109,844 ÷ 568,213,946 shares	)	($1,903,970,028 ÷ 207,224,076 shares	)	($2,839,787,774 ÷ 312,447,193 shares	)	($1,037,598,305 ÷ 92,144,633 shares	)	($337,801,200 ÷ 31,961,218 shares	)	($102,136,721 ÷ 9,817,999 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	119

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2010

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$11,056	$2,926	$64,136
Dividends from Affiliated Registered Investment Company(1)	35	10	275
Interest Income	10	4	109
Security Lending Income — Net	109	—	489
Less: Foreign Taxes Withheld	(9)	(2)	(4)
	11,201	2,938	65,005
Expenses:
Investment Advisory Fees	2,718	706	14,337
Administration Fees	340	88	1,792
Trustee Fees	11	3	64
Chief Compliance Officer Fees	3	1	17
Custodian/Wire Agent Fees	36	11	216
Professional Fees	24	7	143
Printing Fees	5	1	27
Registration Fees	2	1	15
Overdraft Fees	—	—	—
Other Expenses	18	11	84
Total Expenses	3,157	829	16,695
Less:
Waiver of Investment Advisory Fees	(1,039)	(183)	(8,209)
Waiver of Administration Fees	(340)	(88)	(1,792)
Fees Paid Indirectly(1)	(12)	—	(3)
Net Expenses	1,766	558	6,691
Net Investment Income	9,435	2,380	58,314
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	18,664	7,274	145,972
Affiliated Investments	—	(12,818)	—
Futures Contracts	2,329	(2,824)	1,674
Swap Contracts	—	—	—
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	92,670	23,993	271,378
Affiliated Investments	(31)	13,128	23,301
Futures Contracts	3,314	2,646	114,935
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—
Net Increase in Net Assets Resulting From Operations	$126,381	$33,779	$615,574

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Large Cap Index Fund	Small Cap Fund	Small/Mid Cap Equity Fund	U.S. Managed Volatility Fund	International Equity Fund

$5,215	$8,330	$11,598	$1,930	$4,772
8	36	50	3	10
1	224	130	1	38
69	534	530	—	306
(1)	(18)	(25)	(8)	(208)
5,292	9,106	12,283	1,926	4,918

432	4,388	6,382	563	1,511
127	337	491	43	150
5	12	18	2	6
2	3	5	1	1
16	41	62	8	151
10	26	40	5	14
2	5	7	1	2
2	3	5	1	2
—	—	—	—	6
15	24	33	4	55
611	4,839	7,043	628	1,898

(324)	(844)	(1,625)	(279)	(537)
(127)	(337)	(491)	(43)	(150)
	(26)	(125)	—	(19)
160	3,632	4,802	306	1,192
5,132	5,474	7,481	1,620	3,726

(10,503)	58,961	125,145	23,696	12,784
—	—	—	—	—
293	59	4,655	214	1,148
—	—	—	—	(3,263)
—	(27)	(329)	—	(3,243)

51,040	49,720	61,674	(8,595)	67,311
85	5,716	(780)	—	65
1,191	3,434	860	179	20
—	—	—	—	4,287
—	(3)	(17)	—	105
$47,238	$123,334	$198,689	$17,114	$82,940

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	121

Statements of Operations ($ Thousands) (Unaudited)

For the period ended November 30, 2010

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund
Investment Income
Dividends	$39,995	$663	$—
Dividends from Affiliated Registered Investment Company(1)	144	2	3
Interest Income	25	2	1,405
Security Lending Income — Net	1,715	—	—
Less: Foreign Taxes Withheld	(3,029)	(52)	—
	38,850	615	1,408
Expenses:
Investment Advisory Fees	11,624	243	257
Administration Fees	1,057	19	29
Trustee Fees	35	1	1
Chief Compliance Officer Fees	10	—	—
Custodian/Wire Agent Fees	602	176	4
Professional Fees	92	2	2
Printing Fees	16	—	1
Registration Fees	12	—	—
Interest Expense	—	—	—
Overdraft Fees	19	1	—
Other Expenses	106	31	12
Total Expenses	13,573	473	306
Less:
Waiver of Investment Advisory Fees	(2,950)	(153)	(41)
Waiver of Administration Fees	(1,057)	(19)	(29)
Fees Paid Indirectly(1)	(53)	—	—
Net Expenses	9,513	301	236
Net Investment Income (Loss)	29,337	314	1,172
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	31,545	360	(19)
Affiliated Investments	—	—	—
Futures Contracts	14,823	(87)	(36)
Written Options	—	—	—
Swap Contracts	(5,066)	—	—
Foreign Currency Transactions	(13,778)	(80)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	512,992	9,224	22,895
Affiliated Investments	(264)	—	(20,097)
Futures Contracts	2,430	167	(1)
Written Options	—	—	—
Swap Contracts	6,885	—	—
Foreign Capital Gains Tax	(478)	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	104	1	—
Net Increase in Net Assets Resulting From Operations	$578,530	$9,899	$3,914

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Emerging Markets Debt Fund	Real Return Fund	Dynamic Asset Allocation Fund

$—	$297	$—	$—	$—	$—
171	46	32	—	—	9
114,493	82,533	72,896	38,609	2,464	17
209	—	—	5	—	—
(29)	—	—	—	—	—
114,844	82,876	72,928	38,614	2,464	26

8,867	4,387	4,279	4,303	410	110
1,478	450	713	253	93	9
52	15	24	9	3	—
14	4	7	3	1	—
172	49	78	56	4	2
116	34	53	22	7	1
23	7	11	4	1	—
12	6	10	2	1	—
1,036	—	49	—	—	—
—	—	—	3	—	—
89	89	59	48	5	1
11,859	5,041	5,283	4,703	525	123

(5,139)	(1,426)	(1,646)	(1,654)	(58)	(22)
(1,478)	(450)	(713)	(253)	(93)	(9)
(15)	—	—	—	—	—
5,227	3,165	2,924	2,796	374	92
109,617	79,711	70,004	35,818	2,090	(66)

122,657	35,881	68,631	38,234	2,357	723
—	—	—	—	—	—
(4,980)	—	3,682	(83)	(252)	(553)
444	—	—	—	—	—
(4,300)	(450)	(440)	(4)	—	—
95	—	—	(705)	—	—

76,844	44,751	41,333	25,028	4,453	—
1,322	6,513	—	(33)	—	—
437	—	8,415	15	—	1,388
51	—	—	—	—	—
3,725	(555)	511	134	—	—
—	—	—	—	—	—
(138)	—	—	943	—	—
$305,774	$165,851	$192,136	$99,347	$8,648	$1,492

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	123

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2010 (unaudited) and the year ended May 31, 2010

	Large Cap Fund			Large Cap Diversified Alpha Fund
	6/1/10 to 11/30/10		6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10
Operations:
Net Investment Income	$9,435		$14,146	$2,380	$4,520
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	20,993		52,197	(8,368)	45,041
Net Realized Loss on Foreign Currency Transactions	—		—	—	(9)
Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Future Contracts	95,953		51,674	39,767	21,406
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—		—	—	1
Net Increase in Net Assets Resulting from Operations	126,381		118,017	33,779	70,959
Dividends From:
Net Investment Income:
Class A	(9,282)		(12,504)	(1,600)	(4,456)
Total Dividends	(9,282)		(12,504)	(1,600)	(4,456)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	381,674		780,894 (2)	29,218	53,221
Reinvestment of Dividends & Distributions	9,134		11,980	1,294	3,677
Cost of Shares Redeemed	(239,432	)(3)	(194,426)	(42,663)	(101,903)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	151,376		598,448	(12,151)	(45,005)
Net Increase in Net Assets	268,475		703,961	20,028	21,498
Net Assets:
Beginning of Period	1,230,382		526,421	352,500	331,002
End of Period	$1,498,857		$1,230,382	$372,528	$352,500
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$3,474		$3,321	$2,170	$1,390
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfers of securities (see Note 10).
(3)	Includes redemptions as a result of an in-kind transfers of securities (see Note 10).

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund
6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10

$58,314	$122,842	$5,132	$10,626	$5,474	$10,570

147,646	931,525	(10,210)	(10,201)	59,020	115,418
—	(795)	—	—	(27)	(39)

409,614	304,274	52,316	91,698	58,870	222,973
—	802	—	—	(3)	(2)
615,574	1,358,648	47,238	92,123	123,334	348,920

(47,642)	(113,630)	(5,368)	(10,238)	(5,314)	(10,767)
(47,642)	(113,630)	(5,368)	(10,238)	(5,314)	(10,767)

704,162	1,258,268 (2)	47,242	142,340	118,737	229,238 (2)
46,936	110,682	5,210	9,924	4,908	9,886
(807,972)	(1,696,325)	(71,261)	(78,921)	(131,466)	(223,389)
(56,874)	(327,375)	(18,809)	73,343	(7,821)	15,735
511,058	917,643	23,061	155,228	110,199	353,888

6,960,762	6,043,119	509,120	353,892	1,339,748	985,860
$7,471,820	$6,960,762	$532,181	$509,120	$1,449,947	$1,339,748

$43,591	$32,919	$1,612	$1,848	$1,830	$1,670

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	125

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2010 (unaudited) and the year ended May 31, 2010

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund
	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10
Operations:
Net Investment Income	$7,481	$16,622	$1,620	$5,577
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions Futures Contracts and Swap Contracts	129,800	188,860	23,910	21,373
Net Realized Gain (Loss) on Foreign Currency Transactions	(329)	(215)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Future Contracts and Swap Contracts	61,754	418,448	(8,416)	24,616
Net Change in Unrealized Appreciation (Depreciation) on Foreign Cap Gains Tax	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	(17)	(4)	—	—
Net Increase in Net Assets Resulting from Operations	198,689	623,711	17,114	51,566
Dividends and Distributions From:
Net Investment Income:
Class A	(6,761)	(23,438)	(2,070)	(5,539)
Net Realized Gains:
Class A	—	—	—	(4,493)
Total Dividends and Distributions	(6,761)	(23,438)	(2,070)	(10,032)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	188,739	390,769	18,942 (2)	45,965
Reinvestment of Dividends & Distributions	6,682	22,917	2,053	10,025
Cost of Shares Redeemed	(460,780)	(674,340)	(150,933)	(80,290)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(265,359)	(260,654)	(129,938)	(24,300)
Net Increase (Decrease) in Net Assets	(73,431)	339,619	(114,894)	17,234
Net Assets:
Beginning of Period	2,064,443	1,724,824	255,094	237,860
End of Period	$1,991,012	$2,064,443	$140,200	$255,094
Undistributed Net Investment Income Included in Net Assets at Period End	$2,174	$1,454	$373	$823
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfers of securities (see Note 10).

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund
6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10

$3,726	$16,417	$29,337	$70,990	$314	$1,156	$1,172	$4,348

10,669	90,023	41,302	400,245	273	4,715	(55)	(20,935)
(3,243)	4,439	(13,778)	13,721	(80)	(49)	—	(78)

71,683	(53,314)	522,043	(224,368)	9,391	(21)	2,797	35,722
—	—	(478)	586	—	—	—	—
105	(1,623)	104	(7,251)	1	(17)	—	79
82,940	55,942	578,530	253,923	9,899	5,784	3,914	19,136

—	(13,386)	—	(75,180)	—	(912)	(1,423)	(2,810)

—	—	—	—	—	—	—	—
—	(13,386)	—	(75,180)	—	(912)	(1,423)	(2,810)

62,254	168,088	670,143	1,300,345	5,463	25,764	35,733	6,304
—	11,628	—	73,000	—	785	1,333	1,051
(212,369)	(321,669)	(460,490)	(561,231)	(4,343)	(14,785)	(16,141)	(73,275)
(150,115)	(141,953)	209,653	812,114	1,120	11,764	20,925	(65,920)
(67,175)	(99,397)	788,183	990,857	11,019	16,636	23,416	(49,594)

605,479	704,876	3,712,614	2,721,757	68,743	52,107	115,519	165,113
$538,304	$605,479	$4,500,797	$3,712,614	$79,762	$68,743	$138,935	$115,519
$25,677	$21,951	$83,066	$53,729	$1,135	$821	$2,336	$2,587

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	127

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2010 (unaudited) and the year ended May 31, 2010

	Core Fixed Income Fund		High Yield Bond Fund
	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10
Operations:
Net Investment Income (Loss)	$109,617	$250,203	$79,711	$148,363
Net Realized Gain from Investments, Affiliated Investments, Written Options, Futures Contracts and Swap Contracts	113,821	130,778	35,431	64,320
Net Realized Gain (Loss) on Foreign Currency Transactions	95	416	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options Futures Contracts and Swap Contracts	82,379	356,650	50,709	240,831
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	(138)	541	—	—
Net Increase in Net Assets Resulting from Operations	305,774	738,588	165,851	453,514
Dividends and Distributions From:
Net Investment Income:
Class A	(113,909)	(257,305)	(78,061)	(141,645)
Net Realized Gains:
Class A	—	—	—	(3,523)
Total Dividends and Distributions	(113,909)	(257,305)	(78,061)	(145,168)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	927,398	2,283,474	383,130	483,963
Reinvestment of Dividends & Distributions	106,249	235,877	75,487	138,393
Cost of Shares Redeemed	(850,110)	(1,835,519)	(277,045)	(535,365)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	183,537	683,832	181,572	86,991
Net Increase in Net Assets	375,402	1,165,115	269,362	395,337
Net Assets:
Beginning of Period	5,705,708	4,540,593	1,634,608	1,239,271
End of Period	$6,081,110	$5,705,708	$1,903,970	$1,634,608
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$4,637	$8,929	$1,699	$49
(1)	See Note 4 in the Notes to Financial Statements for additional information.
(2)	Commenced operations on August 2, 2010.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Long Duration Fund		Emerging Markets Debt Fund		Real Return Fund		Dynamic Asset Allocation Fund(2)
6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10	6/1/09 to 5/31/10	6/1/10 to 11/30/10

$70,004	$112,088	$35,818	$77,877	$2,090	$8,931	$(66)

71,873	32,301	38,147	39,929	2,105	11,088	170
—	—	(705)	5,771	—	44	—

50,259	175,210	25,144	87,960	4,453	(5,139)	1,388

—	—	943	(1,104)	—	—	—
192,136	319,599	99,347	210,433	8,648	14,924	1,492

(67,176)	(113,770)	(27,406)	(95,106)	(2,855)	(6,985)	—

—	—	—	—	—	—	—
(67,176)	(113,770)	(27,406)	(95,106)	(2,855)	(6,985)	—

311,692	1,092,791	155,086	257,845	115,567	162,256	100,645
66,309	113,670	26,358	90,608	2,533	4,464	—
(399,360)	(165,150)	(205,385)	(375,408)	(112,850)	(108,378)	—
(21,359)	1,041,311	(23,941)	(26,955)	5,250	58,342	100,645
103,601	1,247,140	48,000	88,372	11,043	66,281	102,137

2,736,187	1,489,047	989,598	901,226	326,758	260,477	—
$2,839,788	$2,736,187	$1,037,598	$989,598	$337,801	$326,758	$102,137

$(180)	$(3,008)	$3,317	$(5,095)	$1,154	$1,919	$(66)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	129

Financial Highlights

For the period ended November 30, 2010 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses) on Securities(2)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2010@	$14.84	$0.11	$1.31	$1.42	$(0.11)		$—	$(0.11)	$16.15	9.63%	$1,498,857	0.26%		0.26%		0.46%	1.39%	46%
2010	12.55	0.23	2.28	2.51	(0.22)		—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47	1.56	72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48	2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26		0.26		0.47	1.66	57
2007	16.93	0.28	3.40	3.68	(0.30)		—	(0.30)	20.31	21.97	693,994	0.26		0.26		0.46	1.57	47
2006	15.53	0.24	1.44	1.68	(0.28)		—	(0.28)	16.93	10.87	801,217	0.25		0.26		0.48	1.47	103
Large Cap Diversified Alpha Fund
Class A
2010@	$7.69	$0.05	$0.72	$0.77	$(0.04)		$—	$(0.04)	$8.42	10.00%	$372,528	0.32%		0.32%		0.47%	1.35%	66%
2010	6.35	0.09	1.34	1.43	(0.09)		—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47	1.26	95
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64	1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64	*	0.64	*	0.79	1.17	77
2007	9.94	0.19	2.04	2.23	(0.16)		(0.07)	(0.23)	11.94	22.64	453,954	0.62	*	0.62	*	0.74	1.77	132
2006(1)	10.00	0.04	(0.09)	(0.05)	(0.01)		—	(0.01)	9.94	(0.49)	139,046	0.45	*	0.45	*	0.66	1.70	47
Large Cap Disciplined Equity Fund
Class A
2010@	$8.86	$0.07	$0.70	$0.77	$(0.06)		$—	$(0.06)	$9.57	8.75%	$7,471,820	0.19%		0.19%		0.47%	1.63%	73%
2010	7.36	0.15	1.49	1.64	(0.14)		—	(0.14)	8.86	22.32	6,960,762	0.18		0.18		0.47	1.74	104
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19		0.19		0.47	1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19		0.19		0.47	1.70	111
2007††	12.36	0.51	2.27	2.78	(0.30)		(0.46)	(0.76)	14.38	23.15	7,833,212	0.23	(3)	0.23	(3)	0.47 (3)	2.43	135
2006††	12.05	0.26	0.85	1.11	(0.22)		(0.58)	(0.80)	12.36	9.33	4,938,416	0.24		0.24		0.47	2.10	140
Large Cap Index Fund
Class A
2010@	$94.53	$0.98	$8.18	$9.16	$(1.04)		$—	$(1.04)	$102.65	9.79%	$532,181	0.06%		0.06%		0.24%	2.02%	10%
2010	78.92	2.01	15.53	17.54	(1.93)		—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24	2.17	11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25	2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06		0.06		0.24	1.97	14
2007	113.02	2.29	23.15	25.44	(2.33)		(0.83)	(3.16)	135.30	22.87	416,933	0.06		0.06		0.24	1.88	10
2006	106.24	2.06	7.77	9.83	(1.94)		(1.11)	(3.05)	113.02	9.34	367,084	0.08		0.08		0.24	1.84	20
Small Cap Fund
Class A
2010@	$10.69	$0.04	$0.96	$1.00	$(0.04)		$—	$(0.04)	$11.65	9.43%	$1,449,947	0.54%		0.54%		0.72%	0.81%	37%
2010	7.97	0.08	2.73	2.81	(0.09)		—	(0.09)	10.69	35.32	1,339,748	0.53		0.54		0.72	0.86	106
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52		0.54		0.72	1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52		0.54		0.72	0.80	99
2007	15.52	0.10	2.85	2.95	(0.12)		(1.91)	(2.03)	16.44	20.32	2,136,857	0.52		0.54		0.72	0.67	92
2006	14.27	0.07	2.55	2.62	(0.06)		(1.31)	(1.37)	15.52	18.93	1,951,138	0.52		0.54		0.72	0.44	119

@	For the six-month period ended November 30, 2010. All ratios for the period have been annualized.
*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% for the period ended May 31, 2009 and 0.32%, 0.35% and 0.34% for 2008, 2007 and 2006, respectively.
**	Includes a return of capital of $0.05 per share. See Note 8 in Notes to Financial Statements.
***	Includes a return of capital of $0.10 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on February 28, 2006. All ratios for the period have been annualized.
(2)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Financial Highlights

For the period ended November 30, 2010 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities(3)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2010@	$10.53	$0.04	$1.12	$1.16	$(0.04)	$—	$(0.04)	$11.65	11.03%	$1,991,012	0.49%	0.50%	0.72%	0.76%	42%
2010	7.85	0.08	2.71	2.79	(0.11)	—	(0.11)	10.53	35.79	2,064,443	0.49	0.50	0.72	0.79	97
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
2007††	13.38	0.19	2.57	2.76	(0.13)	(1.06)	(1.19)	14.95	21.60	1,865,746	0.48	0.50	0.72	0.85	104
2006††	11.96	0.09	1.97	2.06	(0.08)	(0.56)	(0.64)	13.38	17.51	1,216,640	0.50	0.53	0.72	0.69	123
U.S. Managed Volatility Fund
Class A
2010@	$11.16	$0.11	$0.94	$1.05	$(0.12)	$—	$(0.12)	$12.09	9.48%	$140,200	0.35%	0.35%	0.72%	1.87%	55%
2010	9.55	0.22	1.78	2.00	(0.22)	(0.17)	(0.39)	11.16	21.12	255,094	0.35	0.35	0.72	2.04	58
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2010@	$6.37	$0.04	$0.89	$0.93	$—	$—	$—	$7.30	14.60%	$538,304	0.39%	0.39%	0.63%	1.25%	55%
2010	6.08	0.15	0.27	0.42	(0.13)	—	(0.13)	6.37	6.68	605,479	0.39	0.39	0.64	2.25	153
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39 (8)	0.39 (8)	0.61 (8)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40 (7)	0.41 (7)	0.62 (7)	2.99	145
2007	14.05	0.37	3.12	3.49	(0.50)	(2.77)	(3.27)	14.27	28.00	1,790,634	0.50 (4)	0.50 (4)	0.71 (4)	2.69	153
2006	11.15	0.29	3.09	3.38	(0.37)	(0.11)	(0.48)	14.05	30.77	1,656,985	0.36	0.36	0.63	2.30	116
World Equity Ex-US Fund
Class A
2010@	$9.09	$0.07	$1.29	$1.36	$—	$—	$—	$10.45	14.96%	$4,500,797	0.45%	0.45%	0.64%	1.39%	34%
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45	0.45	0.65	2.10	149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45 (9)	0.45 (9)	0.66 (9)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
2007	12.99	0.35	3.47	3.82	(0.33)	(0.52)	(0.85)	15.96	30.29	2,053,014	0.71 (5)	0.71 (5)	0.77 (5)	2.45	154
2006	9.81	0.27	3.01	3.28	(0.09)	(0.01)	(0.10)	12.99	33.52	908,582	0.60	0.61	0.76	2.22	104
Screened World Equity Ex-US Fund
Class A
2010@	$7.04	$0.03	$1.01	$1.04	$—	$—	$—	$8.08	14.77%	$79,762	0.80%	0.80%	1.26%	0.84%	42%
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80	0.80	1.06	1.69	161
2009(1)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2010@	$7.69	$0.08	$0.19	$0.27	$(0.10)	$—	$(0.10)	$7.86	3.51%	$138,935	0.41%	0.41%	0.54%	2.05%	15%
2010	6.95	0.21	0.67	0.88	(0.14)	—	(0.14)	7.69	12.66	115,519	0.41	0.41	0.54	2.85	12
2009	9.11	0.22	(2.22)	(2.00)	(0.16)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25
2007(6)	10.00	0.27	0.03	0.30	(0.16)	—	(0.16)	10.14	3.02	123,430	0.44	0.44	0.54	5.84	53

@	For the six-month period ended November 30, 2010. All ratios for the period have been annualized.
*	Includes a return of capital of $0.04 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.
(6)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(7)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.40%, and 0.61%, respectively.
(8)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.39%, and 0.61%, respectively.
(9)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.45%, 0.45%, and 0.66%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	131

Financial Highlights

For the period ended November 30, 2010 (unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)	Net Realized and Unrealized Gains (Losses) on Securities(3)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Fixed Income Fund
Class A
2010@	$10.35	$0.20	$0.36	$0.56	$(0.21)	$—	$(0.21)	$10.70	5.39%	$6,081,110	0.18	%(5)	0.18	%(5)	0.40	%(5)	3.71%	202%
2010	9.42	0.47	0.95	1.42	(0.49)	—	(0.49)	10.35	15.34	5,705,708	0.14		0.14		0.37		4.71	242
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14		0.14		0.37		5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14		0.14		0.37		5.35	432
2007	9.84	0.53	0.14	0.67	(0.52)	—	(0.52)	9.99	6.95	5,894,127	0.14		0.14		0.37		5.23	428
2006	10.34	0.47	(0.48)	(0.01)	(0.48)	(0.01)	(0.49)	9.84	(0.09)	4,646,403	0.14		0.14		0.37		4.62	545
High Yield Bond Fund
Class A
2010@	$8.74	$0.40	$0.44	$0.84	$(0.39)	$—	$(0.39)	$9.19	9.80%	$1,903,970	0.35%		0.35%		0.56%		8.86%	45%
2010	7.00	0.84	1.72	2.56	(0.80)	(0.02)	(0.82)	8.74	37.60	1,634,608	0.35		0.35		0.56		10.03	110
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35		0.35		0.56		11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35		0.35		0.55		8.63	59
2007	10.08	0.84	0.30	1.14	(0.84)	(0.05)	(0.89)	10.33	11.81	1,241,924	0.35		0.35		0.56		8.25	98
2006(2)	10.00	0.40	0.08	0.48	(0.40)	—	(0.40)	10.08	4.85	862,371	0.35		0.35		0.57		8.15	58
Long Duration Fund
Class A
2010@	$8.69	$0.22	$0.40	$0.62	$(0.22)	$—	$(0.22)	$9.09	7.07%	$2,839,788	0.20%		0.20%		0.37%		4.91%	44%
2010	7.77	0.45	0.93	1.38	(0.46)	—	(0.46)	8.69	18.11	2,736,187	0.20		0.20		0.37		5.42	113
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20		0.20		0.39		4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20		0.20		0.39		5.47	58
2007	9.31	0.53	0.18	0.71	(0.50)	—	(0.50)	9.52	7.67	184,616	0.20		0.20		0.38		5.49	97
2006	10.56	0.46	(1.07)	(0.61)	(0.54)	(0.10)	(0.64)	9.31	(6.08)	165,324	0.20		0.20		0.39		4.69	113
Emerging Markets Debt Fund
Class A
2010@	$10.47	$0.40	$0.69	$1.09	$(0.30)	$—	$(0.30)	$11.26	10.58%	$1,037,598	0.55%		0.55%		0.93%		7.08%	45%
2010	9.27	0.84	1.40	2.24	(1.04)	—	(1.04)	10.47	24.93	989,598	0.55		0.55		0.93		8.12	66
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55		0.55		0.94		8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55		0.55		0.93		6.65	66
2007	9.97	0.65	1.03	1.68	(0.62)	(0.08)	(0.70)	10.95	17.40	804,036	0.55		0.55		0.94		6.16	89
2006(2)	10.00	0.27	(0.17)	0.10	(0.13)	—	(0.13)	9.97	1.00	479,808	0.55		0.55		0.95		5.43	51
Real Return Fund
Class A
2010@	$10.41	$0.06	$0.18	$0.24	$(0.08)	$—	$(0.08)	$10.57	2.34%	$337,801	0.20%		0.20%		0.28%		1.12%	44%
2010	10.11	0.33	0.24	0.57	(0.27)	—	(0.27)	10.41	5.70	326,758	0.29		0.29		0.55		3.18	205
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36		0.36		0.78		2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43		0.43		0.77		5.36	47
2007(1)	10.00	0.26	(0.03)	0.23	(0.13)	—	(0.13)	10.10	2.29	221,531	0.44		0.44		0.78		5.67	18
Dynamic Asset Allocation Fund
Class A
2010@(4)	$10.00	$(0.01)	$0.41	$0.40	$—	$—	$—	$10.40	4.00%	$102,137	0.50%		0.50%		0.68%		(0.36)%	0%

@	For the six-month period ended November 30, 2010. All ratios for the period have been annualized.
*	Includes a return of capital of $0.06 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(2)	Commenced operations on December 5, 2005. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4)	Commenced operations on August 2, 2010. All ratios for the period have been annualized.
(5)	The expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 0.14%, 0.14%, and 0.36%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Notes to Financial Statements (Unaudited)

November 30, 2010

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 20 registered funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Strategic U.S. Large Cap Equity, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Global Equity, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Emerging Markets Debt, Real Return and Dynamic Asset Allocation Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

As of November 30, 2010, the Strategic U.S. Large Cap Equity, Emerging Markets Equity and Global Equity Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	133

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six month period ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended November 30, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those Funds use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of November 30, 2010.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2010, if applicable.

Futures Contracts — All Funds, with the exception of the High Yield Bond and Real Return Funds, utilized futures contracts during the six month period ended November 30, 2010. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open futures contracts as of November 30, 2010, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income Fund had options contracts as of November 30, 2010, as disclosed in the Fund’s Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2010, if applicable.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	135

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of November 30, 2010, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of November 30, 2010, if applicable.

Forward Treasury Commitments — A Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration and High Yield Bond Funds; declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds; and declared and paid annually for the Dynamic Asset Allocation Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	137

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

Restricted Securities — As of November 30, 2010, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2010, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Rentech	16,100	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset Management PP	122,200	8/6/07	8/6/07	729	351	0.02
Titanium Asset Management	122,200	6/14/07	6/14/07	—	—	0.00
Value Creation	119,600	2/29/08	2/29/08	1,225	121	0.01

				$1,954	$472	0.03%

Small/Mid Cap Equity Fund
Rentech	13,800	4/20/07	4/20/07	$—	$—	0.00%
Titanium Asset Management PP	105,000	8/6/07	8/6/07	625	301	0.02
Titanium Asset Management	105,000	6/14/07	6/14/07	—	—	0.00
Value Creation	85,600	2/29/08	2/29/08	871	87	0.00

				$1,496	$388	0.02%

High Yield Bond Fund
Aventi	2,600	11/30/10	11/30/10	$—	$151	0.01%
Quebecore	2,175	11/30/10	11/30/10	—	130	0.01
VSS, AHC	43,496	9/25/09	9/25/09	551	519	0.03

				$551	$800	0.04%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions,

including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of November 30, 2010, the Core Fixed Income Fund and High Yield Bond Fund are the buyers (“receiving protection”) on a total notional amount of $57.0 million and $14.0 million, respectively, and the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $8.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the sellers of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$137,964	—	$(47,613)	—	$90,351
Maximum potential amount of future payments	$7,970,000	—	$800,000	—	$8,770,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$7,970,000	$—	$—	$—	—	$7,970,000
> than 100	—	—	—	—	$800,000	$800,000
Total	$7,970,000	$—	$—	$—	$800,000	$8,770,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of November 30, 2010 was as follows:

	Asset Derivatives			Liability Derivatives
	Six month period ended November 30, 2010 ($ Thousands)			Six month period ended November 30, 2010 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Small Cap
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$18		Unrealized loss on forward foreign currency contracts	$—
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	3,594	*	Net Assets — Unrealized depreciation on futures contracts	—

Total Derivatives not accounted for as hedging instruments		$3,612			$—

Small/Mid Cap Equity
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$8		Unrealized loss on forward foreign currency contracts	$25
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	1,401	*	Net Assets — Unrealized depreciation on futures contracts	—

Total Derivatives not accounted for as hedging instruments		$1,409			$25

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	139

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

	Asset Derivatives			Liability Derivatives
	Six month period ended November 30, 2010 ($ Thousands)			Six month period ended November 30, 2010 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Core Fixed Income
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,378	*	Net Assets — Unrealized depreciation on futures contracts	$2,140	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	4,052	†
	Investments, at value	—		Options written, at value	297
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	859	†	Net Assets — Unrealized depreciation on swap contracts	8,468	†

Total Derivatives not accounted for as hedging instruments		$2,237			$14,957

Emerging Markets Debt
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$7	*	Net Assets — Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,167		Unrealized loss on forward foreign currency contracts	1,478
Equity contracts	Net Assets — Unrealized depreciation on swap contracts	57	†	Net Assets — Unrealized depreciation on swap contracts	—

Total Derivatives not accounted for as hedging instruments		$1,231			$1,478

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six month period ended November 30, 2010.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Equity
Equity contracts	$—	$59	$—	$—	$59
Foreign exchange contracts	—	—	3	—	3
Total	$—	$59	$3	$—	$62
Small/Mid Cap Equity
Equity contracts	$—	$4,655	$—	$—	$4,655
Foreign exchange contracts	—	—	(159)	—	(159)
Total	$—	$4,655	$(159)	$—	$4,496
World Equity Ex-US
Foreign exchange contracts	$—	$—	$174	$—	$174
Equity contracts	—	14,823	—	(5,066)	9,757
Total	$—	$14,823	$174	$(5,066)	$9,931
Core Fixed Income
Interest rate contracts	$444	$(4,980)	$—	$(3,711)	$(8,247)
Credit contracts	—	—	—	(589)	(589)
Total	$444	$(4,980)	$—	$(4,300)	$(8,836)
Long Duration
Interest rate contracts	$—	$3,682	$—	$—	$3,682
Credit contracts	—	—	—	(440)	(440)
Total	$—	$3,682	$—	$(440)	$3,242
Emerging Markets Debt
Equity Contracts	$—	$—	$—	$(4)	$(4)
Interest rate contracts	—	(83)	—	—	(83)
Foreign exchange contracts	—	—	(4,635)	—	(4,635)
Total	$—	$(83)	$(4,635)	$(4)	$(4,722)

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Small Cap
Foreign exchange contracts	$—	$—	$18	$—	$18
Equity contracts	—	3,434	—	—	3,434
Total	$—	$3,434	$18	$—	$3,452
Small/Mid Cap Equity
Foreign exchange contracts	$—	$—	$(17)	$—	$(17)
Equity contracts	—	860	—	—	860
Total	$—	$860	$(17)	$—	$843
World Equity Ex-US
Foreign exchange contracts	$—	$—	$(35)	$—	$(35)
Equity contracts	—	2,430	—	6,885	9,315
Total	$—	$2,430	$(35)	$6,885	$9,280
Core Fixed Income
Interest rate contracts	$51	$437	$—	$1,895	$2,383
Foreign exchange contracts	—	—	(138)	—	(138)
Credit contracts	—	—	—	1,830	1,830
Total	$51	$437	$(138)	$3,725	$4,075
Long Duration
Interest rate contracts	$—	$8,415	$—	$—	$8,415
Credit contracts	—	—	—	511	511
Total	$—	$8,415	$—	$511	$8,926
Emerging Markets Debt
Interest rate contracts	$—	$15	$—	$—	$15
Foreign exchange contracts	—	—	888	—	888
Equity contracts	—	—	—	134	134
Total	$—	$15	$888	$134	$1,037

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six month period ended November 30, 2010 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	347	$234
Written	3,313	1,678
Expired	(146)	(108)
Closing buys	(2,936)	(1,486)
Balance at the end of period	578	$318

As of November 30, 2010 the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six month period ended November 30, 2010, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.400%	0.260%
Large Cap Diversified Alpha Fund	0.400	0.350
Large Cap Disciplined Equity Fund	0.400	0.220
Large Cap Index Fund	0.170	0.060
Small Cap Fund	0.650	0.540
Small/Mid Cap Equity Fund	0.650	0.500
U.S. Managed Volatility Fund	0.650	0.350

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	141

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

	Advisory Fees	Voluntary Expense Limitations
International Equity Fund	0.505%	0.390%
World Equity Ex-US Fund	0.550	0.450
Screened World Equity Ex-US Fund	0.650	0.800
Enhanced LIBOR Opportunities Fund	0.450	0.440
Core Fixed Income Fund	0.300	0.140
High Yield Bond Fund	0.4875	0.350
Long Duration Fund	0.300	0.200
Emerging Markets Debt Fund	0.850	0.550
Real Return Fund	0.220	0.200
Dynamic Asset Allocation Fund	0.610	0.500

As of November 30, 2010, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
Large Cap Diversified Alpha Fund
Analytic Investors, Inc.
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management, Inc.
Quantitative Management Associates, LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Lazard Asset Management LLC
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Oppenheimer Capital, LLC
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
Small/Mid Cap Equity Fund
Allianz Global Investors Capital LLC
Century Capital Management, LLC
Integrity Asset Management, LLC
Janus Capital Management, Inc.

Investment Sub-Adviser
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
Wells Capital Management, Inc.
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
International Equity Fund
Acadian Asset Management, LLC
Causeway Capital Management LLC
INTECH Investment Management, LLC
Neuberger Berman Management LLC
Quantitative Management Associates, LLC
Schroder Investment Management North America, Inc.
Tradewinds Global Investors LLC
World Equity Ex-US Fund
Acadian Asset Management, Inc.
Artisan Partners Limited Partnership
JO Hambro Capital Management Limited
McKinley Capital Management, LLC
NFJ Investment Group LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Screened World Equity Ex-US Fund
Acadian Asset Management LLC
McKinley Capital Management, LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Thornburg Investment Management LLC
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Declaration Management & Research, LLC*
Wellington Management Company, LLP
Core Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Jennison Associates LLC
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Income Research & Management
Jennison Associates LLC

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Investment Sub-Adviser
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.
Real Return Fund
Wellington Management Company, LLC
Dynamic Asset Allocation Fund
Credit Suisse Asset Management, LLC
Goldman Sachs Asset Management, L.P.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other —The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended November 30, 2010 were as follows ($ Thousands):

Large Cap Fund	$6
Large Cap Diversified Alpha Fund	2
Large Cap Disciplined Equity Fund	5
Large Cap Index Fund	10
Small Cap Fund	9
Small/Mid Cap Equity Fund	19
International Equity Fund	2
World Equity Ex-US Fund	35

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended November 30, 2010 were as follows ($ Thousands):

Large Cap Fund	$147
Small Cap Fund	230
Small/Mid Cap Equity Fund	398

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six month period ended November 30, 2010, can be found on the Financial Highlights.

Investment in Affiliated Security — The funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund L.P.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the six month period ended November 30, 2010, the Trust borrowed funds from SEI Liquid Asset Trust Prime Obligation Fund. The amount borrowed was $29,176,213 and the interest paid on the borrowing and the corresponding interest rate were $800 and 0.43%, respectively. The average amount of borrowings during the six month period was $372,454. The Trust had no outstanding borrowings or loans under the interfund lending agreement at November 30, 2010.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	143

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha		Large Cap Disciplined Equity Fund
	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10
Class A:
Shares Issued	25,347 (1)	53,265 (1)	3,616	7,083	78,423	147,091 (1)
Shares Issued In Lieu of Dividends and Distributions	618	824	163	486	5,251	12,742
Shares Redeemed	(16,070)	(13,119)	(5,380)	(13,833)	(88,326)	(195,253)
Increase (Decrease) in Net Assets Derived from Class A Transactions	9,895	40,970	(1,601)	(6,264)	(4,652)	(35,420)

	Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Equity Fund
	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10
Class A:
Shares Issued	491	1,650	11,192	23,333 (1)	18,115	42,363
Shares Issued In Lieu of Dividends and Distributions	55	109	473	1,012	646	2,587
Shares Redeemed	(747)	(858)	(12,499)	(22,758)	(43,797)	(68,534)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(201)	901	(834)	1,587	(25,036)	(23,584)

	U.S. Managed Volatility Fund		International Equity Fund		World Equity Ex-US Fund
	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10
Class A:
Shares Issued	1,629 (1)	4,280	9,031	24,574	68,558	135,855
Shares Issued In Lieu of Dividends and Distributions	184	926	—	1,647	—	7,381
Shares Redeemed	(13,081)	(7,255)	(30,409)	(47,065)	(46,167)	(58,958)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(11,268)	(2,049)	(21,378)	(20,844)	22,391	84,278

	Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunities Fund		Core Fixed Income Fund
	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10
Class A:
Shares Issued	678	3,524	4,563	842	87,028	206,708
Shares Issued In Lieu of Dividends and Distributions	—	102	173	140	9,954	23,466
Shares Redeemed	(565)	(1,976)	(2,087)	(9,703)	(79,850)	(161,268)
Increase (Decrease) in Net Assets Derived from Class A Transactions	113	1,650	2,649	(8,721)	17,132	68,906

	High Yield Bond Fund		Long Duration Fund		Emerging Markets Debt
	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10
Class A:
Shares Issued	42,593	57,698	34,177	129,684	13,739	24,976
Shares Issued In Lieu of Dividends and Distributions	8,332	16,487	7,185	13,437	2,450	8,914
Shares Redeemed	(30,693)	(64,348)	(43,633)	(19,931)	(18,526)	(36,617)
Increase (Decrease) in Net Assets Derived from Class A Transactions	20,232	9,837	(2,271)	123,190	(2,337)	(2,727)

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

	Real Return Fund		Dynamic Asset Allocation Fund(2)
	6/1/10 to 11/30/10 (Unaudited)	6/1/09 to 5/31/10	6/1/10 to 11/30/10 (Unaudited)
Class A:
Shares Issued	11,032	15,668	9,818
Shares Issued In Lieu of Dividends and Distributions	243	433	—
Shares Redeemed	(10,709)	(10,458)	—
Increase in Net Assets Derived from Class A Transactions	566	5,643	9,818

(1)	Includes subscriptions as a result of in-kind transfers of securities (See Note 10).
(2)	Fund commenced operations on August 2, 2010.

Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six month period ended November 30, 2010, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$769,513	$769,513
Sales	—	589,192	589,192
Large Cap Diversified Alpha Fund
Purchases	—	215,414	215,414
Sales	—	220,201	220,201
Large Cap Disciplined Equity Fund
Purchases	—	4,836,148	4,836,148
Sales	—	4,904,653	4,904,653
Large Cap Index Fund
Purchases	—	50,971	50,971
Sales	—	74,479	74,479
Small Cap Fund
Purchases	—	473,009	473,009
Sales	—	649,997	649,997
Small/Mid Cap Equity Fund
Purchases	—	785,336	785,336
Sales	—	1,066,362	1,066,362
U.S. Managed Volatility Fund
Purchases	—	89,063	89,063
Sales	—	215,655	215,655
International Equity Fund
Purchases	—	302,213	302,213
Sales	73	441,333	441,406
World Equity Ex-US Fund
Purchases	—	1,610,410	1,610,410
Sales	154	1,291,070	1,291,224
Screened World Equity Ex-US Fund
Purchases	—	30,015	30,015
Sales	—	29,176	29,176

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Enhanced LIBOR Opportunities Fund
Purchases	$1,105	$26,930	$28,035
Sales	2,170	9,109	11,279
Core Fixed Income Fund
Purchases	10,348,199	1,313,847	11,662,046
Sales	10,151,858	1,279,717	11,431,575
High Yield Bond Fund
Purchases	510	842,838	843,348
Sales	497	704,285	704,782
Long Duration Bond Fund
Purchases	880,169	492,012	1,372,181
Sales	786,278	383,093	1,169,371
Emerging Markets Debt Fund
Purchases	—	414,592	414,592
Sales	—	421,746	421,746
Real Return Fund
Purchases	156,591	128	156,719
Sales	152,397	128	152,525
Dynamic Asset Allocation Fund
Purchases	—	—	—
Sales	—	—	—

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	145

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2010

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2010 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2010	$12,504	$—	$—	$12,504
	2009	6,781	—	—	6,781
Large Cap Diversified Alpha Fund	2010	4,456	—	—	4,456
	2009	772	—	2,889	3,661
Large Cap Disciplined Equity Fund	2010	113,630	—	—	113,630
	2009	10,906	—	79,835	90,741
Large Cap Index Fund	2010	10,238	—	—	10,238
	2009	8,392	608	—	9,000
Small Cap Fund	2010	10,767	—	—	10,767
	2009	23,822	—	—	23,822
Small/Mid Cap Equity Fund	2010	23,438	—	—	23,438
	2009	27,726	—	—	27,726
U.S. Managed Volatility Fund	2010	9,780	252	—	10,032
	2009	555	—	—	555
International Equity Fund	2010	13,386	—	—	13,386
	2009	11,818	1,123	—	12,941
World Equity Ex-US Fund	2010	75,180	—	—	75,180
	2009	—	—	—	—
Screened World Equity Ex-US Fund	2010	912	—	—	912
	2009	561	—	—	561
Enhanced LIBOR Opportunities Fund	2010	2,810	—	—	2,810
	2009	3,100	—	929	4,029
Core Fixed Income Fund	2010	257,305	—	—	257,305
	2009	360,778	27,495	—	388,273
High Yield Bond Fund	2010	145,168	—	—	145,168
	2009	135,862	—	—	135,862
Long Duration Bond Fund	2010	113,770	—	—	113,770
	2009	24,618	—	—	24,618
Emerging Markets Debt Fund	2010	95,106	—	—	95,106
	2009	76,229	—	—	76,229
Real Return Fund	2010	6,985	—	—	6,985
	2009	19,513	—	1,496	21,009

As of May 31, 2010, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$3,345	$—	$(89,778)	$—	$—	$39,369	$—	$(47,064)
Large Cap Diversified Alpha Fund	1,399	—	(175,790)	(864)	(9)	2,904	—	(172,360)
Large Cap Disciplined Equity Fund	32,995	—	(2,597,114)	—	(8)	378,378	—	(2,185,749)
Large Cap Index Fund	1,839	—	(23,438)	(3,295)	—	73,290	—	48,396
Small Cap Fund	1,865	—	(404,837)	—	—	95,174	(63)	(307,861)
Small/Mid Cap Equity Fund	2,092	—	(533,984)	—	(116)	204,952	(3)	(327,059)
U.S. Managed Volatility Fund	11,693	3,283	—	—	—	37,416	—	52,392
International Equity Fund	22,354	—	(441,761)	(1,960)	—	(57,790)	—	(479,157)
World Equity Ex-US Fund	56,247	—	(880,613)	—	—	(179,528)	(1,143)	(1,005,037)
Screened World Equity Ex-US Fund	846	—	(22,911)	—	—	(4,889)	1	(26,953)
Enhanced LIBOR Opportunities Fund	2,586	—	(35,404)	(17,470)	—	(87)	—	(50,375)
Core Fixed Income Fund	115,817	—	—	—	—	(81,296)	(19,238)	15,283
High Yield Bond Fund	12,977	—	(124,856)	(28,042)	—	6,098	(12,998)	(146,821)
Long Duration Fund	9,037	—	(8,733)	—	—	147,817	(12,047)	136,074
Emerging Markets Debt Fund	12,658	—	(59,232)	—	—	54,074	(18,371)	(10,871)
Real Return Fund	3,134	4,038	—	—	(1)	5,217	—	12,388

146	SEI Institutional Investments Trust /Semi-Annual Report /November 30, 2010

Post-October losses represent losses realized on investment transactions from November 1, 2009 through May 31, 2010 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2011 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Total Capital Loss Carryforwards 05/31/09 ($ Thousands)
Large Cap Fund	$81,891	$—	$—	$7,887	$—	$89,778
Large Cap Diversified Alpha Fund	—	—	—	80,326	95,464	175,790
Large Cap Disciplined Equity Fund	—	—	—	1,493,918	1,103,196	2,597,114
Large Cap Index Fund	—	—	—	6,369	17,069	23,438
Small Cap Fund	—	—	—	154,582	250,255	404,837
Small/Mid Cap Equity Fund	—	—	—	208,795	325,189	533,984
International Equity Fund	—	—	—	163,564	278,197	441,761
World Equity Ex-US Fund	—	—	—	438,657	441,956	880,613
Screened World Equity Ex-US Fund	—	—	—	6,490	16,421	22,911
Enhanced LIBOR Opportunities Fund	—	—	1,488	10,404	23,512	35,404
High Yield Bond Fund	—	—	1,148	61,962	61,746	124,856
Long Duration Fund	—	1,412	796	6,525	—	8,733
Emerging Markets Debt Fund	—	—	—	26,548	32,684	59,232

During the fiscal year ended May 31, 2010, the Large Cap, U.S. Managed Volatility, Core Fixed Income, Long Duration and Real Return Funds utilized $7,522,945, $1,283,308, $31,257,517, $837,977 and $2,962,680, respectively, of capital loss carryforwards, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at November 30, 2010, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2010, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,511,155	$204,746	$(47,810)	$156,936
Large Cap Diversified Alpha Fund	329,036	52,434	(10,976)	41,458
Large Cap Disciplined Equity Fund	7,443,400	919,146	(316,755)	602,391
Large Cap Index Fund	439,952	163,625	(21,954)	141,671
Small Cap Fund	1,253,099	278,953	(72,706)	206,247
Small/Mid Cap Equity Fund	2,259,523	431,356	(82,842)	348,514
U.S. Managed Volatility Fund	111,557	31,563	(2,266)	29,297
International Equity Fund	511,750	53,314	(15,959)	37,355
World Equity Ex-US Fund	4,369,521	521,020	(112,583)	408,437
Screened World Equity Ex-US Fund	71,236	8,587	(2,445)	6,142
Enhanced LIBOR Opportunities Fund	147,746	1,494	(23,121)	(21,627)
Core Fixed Income Fund	6,693,606	263,611	(225,040)	38,571
High Yield Bond Fund	1,780,603	111,574	(43,491)	68,083
Long Duration Fund	2,650,556	208,844	(10,827)	198,017
Emerging Markets Debt Fund	899,722	102,396	(15,672)	86,724
Real Return Fund	316,467	10,407	(221)	10,186
Dynamic Asset Allocation Fund	95,414	—	—	—

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration and High Yield Bond Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	147

Notes to Financial Statements (Unaudited) (Concluded)

November 30, 2010

10. IN-KIND TRANSFERS OF SECURITIES

During the six month period ended November 30, 2010, the Large Cap Fund and U.S. Managed Volatility Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)	Gain (Loss) ($ Thousands)
Large Cap Fund
08/11/2010	2,005	$(30,518)	$—
U.S. Managed Volatility Fund
07/28/2010	11,908	$137,304	$17,980

During the fiscal year ended May 31, 2010, the Large Cap Fund, Large Cap Disciplined Equity Fund and Small Cap Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)
Large Cap Fund
03/31/10	2,998,170	$47,731
Large Cap Disciplined Equity Fund
08/31/09	7,632,084	$62,736
Small Cap Fund
03/31/10	562,704	$6,162

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of November 30, 2010.

148	SEI Institutional Investments Trust /Semi-Annual Report /November 30, 2010

Disclosure of Fund Expenses (Unaudited)

November 30, 2010

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	149

Disclosure of Fund Expenses (Unaudited) (Concluded)

November 30, 2010

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,096.30	0.26%	$1.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.76	0.26%	$1.32
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,100.00	0.32%	$1.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.46	0.32%	$1.62
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,087.50	0.19%	$0.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.12	0.19%	$0.96
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,097.90	0.06%	$0.32
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.77	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,094.30	0.54%	$2.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.36	0.54%	$2.74
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,110.30	0.49%	$2.59
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.61	0.49%	$2.48
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,094.80	0.35%	$1.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.31	0.35%	$1.78
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,146.00	0.39%	$2.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.11	0.39%	$1.98
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,149.60	0.45%	$2.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.81	0.45%	$2.28
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,147.70	0.80%	$4.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.06	0.80%	$4.05
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,035.10	0.41%	$2.09
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,053.90	0.18%	$0.93
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Annualized Expense Ratios	Expense Paid During Period*
HighYield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,098.00	0.35%	$1.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.31	0.35%	$1.78
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,070.70	0.20%	$1.04
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,105.80	0.55%	$2.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.31	0.55%	$2.79
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,023.40	0.20%	$1.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

	Beginning Account Value 7/30/2010(1)	Ending Account Value 11/30/2010	Annualized Expense Ratios	Expense Paid During Period
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,040.00	0.50%	$1.73	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.56	0.50%	$2.54	**

(1)	Commenced operations.

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 124/365 (to reflect the period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

150	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”), provides direct investment management services for the High Yield Bond Fund and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. In addition to the Sub-Advisers, a portion of the High Yield Bond Fund is directly managed by SIMC. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	151

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the June 22-23, 2010 and September 14-15, 2010 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services

152	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010	153

Shareholder Voting Results (Unaudited)

At a special meeting held on November 2, 2010, the shareholders of the SIIT U.S. Managed Volatility Fund (the “Fund”), voted on the proposal listed below. The results of the voting were as follows:

Proposal 1:	With respect to the Fund, to appoint LSV Asset Management as a sub-advisor to the Fund and approve a Sub-Advisory Agreement between the Advisor and LSV Asset Management with respect to the Fund.

U.S. Managed Volatility Fund
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	9,239,226.00	100.00%	83.82%
Against	—	0.00%	0.00%
Abstain	—	0.00%	0.00%

Total	9,239,226.00	100.00%	83.82%

154	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-120 (11/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Emerging Markets Debt Fund and Real Return Fund and Dynamic Asset Allocation Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 10.6%
99 Cents Only Stores*	3,300	$52
Aeropostale*	6,450	174
Amazon.com*	72,070	12,641
American Eagle Outfitters	102,400	1,690
Apollo Group, Cl A*	101,100	3,438
Autoliv (A)	22,500	1,652
AutoZone*	5,900	1,530
Best Buy (A)	68,800	2,939
Big Lots*	17,400	533
BorgWarner* (A)	36,782	2,219
Brinker International (A)	56,400	1,153
Career Education*	2,000	36
Carnival (A)	30,500	1,260
CBS, Cl B	66,700	1,123
CEC Entertainment*	1,730	65
Coach	209,483	11,844
Comcast, Cl A	294,800	5,896
Cooper Tire & Rubber (A)	32,100	671
Ctrip.com International ADR*	37,689	1,652
Darden Restaurants	19,000	930
Deckers Outdoor* (A)	4,700	361
DeVry	2,500	107
DIRECTV, Cl A*	97,800	4,062
DISH Network, Cl A*	35,400	651
Dollar Tree* (A)	18,450	1,014
Eastman Kodak* (A)	475,300	2,239
Ford Motor* (A)	217,400	3,465
Fossil*	9,600	650
GameStop, Cl A* (A)	47,600	948
Gannett (A)	76,200	999
Gap	81,300	1,737
Garmin (A)	34,100	988
General Motors* (A)	26,100	893
Genuine Parts	2,200	106
H&R Block	12,100	152
Helen of Troy*	9,800	231
Home Depot	21,300	643
International Speedway, Cl A	1,700	40
ITT Educational Services* (A)	9,300	544
Jo-Ann Stores*	1,700	82
Johnson Controls	50,600	1,844
Kirkland’s*	2,400	29
Kohl’s*	2,300	129
Liberty Global, Cl A* (A)	23,200	818
Liberty Media—Interactive, Cl A*	14,700	227
Liberty Media—Starz, Ser A*	6,500	408
Lincoln Educational Services (A)	4,870	71
LKQ*	16,600	358
Lowe’s	145,300	3,298
Macy’s	119,000	3,056
Magna International, Cl A	3,600	171
McDonald’s	75,698	5,927
McGraw-Hill	47,400	1,635
NetFlix* (A)	22,221	4,575
News, Cl A	203,800	2,780
NIKE, Cl B (A)	88,750	7,644
Nordstrom	45,396	1,943
Oxford Industries	4,800	119
PetSmart	20,600	780
priceline.com*	23,270	9,170

Description	Shares	Market Value ($ Thousands)

RadioShack	27,400	$506
Ross Stores (A)	11,800	766
Staples	172,900	3,806
Starbucks	129,968	3,977
Superior Industries International	1,800	35
Target	63,326	3,606
Thor Industries (A)	14,300	422
Timberland, Cl A*	3,200	79
Time Warner	261,200	7,703
Time Warner Cable, Cl A	34,600	2,129
TJX	54,200	2,472
TRW Automotive Holdings*	32,700	1,553
Universal Technical Institute	3,000	62
Urban Outfitters* (A)	143,137	5,409
VF (A)	39,998	3,315
Viacom, Cl B	15,800	598
Walt Disney	71,700	2,618
Warnaco Group* (A)	3,500	189
Whirlpool (A)	23,500	1,716
Wolverine World Wide	2,400	75
Yum! Brands	42,000	2,103

		159,531

Consumer Staples — 7.5%
Altria Group	40,000	960
Archer-Daniels-Midland	106,000	3,073
BJ’s Wholesale Club*	23,700	1,086
Brown-Forman, Cl B (A)	18,000	1,177
Bunge (A)	6,000	365
Coca-Cola	164,473	10,390
Coca-Cola Enterprises	36,500	881
Colgate-Palmolive	35,155	2,691
ConAgra Foods	47,400	1,018
Constellation Brands, Cl A*	68,200	1,406
Corn Products International	31,700	1,367
Costco Wholesale	77,778	5,258
CVS Caremark	157,600	4,885
Dean Foods* (A)	107,000	778
Del Monte Foods	60,500	1,133
Diageo ADR	54,300	3,891
Dr. Pepper Snapple Group	3,600	132
Herbalife	3,000	206
Kellogg	55,200	2,717
Kimberly-Clark	2,900	180
Kraft Foods, Cl A	30,600	926
Kroger	164,000	3,862
Lorillard	10,300	820
Mead Johnson Nutrition, Cl A	46,427	2,766
Molson Coors Brewing, Cl B	12,000	572
PepsiCo	119,546	7,726
Philip Morris International	41,494	2,360
Prestige Brands Holdings*	17,830	210
Procter & Gamble	416,751	25,451
Ralcorp Holdings* (A)	14,300	885
Reynolds American	48,868	1,512
Safeway (A)	145,700	3,350
Sara Lee	12,500	188
Smart Balance*	4,100	15
Smithfield Foods* (A)	56,100	988
Supervalu (A)	60,800	550
Sysco	5,300	154
Tyson Foods, Cl A	95,200	1,507
Walgreen (A)	192,900	6,722

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	144,904	$7,838

		111,996

Energy — 9.3%
Apache	34,400	3,703
BP PLC ADR (A)	44,600	1,784
Cameron International*	49,047	2,360
Canadian Natural Resources	248,593	9,561
Chesapeake Energy (A)	100,500	2,123
Chevron	268,496	21,740
Cimarex Energy	3,800	306
Complete Production Services*	15,200	433
ConocoPhillips	194,271	11,689
Continental Resources* (A)	8,800	470
Denbury Resources* (A)	52,315	951
Devon Energy	56,600	3,994
Diamond Offshore Drilling (A)	5,700	369
El Paso	31,500	425
EOG Resources (A)	79,853	7,103
Exxon Mobil	167,001	11,617
FMC Technologies*	65,556	5,522
Frontier Oil	28,100	436
Halliburton	128,100	4,847
Helmerich & Payne	7,800	354
Hess	56,700	3,972
Holly (A)	5,800	209
Marathon Oil	173,600	5,810
McDermott International*	25,100	460
Murphy Oil	49,600	3,349
Nabors Industries*	18,400	407
National Oilwell Varco	18,900	1,158
Nexen (A)	79,100	1,655
Noble	16,300	553
Occidental Petroleum	37,500	3,306
Oil States International*	25,900	1,537
Overseas Shipholding Group (A)	6,300	220
Patterson-UTI Energy (A)	98,400	1,942
Range Resources	35,468	1,489
RPC (A)	12,400	363
Schlumberger	119,069	9,209
SEACOR Holdings*	3,600	392
Southern Union	11,100	262
Southwestern Energy*	36,351	1,316
Sunoco	5,800	233
Transocean* (A)	68,100	4,565
Unit*	22,000	879
Valero Energy	251,300	4,895
Weatherford International* (A)	30,700	627
Williams	31,600	721

		139,316

Financials — 15.7%
ACE	19,400	1,135
Aflac	73,100	3,765
Agree Realty‡	2,100	59
Allstate	58,500	1,703
American Express	243,200	10,511
American Financial Group	12,100	372
American National Insurance	700	56
Ameriprise Financial	59,960	3,108
Annaly Capital Management‡	44,900	817
Apartment Investment & Management, Cl A‡ (A)	40,300	972

Description	Shares	Market Value ($ Thousands)

Arch Capital Group*	12,500	$1,129
Assurant	48,700	1,718
Assured Guaranty	5,800	99
Axis Capital Holdings	43,700	1,544
Bank of America	1,344,802	14,726
Bank of New York Mellon	284,817	7,687
Berkshire Hathaway, Cl B*	144,000	11,474
BOK Financial (A)	12,300	574
Brandywine Realty Trust‡	119,300	1,319
Brookfield Asset Management, Cl A	32,100	938
Capital One Financial (A)	196,400	7,312
CapitalSource	4,800	31
Cardinal Financial	4,200	44
CBL & Associates Properties‡ (A)	46,200	762
Charles Schwab	258,879	3,891
Chubb	96,200	5,484
Citigroup*	3,148,900	13,225
CME Group, Cl A	16,600	4,782
CNA Financial*	30,300	782
Comerica (A)	9,700	354
CommonWealth REIT‡	18,150	454
Cowen Group, Cl A*	4,800	20
Credicorp	2,700	324
Duke Realty‡	8,900	99
Endurance Specialty Holdings	23,200	1,023
Equity Residential‡ (A)	21,900	1,095
Everest Re Group	17,500	1,461
Fifth Third Bancorp (A)	159,700	1,908
First Citizens BancShares, Cl A	600	104
First Community Bancshares (A)	5,700	79
Franklin Resources	17,400	1,985
Fulton Financial (A)	51,200	443
Goldman Sachs Group	81,513	12,728
Hartford Financial Services Group	14,800	329
Hospitality Properties Trust‡	62,200	1,376
Host Hotels & Resorts‡	66,100	1,089
Hudson City Bancorp	80,100	909
Huntington Bancshares (A)	108,000	630
Inland Real Estate‡	3,700	31
IntercontinentalExchange*	34,100	3,843
Invesco Mortgage Capital‡	20,600	465
Jones Lang LaSalle	24,600	1,964
JPMorgan Chase	606,867	22,685
Keycorp	218,600	1,646
Lakeland Bancorp (A)	4,600	48
Lincoln National	58,000	1,385
Mack-Cali Realty‡	54,600	1,734
Maiden Holdings	4,600	35
MetLife	82,800	3,159
MFA Mortgage Investments‡ (A)	71,000	579
Montpelier Re Holdings (A)	41,900	825
Moody’s (A)	27,500	738
Morgan Stanley	122,417	2,994
Nelnet, Cl A	10,300	220
NewStar Financial*	4,400	37
NYSE Euronext (A)	136,800	3,737
OceanFirst Financial	2,400	29
OneBeacon Insurance Group, Cl A	2,400	35
Parkway Properties ‡	8,900	141
PartnerRe	11,000	852
Phoenix* (A)	10,400	24

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Platinum Underwriters Holdings	13,200	$571
PNC Financial Services Group	98,900	5,326
Presidential Life	6,000	56
Principal Financial Group	6,600	180
Progressive	8,500	173
Prudential Financial	58,200	2,949
Public Storage‡	16,900	1,633
Ramco-Gershenson Properties‡	2,600	30
Rayonier‡	17,700	902
Redwood Trust‡	3,200	44
Regions Financial	59,500	320
RenaissanceRe Holdings	28,200	1,700
Resource Capital‡ (A)	48,100	321
SLM* (A)	114,600	1,324
State Street	77,500	3,348
SunTrust Banks	23,300	544
Symetra Financial	19,500	236
T. Rowe Price Group (A)	16,100	939
Taubman Centers‡ (A)	29,100	1,412
Torchmark (A)	20,300	1,167
Transatlantic Holdings	23,400	1,184
Travelers	104,805	5,658
Unitrin	4,700	111
Unum Group	74,100	1,592
US Bancorp	171,600	4,081
Validus Holdings	30,900	903
Vornado Realty Trust‡	14,000	1,142
Washington Federal	12,100	179
Wells Fargo	821,462	22,352
WR Berkley	5,700	152
XL Group, Cl A	45,000	885

		235,049

Health Care — 13.1%
Abbott Laboratories	185,500	8,628
Aetna	249,600	7,393
Agilent Technologies*	15,600	546
Allergan	194,045	12,859
AmerisourceBergen	28,800	888
Amgen*	219,947	11,589
Baxter International	23,200	1,126
Becton Dickinson	17,800	1,387
Biogen Idec*	57,400	3,672
Bristol-Myers Squibb	180,600	4,558
Bruker* (A)	22,500	347
C.R. Bard	1,900	161
Cardinal Health	48,300	1,718
CareFusion*	8,000	183
Celgene*	70,921	4,211
CIGNA	27,400	1,009
Covance* (A)	112,387	5,047
Coventry Health Care*	24,300	615
Covidien	75,638	3,182
Cyberonics*	1,900	51
DaVita*	60,768	4,418
Eli Lilly (A)	102,200	3,440
Endo Pharmaceuticals Holdings*	14,300	515
Express Scripts*	36,545	1,904
Forest Laboratories*	60,100	1,917
Gilead Sciences*	114,750	4,189
Health Net*	32,400	875
Hill-Rom Holdings	5,800	230
Humana *	44,210	2,478

Description	Shares	Market Value ($ Thousands)

Idexx Laboratories* (A)	60,517	$3,886
Impax Laboratories*	19,000	338
Intuitive Surgical* (A)	22,355	5,819
Invacare (A)	8,700	235
Johnson & Johnson	317,116	19,518
Kinetic Concepts*	13,100	520
King Pharmaceuticals*	34,000	481
Laboratory Corp of America Holdings* (A)	26,722	2,192
Life Technologies*	24,100	1,200
McKesson	13,400	856
Medco Health Solutions* (A)	131,500	8,064
Medicines*	10,400	137
Medidata Solutions*	1,800	36
Medtronic	248,200	8,322
Merck	327,870	11,302
Mettler Toledo International*	400	58
Novo Nordisk ADR (A)	40,200	3,997
Orthofix International*	1,100	30
Par Pharmaceutical*	3,200	115
Perrigo (A)	36,000	2,169
Pfizer	806,361	13,136
Questcor Pharmaceuticals* (A)	4,000	57
Sirona Dental Systems*	13,100	495
St. Jude Medical*	14,700	569
SXC Health Solutions*	11,300	433
Thermo Fisher Scientific*	49,460	2,516
United Therapeutics*	800	50
UnitedHealth Group	387,191	14,140
Waters*	6,450	496
Watson Pharmaceuticals*	14,300	697
WellPoint*	74,000	4,125
Zimmer Holdings*	22,500	1,108

		196,233

Industrials — 10.1%
3M	136,774	11,486
ABB ADR	221,723	4,293
Aircastle	3,500	33
Amerco*	600	58
Ametek	7,500	444
Applied Industrial Technologies	3,300	99
Atlas Air Worldwide Holdings*	1,600	88
Avery Dennison	7,400	278
Boeing	60,714	3,872
Caterpillar	34,290	2,901
Chicago Bridge & Iron*	12,500	354
Cooper Industries, Cl A	13,970	761
Copart*	1,500	53
Crane	13,800	517
CSX	35,900	2,183
Cubic	1,300	59
Cummins	34,570	3,358
Danaher	152,833	6,610
Deere	15,500	1,158
Delta Air Lines*	5,700	78
Dover	18,100	992
Dun & Bradstreet	13,600	1,025
Eaton	18,300	1,764
Emerson Electric	58,036	3,196
EnerSys*	900	27
Ennis	5,700	97

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Expeditors International Washington	73,200	$3,872
FedEx	20,500	1,868
Fluor (A)	75,690	4,377
Franklin Electric	1,200	47
Gardner Denver	23,700	1,551
General Dynamics	68,300	4,514
General Electric	1,077,653	17,059
Goodrich	80,500	6,905
Graco (A)	38,600	1,388
Honeywell International	10,100	502
Hubbell, Cl B	2,400	136
IDEX (A)	7,100	266
ITT	32,000	1,472
KBR	76,400	2,069
Kennametal	8,100	274
L-3 Communications Holdings, Cl 3	40,000	2,813
Lockheed Martin	27,400	1,864
NACCO Industries, Cl A	1,600	148
Nordson	1,400	111
Norfolk Southern	25,900	1,558
Northrop Grumman	86,759	5,351
Oshkosh Truck*	14,400	413
Parker Hannifin	22,900	1,837
Polypore International*	7,800	248
Precision Castparts	25,641	3,540
Quanta Services*	165,500	2,914
Raytheon	76,400	3,534
Republic Services, Cl A	7,900	222
Rockwell Automation	15,900	1,051
Rockwell Collins	52,914	2,967
Roper Industries	66,507	4,816
RR Donnelley & Sons	83,300	1,313
Sauer-Danfoss*	1,200	37
Stericycle* (A)	64,605	4,774
Thomas & Betts*	1,000	44
Timken	30,800	1,342
Toro (A)	6,200	361
Tyco International	25,200	955
Union Pacific	32,300	2,911
United Continental Holdings* (A)	127,200	3,521
United Parcel Service, Cl B	7,600	533
United Technologies	121,363	9,135
WABCO Holdings*	8,800	437
WW Grainger (A)	11,200	1,399

		152,233

Information Technology — 22.0%
Accenture, Cl A	104,833	4,541
Acme Packet*	14,100	691
Activision Blizzard	157,100	1,844
Adobe Systems*	267,744	7,425
Akamai Technologies* (A)	19,300	1,007
Amdocs*	33,800	879
Amphenol, Cl A	90,349	4,520
Ansys* (A)	57,272	2,778
Apple*	119,056	37,044
Applied Materials	38,400	477
Arrow Electronics*	38,000	1,178
Autodesk*	101,900	3,596
Avnet*	23,100	708
AVX	7,500	107

Description	Shares	Market Value ($ Thousands)

Brightpoint*	10,700	$88
Broadcom, Cl A	27,000	1,201
CA	12,500	286
Check Point Software Technologies* (A)	67,748	2,904
Cisco Systems*	973,804	18,658
Citrix Systems*	151,993	10,095
Cognizant Technology Solutions, Cl A*	65,083	4,229
Computer Sciences	31,100	1,388
Comtech Telecommunications	6,800	202
Corning	291,083	5,140
DST Systems	31,600	1,354
eBay* (A)	131,300	3,825
EchoStar, Cl A*	3,400	69
EMC*	607,181	13,048
F5 Networks*	25,705	3,390
Factset Research Systems	2,700	239
Genpact*	224,258	3,122
Google, Cl A*	23,340	12,970
Harris	46,600	2,062
Hewlett-Packard	168,349	7,059
IAC* (A)	37,400	1,053
Ingram Micro, Cl A*	53,100	948
Intel	485,148	10,246
International Business Machines	55,232	7,813
Intuit*	158,200	7,102
Itron*	7,700	437
Jabil Circuit	12,500	189
Juniper Networks*	59,100	2,011
Lam Research*	19,200	870
Linear Technology (A)	1,700	56
Loral Space & Communications*	1,100	80
Marvell Technology Group*	66,200	1,277
Mastercard, Cl A	43,627	10,341
Micron Technology* (A)	93,000	675
Microsoft	820,985	20,697
MKS Instruments*	1,800	37
Motorola*	119,900	918
Multi-Fineline Electronix*	1,200	28
National Instruments	3,000	102
National Semiconductor	12,700	170
NetApp* (A)	131,900	6,718
NeuStar, Cl A*	6,600	171
Nortel Networks*	5	—
Novatel Wireless*	5,700	56
Novellus Systems*	7,300	220
Nuance Communications* (A)	210,200	3,715
Opnet Technologies	1,700	41
Oracle	244,279	6,605
Plantronics	3,950	141
Polycom* (A)	76,800	2,842
Power-One* (A)	15,500	147
Qualcomm	463,195	21,650
Rackspace Hosting* (A)	79,500	2,319
Red Hat*	65,300	2,841
Research In Motion*	56,500	3,494
Rovi*	8	—
SAIC*	50,000	766
Salesforce.com* (A)	48,326	6,728
SanDisk*	18,000	803
Seagate Technology*	30,200	405
Symantec*	26,700	449

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Synopsys*	23,300	$599
Tech Data*	17,900	789
Teradata*	79,300	3,258
Texas Instruments (A)	555,266	17,658
Trimble Navigation*	68,180	2,539
Tyco Electronics	41,000	1,247
VeriSign* (A)	131,300	4,505
Visa, Cl A (A)	136,869	10,108
Vishay Intertechnology*	40,700	580
Vishay Precision Group*	2,907	49
VistaPrint*	700	28
Western Digital*	26,800	898
Western Union	35,610	628
Xerox	222,800	2,553
Yahoo!*	3,200	51
Zebra Technologies, Cl A*	25,100	915

		329,690

Materials — 3.5%
Air Products & Chemicals	10,500	905
Alcoa	98,600	1,294
Allegheny Technologies (A)	74,352	3,844
Ashland	36,700	1,867
Ball	10,300	678
Cabot	5,500	197
Celanese, Cl A	28,300	1,047
CF Industries Holdings	4,400	531
Cytec Industries	32,200	1,540
Dow Chemical (A)	62,100	1,936
E.I. Du Pont de Nemours	40,800	1,917
Eastman Chemical	24,300	1,891
Ecolab	17,300	827
Freeport-McMoRan Copper & Gold, Cl B	74,158	7,514
International Flavors & Fragrances	7,800	410
International Paper	79,700	1,990
Lubrizol	22,300	2,332
MeadWestvaco	1,200	30
Monsanto	87,825	5,263
Mosaic	10,400	703
Nalco Holding (A)	141,400	4,160
Nucor	16,400	619
Omnova Solutions*	7,000	62
Owens-Illinois*	16,800	452
PolyOne*	4,600	57
Potash Corp of Saskatchewan	12,800	1,840
Praxair	7,900	727
Rock-Tenn, Cl A	12,550	679
Schnitzer Steel Industries, Cl A	10,600	605
Sealed Air	48,000	1,116
Sonoco Products	24,500	803
Southern Copper	23,000	964
Spartech*	5,340	51
Syngenta ADR	68,800	3,833

		52,684

Telecommunication Services — 2.9%
AboveNet* (A)	400	23
American Tower, Cl A*	98,680	4,990
AT&T	673,646	18,721
CenturyLink (A)	12,500	537

Description	Shares	Market Value ($ Thousands)

Crown Castle International*	123,200	$5,118
NII Holdings*	18,600	721
Sprint Nextel*	392,800	1,485
Telephone & Data Systems	27,400	978
USA Mobility	1,500	25
Verizon Communications	334,172	10,697

		43,295

Utilities — 2.9%
AES*	699,387	7,561
AGL Resources	7,600	279
Alliant Energy	6,100	222
Ameren	28,100	807
American Electric Power	111,100	3,955
American Water Works	27,800	681
Atmos Energy	11,200	337
CMS Energy (A)	25,200	453
Constellation Energy Group	7,700	218
Dominion Resources	38,000	1,578
DPL	43,800	1,109
DTE Energy	14,900	664
Duke Energy	85,200	1,495
Edison International	94,700	3,498
Energen	26,600	1,159
Entergy	52,800	3,762
Exelon	128,900	5,075
FirstEnergy (A)	23,400	822
Mirant*	40,300	400
NextEra Energy	4,400	223
NiSource (A)	62,000	1,037
NRG Energy*	40,100	777
NV Energy	22,700	311
OGE Energy	39,000	1,736
Pinnacle West Capital	10,000	404
Portland General Electric	17,900	379
PPL	9,500	241
Public Service Enterprise Group	125,700	3,875
TECO Energy	5,700	95

		43,153

Total Common Stock (Cost $1,305,384) ($ Thousands)		1,463,180

AFFILIATED PARTNERSHIP — 10.6%
SEI Liquidity Fund, L.P. 0.210%(B)**†	159,125	158,265

Total Affiliated Partnership (Cost $159,125) ($ Thousands)		158,265

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	35,734	35,734

Total Cash Equivalent (Cost $35,734) ($ Thousands)		35,734

U.S. TREASURY OBLIGATION (C)(D) — 0.7%
U.S. Treasury Bill
0.102%, 12/16/10	10,912	10,912

Total U.S. Treasury Obligation (Cost $10,912) ($ Thousands)		10,912

5	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2010

Description	Market Value ($ Thousands)

Total Investments — 111.3% (Cost $1,511,155) ($ Thousands)	$ 1,668,091

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	73	Dec-2010	$1,363
S&P Mid 400 Index E-MINI	41	Dec-2010	368

			$1,731

For the period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,498,857 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $154,226 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $158,265 ($ Thousands).

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Company Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,463,180	$—	$—	$1,463,180
Affiliated Partnership	—	158,265	—	158,265
Cash Equivalent	35,734	—	—	35,734
U.S. Treasury Obligation	—	10,912	—	10,912

Total Investments in Securities	$1,498,914	$169,177	$—	$1,668,091

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,731	$—	$—	$1,731

Total Other Financial Instruments	$1,731	$—	$—	$1,731

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 11.5%
Aaron’s	1,800	$36
Advance Auto Parts	1,600	106
Aeropostale*	2,600	70
Amazon.com*	12,275	2,153
Apollo Group, Cl A*	45,000	1,530
Asbury Automotive Group*	400	6
Autoliv	3,000	220
AutoNation*	600	16
AutoZone*	3,900	1,012
Best Buy	28,923	1,236
BorgWarner*	1,000	60
Brinker International	1,900	39
Cablevision Systems, Cl A	300	9
Career Education*	11,100	197
Carmax*	400	13
Carnival	6,500	269
CBS, Cl B	19,200	323
CEC Entertainment*	600	22
Chipotle Mexican Grill, Cl A*	600	155
Coach	25,400	1,436
Comcast, Cl A	43,900	878
Darden Restaurants	3,300	162
Deckers Outdoor*	9,800	754
DeVry	1,100	47
Dick’s Sporting Goods*	600	20
DIRECTV, Cl A*	50,638	2,103
Discovery Communications, Cl A*	700	29
DISH Network, Cl A*	900	17
Dollar General*	1,100	36
Dollar Tree*	18,300	1,006
Eastman Kodak*	145,800	687
Family Dollar Stores	16,600	833
Federal Mogul, Cl A*	1,711	32
Foot Locker	4,300	81
Ford Motor*	190,372	3,034
Fortune Brands	300	18
Fossil*	8,800	595
Gannett	2,700	35
Gap	24,900	532
Garmin	2,000	58
General Motors*	8,100	277
Genuine Parts	1,000	48
H&R Block	12,081	152
Hasbro	3,600	172
Helen of Troy*	3,000	71
Hillenbrand	700	13
Home Depot	11,800	356
Hyatt Hotels, Cl A*	900	38
International Speedway, Cl A	600	14
Interpublic Group*	1,500	16
iRobot*	800	16
ITT Educational Services*	8,200	480
Jo-Ann Stores*	300	15
John Wiley & Sons, Cl A	1,100	46
Johnson Controls	11,500	419
Kirkland’s*	700	8
Kohl’s*	400	22
Las Vegas Sands*	1,800	90
Lear*	200	18
Liberty Global, Cl A*	300	11

Description	Shares	Market Value ($ Thousands)

Liberty Media - Capital, Ser A*	2,800	$161
Liberty Media - Interactive, Cl A*	5,500	85
Liberty Media - Starz, Ser A*	2,610	164
Limited Brands	8,700	293
Lincoln Educational Services	1,400	21
LKQ*	2,600	56
Lowe’s	48,900	1,110
Macy’s	7,700	198
Marriott International, Cl A	2,400	94
Mattel	2,100	54
McDonald’s	16,600	1,300
McGraw-Hill	500	17
MGM Resorts International*	700	9
Mohawk Industries*	200	10
NetFlix*	700	144
Newell Rubbermaid	5,234	88
News, Cl A	18,000	246
NIKE, Cl B	27,750	2,390
O’Reilly Automotive*	3,200	193
Oxford Industries	1,700	42
Panera Bread, Cl A*	900	90
PetSmart	3,200	121
Phillips-Van Heusen	400	27
Polo Ralph Lauren, Cl A	100	11
priceline.com*	5,924	2,334
Ross Stores	3,000	195
Royal Caribbean Cruises*	200	8
Scripps Networks Interactive, Cl A	1,000	51
Sears Holdings*	500	33
Service International	2,500	20
Stanley Black & Decker	982	58
Staples	57,000	1,255
Starbucks	3,500	107
Starwood Hotels & Resorts Worldwide	2,700	153
Strayer Education	100	14
Superior Industries International	600	12
Target	12,400	706
Tempur-Pedic International*	900	32
Thomson Reuters	3,600	131
Thor Industries	3,100	92
Tim Hortons	18,300	722
Timberland, Cl A*	900	22
Time Warner	73,135	2,157
Time Warner Cable, Cl A	9,440	581
TJX	8,000	365
Tractor Supply	800	34
TRW Automotive Holdings*	12,217	580
Urban Outfitters*	1,200	45
VF	3,700	307
Viacom, Cl B	54,719	2,070
Virgin Media	1,500	38
Walt Disney	8,062	294
Warnaco Group*	700	38
Whirlpool	700	51
Williams-Sonoma	2,600	86
Wolverine World Wide	600	19
Wynn Resorts	900	91
Yum! Brands	18,100	906

		42,678

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 8.3%
Altria Group	50,144	$1,203
Archer-Daniels-Midland	5,500	159
Brown-Forman, Cl B	2,400	157
Bunge	200	12
Campbell Soup	1,300	44
Church & Dwight	1,600	104
Clorox	400	25
Coca-Cola	33,500	2,116
Coca-Cola Enterprises	26,294	635
Colgate-Palmolive	1,000	77
ConAgra Foods	7,400	159
Constellation Brands, Cl A*	800	17
Corn Products International	11,400	491
CVS Caremark	15,304	474
Dean Foods*	23,900	174
Del Monte Foods	5,600	105
Diageo ADR	15,500	1,111
Dr. Pepper Snapple Group	3,500	128
Estee Lauder, Cl A	3,000	225
General Mills	4,800	170
Green Mountain Coffee Roasters*	100	4
Hansen Natural*	1,900	101
Herbalife	10,400	714
Hershey	3,100	145
HJ Heinz	2,300	111
Hormel Foods	3,945	194
JM Smucker	1,300	82
Kellogg	16,800	827
Kimberly-Clark	3,785	234
Kraft Foods, Cl A	3,660	111
Kroger	41,200	970
Lorillard	2,100	167
McCormick	1,300	57
Mead Johnson Nutrition, Cl A	4,800	286
Molson Coors Brewing, Cl B	3,200	152
PepsiCo	38,136	2,465
Philip Morris International	47,727	2,715
Prestige Brands Holdings*	2,300	27
Procter & Gamble	78,700	4,806
Ralcorp Holdings*	700	43
Reynolds American	6,900	214
Safeway	20,900	481
Sara Lee	41,220	618
Smart Balance*	1,800	7
Smithfield Foods*	14,000	246
Sysco	13,400	389
Tyson Foods, Cl A	82,421	1,305
Walgreen	41,500	1,446
Wal-Mart Stores	82,581	4,467
Whole Foods Market*	1,100	52

		31,022

Energy — 8.6%
Anadarko Petroleum	900	58
Apache	4,444	478
Arch Coal	400	12
Baker Hughes	561	29
BP PLC ADR	13,800	552
Cameron International*	200	10
Chesapeake Energy	7,200	152
Chevron	73,643	5,963

Description	Shares	Market Value ($ Thousands)

Cimarex Energy	2,300	$185
Complete Production Services*	3,400	97
Concho Resources*	500	41
ConocoPhillips	77,550	4,666
Continental Resources*	2,000	107
Core Laboratories	1,400	120
Denbury Resources*	7,000	127
Devon Energy	4,400	311
Dresser-Rand Group*	300	11
El Paso	8,600	116
EOG Resources	18,100	1,610
EQT	400	16
Exterran Holdings*	2,500	57
Exxon Mobil	95,200	6,622
FMC Technologies*	200	17
Forest Oil*	800	27
Frontier Oil	5,700	89
Frontline	400	10
Halliburton	35,415	1,340
Helmerich & Payne	1,500	68
Hess	16,300	1,142
Holly	1,600	58
Marathon Oil	75,394	2,524
McDermott International*	6,200	114
Murphy Oil	6,700	452
Nabors Industries*	4,000	88
Newfield Exploration*	200	13
Occidental Petroleum	3,800	335
Oil States International*	1,600	95
Patterson-UTI Energy	16,000	316
Pioneer Natural Resources	2,500	200
QEP Resources	1,700	60
Rowan*	500	15
RPC	2,500	73
Schlumberger	6,998	541
SEACOR Holdings*	1,000	109
SM Energy	300	15
Southern Union	2,000	47
Southwestern Energy*	400	15
Spectra Energy	900	21
Sunoco	3,100	124
Superior Energy Services*	900	30
Transocean*	18,825	1,262
Valero Energy	62,864	1,225
Weatherford International*	8,000	163
Whiting Petroleum*	800	88

		32,016

Financials — 13.6%
ACE	2,100	123
Aflac	26,450	1,362
Agree Realty‡	700	20
Alexandria Real Estate Equities‡	800	53
Alleghany*	200	60
Allstate	2,000	58
American Express	94,359	4,078
American Financial Group	11,600	357
American International Group*	300	12
American National Insurance	200	16
Ameriprise Financial	19,700	1,021
Annaly Capital Management‡	800	15
Apartment Investment & Management, Cl A‡	4,100	99

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Arch Capital Group*	9,000	$813
Ares Capital	30,946	508
Ashford Hospitality Trust‡*	900	9
Associated Banc	5,400	69
Assurant	9,300	328
Assured Guaranty	800	14
AvalonBay Communities‡	603	67
Axis Capital Holdings	18,600	657
Bancorp Rhode Island	200	6
Bank of America	146,275	1,602
Bank of Hawaii	500	22
Bank of New York Mellon	44,050	1,189
BB&T	4,300	100
Berkshire Hathaway, Cl B*	16,300	1,299
Boston Properties‡	100	8
Brandywine Realty Trust‡	9,800	108
BRE Properties‡	1,400	60
Capital One Financial	51,100	1,902
CapitalSource	4,900	32
CB Richard Ellis Group, Cl A*	2,300	44
Chimera Investment‡	418,048	1,672
Chubb	19,200	1,095
Cincinnati Financial	5,500	166
CIT Group*	2,200	87
Citigroup*	374,600	1,573
City National	1,100	59
CME Group, Cl A	4,400	1,267
Comerica	5,200	190
Commerce Bancshares	1,100	41
CommonWealth REIT‡	3,725	93
Community Trust Bancorp	300	8
Credicorp	5,400	647
Cullen/Frost Bankers	1,800	96
Developers Diversified Realty‡	1,200	15
Digital Realty Trust‡	1,100	58
Douglas Emmett‡	1,200	20
East West Bancorp	18,476	320
Equity Residential‡	3,300	165
Erie Indemnity, Cl A	1,000	63
Essex Property Trust‡	300	33
Federal Realty Investment Trust‡	100	8
Fidelity National Financial, Cl A	4,500	61
Fifth Third Bancorp	46,200	552
First Citizens BancShares, Cl A	1,342	233
First Community Bancshares	700	10
Forest City Enterprises, Cl A*	900	14
Franklin Resources	7,200	822
Fulton Financial	19,700	170
General Growth Properties‡	600	10
Genworth Financial, Cl A*	11,400	133
Goldman Sachs Group	8,890	1,388
Hospitality Properties Trust‡	26,526	587
Host Hotels & Resorts‡	6,626	109
Howard Hughes*	169	7
Huntington Bancshares	18,300	107
IntercontinentalExchange*	11,500	1,296
Invesco Mortgage Capital‡	5,600	126
Jones Lang LaSalle	11,100	886
JPMorgan Chase	127,753	4,775
Keycorp	13,900	105
Kimco Realty‡	800	13
Lincoln National	400	10
Loews	2,000	75

Description	Shares	Market Value ($ Thousands)

M&T Bank	4,823	$371
Macerich‡	513	24
Mack-Cali Realty‡	8,800	279
Maiden Holdings	3,300	25
Markel*	100	35
Marshall & Ilsley	13,400	64
MBIA*	5,700	57
MetLife	14,500	553
MFA Mortgage Investments‡	15,600	127
Montpelier Re Holdings	2,600	51
Morgan Stanley	10,400	254
NASDAQ OMX Group*	1,100	24
Nationwide Health Properties‡	100	4
Nelnet, Cl A	1,300	28
New York Community Bancorp	60,560	1,017
NewStar Financial*	800	7
Northern Trust	200	10
NYSE Euronext	37,185	1,016
Old Republic International	7,300	92
OneBeacon Insurance Group, Cl A	700	10
Parkway Properties‡	1,700	27
PartnerRe	100	8
Phoenix*	3,100	7
Plum Creek Timber‡	1,900	69
PNC Financial Services Group	10,676	575
Presidential Life	1,700	16
Progressive	3,900	79
Protective Life	100	2
Prudential Financial	26,709	1,354
Public Storage‡	1,100	106
Ramco-Gershenson Properties‡	1,000	12
Raymond James Financial	1,000	29
Rayonier‡	300	15
Realty Income‡	3,500	119
Regions Financial	39,100	210
Reinsurance Group of America, Cl A	300	15
RenaissanceRe Holdings	13,242	798
Resource Capital‡	10,200	68
Simon Property Group‡	217	21
SL Green Realty‡	2,705	177
SLM*	5,600	65
StanCorp Financial Group	900	38
State Street	4,700	203
SunTrust Banks	2,800	66
Symetra Financial	5,300	64
T. Rowe Price Group	12,900	753
Taubman Centers‡	100	5
TCF Financial	3,700	50
Torchmark	1,400	81
Transatlantic Holdings	200	10
Travelers	16,400	885
UDR‡	6,100	136
Unitrin	3,100	73
Unum Group	3,600	77
US Bancorp	11,600	276
Valley National Bancorp	5,500	70
Ventas‡	500	26
Vornado Realty Trust‡	100	8
Washington Federal	4,800	71
Wells Fargo	159,137	4,330
WesBanco	1,000	18

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

WR Berkley	4,600	$123
Zions Bancorporation	6,500	127

		50,586

Health Care — 12.0%
Abbott Laboratories	50,950	2,370
Aetna	64,900	1,922
Agilent Technologies*	7,100	249
Alexion Pharmaceuticals*	1,500	115
Allergan	25,500	1,690
AMERIGROUP*	7,200	310
AmerisourceBergen	32,626	1,006
Amgen*	63,427	3,342
Becton Dickinson	4,400	343
Biogen Idec*	23,930	1,531
BioMarin Pharmaceutical*	3,200	87
Bio-Rad Laboratories, Cl A*	100	9
Bristol-Myers Squibb	14,900	376
Bruker*	4,500	69
C.R. Bard	1,200	102
Cardinal Health	74,011	2,633
CareFusion*	2,400	55
Celgene*	3,700	220
Cephalon*	7,700	489
Cerner*	200	18
CIGNA	800	29
Cooper	300	16
Covance*	300	13
Coventry Health Care*	400	10
Covidien	20,606	867
Cyberonics*	700	19
DaVita*	300	22
Dendreon*	900	32
Edwards Lifesciences*	3,800	252
Eli Lilly	34,745	1,170
Express Scripts*	2,300	120
Forest Laboratories*	9,400	300
Gen-Probe*	1,400	73
Genzyme*	792	56
Gilead Sciences*	32,425	1,183
Health Net*	26,600	718
Hill-Rom Holdings	2,800	111
Hospira*	2,900	163
Humana*	15,300	857
Illumina*	800	48
Impax Laboratories*	3,200	57
Intuitive Surgical*	1,500	390
Invacare	1,600	43
Johnson & Johnson	71,858	4,423
Kinetic Concepts*	500	20
Laboratory Corp of America Holdings*	400	33
Life Technologies*	5,000	249
Lincare Holdings	2,550	66
McKesson	19,751	1,262
Medco Health Solutions*	41,000	2,514
Medicines*	2,100	28
Medidata Solutions*	1,000	20
Medtronic	72,625	2,435
Merck	41,663	1,436
Mettler Toledo International*	800	116
Mylan Laboratories*	9,100	178
Novo Nordisk ADR	12,900	1,283

Description	Shares	Market Value ($ Thousands)

Orthofix International*	800	$22
Par Pharmaceutical*	700	25
Patterson	1,600	48
PerkinElmer	1,700	40
Perrigo	14,600	879
Pfizer	81,295	1,324
Pharmaceutical Product Development	3,200	80
Questcor Pharmaceuticals*	1,500	21
Regeneron Pharmaceuticals*	300	8
ResMed*	5,400	172
Sirona Dental Systems*	3,100	117
St. Jude Medical*	3,600	139
Stryker	3,500	175
SXC Health Solutions*	2,800	107
Teleflex	600	30
Thermo Fisher Scientific*	7,200	366
Thoratec*	1,900	48
United Therapeutics*	300	19
UnitedHealth Group	64,500	2,356
Universal Health Services, Cl B	700	29
Varian Medical Systems*	2,500	165
Waters*	2,700	208
Watson Pharmaceuticals*	500	24
WellPoint*	14,972	835
Zimmer Holdings*	500	25

		44,810

Industrials — 9.2%
3M	28,900	2,427
AGCO*	300	14
Amerco*	200	19
Ametek	3,900	231
Applied Industrial Technologies	1,000	30
Atlas Air Worldwide Holdings*	400	22
Avery Dennison	1,500	56
BE Aerospace*	900	32
Boeing	4,700	300
Bucyrus International, Cl A	600	54
C.H. Robinson Worldwide	200	15
Caterpillar	1,300	110
Chicago Bridge & Iron*	3,100	88
Cooper Industries, Cl A	3,900	213
Copart*	400	14
Crane	3,800	142
CSX	9,600	584
Cubic	400	18
Cummins	1,100	107
Danaher	4,900	212
Deere	5,800	433
Delta Air Lines*	3,000	41
Donaldson	600	33
Dover	4,700	258
Eaton	5,300	511
Emerson Electric	7,600	418
Ennis	1,400	24
Equifax	2,200	76
Expeditors International Washington	26,200	1,386
Fastenal	2,800	150
FedEx	2,600	237
Fluor	400	23
Franklin Electric	200	8

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Gardner Denver	9,300	$609
General Dynamics	7,900	522
General Electric	187,600	2,970
Goodrich	25,900	2,221
Honeywell International	6,800	338
Hubbell, Cl B	400	23
IDEX	1,200	45
IHS, Cl A*	200	15
ITT	2,500	115
Jacobs Engineering Group*	300	12
Joy Global	7,849	599
Kansas City Southern*	1,300	62
KBR	23,700	642
Kennametal	1,900	64
Kirby*	1,300	58
L-3 Communications Holdings, Cl 3	2,000	141
Landstar System	1,000	36
Lennox International	700	31
Lockheed Martin	12,700	864
Manitowoc	2,100	23
NACCO Industries, Cl A	400	37
Navistar International*	7,000	358
Nordson	400	32
Norfolk Southern	5,600	337
Northrop Grumman	21,100	1,302
Oshkosh Truck*	25,100	720
Owens Corning*	40,276	1,059
Paccar	1,200	65
Parker Hannifin	4,900	393
Polypore International*	1,800	57
Precision Castparts	900	124
Quanta Services*	47,100	829
Raytheon	17,500	809
Regal-Beloit	200	12
Republic Services, Cl A	33,263	936
Rockwell Automation	6,100	403
Rockwell Collins	2,300	129
Roper Industries	500	36
Ryder System	13,000	560
Sauer-Danfoss*	500	15
Shaw Group*	400	13
Southwest Airlines	11,800	157
Spirit Aerosystems Holdings, Cl A*	900	18
SPX	400	26
Stericycle*	400	30
Thomas & Betts*	900	40
Timken	22,187	966
Toro	2,200	128
TransDigm Group*	1,500	103
Tyco International	15,103	572
Union Pacific	8,600	775
United Continental Holdings*	63,986	1,771
United Parcel Service, Cl B	3,600	252
United Technologies	31,000	2,333
Verisk Analytics, Cl A*	100	3
WABCO Holdings*	3,200	159
Waste Connections	2,350	61
Waste Management	5,917	203
WESCO International*	1,400	67
WW Grainger	5,000	624

		34,190

Description	Shares	Market Value ($ Thousands)

Information Technology — 23.0%
Accenture, Cl A	1,400	$61
Acme Packet*	3,100	152
Activision Blizzard	77,200	906
Adobe Systems*	58,700	1,628
Advanced Micro Devices*	69,315	505
Akamai Technologies*	7,900	412
Alliance Data Systems*	100	6
Altera	1,100	39
Amdocs*	21,000	546
Apple*	29,014	9,028
Applied Materials	8,300	103
Arrow Electronics*	20,300	630
Atmel*	49,811	517
Autodesk*	28,200	995
Automatic Data Processing	200	9
Avago Technologies	3,700	97
Avnet*	3,000	92
AVX	2,200	31
BMC Software*	200	9
Brightpoint*	3,300	27
Broadcom, Cl A	7,100	316
CA	3,000	69
CGI Group, Cl A*	15,900	249
Cisco Systems*	191,700	3,673
Citrix Systems*	1,700	113
Cognizant Technology Solutions, Cl A*	25,042	1,627
Computer Sciences	3,100	138
Compuware*	1,200	12
Comtech Telecommunications	1,900	56
Corning	17,000	300
Cree*	3,300	215
Dell*	27,000	357
Dolby Laboratories, Cl A*	2,000	127
eBay*	40,500	1,180
EchoStar, Cl A*	1,700	34
Electronics for Imaging*	1,200	16
EMC*	138,100	2,968
F5 Networks*	4,000	527
Factset Research Systems	1,000	89
Fidelity National Information Services	859	23
First Solar*	300	37
Flextronics International*	67,700	491
FLIR Systems*	100	3
Google, Cl A*	4,350	2,417
Harris	5,800	257
Hewlett-Packard	57,025	2,391
IAC*	26,800	755
Ingram Micro, Cl A*	29,600	528
Intel	143,100	3,022
International Business Machines	49,958	7,067
Intuit*	48,600	2,182
IPG Photonics*	400	11
Itron*	1,700	97
Jabil Circuit	64,515	975
JDS Uniphase*	8,100	96
Juniper Networks*	1,900	65
Lam Research*	10,800	490
Lexmark International, Cl A*	2,600	94
Linear Technology	1,000	33

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Liquidity Services*	500	$8
Loral Space & Communications*	400	29
Marvell Technology Group*	16,300	314
Mastercard, Cl A	6,750	1,600
MEMC Electronic Materials*	1,000	12
Microchip Technology	500	17
Micron Technology*	120,882	878
Micros Systems*	900	39
Microsoft	354,864	8,946
MKS Instruments*	400	8
Multi-Fineline Electronix*	500	12
National Instruments	1,900	65
National Semiconductor	3,300	44
NCR*	1,200	17
NetApp*	3,200	163
Novatel Wireless*	1,600	15
Novell*	6,700	40
Novellus Systems*	2,200	66
Nuance Communications*	61,700	1,090
Opnet Technologies	500	12
Oracle	40,000	1,082
Plantronics	900	32
Polycom*	24,200	896
Power-One*	3,300	31
QLogic*	18,500	331
Qualcomm	104,575	4,888
Rackspace Hosting*	22,600	659
Red Hat*	18,100	787
Research In Motion*	23,700	1,466
Rovi*	300	17
Salesforce.com*	2,000	278
SanDisk*	29,244	1,304
Skyworks Solutions*	700	18
Synopsys*	5,200	134
Tellabs	4,000	25
Teradata*	25,600	1,052
Texas Instruments	139,600	4,439
Trimble Navigation*	200	7
Tyco Electronics	9,600	292
VeriSign*	45,000	1,544
Visa, Cl A	37,200	2,747
Vishay Intertechnology*	51,150	729
VMware, Cl A*	2,000	163
WebMD Health, Cl A*	1,588	82
Western Union	8,300	147
Xerox	21,335	245
Xilinx	900	24
Yahoo!*	700	11
Zebra Technologies, Cl A*	2,200	80

		85,778

Materials — 3.5%
Air Products & Chemicals	2,300	198
Airgas	400	24
Albemarle	1,100	59
Alcoa	21,800	286
Allegheny Technologies	3,000	155
Aptargroup	600	27
Ball	1,981	130
Cabot	13,685	490
Carpenter Technology	1,800	66
Celanese, Cl A	6,500	241
CF Industries Holdings	900	109

Description	Shares	Market Value ($ Thousands)

Cliffs Natural Resources	10,721	$733
Compass Minerals International	1,100	91
Crown Holdings*	500	16
Cytec Industries	3,885	186
Dow Chemical	6,927	216
E.I. Du Pont de Nemours	5,100	240
Eastman Chemical	10,100	786
Ecolab	4,200	201
FMC	800	62
International Flavors & Fragrances	3,400	179
International Paper	9,800	245
Lubrizol	12,742	1,332
Methanex	10,500	308
Monsanto	24,575	1,473
Mosaic	2,300	156
Nalco Holding	38,800	1,141
Newmont Mining	19,506	1,147
Nucor	1,600	60
PolyOne*	1,700	21
PPG Industries	1,400	109
Praxair	1,900	175
Schnitzer Steel Industries, Cl A	2,500	143
Scotts Miracle-Gro, Cl A	1,400	70
Sherwin-Williams	800	59
Sigma-Aldrich	200	13
Southern Copper	16,900	709
Spartech*	1,300	12
Syngenta ADR	22,200	1,237
Titanium Metals*	3,500	60
United States Steel	300	15
Walter Industries	500	51
Zep	400	7

		13,038

Telecommunication Services — 2.9%
AboveNet*	200	12
American Tower, Cl A*	5,300	268
AT&T	188,680	5,243
BCE	9,700	329
CenturyLink	2,473	106
Crown Castle International*	41,300	1,716
Frontier Communications	108	1
MetroPCS Communications*	54,000	656
NII Holdings*	1,800	70
Qwest Communications International	50,303	352
SBA Communications, Cl A*	500	20
Sprint Nextel*	122,100	461
tw telecom, Cl A*	1,600	26
USA Mobility	1,000	17
Verizon Communications	43,200	1,383
Windstream	1,900	25

		10,685

Utilities — 2.9%
AES*	215,226	2,327
AGL Resources	1,900	70
Allegheny Energy	1,200	27
Alliant Energy	4,200	152
Ameren	1,300	37
American Electric Power	2,900	103

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

American Water Works	7,500	$184
Aqua America	5,000	107
Calpine*	1,600	19
Centerpoint Energy	5,800	91
CMS Energy	5,500	99
Consolidated Edison	2,500	121
Constellation Energy Group	18,943	537
Dominion Resources	5,200	216
DPL	4,000	101
DTE Energy	6,725	300
Duke Energy	4,200	74
Edison International	19,200	709
Energen	8,400	366
Entergy	6,400	456
Exelon	35,495	1,397
Hawaiian Electric Industries	3,600	79
Integrys Energy Group	2,800	136
ITC Holdings	1,500	91
Mirant*	12,700	126
NextEra Energy	2,500	127
NiSource	2,400	40
Northeast Utilities	5,600	174
NSTAR	3,800	157
NV Energy	30,500	418
OGE Energy	1,500	67
Oneok	2,800	143
Pepco Holdings	5,400	99
PG&E	300	14
Pinnacle West Capital	3,500	142
Portland General Electric	4,400	93
PPL	2,400	61
Public Service Enterprise Group	18,400	567
Questar	4,000	67
SCANA	1,200	49
Southern	2,100	79
TECO Energy	2,000	33
UGI	2,000	59
Vectren	1,800	47
Westar Energy	3,800	95
Wisconsin Energy	2,900	175
Xcel Energy	3,600	85

		10,716

Total Common Stock (Cost $314,061) ($ Thousands)		355,519

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	13,563	13,563

Total Cash Equivalent (Cost $13,563) ($ Thousands)		13,563

U.S. TREASURY OBLIGATIONS (A) — 0.4%
U.S. Treasury Bills
0.051%, 12/16/10	1,112	1,112
0.326%, 02/10/11	300	300

Total U.S. Treasury Obligations (Cost $1,412) ($ Thousands)		1,412

Description	Market Value ($ Thousands)

Total Investments — 99.5% (Cost $329,036) ($ Thousands)	$370,494

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	13	Dec-2010	$31
S&P Composite Index	39	Dec-2010	489

			$520

For the year ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $372,528 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,519	$—	$—	$355,519
Cash Equivalent	13,563	—	—	13,563
U.S. Treasury Obligations	—	1,412	—	1,412

Total Investments in Securities	$369,082	$1,412	$—	$370,494

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$520	$—	$—	$520

Total Other Financial Instruments	$520	$—	$—	$520

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.1%

Consumer Discretionary — 8.3%
Amazon.com*	144,738	$25,387
American Eagle Outfitters	123,700	2,041
AutoNation* (A)	36,300	948
AutoZone*	52,430	13,601
Bed Bath & Beyond*	119,837	5,242
Best Buy (A)	242,869	10,375
Big Lots* (A)	25,700	788
Brinker International	24,884	509
Brown Shoe	212,200	3,017
Carnival (A)	155,500	6,424
CBS, Cl B	20,500	345
CEC Entertainment*	9,300	349
Coach	73,300	4,144
Comcast, Cl A (A)	2,392,211	46,353
Darden Restaurants	187,152	9,161
DeVry	37,300	1,602
DIRECTV, Cl A*	502,415	20,865
Discovery Communications, Cl A* (A)	19,900	811
Dollar Tree* (A)	36,850	2,025
Family Dollar Stores (A)	162,500	8,157
Ford Motor* (A)	1,426,796	22,743
Fortune Brands	8,400	496
Fossil*	29,500	1,996
Gannett (A)	37,081	486
Gap	563,640	12,039
Genuine Parts	34,600	1,666
H&R Block (A)	601,179	7,569
Hasbro	97,600	4,652
Helen of Troy*	10,900	258
Home Depot	516,095	15,591
Iconix Brand Group* (A)	148,800	2,780
Interpublic Group*	74,000	788
Johnson Controls	213,136	7,767
Kohl’s*	35,200	1,986
Liberty Media - Interactive, Cl A*	10,400	161
Liberty Media - Starz, Ser A*	7,000	440
Limited Brands	246,400	8,296
Liz Claiborne* (A)	347,200	2,538
Lowe’s	202,900	4,606
Macy’s	160,002	4,109
Marriott International, Cl A (A)	54,400	2,133
Mattel (A)	707,600	18,284
Matthews International, Cl A	69,600	2,260
McDonald’s	562,989	44,082
McGraw-Hill	7,100	245
MDC Holdings (A)	146,006	3,646
Modine Manufacturing*	177,500	2,460
Newell Rubbermaid (A)	689,320	11,560
News, Cl A	1,010,400	13,782
NIKE, Cl B (A)	108,200	9,319
Omnicom Group (A)	461,986	20,993
O’Reilly Automotive* (A)	217,246	13,074
Polo Ralph Lauren, Cl A (A)	1,800	197
priceline.com*	33,664	13,265
Ross Stores (A)	128,000	8,305
Scripps Networks Interactive, Cl A	13,700	698
Sears Holdings* (A)	8,000	524
Shutterfly*	15,500	511

Description	Shares	Market Value ($ Thousands)

Stanley Black & Decker (A)	33,060	$1,968
Starbucks (A)	293,200	8,972
Starwood Hotels & Resorts Worldwide (A)	78,900	4,485
Target	753,248	42,890
Tempur-Pedic International*	57,400	2,015
Tenneco* (A)	45,900	1,673
Texas Roadhouse, Cl A* (A)	144,900	2,476
Thor Industries (A)	49,300	1,456
Tiffany	2,700	168
Time Warner	886,274	26,136
Time Warner Cable, Cl A	185,288	11,403
TJX	446,500	20,365
TRW Automotive Holdings* (A)	173,614	8,245
Tupperware Brands	6,700	312
Urban Outfitters* (A)	7,000	265
VF (A)	31,800	2,635
Viacom, Cl B (A)	685,252	25,923
Walt Disney	471,650	17,220
Warnaco Group* (A)	4,700	253
Whirlpool (A)	14,800	1,080
Williams-Sonoma (A)	62,400	2,076
Wyndham Worldwide	6,700	192
Wynn Resorts (A)	26,300	2,659
Yum! Brands	150,700	7,547

		620,863

Consumer Staples — 8.9%
Altria Group	975,522	23,413
Archer-Daniels-Midland	211,353	6,127
Brown-Forman, Cl B (A)	55,000	3,598
Campbell Soup (A)	18,800	637
Central Garden and Pet, Cl A*	360,400	3,366
Clorox	98,888	6,112
Coca-Cola	1,027,167	64,886
Coca-Cola Enterprises	868,326	20,970
Colgate-Palmolive	144,500	11,062
ConAgra Foods	30,200	649
Constellation Brands, Cl A*	77,900	1,606
Corn Products International	13,700	591
Costco Wholesale	23,600	1,596
CVS Caremark	429,208	13,306
Dean Foods* (A)	840,800	6,113
Dr. Pepper Snapple Group	95,000	3,480
Estee Lauder, Cl A	86,400	6,473
General Mills	427,505	15,104
Hansen Natural*	23,985	1,276
Hershey (A)	107,209	5,017
HJ Heinz	18,400	888
Hormel Foods	115,108	5,650
JM Smucker	13,000	822
Kellogg	3,500	172
Kimberly-Clark	94,194	5,830
Kraft Foods, Cl A	736,047	22,265
Kroger	162,600	3,829
Lance (A)	103,900	2,432
Lorillard	39,448	3,139
McCormick	34,200	1,505
Mead Johnson Nutrition, Cl A	108,200	6,445
Molson Coors Brewing, Cl B (A)	302,700	14,424
PepsiCo	1,142,129	73,816
Philip Morris International	895,806	50,962
Procter & Gamble	1,636,289	99,928

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Ralcorp Holdings*	27,600	$1,709
Reynolds American (A)	125,400	3,880
Safeway (A)	35,100	807
Sara Lee	1,234,438	18,517
Smart Balance*	26,400	97
Smithfield Foods* (A)	256,500	4,517
Sysco (A)	112,965	3,278
Tyson Foods, Cl A (A)	888,694	14,068
Walgreen (A)	961,820	33,519
Wal-Mart Stores	1,792,861	96,976
Whole Foods Market* (A)	51,400	2,427

		667,284

Energy — 9.5%
Anadarko Petroleum	69,700	4,472
Apache	106,158	11,427
Baker Hughes	18,419	961
Cameron International*	4,300	207
Chevron	1,385,357	112,172
Cimarex Energy	56,500	4,551
Complete Production Services*	14,500	412
ConocoPhillips	1,564,934	94,162
Continental Resources* (A)	12,600	673
Denbury Resources* (A)	129,000	2,345
Devon Energy	284,544	20,080
El Paso (A)	448,300	6,048
EOG Resources (A)	41,800	3,718
EQT	20,200	817
Exxon Mobil	2,547,890	177,231
FMC Technologies*	8,500	716
Frontier Oil	55,600	863
Halliburton	755,595	28,592
Helmerich & Payne	157,400	7,140
Hess	256,305	17,954
James River Coal* (A)	252,800	5,031
Marathon Oil	971,929	32,530
McDermott International*	41,000	752
Murphy Oil	8,800	594
Nabors Industries*	60,700	1,341
Occidental Petroleum	444,836	39,221
Oceaneering International* (A)	61,500	4,250
Oil States International*	6,900	409
Peabody Energy	3,100	182
Pioneer Natural Resources (A)	77,800	6,233
QEP Resources (A)	55,000	1,932
Rowan* (A)	25,900	781
RPC (A)	21,300	624
Schlumberger (A)	873,679	67,570
SEACOR Holdings*	5,100	556
Southwestern Energy*	208,174	7,536
Spectra Energy	18,500	440
Suncor Energy	658,987	22,149
Sunoco	83,100	3,336
Unit*	35,000	1,399
Valero Energy (A)	828,503	16,139
Williams	21,900	500

		708,046

Financials — 11.4%
ACE	89,600	5,243
Aflac	97,500	5,021
Allstate	85,294	2,483
American Express	857,095	37,044

Description	Shares	Market Value ($ Thousands)

Ameriprise Financial	71,336	$3,698
Apartment Investment & Management, Cl A‡ (A)	142,100	3,427
Arch Capital Group*	34,200	3,088
Ares Capital	8,498	140
Assurant (A)	150,200	5,298
Assured Guaranty	105,774	1,799
AvalonBay Communities‡ (A)	27,700	3,056
Bank of America	4,675,154	51,193
Bank of New York Mellon (A)	392,821	10,602
BB&T (A)	84,200	1,953
Berkshire Hathaway, Cl B*	327,674	26,109
Boston Properties‡	16,500	1,383
Capital One Financial (A)	521,397	19,412
CB Richard Ellis Group, Cl A* (A)	196,300	3,767
Chimera Investment‡ (A)	3,559,429	14,238
Chubb	145,700	8,306
Cincinnati Financial (A)	166,600	5,022
Citigroup*	5,934,611	24,925
City National (A)	287,400	15,439
CME Group, Cl A	67,456	19,432
Comerica (A)	159,100	5,806
CommonWealth REIT‡	19,500	488
Digital Realty Trust‡ (A)	50,950	2,676
East West Bancorp	535,536	9,286
Equity Residential‡ (A)	96,600	4,828
Extra Space Storage‡	213,100	3,414
Fifth Third Bancorp (A)	432,600	5,170
Franklin Resources	18,909	2,157
Fulton Financial	160,300	1,387
Genworth Financial, Cl A*	338,700	3,949
Goldman Sachs Group	335,793	52,431
Hospitality Properties Trust‡	124,800	2,761
Host Hotels & Resorts‡	189,862	3,129
Huntington Bancshares (A)	1,100,700	6,423
IntercontinentalExchange*	3,400	383
Invesco	826,936	17,978
Invesco Mortgage Capital‡	39,000	881
Jones Lang LaSalle	12,700	1,014
JPMorgan Chase	3,089,361	115,480
Keycorp (A)	530,200	3,992
Kilroy Realty‡ (A)	59,400	2,027
Kimco Realty‡	90,363	1,505
LaSalle Hotel Properties‡	109,100	2,597
Lincoln National	67,700	1,617
Loews	24,800	928
M&T Bank (A)	149,434	11,500
Macerich‡ (A)	78,000	3,614
Mack-Cali Realty‡	74,800	2,375
Marshall & Ilsley (A)	519,200	2,487
MetLife	175,693	6,703
MFA Mortgage Investments‡ (A)	291,200	2,373
Morgan Stanley	264,016	6,458
NASDAQ OMX Group*	16,500	354
New York Community Bancorp (A)	607,629	10,208
Northern Trust	7,100	357
NYSE Euronext (A)	307,744	8,408
PacWest Bancorp (A)	194,500	3,306
PartnerRe	7,480	580
Plum Creek Timber‡ (A)	31,100	1,121
PNC Financial Services Group	615,600	33,150
Progressive	144,300	2,935

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Prudential Financial	729,262	$36,959
Public Storage‡	34,402	3,323
Regions Financial	1,970,215	10,600
RenaissanceRe Holdings	80,791	4,870
Simon Property Group‡	57,889	5,702
SL Green Realty‡	8,652	566
SLM* (A)	170,700	1,971
State Street	338,341	14,616
Stifel Financial* (A)	61,500	3,188
SunTrust Banks	109,500	2,558
Symetra Financial	32,000	387
T. Rowe Price Group (A)	174,600	10,184
Torchmark (A)	33,400	1,920
Transatlantic Holdings	35,400	1,791
Travelers	163,655	8,836
UDR‡ (A)	182,400	4,067
Unum Group	151,300	3,251
US Bancorp	487,666	11,597
Ventas‡ (A)	26,400	1,353
Vornado Realty Trust‡	1,741	142
Washington Federal	17,400	257
Wells Fargo	3,449,613	93,864
Wintrust Financial (A)	96,800	2,773
Zions Bancorporation (A)	216,800	4,217

		849,306

Health Care — 9.5%
Abbott Laboratories	443,916	20,646
Aetna	231,500	6,857
Agilent Technologies*	102,800	3,600
AmerisourceBergen (A)	365,639	11,280
Amgen*	1,219,667	64,264
Baxter International	48,100	2,335
Becton Dickinson	98,700	7,692
Biogen Idec* (A)	175,403	11,220
Bristol-Myers Squibb	1,314,059	33,167
Bruker* (A)	39,500	609
C.R. Bard	12,300	1,044
Cardinal Health	541,639	19,271
CareFusion*	385,500	8,816
Celgene*	235,300	13,972
Cephalon* (A)	63,500	4,032
CIGNA	23,200	854
Community Health Systems*	88,800	2,829
Coventry Health Care*	92,300	2,337
Covidien	814,832	34,280
DaVita*	11,800	858
Eli Lilly (A)	741,982	24,975
Express Scripts*	123,400	6,428
Genzyme*	23,149	1,649
Gilead Sciences* (A)	431,754	15,759
Haemonetics*	22,700	1,335
Hospira*	261,532	14,714
Humana*	95,100	5,329
Impax Laboratories*	159,500	2,842
Intuitive Surgical* (A)	33,600	8,746
Invacare (A)	6,200	167
Johnson & Johnson	1,496,160	92,089
King Pharmaceuticals*	25,023	354
Laboratory Corp of America Holdings* (A)	5,200	427
Life Technologies*	263,600	13,129
McKesson	27,500	1,757

Description	Shares	Market Value ($ Thousands)

Medco Health Solutions*	150,948	$9,256
Medicines*	98,700	1,301
Medtronic	165,576	5,552
Merck	1,630,398	56,200
Mylan Laboratories* (A)	170,900	3,344
Par Pharmaceutical*	21,200	762
Patterson	33,800	1,005
PerkinElmer	324,694	7,565
Pfizer	5,366,986	87,428
Questcor Pharmaceuticals* (A)	47,100	671
Sirona Dental Systems*	24,600	930
St. Jude Medical*	46,800	1,811
Stryker (A)	72,400	3,626
SXC Health Solutions*	22,300	855
Thermo Fisher Scientific*	458,203	23,304
UnitedHealth Group	863,607	31,539
Varian Medical Systems* (A)	58,700	3,864
VCA Antech* (A)	125,200	2,735
Warner Chilcott, Cl A	102,500	1,948
Waters*	24,800	1,907
Watson Pharmaceuticals*	35,900	1,750
WellPoint*	347,588	19,375
Zimmer Holdings*	9,000	443

		706,834

Industrials — 10.1%
3M	175,366	14,727
Altra Holdings*	162,900	2,733
Ametek	13,100	775
Applied Industrial Technologies	7,700	230
Atlas Air Worldwide Holdings*	7,700	420
Avery Dennison	74,000	2,778
BE Aerospace*	55,900	1,984
Boeing	301,118	19,202
C.H. Robinson Worldwide	5,400	398
Caterpillar	184,598	15,617
Chicago Bridge & Iron*	101,912	2,885
Cooper Industries, Cl A (A)	306,331	16,695
Corrections of America*	78,800	1,903
CSX	58,800	3,575
Cubic	4,100	187
Cummins	315,886	30,679
Danaher	73,400	3,175
Deere	241,200	18,018
Dover (A)	382,433	20,961
Eaton	131,500	12,677
Emerson Electric (A)	622,730	34,294
Equifax	101,600	3,516
Expeditors International Washington (A)	49,817	2,635
Fastenal (A)	74,700	3,998
FedEx (A)	91,347	8,324
Fluor	17,700	1,024
Generac Holdings*	105,532	1,568
General Dynamics (A)	396,179	26,184
General Electric	4,607,578	72,938
Goodrich	88,200	7,565
GrafTech International*	105,600	2,070
Great Lakes Dredge & Dock	139,000	1,068
Harsco	143,300	3,448
Honeywell International	1,238,573	61,569
Illinois Tool Works	15,000	714
Ingersoll-Rand (A)	48,300	1,980

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

ITT	24,500	$1,127
Jacobs Engineering Group*	9,100	350
Joy Global	34,314	2,619
Kennametal	10,300	348
L-3 Communications Holdings, Cl 3	49,900	3,510
Lockheed Martin	132,700	9,029
Middleby* (A)	23,100	1,859
Navistar International*	198,017	10,134
Norfolk Southern	162,700	9,790
Northrop Grumman	175,976	10,854
Owens Corning* (A)	346,412	9,114
Paccar (A)	43,500	2,343
Parker Hannifin	244,270	19,598
Polypore International*	16,100	512
Precision Castparts	9,500	1,312
Quanta Services*	190,800	3,360
Raytheon	487,400	22,542
Regal-Beloit	44,400	2,709
Republic Services, Cl A	499,534	14,057
Rockwell Automation	186,000	12,298
Rockwell Collins	302,637	16,966
Roper Industries	25,000	1,810
RR Donnelley & Sons	27,100	427
Southwest Airlines (A)	273,100	3,638
Stericycle* (A)	16,000	1,182
Team*	116,100	2,364
Timken	55,234	2,406
Trex* (A)	99,900	1,843
Tyco International	132,100	5,005
Union Pacific	382,141	34,435
United Continental Holdings* (A)	257,844	7,137
United Parcel Service, Cl B	461,973	32,398
United Technologies	1,235,270	92,979
UTi Worldwide	136,300	2,624
WABCO Holdings*	16,700	830
Waste Management (A)	17,600	603
WW Grainger (A)	39,200	4,897

		751,523

Information Technology — 17.0%
Acme Packet* (A)	46,000	2,253
Advanced Micro Devices* (A)	940,037	6,853
Akamai Technologies*	252,600	13,183
Altera (A)	67,800	2,379
AOL*	113,500	2,744
Apple*	562,645	175,067
Applied Materials	70,900	881
Atmel*	186,553	1,938
Autodesk*	210,300	7,421
Automatic Data Processing	5,253	234
Baidu.com ADR* (A)	112,000	11,781
BMC Software*	76,900	3,414
Broadcom, Cl A (A)	211,200	9,396
Cisco Systems*	4,145,320	79,424
Citrix Systems*	40,100	2,663
Cognizant Technology Solutions, Cl A*	299,192	19,441
Computer Sciences	12,900	576
Compuware*	40,700	419
Comtech Telecommunications	8,100	240
Corning	555,200	9,805
Dell*	96,800	1,280

Description	Shares	Market Value ($ Thousands)

eBay*	150,000	$4,370
Echo Global Logistics* (A)	229,849	2,632
EMC*	1,473,025	31,655
F5 Networks*	21,600	2,849
FARO Technologies*	20,893	543
Fidelity National Information Services	32,700	880
First Solar* (A)	16,400	2,015
Fiserv*	8,800	487
FLIR Systems* (A)	113,900	3,053
Google, Cl A*	115,608	64,245
Harris	214,400	9,485
Hewlett-Packard	1,414,456	59,308
Ingram Micro, Cl A*	128,500	2,294
Intel	4,530,221	95,678
International Business Machines (A)	1,132,169	160,157
Intuit*	221,800	9,957
Itron*	19,900	1,130
Jabil Circuit	568,574	8,591
JDS Uniphase*	279,600	3,319
Lam Research*	56,200	2,548
Lexmark International, Cl A*	81,900	2,968
Linear Technology (A)	25,800	841
Marvell Technology Group*	107,700	2,077
Mastercard, Cl A	46,675	11,063
McAfee*	13,806	647
MEMC Electronic Materials*	35,500	411
Microchip Technology (A)	3,800	128
Micron Technology* (A)	1,205,054	8,749
Microsoft	5,780,439	145,725
Motorola*	132,400	1,014
National Instruments	5,800	198
NetApp* (A)	117,500	5,984
Novell*	151,200	901
Novellus Systems* (A)	85,600	2,581
Nuance Communications*	103,500	1,829
ON Semiconductor*	359,600	2,933
Oracle	2,325,409	62,879
Plantronics	12,800	458
Polycom* (A)	70,600	2,612
Power-One* (A)	13,500	127
Qualcomm	1,056,510	49,381
Quest Software*	135,300	3,423
Red Hat*	176,100	7,660
Salesforce.com* (A)	53,100	7,393
SanDisk*	217,418	9,697
SS&C Technologies Holdings* (A)	196,316	3,811
Synopsys*	40,200	1,033
Tellabs (A)	170,300	1,075
Teradyne* (A)	120,000	1,423
Texas Instruments (A)	744,461	23,674
VeriSign* (A)	85,200	2,923
Visa, Cl A (A)	607,421	44,858
Vishay Intertechnology*	170,630	2,433
VistaPrint* (A)	13,300	536
VMware, Cl A* (A)	110,752	9,029
Western Union	1,301,177	22,953
Xerox	664,925	7,620
Xilinx (A)	153,100	4,152
Zebra Technologies, Cl A*	12,300	448

		1,274,235

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Materials — 3.6%
Air Products & Chemicals	65,400	$5,639
Airgas	28,375	1,734
Albemarle	14,000	757
Alcoa (A)	500,600	6,568
Allegheny Technologies (A)	616,788	31,888
Ball	447,000	29,448
Cabot	35,900	1,285
Celanese, Cl A	63,100	2,335
CF Industries Holdings	45,300	5,471
Cliffs Natural Resources (A)	210,142	14,361
Commercial Metals (A)	21,500	331
Dow Chemical (A)	900	28
E.I. Du Pont de Nemours	552,799	25,976
Ecolab	16,900	808
FMC	17,600	1,370
Freeport-McMoRan Copper & Gold, Cl B	99,955	10,127
Horsehead Holding*	165,600	1,926
International Flavors & Fragrances	104,200	5,472
International Paper	256,800	6,412
Kronos Worldwide	38,400	1,620
Lubrizol	47,195	4,935
MeadWestvaco	11,900	296
Monsanto	433,488	25,975
Mosaic	147,816	9,997
Nalco Holding (A)	40,800	1,200
Newmont Mining	262,715	15,456
Nucor	35,700	1,347
Owens-Illinois*	66,400	1,785
Potash Corp of Saskatchewan	51,204	7,360
PPG Industries (A)	25,600	1,996
Praxair (A)	295,119	27,166
Rock-Tenn, Cl A	38,200	2,066
Rockwood Holdings* (A)	69,300	2,645
Schnitzer Steel Industries, Cl A	89,700	5,121
Schweitzer-Mauduit International	38,000	2,387
Sherwin-Williams (A)	17,600	1,305
Sigma-Aldrich	14,100	891
Solutia*	89,600	1,916
Titanium Metals* (A)	118,000	2,038
United States Steel (A)	9,800	476
		269,914

Telecommunication Services — 2.5%
AboveNet* (A)	3,300	194
American Tower, Cl A*	457,639	23,143
AT&T	3,904,468	108,505
CenturyLink (A)	69,104	2,971
Frontier Communications (A)	64,828	590
MetroPCS Communications* (A)	337,321	4,098
NII Holdings*	81,009	3,140
Qwest Communications International (A)	1,348,767	9,441
Sprint Nextel*	374,200	1,414
Verizon Communications	977,331	31,284
Windstream (A)	94,213	1,229
		186,009

Description	Shares	Market Value ($ Thousands)

Utilities — 2.3%
AGL Resources	26,200	$962
Allegheny Energy	77,395	1,766
Alliant Energy	16,500	599
Ameren	18,500	531
American Electric Power	129,466	4,609
American Water Works	127,300	3,120
Centerpoint Energy	151,600	2,370
CMS Energy (A)	129,600	2,329
Consolidated Edison (A)	63,400	3,067
Constellation Energy Group	640,741	18,172
Dominion Resources (A)	179,100	7,438
DPL	34,200	866
DTE Energy	249,992	11,137
Duke Energy	338,300	5,937
Energen	40,300	1,756
Entergy	33,400	2,380
Exelon	634,586	24,984
Integrys Energy Group (A)	90,900	4,427
New Jersey Resources (A)	86,000	3,707
NextEra Energy	303,603	15,368
Nicor (A)	13,600	588
NiSource (A)	142,100	2,377
Northeast Utilities	728,003	22,641
Oneok	70,000	3,578
Pepco Holdings (A)	175,800	3,226
Piedmont Natural Gas (A)	110,400	3,266
Pinnacle West Capital	101,800	4,115
Portland General Electric	29,400	622
Public Service Enterprise Group	182,800	5,636
SCANA (A)	21,600	877
Southern	106,700	4,025
TECO Energy	91,600	1,534
Wisconsin Energy	70,300	4,233
Xcel Energy	69,600	1,636
		173,879
Total Common Stock (Cost $5,434,261) ($ Thousands)		6,207,893

AFFILIATED PARTNERSHIP — 18.4%
SEI Liquidity Fund, L.P.
0.210%(B)**†	614,174	606,277
SEI LIBOR Plus Portfolio†	111,582,526	768,804

Total Affiliated Partnership (Cost $1,546,326) ($ Thousands)		1,375,081

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	356,323	356,323
Total Cash Equivalent (Cost $356,323) ($ Thousands)		356,323

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C)(D) — 1.4%
U.S. Treasury Bills
0.040%, 12/16/10	$104,055	$104,050
0.223%, 02/10/11	2,445	2,444

Total U.S. Treasury Obligations (Cost $106,490) ($ Thousands)		106,494

Total Investments — 107.7% (Cost $7,443,400) ($ Thousands)		$8,045,791

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	528	Dec-2010	$1,734
S&P Composite Index	4,011	Dec-2010	79,110

			$80,844

For the period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,471,820 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $595,739 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2010 was $606,277 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,207,893	$—	$—	$6,207,893
Affiliated Partnerships	768,804	606,277	—	1,375,081
Cash Equivalent	356,323	—	—	356,323
U.S. Treasury Obligations	—	106,494	—	106,494

Total Investments in Securities	$7,333,020	$712,771	$—	$8,045,791

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$80,844	$—	$—	$80,844

Total Other Financial Instruments	$80,844	$—	$—	$80,844

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 11.3%
Aaron’s (A)	2,700	$54
Abercrombie & Fitch, Cl A	3,802	191
Advance Auto Parts (A)	3,708	245
Aeropostale*	3,600	97
Amazon.com*	14,789	2,594
American Eagle Outfitters	8,871	146
Apollo Group, Cl A*	5,464	186
Autoliv (A)	3,418	251
AutoNation* (A)	2,832	74
AutoZone*	1,107	287
Bally Technologies*	2,000	78
Bed Bath & Beyond*	11,115	486
Best Buy (A)	13,447	574
Big Lots* (A)	3,300	101
BorgWarner* (A)	5,282	319
Brinker International	4,483	92
Cablevision Systems, Cl A	9,642	305
Career Education*	3,259	58
Carmax* (A)	9,560	315
Carnival	18,600	768
CBS, Cl B	29,269	493
Central European Media Enterprises, Cl A*	1,800	35
Chico’s FAS	8,600	104
Chipotle Mexican Grill, Cl A* (A)	1,400	362
Choice Hotels International (A)	1,484	55
Clear Channel Outdoor Holdings, Cl A*	700	10
Coach	13,067	739
Comcast, Cl A	120,325	2,407
Darden Restaurants	6,022	295
DeVry	2,900	124
Dick’s Sporting Goods* (A)	4,258	146
DIRECTV, Cl A*	38,029	1,579
Discovery Communications, Cl A* (A)	12,000	489
DISH Network, Cl A*	8,062	148
Dollar General* (A)	3,000	99
Dollar Tree* (A)	5,229	287
DR Horton	12,868	129
DreamWorks Animation SKG, Cl A*	3,434	106
Education Management* (A)	1,500	21
Expedia	8,734	230
Family Dollar Stores	5,562	279
Federal Mogul, Cl A*	1,500	28
Foot Locker	6,869	130
Ford Motor* (A)	142,984	2,279
Fortune Brands (A)	6,520	385
Fossil*	2,200	149
GameStop, Cl A* (A)	7,300	145
Gannett (A)	8,659	114
Gap	18,159	388
Garmin (A)	4,800	139
Gentex	6,132	129
Genuine Parts	6,571	316
Goodyear Tire & Rubber* (A)	11,052	105
Guess?	2,900	137
H&R Block	13,425	169

Description	Shares	Market Value ($ Thousands)

Hanesbrands*	4,143	$112
Harley-Davidson (A)	10,003	313
Harman International Industries*	2,568	112
Hasbro	5,567	265
Hillenbrand	2,824	55
Home Depot	72,415	2,188
Hyatt Hotels, Cl A* (A)	1,400	59
International Game Technology	12,743	197
International Speedway, Cl A	1,512	36
Interpublic Group* (A)	20,875	222
ITT Educational Services* (A)	1,121	66
J Crew Group* (A)	2,000	87
J.C. Penney (A)	10,051	334
Jarden	4,300	132
John Wiley & Sons, Cl A	1,842	76
Johnson Controls	28,645	1,044
KB Home (A)	3,380	38
Kohl’s*	13,119	740
Lamar Advertising, Cl A* (A)	2,540	93
Las Vegas Sands* (A)	13,193	661
Lear*	2,100	184
Leggett & Platt	6,119	127
Lennar, Cl A (A)	7,230	110
Liberty Global, Cl A* (A)	10,071	355
Liberty Media - Capital, Ser A*	2,892	167
Liberty Media - Interactive, Cl A*	26,247	406
Liberty Media - Starz, Ser A*	1,936	122
Limited Brands	11,557	389
LKQ*	6,800	147
Lowe’s	62,010	1,408
Macy’s	18,030	463
Madison Square Garden, Cl A*	2,860	63
Marriott International, Cl A	11,587	454
Mattel	15,242	394
McDonald’s	45,880	3,592
McGraw-Hill	13,239	457
MDC Holdings	1,516	38
Meredith (A)	1,358	46
MGM Resorts International* (A)	13,039	160
Mohawk Industries* (A)	2,166	114
Morningstar (A)	900	45
NetFlix*	1,700	350
New York Times, Cl A* (A)	4,824	43
Newell Rubbermaid (A)	11,865	199
News, Cl A	98,185	1,339
NIKE, Cl B (A)	15,448	1,331
Nordstrom	7,312	313
NVR* (A)	224	139
Office Depot*	14,189	62
Omnicom Group	12,944	588
O’Reilly Automotive* (A)	5,840	351
Panera Bread, Cl A* (A)	1,162	117
Penn National Gaming*	2,989	105
PetSmart	4,873	184
Phillips-Van Heusen	2,300	156
Polo Ralph Lauren, Cl A (A)	2,380	260
priceline.com*	2,000	788
Pulte Homes* (A)	15,545	97
RadioShack (A)	5,571	103
Regal Entertainment Group, Cl A	4,188	57
Ross Stores (A)	5,071	329
Royal Caribbean Cruises*	5,900	238

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Scripps Networks Interactive, Cl A	4,072	$208
Sears Holdings* (A)	1,828	120
Service International	11,194	90
Signet Jewelers*	3,800	151
Sirius XM Radio* (A)	157,100	215
Stanley Black & Decker	6,693	398
Staples	31,064	684
Starbucks (A)	31,706	970
Starwood Hotels & Resorts Worldwide (A)	7,884	448
Strayer Education (A)	600	81
Target	31,585	1,799
Tempur-Pedic International*	2,700	95
Thomson Reuters	15,700	571
Thor Industries	1,900	56
Tiffany (A)	5,125	318
Time Warner	48,879	1,441
Time Warner Cable, Cl A	15,084	928
TJX	17,054	778
Toll Brothers*	6,051	109
Tractor Supply (A)	3,100	132
TRW Automotive Holdings* (A)	3,393	161
Tupperware Brands	2,400	111
Urban Outfitters*	4,920	186
VF	3,617	300
Viacom, Cl B	25,869	979
Virgin Media (A)	13,620	347
Walt Disney	83,672	3,055
Washington Post, Cl B (A)	257	97
Weight Watchers International (A)	1,662	57
Wendy’s, Cl A	11,100	53
Whirlpool (A)	3,287	240
Williams-Sonoma (A)	4,562	152
WMS Industries*	2,600	115
Wyndham Worldwide	7,668	220
Wynn Resorts	3,096	313
Yum! Brands	19,548	979

		60,148

Consumer Staples — 9.8%
Alberto-Culver, Cl B	3,687	137
Altria Group	89,068	2,138
Archer-Daniels-Midland	26,879	779
Avon Products	18,406	526
BJ’s Wholesale Club*	1,872	86
Brown-Forman, Cl B	4,418	289
Bunge (A)	6,100	371
Campbell Soup (A)	7,778	264
Central European Distribution*	3,100	74
Church & Dwight	3,132	205
Clorox	5,903	365
Coca-Cola	89,420	5,649
Coca-Cola Enterprises	13,615	329
Colgate-Palmolive	21,075	1,613
ConAgra Foods	19,086	410
Constellation Brands, Cl A*	8,631	178
Corn Products International	2,900	125
Costco Wholesale	18,981	1,283
CVS Caremark	58,352	1,809
Dean Foods*	8,087	59
Del Monte Foods	8,458	158
Dr. Pepper Snapple Group	10,300	377

Description	Shares	Market Value ($ Thousands)

Energizer Holdings*	2,941	$207
Estee Lauder, Cl A	4,654	349
Flowers Foods (A)	2,700	71
General Mills	28,592	1,010
Green Mountain Coffee Roasters* (A)	5,100	189
Hansen Natural*	2,700	144
Herbalife	2,600	178
Hershey	6,598	309
HJ Heinz	13,437	649
Hormel Foods	2,639	129
JM Smucker	5,011	317
Kellogg	10,603	522
Kimberly-Clark	17,818	1,103
Kraft Foods, Cl A	68,615	2,076
Kroger	27,373	644
Lorillard	6,550	521
McCormick	5,593	246
Mead Johnson Nutrition, Cl A	8,586	511
Molson Coors Brewing, Cl B	5,462	260
PepsiCo	68,752	4,443
Philip Morris International	79,068	4,498
Procter & Gamble	122,274	7,467
Ralcorp Holdings* (A)	2,100	130
Reynolds American	14,020	434
Safeway (A)	16,520	380
Sara Lee	28,251	424
Smithfield Foods* (A)	5,975	105
Supervalu (A)	7,789	70
Sysco (A)	25,248	733
Tyson Foods, Cl A	11,665	185
Walgreen (A)	41,225	1,437
Wal-Mart Stores	86,979	4,705
Whole Foods Market*	5,752	271

		51,941

Energy — 11.1%
Alpha Natural Resources*	4,868	241
Anadarko Petroleum	20,840	1,337
Apache	15,659	1,686
Arch Coal	6,912	202
Atlas Energy*	3,000	129
Atwood Oceanics*	2,800	100
Baker Hughes (A)	18,240	951
Cabot Oil & Gas	4,000	140
Cameron International*	10,244	493
Chesapeake Energy	27,766	586
Chevron	85,302	6,907
Cimarex Energy	3,500	282
Cobalt International Energy*	4,300	49
Comstock Resources*	2,400	59
Concho Resources* (A)	3,700	306
ConocoPhillips	63,476	3,819
Consol Energy (A)	9,644	405
Continental Resources* (A)	1,600	86
Core Laboratories (A)	1,800	154
Denbury Resources*	17,024	309
Devon Energy	19,213	1,356
Diamond Offshore Drilling (A)	2,709	175
Dresser-Rand Group*	3,034	115
El Paso	29,503	398
EOG Resources (A)	10,745	956
EQT	6,066	246

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

EXCO Resources	6,800	$126
Exterran Holdings* (A)	2,900	66
Exxon Mobil	216,642	15,070
FMC Technologies*	5,160	435
Forest Oil*	4,914	168
Frontier Oil	4,600	71
Frontline	2,200	57
Halliburton	38,997	1,476
Helmerich & Payne (A)	3,850	175
Hess	12,412	869
Holly	2,000	72
Marathon Oil	29,776	997
Massey Energy (A)	4,361	214
McDermott International*	9,500	174
Murphy Oil	8,054	544
Nabors Industries*	12,200	269
National Oilwell Varco	17,880	1,096
Newfield Exploration*	5,699	381
Noble Energy	7,462	606
Occidental Petroleum	34,654	3,055
Oceaneering International*	2,600	180
Oil States International*	2,100	125
Patterson-UTI Energy (A)	6,532	129
Peabody Energy (A)	11,374	669
PetroHawk Energy*	12,600	225
Pioneer Natural Resources (A)	4,844	388
Plains Exploration & Production*	6,491	186
Pride International* (A)	6,929	215
QEP Resources	7,346	258
Quicksilver Resources*	5,102	73
Range Resources	6,639	279
Rowan* (A)	4,386	132
SandRidge Energy* (A)	17,900	92
Schlumberger	58,266	4,506
SEACOR Holdings*	900	98
SM Energy	2,700	134
Southern Union	5,368	127
Southwestern Energy*	14,676	531
Spectra Energy (A)	27,009	642
Sunoco	4,756	191
Superior Energy Services*	3,500	117
Teekay	2,100	67
Tesoro (A)	6,846	112
Tidewater	2,170	106
Ultra Petroleum*	6,200	291
Unit*	2,127	85
Valero Energy	23,236	453
Weatherford International* (A)	31,000	633
Whiting Petroleum*	2,500	275
Williams	24,746	564

		59,291

Financials — 15.1%
ACE	14,300	837
Affiliated Managers Group*	2,133	187
Aflac	20,256	1,043
Alexandria Real Estate Equities‡	2,300	153
Alleghany*	242	73
Allied World Assurance Holdings	1,500	88
Allstate	22,925	667
AMB Property‡	6,644	194
American Express	44,934	1,942
American Financial Group	3,714	114

Description	Shares	Market Value ($ Thousands)

American International Group* (A)	4,923	$203
American National Insurance	222	18
Ameriprise Financial
	10,800	560
Annaly Capital Management‡ (A)	26,611	484
AON	14,044	563
Apartment Investment & Management, Cl A‡ (A)	4,399	106
Arch Capital Group*	1,900	172
Ares Capital	7,468	123
Arthur J Gallagher	4,804	135
Aspen Insurance Holdings	3,700	107
Associated Banc (A)	8,484	109
Assurant	5,093	180
Assured Guaranty	8,700	148
AvalonBay Communities‡ (A)	3,541	391
Axis Capital Holdings	5,100	180
Bancorpsouth (A)	3,600	46
Bank of America	425,518	4,659
Bank of Hawaii (A)	1,982	86
Bank of New York Mellon	52,109	1,406
BB&T (A)	30,106	698
Berkshire Hathaway, Cl B*	73,400	5,849
BlackRock, Cl A	1,485	242
BOK Financial (A)	775	36
Boston Properties‡	5,884	493
Brandywine Realty Trust‡	6,600	73
BRE Properties‡	2,920	126
Brown & Brown (A)	4,224	97
Camden Property Trust‡ (A)	2,847	145
Capital One Financial	19,425	723
CapitalSource	11,382	73
Capitol Federal Financial	1,027	24
CB Richard Ellis Group, Cl A* (A)	12,117	232
Charles Schwab	42,185	634
Chimera Investment‡	37,600	150
Chubb	12,718	725
Cincinnati Financial (A)	6,086	183
CIT Group*	8,300	328
Citigroup*	902,245	3,790
City National (A)	2,238	120
CME Group, Cl A	2,774	799
CNA Financial*	1,700	44
Comerica (A)	7,953	290
Commerce Bancshares	3,218	121
Commonwealth REIT*	50,000	—
CommonWealth REIT‡	2,825	71
Corporate Office Properties Trust‡ (A)	2,800	95
Cullen/Frost Bankers	2,368	127
Developers Diversified Realty‡	7,500	96
Digital Realty Trust‡ (A)	3,600	189
Discover Financial Services	23,789	435
Douglas Emmett‡ (A)	5,400	90
Duke Realty‡	10,909	121
E*Trade Financial*	8,600	127
East West Bancorp	5,600	97
Eaton Vance (A)	5,310	158
Endurance Specialty Holdings	2,200	97
Equity Residential‡ (A)	12,087	604
Erie Indemnity, Cl A	1,119	70
Essex Property Trust‡	1,269	141
Everest Re Group	2,400	200

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Federal Realty Investment Trust‡ (A)	2,596	$201
Federated Investors, Cl B (A)	3,658	87
Fidelity National Financial, Cl A	10,604	143
Fifth Third Bancorp	33,982	406
First Citizens BancShares, Cl A	300	52
First Horizon National*	8,208	79
First Niagara Financial Group (A)	9,400	117
Forest City Enterprises, Cl A* (A)	5,142	79
Franklin Resources	6,303	719
Fulton Financial	8,095	70
General Growth Properties‡	9,900	160
Genworth Financial, Cl A*	20,292	237
Goldman Sachs Group	21,975	3,431
Greenhill (A)	1,200	90
Hanover Insurance Group	2,193	99
Hartford Financial Services Group	18,710	416
HCC Insurance Holdings	4,941	139
HCP‡	13,174	434
Health Care REIT‡ (A)	5,983	277
Hospitality Properties Trust‡	4,566	101
Host Hotels & Resorts‡	28,040	462
Howard Hughes*	973	40
Hudson City Bancorp	19,628	223
Huntington Bancshares (A)	28,934	169
Interactive Brokers Group, Cl A* (A)	2,200	40
IntercontinentalExchange*	3,100	349
Invesco	20,000	435
Janus Capital Group	9,365	98
Jefferies Group (A)	5,414	131
Jones Lang LaSalle	1,800	144
JPMorgan Chase	168,834	6,311
Keycorp	37,495	282
Kimco Realty‡	17,844	297
Lazard, Cl A	3,800	136
Legg Mason	6,481	211
Leucadia National	8,420	219
Liberty Property Trust‡	5,006	157
Lincoln National	12,588	301
Loews	13,436	503
M&T Bank (A)	3,083	237
Macerich‡ (A)	5,711	265
Mack-Cali Realty‡	3,798	121
Markel* (A)	450	159
Marsh & McLennan (A)	22,965	576
Marshall & Ilsley	21,260	102
MBIA* (A)	6,559	66
Mercury General	1,196	51
MetLife	28,009	1,069
Moody’s (A)	8,627	232
Morgan Stanley	64,678	1,582
MSCI, Cl A*	4,700	160
NASDAQ OMX Group*	5,600	120
Nationwide Health Properties‡	5,100	184
New York Community Bancorp (A)	18,572	312
Northern Trust	10,405	523
NYSE Euronext	11,100	303
Old Republic International (A)	12,190	154
OneBeacon Insurance Group, Cl A	1,100	16
PartnerRe	3,400	263

Description	Shares	Market Value ($ Thousands)

People’s United Financial	17,034	$211
Piedmont Office Realty Trust, Cl A‡	2,700	54
Plum Creek Timber‡ (A)	6,721	242
PNC Financial Services Group	22,622	1,218
Popular*	48,330	139
Principal Financial Group	13,418	365
Progressive	28,580	581
ProLogis‡ (A)	20,288	264
Protective Life	3,509	83
Prudential Financial	19,963	1,012
Public Storage‡	5,968	576
Raymond James Financial (A)	4,221	121
Rayonier‡	3,503	178
Realty Income‡	4,600	157
Regency Centers‡ (A)	3,308	135
Regions Financial	53,487	288
Reinsurance Group of America, Cl A	3,199	160
RenaissanceRe Holdings	2,300	139
SEI (B)	5,642	127
Senior Housing Properties Trust‡	5,400	121
Simon Property Group‡	12,581	1,239
SL Green Realty‡ (A)	3,368	220
SLM* (A)	19,914	230
St. Joe* (A)	3,961	70
StanCorp Financial Group	2,042	85
State Street	20,994	907
SunTrust Banks	21,446	501
Symetra Financial	2,500	30
Synovus Financial (A)	38,472	78
T. Rowe Price Group (A)	11,080	646
Taubman Centers‡	2,200	107
TCF Financial (A)	6,301	86
TD Ameritrade Holding	9,545	160
TFS Financial	3,700	30
Torchmark	3,750	216
Transatlantic Holdings	2,455	124
Travelers	20,244	1,093
UDR‡	7,393	165
Unitrin	2,460	58
Unum Group	14,205	305
US Bancorp	82,043	1,951
Validus Holdings (A)	2,600	76
Valley National Bancorp (A)	8,011	102
Ventas‡ (A)	6,644	341
Vornado Realty Trust‡	6,836	558
Waddell & Reed Financial, Cl A	4,100	126
Washington Federal	4,063	60
Weingarten Realty Investors‡ (A)	4,467	106
Wells Fargo	206,466	5,618
Wesco Financial	41	15
White Mountains Insurance Group	347	110
Wilmington Trust (A)	4,892	19
WR Berkley	5,014	134
XL Group, Cl A	14,100	277
Zions Bancorporation	7,602	148

		80,189

Health Care — 11.1%
Abbott Laboratories	65,876	3,064
Aetna	18,234	540

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Agilent Technologies*	14,664	$513
Alcon	3,000	472
Alere*	3,600	115
Alexion Pharmaceuticals*	3,600	275
Allergan	12,696	841
Allscripts Healthcare Solutions*	5,600	98
AmerisourceBergen	11,824	365
Amgen*	40,967	2,158
Amylin Pharmaceuticals*	6,100	78
Baxter International	25,675	1,247
Beckman Coulter	3,212	176
Becton Dickinson	9,944	775
Biogen Idec*	10,300	659
BioMarin Pharmaceutical* (A)	3,800	103
Bio-Rad Laboratories, Cl A*	1,000	93
Boston Scientific*	63,739	409
Bristol-Myers Squibb	73,561	1,857
Brookdale Senior Living, Cl A*	3,600	69
C.R. Bard	3,985	338
Cardinal Health	15,329	545
CareFusion*	7,264	166
Celgene*	19,480	1,157
Cephalon* (A)	3,348	213
Cerner* (A)	3,074	270
Charles River Laboratories International* (A)	2,843	93
CIGNA	11,355	418
Community Health Systems*	4,062	129
Cooper (A)	2,204	118
Covance* (A)	3,036	136
Coventry Health Care*	6,262	159
Covidien	21,700	913
DaVita*	4,408	320
Dendreon* (A)	5,900	211
Dentsply International (A)	6,198	192
Edwards Lifesciences*	5,014	333
Eli Lilly (A)	43,661	1,469
Emdeon, Cl A*	1,900	24
Emergency Medical Services, Cl A*	1,000	50
Endo Pharmaceuticals Holdings*	4,497	162
Express Scripts*	23,644	1,232
Forest Laboratories*	12,173	388
Gen-Probe*	2,227	115
Genzyme*	11,353	809
Gilead Sciences*	36,050	1,316
Health Management Associates, Cl A* (A)	12,422	111
Health Net*	4,702	127
Henry Schein*	3,884	223
Hill-Rom Holdings (A)	2,724	108
Hologic*	12,000	197
Hospira*	6,981	393
Human Genome Sciences* (A)	7,600	186
Humana*	7,075	396
Idexx Laboratories* (A)	2,252	145
Illumina*	5,200	313
Intuitive Surgical* (A)	1,700	442
Johnson & Johnson	117,109	7,208
Kinetic Concepts*	2,713	108
King Pharmaceuticals*	9,526	135
Laboratory Corp of America Holdings* (A)	4,411	362

Description	Shares	Market Value ($ Thousands)

Life Technologies*	7,670	$382
LifePoint Hospitals*	2,376	86
Lincare Holdings (A)	4,540	117
McKesson	11,566	739
Medco Health Solutions*	18,720	1,148
Mednax*	2,000	122
Medtronic	47,285	1,585
Merck	132,243	4,558
Mettler Toledo International*	1,536	223
Mylan Laboratories*	13,119	257
Myriad Genetics*	4,500	97
Omnicare	5,431	125
Patterson	4,783	142
PerkinElmer	5,634	131
Perrigo (A)	3,200	193
Pfizer	342,380	5,577
Pharmaceutical Product Development	4,084	102
Quest Diagnostics	6,344	313
Regeneron Pharmaceuticals*	2,300	66
ResMed*	6,710	214
St. Jude Medical*	13,846	536
Stryker (A)	13,404	671
SXC Health Solutions*	2,600	100
Talecris Biotherapeutics Holdings* (A)	2,700	59
Techne	1,541	93
Teleflex (A)	1,740	87
Tenet Healthcare*	23,094	94
Thermo Fisher Scientific*	17,125	871
Thoratec* (A)	2,100	53
United Therapeutics*	2,200	138
UnitedHealth Group	48,729	1,780
Universal Health Services, Cl B	3,476	143
Varian Medical Systems* (A)	5,230	344
VCA Antech* (A)	3,539	77
Vertex Pharmaceuticals* (A)	8,600	285
Warner Chilcott, Cl A	3,300	63
Waters*	3,872	298
Watson Pharmaceuticals*	4,918	240
WellPoint*	17,231	960
Zimmer Holdings*	8,525	420

		59,126

Industrials — 10.9%
3M	30,446	2,557
Aecom Technology*	4,800	124
AGCO* (A)	4,000	181
Alexander & Baldwin	1,782	62
Alliant Techsystems (A)	1,436	106
Ametek	4,547	269
AMR* (A)	12,086	103
Armstrong World Industries*	700	34
Avery Dennison	4,710	177
Babcock & Wilcox*	4,750	115
BE Aerospace*	4,100	146
Boeing	32,491	2,072
Bucyrus International, Cl A	3,000	267
C.H. Robinson Worldwide (A)	7,086	522
Carlisle	2,666	98
Caterpillar	26,888	2,275
Chicago Bridge & Iron*	3,700	105
Cintas	6,157	165

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

CNH Global	1,100	$46
Con-way (A)	2,223	75
Cooper Industries, Cl A	6,900	376
Copa Holdings, Cl A	1,600	89
Copart*	3,213	114
Corrections of America*	4,700	113
Covanta Holding (A)	6,200	97
Crane	2,400	90
CSX	16,332	993
Cummins	8,512	827
Danaher	23,002	995
Deere	18,218	1,361
Delta Air Lines*	34,500	472
Donaldson	2,972	161
Dover	7,857	431
Dun & Bradstreet	1,956	147
Eaton	7,126	687
Emerson Electric	32,320	1,780
Equifax	5,356	185
Expeditors International Washington (A)	8,848	468
Fastenal (A)	5,862	314
FedEx	13,444	1,225
Flowserve	2,400	253
Fluor (A)	7,508	434
FTI Consulting*	2,400	86
Gardner Denver	2,300	150
GATX (A)	2,100	70
General Cable* (A)	2,500	82
General Dynamics	14,472	956
General Electric	453,323	7,176
Goodrich	5,292	454
Graco	2,624	94
Harsco	3,470	83
Hertz Global Holdings* (A)	9,400	115
Honeywell International	32,890	1,635
Hubbell, Cl B	2,192	124
IDEX	3,593	135
IHS, Cl A*	2,200	159
Illinois Tool Works	19,080	909
Ingersoll-Rand	13,400	549
Iron Mountain	7,363	164
ITT	7,702	354
Jacobs Engineering Group*	5,102	196
JB Hunt Transport Services	3,972	145
Joy Global	4,433	338
Kansas City Southern*	4,500	213
KAR Auction Services*	2,100	25
KBR	7,284	197
Kennametal	3,500	118
Kirby*	2,300	103
L-3 Communications Holdings, Cl 3	4,977	350
Landstar System (A)	2,165	78
Lennox International	2,300	101
Lincoln Electric Holdings	1,800	111
Lockheed Martin	13,129	893
Manitowoc (A)	5,700	63
Manpower	3,684	207
Masco (A)	14,409	158
MSC Industrial Direct, Cl A	2,120	128
Navistar International*	3,000	154
Norfolk Southern	15,733	947

Description	Shares	Market Value ($ Thousands)

Northrop Grumman	12,578	$776
Oshkosh Truck*	4,259	122
Owens Corning* (A)	5,100	134
Paccar (A)	15,570	839
Pall	4,945	224
Parker Hannifin	6,804	546
Pentair	3,861	127
Pitney Bowes (A)	8,385	184
Precision Castparts	6,046	835
Quanta Services* (A)	9,200	162
Raytheon	16,268	752
Regal-Beloit	1,400	85
Republic Services, Cl A	13,642	384
Robert Half International (A)	6,876	191
Rockwell Automation	6,304	417
Rockwell Collins	6,562	368
Roper Industries	4,000	290
RR Donnelley & Sons	9,677	153
Ryder System	2,106	91
Shaw Group*	3,300	106
Snap-On	2,491	132
Southwest Airlines	31,220	416
Spirit Aerosystems Holdings, Cl A*	4,700	91
SPX	2,211	145
Stericycle*	3,426	253
Terex*	4,648	113
Textron (A)	11,222	251
Thomas & Betts*	1,967	88
Timken	3,660	159
Toro (A)	1,560	91
Towers Watson, Cl A	2,100	106
TransDigm Group*	2,000	137
Trinity Industries (A)	3,500	80
Tyco International	21,600	818
Union Pacific	21,716	1,957
United Continental Holdings* (A)	13,000	360
United Parcel Service, Cl B	30,541	2,142
United Technologies	39,866	3,001
URS*	3,300	130
USG* (A)	2,298	29
UTi Worldwide	5,100	98
Valmont Industries	1,000	81
Verisk Analytics, Cl A*	4,500	136
WABCO Holdings*	2,424	120
Wabtec (A)	1,700	79
Waste Connections (A)	4,950	129
Waste Management (A)	20,594	705
WESCO International*	2,000	95
WW Grainger (A)	2,381	297

		57,956

Information Technology — 18.1%
Accenture, Cl A	25,700	1,113
Activision Blizzard	21,756	256
Adobe Systems*	22,402	621
Advanced Micro Devices* (A)	26,734	195
Akamai Technologies*	7,718	403
Alliance Data Systems* (A)	2,512	158
Altera (A)	12,573	441
Amdocs*	8,900	231
Amphenol, Cl A	7,592	380
Analog Devices	12,512	445

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Ansys*	4,100	$199
AOL*	5,034	122
Apple*	38,623	12,018
Applied Materials	57,355	713
Arrow Electronics*	5,189	161
Atheros Communications*	2,600	85
Atmel*	18,900	196
Autodesk*	9,937	351
Automatic Data Processing	21,392	953
Avago Technologies	4,000	104
Avnet*	6,110	187
AVX	1,424	20
BMC Software*	7,689	341
Broadcom, Cl A	21,168	942
Broadridge Financial Solutions	5,173	107
Brocade Communications Systems*	18,500	92
CA	16,238	372
Cadence Design Systems*	13,063	103
Ciena* (A)	4,114	62
Cisco Systems*	242,327	4,643
Citrix Systems*	7,787	517
Cognizant Technology Solutions, Cl A*	12,488	811
CommScope*	3,700	117
Computer Sciences	6,464	288
Compuware*	9,351	96
Convergys*	5,569	72
CoreLogic	4,584	83
Corning	67,158	1,186
Cree* (A)	4,422	288
Cypress Semiconductor*	7,200	113
Dell*	71,343	943
Diebold	2,729	86
Dolby Laboratories, Cl A* (A)	2,143	136
DST Systems	1,695	73
eBay*	48,411	1,410
EchoStar, Cl A*	2,132	43
Electronic Arts*	13,465	201
EMC*	88,064	1,893
Equinix*	2,000	155
F5 Networks*	3,438	453
Factset Research Systems (A)	2,000	177
Fairchild Semiconductor International, Cl A*	6,600	93
Fidelity National Information Services	10,990	296
First Solar* (A)	2,400	295
Fiserv*	6,369	352
FLIR Systems* (A)	6,800	182
Gartner*	2,600	84
Genpact*	3,100	43
Global Payments	3,734	155
Google, Cl A*	10,344	5,748
Harris	5,389	239
Hewlett-Packard	100,001	4,193
IAC*	3,532	99
Informatica*	3,500	145
Ingram Micro, Cl A*	7,023	125
Intel	237,058	5,007
International Business Machines	54,498	7,709
International Rectifier*	3,355	95
Intersil, Cl A (A)	5,361	68

Description	Shares	Market Value ($ Thousands)

Intuit*	11,986	$538
Itron*	1,900	108
Jabil Circuit	6,674	101
JDS Uniphase*	10,540	125
Juniper Networks* (A)	22,325	760
Kla-Tencor	7,209	264
Lam Research*	5,391	244
Lender Processing Services (A)	3,614	111
Lexmark International, Cl A*	2,986	108
Linear Technology (A)	9,257	302
LSI*	24,748	142
Marvell Technology Group*	22,500	434
Mastercard, Cl A	4,100	972
Maxim Integrated Products (A)	13,400	312
McAfee*	6,373	299
MEMC Electronic Materials*	10,338	120
Microchip Technology (A)	7,822	263
Micron Technology* (A)	37,816	274
Micros Systems*	3,600	157
Microsoft	325,300	8,201
Molex (A)	6,370	133
Monster Worldwide* (A)	5,218	118
Motorola*	98,934	758
National Instruments	2,536	87
National Semiconductor	9,056	121
NCR*	6,689	96
NetApp* (A)	14,655	746
NeuStar, Cl A*	2,400	62
Novell*	15,326	91
Novellus Systems*	4,377	132
Nuance Communications*	9,100	161
Nvidia* (A)	24,356	331
ON Semiconductor*	19,200	157
Oracle	162,367	4,390
Paychex	13,507	386
PMC - Sierra*	7,300	53
Polycom*	3,300	122
QLogic*	3,880	69
Qualcomm	70,050	3,274
Rambus* (A)	4,500	90
Red Hat*	8,027	349
Rovi*	4,300	237
SAIC*	12,900	198
Salesforce.com*	4,838	674
SanDisk*	9,743	435
Seagate Technology*	21,600	290
Silicon Laboratories* (A)	2,200	93
Skyworks Solutions*	6,800	173
Solera Holdings	3,300	158
SunPower, Cl A* (A)	4,400	51
Symantec*	34,248	575
Synopsys*	6,882	177
Tech Data*	2,250	99
Tellabs	17,289	109
Teradata*	6,889	283
Teradyne* (A)	8,863	105
Texas Instruments	52,508	1,670
Total System Services	6,991	106
Trimble Navigation*	4,814	179
Varian Semiconductor Equipment Associates*	3,200	101
VeriSign* (A)	7,485	257
Visa, Cl A	19,700	1,455

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Vishay Intertechnology*	7,150	$102
Vishay Precision Group*	682	11
VistaPrint* (A)	1,600	65
VMware, Cl A* (A)	3,100	253
WebMD Health, Cl A*	2,210	113
Western Digital*	9,530	319
Western Union	28,728	507
Xerox	58,996	676
Xilinx (A)	11,457	311
Yahoo!* (A)	58,981	930
Zebra Technologies, Cl A*	2,025	74

		96,430

Materials — 4.1%
Air Products & Chemicals	9,194	793
Airgas	4,015	245
AK Steel Holding (A)	5,300	71
Albemarle	3,944	213
Alcoa (A)	43,202	567
Allegheny Technologies (A)	3,897	202
Aptargroup	2,600	119
Ashland	3,476	177
Ball	3,775	249
Bemis	4,774	150
Cabot	2,673	96
Carpenter Technology	2,300	84
Celanese, Cl A	6,283	232
CF Industries Holdings	2,866	346
Cliffs Natural Resources (A)	5,800	396
Commercial Metals	4,900	75
Compass Minerals International (A)	1,200	99
Crown Holdings*	6,451	200
Cytec Industries	2,381	114
Domtar	1,800	137
Dow Chemical (A)	48,670	1,518
E.I. Du Pont de Nemours	38,892	1,828
Eagle Materials	2,000	50
Eastman Chemical	2,942	229
Ecolab	9,891	473
FMC	3,060	238
Freeport-McMoRan Copper & Gold, Cl B	20,112	2,038
Greif, Cl A	1,500	88
Huntsman	8,329	129
International Flavors & Fragrances	3,191	168
International Paper	18,755	468
Intrepid Potash* (A)	1,500	46
Lubrizol	2,834	296
Martin Marietta Materials (A)	1,963	166
MeadWestvaco	7,858	195
Monsanto	23,450	1,405
Mosaic	6,578	445
Nalco Holding	5,017	148
Newmont Mining	20,433	1,202
Nucor (A)	12,990	490
Owens-Illinois*	7,491	201
Packaging of America	4,599	118
PPG Industries (A)	7,023	547
Praxair (A)	13,125	1,208
Reliance Steel & Aluminum	2,900	129
Royal Gold (A)	2,200	113

Description	Shares	Market Value ($ Thousands)

RPM International	6,269	$128
Schnitzer Steel Industries, Cl A	1,000	57
Scotts Miracle-Gro, Cl A	2,006	100
Sealed Air	7,468	173
Sherwin-Williams	3,737	277
Sigma-Aldrich	5,048	319
Sonoco Products	3,946	129
Southern Copper	7,248	304
Steel Dynamics	10,100	161
Temple-Inland	5,375	113
Titanium Metals* (A)	3,358	58
United States Steel (A)	6,083	296
Valspar (A)	4,164	138
Vulcan Materials (A)	5,757	231
Walter Industries	2,400	246
Weyerhaeuser (A)	22,292	372

		21,603

Telecommunication Services — 2.9%
American Tower, Cl A*	17,422	881
AT&T	250,933	6,973
CenturyLink (A)	12,675	545
Clearwire, Cl A* (A)	8,300	58
Crown Castle International*	12,396	515
Frontier Communications (A)	42,295	385
Leap Wireless International* (A)	2,900	32
Level 3 Communications* (A)	84,300	84
MetroPCS Communications* (A)	11,800	143
NII Holdings*	7,520	291
Qwest Communications International (A)	73,796	517
SBA Communications, Cl A* (A)	5,300	207
Sprint Nextel*	125,544	475
Telephone & Data Systems	3,602	129
tw telecom, Cl A*	6,300	104
US Cellular*	831	38
Verizon Communications	120,515	3,858
Windstream	20,347	265

		15,500

Utilities — 3.5%
AES*	27,724	300
AGL Resources	3,047	112
Allegheny Energy	7,566	173
Alliant Energy	4,376	159
Ameren	9,790	281
American Electric Power	20,450	728
American Water Works	7,000	171
Aqua America (A)	5,877	127
Atmos Energy	3,491	105
Calpine*	14,900	180
Centerpoint Energy	17,915	280
CMS Energy (A)	9,142	164
Consolidated Edison (A)	11,916	576
Constellation Energy Group	8,358	237
Dominion Resources	25,712	1,068
DPL	5,446	138
DTE Energy	7,264	324
Duke Energy	56,719	995
Edison International	13,979	516
Energen	3,337	145
Entergy	8,098	577

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Exelon	28,429	$1,119
FirstEnergy (A)	12,881	452
Great Plains Energy (A)	6,471	121
Hawaiian Electric Industries (A)	3,746	82
Integrys Energy Group (A)	3,302	161
ITC Holdings	1,900	115
MDU Resources Group	8,621	176
Mirant* (A)	6,461	64
National Fuel Gas	3,289	208
NextEra Energy	17,373	880
NiSource	11,021	184
Northeast Utilities	7,907	246
NRG Energy*	10,500	203
NSTAR	4,528	188
NV Energy	10,800	148
OGE Energy	4,468	199
Oneok	4,529	232
Ormat Technologies (A)	1,000	27
Pepco Holdings	10,044	184
PG&E	15,818	742
Pinnacle West Capital	4,792	194
PPL	20,726	527
Progress Energy	12,161	531
Public Service Enterprise Group	21,552	665
Questar	7,346	122
RRI Energy* (A)	14,659	52
SCANA	5,120	208
Sempra Energy	10,523	527
Southern (A)	35,403	1,335
TECO Energy	8,400	141
UGI	4,850	144
Vectren	3,491	90
Westar Energy (A)	5,300	132
Wisconsin Energy	4,849	292
Xcel Energy	19,281	453

		18,500

Total Common Stock (Cost $378,335) ($ Thousands)		520,684

AFFILIATED PARTNERSHIP — 9.2%	49,675	48,998

SEI Liquidity Fund, L.P. 0.210% (E)**†
Total Affiliated Partnership (Cost $49,675) ($ Thousands)		48,998

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	10,711	10,711

Total Cash Equivalent (Cost $10,711) ($ Thousands)		10,711

U.S. TREASURY OBLIGATIONS (C) (D) —0.2%
U.S. Treasury Bills
0.135%, 12/16/10	$400	400
0.110%, 01/20/11	828	828

		1,228

Total U.S. Treasury Obligations (Cost $1,228) ($ Thousands)		1,228

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%

United States — 0.0%
Celgene	340	$2

Total Rights (Cost $2) ($ Thousands)		2

Total Investments — 109.3% (Cost $439,951) ($ Thousands)		$581,623

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	194	Dec-2010	$657
S&P Mid 400 Index E-MINI	18	Dec-2010	128

			$785

For the year ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $532,181 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010.

The total value of securities on loan at November 30, 2010 was $48,242 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extend these companies are represented in its benchmark index.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	This security was purchased with cash collateral held from securities on loan.
The total value of such securities as of November 30, 2010 was $48,998
($ Thousands).

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$520,684	$—	$—	$520,684
Affiliated Partnership	—	48,998	—	48,998
Cash Equivalent	10,711	—	—	10,711
U.S. Treasury Obligation	—	1,228	—	1,228
Rights	2	—	—	2

Total Investments in Securities	$531,397	$50,226	$—	$581,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$785	$—	$—	$785

Total Other Financial Instruments	$785	$—	$—	$785

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 85.1%

Consumer Discretionary — 11.9%
Aaron’s	2,100	$42
Abercrombie & Fitch, Cl A	11,631	585
American Greetings, Cl A	110,900	2,226
American Public Education* (A)	117,670	4,021
America’s Car-Mart*	21,400	543
Ameristar Casinos	63,500	1,134
AnnTaylor Stores*	58,907	1,585
Arbitron	24,700	722
Arctic Cat*	54,500	813
Asbury Automotive Group*	3,700	58
Ascent Media, Cl A*	2,100	65
Beazer Homes USA*	79,300	330
Bebe Stores	53,900	347
Belo, Cl A*	91,657	532
Big Lots*	31,100	953
Blue Nile*	10,200	504
Bluegreen*	7,525	22
Blyth	16,731	746
Bob Evans Farms	24,900	775
Body Central*	8,700	106
Brinker International	84,700	1,731
Brown Shoe	116,840	1,662
Brunswick	30,500	486
Buckle	10,500	401
Buffalo Wild Wings*	29,278	1,420
Cabela’s*	128,650	2,863
California Pizza Kitchen*	48,200	815
Callaway Golf	103,268	791
Capella Education*	13,400	734
Career Education*	63,300	1,126
Carter’s*	35,500	1,124
Casual Male Retail Group*	173,800	834
Cato, Cl A	150,937	4,309
Cheesecake Factory*	13,100	418
Childrens Place Retail Stores*	28,500	1,479
Choice Hotels International	6,700	250
Christopher & Banks	71,829	383
Cinemark Holdings	21,000	368
Coinstar*	10,100	651
Cooper Tire & Rubber	133,621	2,791
Core-Mark Holding*	1,700	62
Corinthian Colleges*	39,600	164
Cracker Barrel Old Country Store	33,824	1,781
CROCS*	143,825	2,523
CSS Industries	17,600	322
Dana Holdings*	72,100	1,089
Deckers Outdoor*	15,300	1,176
Denny’s*	71,300	261
Dick’s Sporting Goods*	26,185	896
Dillard’s, Cl A	37,000	1,154
Domino’s Pizza*	34,700	513
Drew Industries*	3,000	61
DSW, Cl A*	22,000	860
Eastman Kodak*	347,700	1,638
Entercom Communications, Cl A*	18,400	160
Ethan Allen Interiors	44,293	730
EW Scripps, Cl A*	45,700	413
Exide Technologies*	11,400	93
Finish Line, Cl A	116,200	2,074
Foot Locker	126,300	2,383

Description	Shares	Market Value ($ Thousands)

Fred’s, Cl A	81,900	$1,047
Fuel Systems Solutions*	2,600	90
Furniture Brands International*	20,100	89
Gaylord Entertainment*	9,100	312
Harman International Industries*	2,900	126
Harte-Hanks	10,500	131
Helen of Troy*	12,100	286
hhgregg*	38,034	954
Hibbett Sports*	10,200	349
Hillenbrand	40,035	773
HOT Topic	194,900	1,195
HSN*	16,100	457
Iconix Brand Group*	162,960	3,044
International Speedway, Cl A	15,685	372
J Crew Group*	74,688	3,265
Jack in the Box*	64,300	1,293
Jackson Hewitt Tax Service*	69,200	58
Jakks Pacific*	56,300	1,084
Jarden	94,215	2,892
Jo-Ann Stores*	18,300	887
Jones Group	125,600	1,701
Jos. A. Bank Clothiers*	10,950	493
Journal Communications, Cl A*	152,400	692
Kirkland’s*	49,000	586
Lakeland Industries*	73,784	686
La-Z-Boy, Cl Z*	60,000	452
Leggett & Platt	14,700	304
Libbey*	93,100	1,347
Liberty Media - Starz, Ser A*	2,800	176
Life Time Fitness*	62,030	2,446
Lincoln Educational Services	85,300	1,251
Live Nation*	179,162	1,928
Liz Claiborne*	40,900	299
Matthews International, Cl A	57,029	1,852
McClatchy, Cl A*	37,900	120
MDC Partners, Cl A	237,700	3,390
Men’s Wearhouse	33,009	941
Meredith	63,700	2,141
Meritage Homes*	82,455	1,564
Monro Muffler	7,300	361
Morningstar	6,800	343
National CineMedia	120,637	2,251
New Frontier Media*	229,662	441
NutriSystem	33,400	690
NVR*	2,140	1,327
O’Charleys*	27,900	193
OfficeMax*	22,060	377
Overstock.com*	2,900	45
Oxford Industries	36,100	892
Papa John’s International*	12,600	323
Penske Auto Group*	87,570	1,321
PEP Boys-Manny Moe & Jack	5,900	73
PetMed Express	84,900	1,505
PetSmart	41,500	1,571
PF Chang’s China Bistro	9,700	490
Pier 1 Imports*	24,100	235
Pinnacle Entertainment*	46,200	615
Polaris Industries	14,900	1,083
Pool	25,300	536
Pre-Paid Legal Services*	18,700	1,210
Quiksilver*	20,400	88
RadioShack	66,100	1,220
RC2*	3,800	84

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Red Robin Gourmet Burgers*	44,100	$817
Regal Entertainment Group, Cl A	64,400	869
Regis	78,927	1,406
Rent-A-Center, Cl A	127,600	3,552
Retail Ventures*	36,000	590
Ruby Tuesday*	73,100	935
Ryland Group	29,300	427
Saks*	351,860	3,920
Scholastic	88,441	2,485
Scientific Games, Cl A*	42,592	343
Sealy*	40,500	122
Shoe Carnival*	24,791	688
Shuffle Master*	106,900	1,147
Shutterfly*	25,600	845
Sinclair Broadcast Group, Cl A	39,677	307
Skechers U.S.A., Cl A*	50,400	1,164
Sotheby’s	50,993	2,045
Spartan Motors	19,800	105
Spectrum Group International*	9,759	18
Stage Stores	106,100	1,605
Steiner Leisure*	43,100	1,733
Stewart Enterprises, Cl A	93,104	528
Stoneridge*	24,200	315
Sturm Ruger	125,700	2,011
SuperMedia*	4,400	20
Systemax*	4,900	64
Talbots*	456,890	5,254
Tempur-Pedic International*	94,008	3,301
Tenneco*	56,693	2,067
Tesla Motors*	34,400	1,216
Texas Roadhouse, Cl A*	16,900	289
Timberland, Cl A*	72,300	1,792
Tractor Supply	38,965	1,655
True Religion Apparel*	74,430	1,669
Tupperware Brands	8,300	386
Ulta Salon Cosmetics & Fragrance*	9,100	318
Under Armour, Cl A*	23,375	1,349
Universal Technical Institute	20,400	422
Valassis Communications*	13,100	426
Volcom	14,700	265
Warnaco Group*	1,800	97
Whistler Blackcomb Holdings*	34,600	399
Winnebago Industries*	23,400	245
Wolverine World Wide	26,400	825
World Wrestling Entertainment, Cl A	13,300	186
Zumiez*	132,475	4,214

		171,881

Consumer Staples — 2.1%
Andersons	39,600	1,280
BJ’s Wholesale Club*	8,168	374
Cal-Maine Foods	38,134	1,169
Casey’s General Stores	36,570	1,454
Central Garden and Pet*	35,415	328
Central Garden and Pet, Cl A*	50,466	471
China-Biotics*	58,100	671
Chiquita Brands International*	255,900	2,861
Corn Products International	17,271	745
Cosan Industria e Comercio (Brazil)	17,400	266
Darling International*	32,400	375

Description	Shares	Market Value ($ Thousands)

Dean Foods*	44,300	$322
Del Monte Foods	150,356	2,816
Dole Food*	77,671	736
Elizabeth Arden*	12,500	266
Fresh Del Monte Produce	70,200	1,542
Herbalife	11,729	805
Ingles Markets, Cl A	25,700	479
Kulim Malaysia	48,600	186
Lancaster Colony	50,015	2,604
Le Gaga Holdings ADR* (A)	45,441	392
Mead Johnson Nutrition, Cl A	4,500	268
Nash Finch	25,100	927
Pantry*	53,845	1,106
Prestige Brands Holdings*	95,889	1,129
Pricesmart	9,200	309
Ruddick	55,096	2,025
Sanderson Farms	19,700	872
Saskatchewan Wheat Pool, Cl Common Subscription Recei	109,100	973
Seneca Foods, Cl A*	17,379	413
Universal	49,600	2,029
Vector Group	4,620	85
Village Super Market, Cl A	1,300	41
Weis Markets	13,300	513
Winn-Dixie Stores*	32,400	197

		31,029

Energy — 5.7%
Allis-Chalmers Energy*	34,700	223
Alon USA Energy	26,200	145
Approach Resources*	57,600	1,052
Atwood Oceanics*	54,300	1,933
Berry Petroleum, Cl A	85,648	3,264
BPZ Resources*	237,600	936
Brigham Exploration*	44,800	1,127
Cal Dive International*	249,337	1,334
CARBO Ceramics	9,800	952
Clayton Williams Energy*	800	60
Clean Energy Fuels*	67,300	901
Cloud Peak Energy*	15,800	331
Complete Production Services*	38,200	1,087
Comstock Resources*	259,067	6,347
Crosstex Energy	8,800	81
CVR Energy*	95,673	1,151
Delek US Holdings	59,137	421
DHT Maritime	22,600	99
Dresser-Rand Group*	37,810	1,434
Energy Partners*	11,600	141
Energy XXI Bermuda*	41,045	1,012
Exterran Holdings*	28,357	643
Forest Oil*	51,200	1,752
Frontier Oil	48,188	748
Frontline	35,600	924
GeoMet*	214,366	178
Global Geophysical Services*	27,400	253
Goodrich Petroleum*	360,257	4,737
Gulfmark Offshore, Cl A*	15,500	454
Holly	15,800	568
Hornbeck Offshore Services*	32,100	708
Houston American Energy	17,800	306
Karoon Gas Australia*	105,098	743
Key Energy Services*	92,554	953
Kinder Morgan Escrow*	58,213	—

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Knightsbridge Tankers	23,300	$530
Matrix Service*	90,500	899
McMoRan Exploration*	43,300	647
Newpark Resources*	129,500	741
Nordic American Tanker Shipping	39,100	1,012
Northern Oil And Gas*	19,800	452
Oilsands Quest*	3,087,200	1,389
Overseas Shipholding Group	47,900	1,675
Parker Drilling*	156,600	626
Patterson-UTI Energy	93,500	1,846
Penn Virginia	60,100	953
PetroHawk Energy*	286,860	5,115
Petroquest Energy*	53,600	372
Quicksilver Resources*	222,809	3,168
Scorpio Tankers*	373,274	3,714
SEACOR Holdings*	9,400	1,025
Seahawk Drilling*	6,000	49
Ship Finance International	59,200	1,285
StealthGas*	112,100	570
Stone Energy*	14,800	306
Superior Energy Services*	47,300	1,579
Swift Energy*	58,497	2,135
Teekay	30,700	979
Tesoro	24,200	395
Tetra Technologies*	98,000	1,078
Tidewater	22,516	1,105
Unit*	2,700	108
USEC*	338,200	2,012
Vaalco Energy*	178,200	1,317
Vantage Drilling*	580,568	1,022
Venoco*	18,400	320
W&T Offshore	120,800	2,023
World Fuel Services	165,821	4,991

		82,436

Financials — 18.5%
Acadia Realty Trust‡	8,600	157
Advance America Cash Advance Centers	121,600	579
Affiliated Managers Group*	21,190	1,852
Agree Realty‡	11,000	307
Alexander’s‡	500	193
Allied World Assurance Holdings	19,900	1,169
Alterra Capital Holdings	124,900	2,540
AMB Property‡	69,650	2,032
American Campus Communities‡	35,300	1,110
American Capital*	268,317	1,929
American Capital Agency‡	39,100	1,146
American Equity Investment Life Holding	160,700	1,765
American National Insurance	300	24
Amtrust Financial Services	45,800	733
Anworth Mortgage Asset‡	230,509	1,600
Apartment Investment & Management, Cl A‡	109,214	2,634
Apollo Investments*	78,338	827
Ares Capital	4,550	75
Argo Group International Holdings	16,500	609
Arlington Asset Investment, Cl A	1,100	27
Ashford Hospitality Trust‡*	55,000	517
Aspen Insurance Holdings	122,600	3,543

Description	Shares	Market Value ($ Thousands)

Associated Banc	32,600	$417
Associated Estates Realty‡	3,200	48
Astoria Financial	76,800	925
AvalonBay Communities‡	13,283	1,465
Banco Latinoamericano de Comercio Exterior, Cl E	95,800	1,556
Bancorp Rhode Island	34,300	1,023
Bancorpsouth	91,030	1,170
Bank Mutual	25,200	115
Bank of Hawaii	40,700	1,762
Bank of the Ozarks	14,800	561
BGC Partners, Cl A	10,800	83
BioMed Realty Trust‡	20,900	368
BlackRock Kelso Capital	71,700	804
Boston Private Financial Holdings	232,482	1,248
Boston Properties‡	34,600	2,899
Brandywine Realty Trust‡	185,800	2,055
Brasil Brokers Participacoes	38,400	210
Brookline Bancorp	9,400	92
Calamos Asset Management, Cl A	21,022	251
Camden National	10,600	381
Campus Crest Communities‡*	66,200	835
CapitalSource	404,625	2,614
Capstead Mortgage‡	232,100	2,727
Cardinal Financial	40,523	420
Cash Store Financial Services	96,875	1,379
Cathay General Bancorp	121,700	1,644
CBL & Associates Properties‡	178,997	2,953
Central Pacific Financial*	29,400	42
Chatham Lodging Trust‡	37,500	616
Chemical Financial	25,048	524
Chimera Investment‡	241,200	965
Citizens Republic Bancorp*	598,000	347
City Holding (A)	28,200	904
CNA Surety*	26,160	615
CNO Financial Group*	194,700	1,139
Cohen & Steers	15,200	383
Colonial Properties Trust‡	15,600	281
CommonWealth REIT‡	84,650	2,119
Community Bank System	68,788	1,656
Corporate Office Properties Trust‡	39,850	1,351
Cousins Properties‡	16,409	122
Cowen Group, Cl A*	258,111	1,053
Crawford, Cl B*	4,024	12
Credit Acceptance*	24,686	1,530
CreXus Investment‡	62,900	795
CVB Financial	218,312	1,718
DCT Industrial Trust‡	44,100	218
Delphi Financial Group, Cl A	75,500	1,939
DiamondRock Hospitality‡	25,692	270
Dime Community Bancshares	33,400	456
Dollar Financial*	43,700	1,144
Duff & Phelps, Cl A	45,534	609
DuPont Fabros Technology‡	55,200	1,247
Dynex Capital‡	45,500	478
East West Bancorp	42,800	742
EastGroup Properties‡	5,600	223
Eaton Vance	55,095	1,637
Education Realty Trust‡	78,576	577
EMC Insurance Group	3,371	75
Employers Hol dings	66,410	1,073
Encore Bancshares*	39,100	370

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Encore Capital Group*	33,200	$617
Endurance Specialty Holdings	61,028	2,692
Entertainment Properties Trust‡	16,300	755
Equity Lifestyle Properties‡	5,600	302
Equity One‡	86,086	1,490
Equity Residential‡	71,250	3,561
ESSA Bancorp	36,900	485
Essex Property Trust‡	20,550	2,278
Extra Space Storage‡	19,200	308
FBL Financial Group, Cl A	36,057	963
FBR Capital Markets*	372,400	1,348
Federal Realty Investment Trust‡	11,400	882
Federated Investors, Cl B	50,255	1,192
FelCor Lodging Trust‡*	13,600	81
Financial Engines*	243,782	4,125
First Commonwealth Financial	99,204	615
First Financial Bancorp	53,599	885
First Financial Bankshares	700	34
First Financial Holdings	18,800	207
First Horizon National*	56,985	545
First Industrial Realty Trust‡*	13,800	105
First Merchants	9,500	79
First Midwest Bancorp	12,400	116
First Potomac Realty Trust‡	9,000	142
FirstMerit	83,610	1,457
Flushing Financial	110,800	1,485
FNB (Pennsylvania)	120,942	1,061
FPIC Insurance Group*	17,400	643
Franklin Street Properties‡	14,800	190
General Growth Properties‡	44,800	725
General Shopping Brasil (Brazil)*	28,700	213
Getty Realty‡	23,318	695
GFI Group	90,800	421
Glimcher Realty Trust‡	14,000	114
Global Indemnity, Cl A*	3,600	69
Gluskin Sheff + Associates	23,600	427
Government Properties Income Trust‡	2,700	69
Great American Group*	234,582	94
Greenhill	5,800	435
Hancock Holding	50,200	1,581
Harleysville Group	9,000	320
Hatteras Financial‡	45,300	1,403
HCP‡	88,600	2,918
Healthcare Realty Trust‡	13,300	274
Hercules Technology Growth Capital	106,465	1,063
Hersha Hospitality Trust, Cl A‡	15,800	97
Highwoods Properties‡	51,700	1,577
Home Bancshares	48,600	1,006
Home Federal Bancorp	37,800	436
Home Properties‡	7,300	391
Horace Mann Educators	161,578	2,639
Horizon Financial*	400	—
Hospitality Properties Trust‡	19,100	422
Host Hotels & Resorts‡	157,812	2,601
Hudson Valley Holding	44,561	882
Iberiabank	14,014	706
Infinity Property & Casualty	57,159	3,300
Inland Real Estate‡	80,900	688
International Bancshares	132,600	2,281
Invesco Mortgage Capital‡	4,300	97
Investment Technology Group*	5,000	73

Description	Shares	Market Value ($ Thousands)

Investors Real Estate Trust‡	123,100	$1,089
iStar Financial‡*	19,600	107
Jones Lang LaSalle	26,830	2,141
Kennedy-Wilson Holdings*	42,710	418
Kilroy Realty‡	9,300	317
Knight Capital Group, Cl A*	172,400	2,265
LaSalle Hotel Properties‡	13,900	331
Lexington Realty Trust‡	22,672	178
Life Partners Holdings	1,900	41
LPL Investment Holdings*	46,350	1,571
LTC Properties‡	66,793	1,803
Macerich‡	36,596	1,696
Mack-Cali Realty‡	26,950	856
Maiden Holdings	137,100	1,032
MainSource Financial Group	22,500	206
MarketAxess Holdings	185,251	3,370
MB Financial	31,200	444
MCG Capital	15,200	106
Meadowbrook Insurance Group	328,368	3,106
Medical Properties Trust‡	214,100	2,244
MF Global Holdings*	240,550	1,888
MFA Mortgage Investments‡	545,612	4,447
MGIC Investment* (A)	395,530	3,370
Mid-America Apartment Communities‡	18,671	1,146
Montpelier Re Holdings	131,013	2,578
MSCI, Cl A*	44,742	1,524
National Health Investors‡	5,900	260
National Penn Bancshares	221,740	1,488
National Retail Properties‡	18,100	471
Nationwide Health Properties‡	8,413	303
Navios Maritime Acquisition	108,480	496
NBT Bancorp	11,200	249
Nelnet, Cl A	142,800	3,049
Netspend Holdings*	94,850	1,271
Northwest Bancshares	24,800	255
OceanFirst Financial	13,950	168
Omega Healthcare Investors‡	18,100	382
Oppenheimer Holdings, Cl A	500	12
Oriental Financial Group	33,900	393
PacWest Bancorp	36,724	624
Park National (A)	12,200	824
Parkway Properties‡	32,800	521
Pebblebrook Hotel Trust‡*	38,819	727
Pennsylvania Real Estate Investment Trust‡	10,700	144
PHH*	48,900	1,038
Phoenix*	279,300	640
Pico Holdings*	38,458	1,098
Piedmont Office Realty Trust, Cl A‡	47,095	937
Piper Jaffray*	4,500	135
Platinum Underwriters Holdings	112,884	4,880
Post Properties‡	9,900	337
Potlatch‡	30,400	963
Presidential Life	13,709	127
PrivateBancorp, Cl A	34,300	417
ProAssurance*	25,199	1,493
ProLogis‡	99,100	1,289
Prospect Capital	51,800	507
Prosperity Bancshares	42,800	1,393
Protective Life	66,500	1,564
Provident Financial Services	103,000	1,419

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

PS Business Parks‡	3,900	$202
Public Storage‡	36,574	3,533
Radian Group	208,300	1,477
RAIT Financial Trust‡*	45,800	74
Ramco-Gershenson Properties‡	6,800	78
Redwood Trust‡	62,400	863
Regency Centers‡	40,500	1,649
Reinsurance Group of America, Cl A	16,412	819
Renasant	47,800	828
Republic Bancorp, Cl A	47,900	982
S&T Bancorp	24,200	475
Sabra Healthcare REIT‡	22,566	385
Safety Insurance Group	43,900	2,055
SCBT Financial	32,900	1,017
Selective Insurance Group	49,700	820
Senior Housing Properties Trust‡	73,350	1,638
Signature Bank NY*	12,860	565
Simmons First National, Cl A	29,180	848
Simon Property Group‡	39,397	3,881
SL Green Realty‡	21,850	1,429
Sovran Self Storage‡	22,703	818
Starwood Property Trust‡	52,700	1,052
Sterling Financial* (A)	888	14
Stewart Information Services (A)	22,500	239
Stifel Financial*	10,093	523
Strategic Hotels & Resorts‡*	27,400	128
Student Loan	8,000	240
Sun Communities‡	3,600	119
Sunstone Hotel Investors‡*	55,225	526
Susquehanna Bancshares	93,335	751
SVB Financial Group*	38,515	1,731
SWS Group	115,469	600
Synovus Financial	367,239	746
Tanger Factory Outlet Centers‡	8,900	427
Taubman Centers‡	48,950	2,376
TCF Financial	86,442	1,177
Texas Capital Bancshares*	11,400	215
THL Credit	60,200	789
Titanium Asset Management*	10,500	9
Titanium Asset Management PP (H)(I)(J)*	122,200	351
Tompkins Financial	9,800	376
Tower Group	13,900	358
TradeStation Group*	16,900	107
Trustco Bank	195,967	1,099
Trustmark	10,200	218
UMB Financial	9,200	343
Umpqua Holdings	62,288	660
United Bankshares	53,642	1,406
United Financial Bancorp	30,700	455
United Fire & Casualty	5,800	120
Unitrin	27,900	660
Universal Health Realty Income Trust‡	3,000	105
Uranium Participation*	130,100	1,050
Urstadt Biddle Properties, Cl A‡	4,600	85
U-Store-It Trust‡	17,500	145
Validus Holdings	59,684	1,743
Value Creation (H)(I)(J)*	119,600	121
Ventas‡	28,000	1,436
ViewPoint Financial Group	92,320	969
Vornado Realty Trust‡	12,137	990

Description	Shares	Market Value ($ Thousands)

Waddell & Reed Financial, Cl A	8,179	$252
Walter Investment Management‡	44,100	761
Washington Federal	34,000	502
Washington Real Estate Investment Trust‡	43,200	1,325
Webster Financial	49,400	815
WesBanco	30,100	525
Westamerica Bancorporation	32,300	1,579
Whitney Holding	111,399	1,046
Willis Group Holdings	5,462	174
Wilmington Trust	9,300	36
Wilshire Bancorp	10,100	72
World Acceptance*	63,450	2,796
WSFS Financial	23,200	1,009
Zions Bancorporation	55,432	1,078

		268,276

Health Care — 8.5%
Abaxis*	83,306	2,249
Acadia Pharmaceuticals*	249,100	167
Accuray*	131,290	785
Achillion Pharmaceuticals*	167,775	480
Acorda Therapeutics*	23,700	624
Affymetrix*	32,700	136
Air Methods*	18,800	926
Albany Molecular Research*	40,719	206
Alere*	57,600	1,838
Align Technology*	141,337	2,472
Allscripts Healthcare Solutions*	9,400	165
Amedisys*	33,776	959
AMERIGROUP*	11,401	491
AMN Healthcare Services*	151,375	848
Amsurg, Cl A*	124,224	2,283
Analogic	9,556	444
Angiodynamics*	18,214	254
Arena Pharmaceuticals*	171,382	249
Assisted Living Concepts, Cl A*	43,900	1,327
athenahealth*	65,070	2,669
BioMarin Pharmaceutical*	55,251	1,496
Bruker*	25,800	398
Cambrex*	110,300	471
Cantel Medical	11,200	226
Cardiome Pharma*	246,757	1,192
Catalyst Health Solutions*	41,320	1,773
Celera*	10,200	58
Cepheid*	1,700	33
Chemed	53,395	3,254
Chindex International*	800	12
Conceptus*	114,580	1,507
Conmed*	64,412	1,385
Continucare*	82,200	388
Cooper	12,152	650
Cross Country Healthcare*	48,051	369
CryoLife*	13,700	77
Cubist Pharmaceuticals*	49,341	1,071
Durect*	545,153	1,625
Emeritus*	1,700	31
Ensign Group	47,600	1,024
Enzon Pharmaceuticals*	40,900	455
eResearch Technology*	61,603	345
Exactech*	33,014	588
Exelixis*	12,100	70
Genomic Health*	3,600	66

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Genoptix*	9,935	$170
Gen-Probe*	45,860	2,378
Genta*	1	—
Gentiva Health Services*	53,300	1,225
Haemonetics*	30,160	1,773
Healthsouth*	93,722	1,687
Healthspring*	9,100	244
Healthways*	10,000	96
HeartWare International*	30,413	2,797
Hill-Rom Holdings	27,200	1,077
ICU Medical*	93,700	3,434
Immucor*	43,000	790
Impax Laboratories*	21,200	378
Incyte*	211,835	3,074
Inspire Pharmaceuticals*	74,900	523
Invacare	17,300	467
IPC The Hospitalist*	57,762	1,873
Kendle International*	45,317	408
Kensey Nash*	9,200	250
Kindred Healthcare*	107,550	1,736
Kinetic Concepts*	21,300	846
LCA-Vision*	13,400	69
LHC Group*	39,100	1,034
LifePoint Hospitals*	8,900	322
Magellan Health Services*	22,300	1,086
MannKind*	17,300	109
Martek Biosciences*	20,300	447
Masimo	61,510	1,898
Matrixx Initiatives*	4,600	24
Medical Action Industries*	39,500	314
Medicines*	103,000	1,358
Medicis Pharmaceutical, Cl A	101,000	2,661
Mednax*	13,500	826
Meridian Bioscience	57,600	1,280
Merit Medical Systems*	5,350	82
Metropolitan Health Networks*	99,800	430
Molina Healthcare*	15,200	386
Momenta Pharmaceuticals*	17,000	259
MWI Veterinary Supply*	31,743	1,939
Myriad Genetics*	63,960	1,377
Nektar Therapeutics*	13,300	168
Nighthawk Radiology Holdings*	2,381	15
NuVasive*	191,884	4,482
NxStage Medical*	16,300	353
Omnicell*	173,343	2,323
Owens & Minor	28,900	816
Par Pharmaceutical*	95,170	3,419
Parexel International*	124,705	2,190
Patterson	15,459	460
PDL BioPharma	510,727	2,952
Pharmaceutical Product Development	25,593	638
Pharmacyclics*	9,500	51
PharMerica*	92,700	1,007
Pozen*	250,174	1,601
Providence Service*	64,470	1,084
PSS World Medical*	98,305	2,025
Quality Systems	35,013	2,258
Questcor Pharmaceuticals*	50,900	725
Quidel*	19,423	257
RehabCare Group*	111,201	2,250
Rigel Pharmaceuticals*	143,400	1,144
Salix Pharmaceuticals*	16,100	719

Description	Shares	Market Value ($ Thousands)

Savient Pharmaceuticals*	5,400	$64
Seattle Genetics*	53,825	813
Sirona Dental Systems*	2,700	102
Skilled Healthcare Group, Cl A*	50,800	323
STERIS	75,600	2,601
Sun Healthcare Group*	22,566	221
Sunrise Senior Living*	21,000	77
Symmetry Medical*	18,300	150
Targacept*	9,700	206
Techne	52,750	3,169
Teleflex	26,775	1,337
Universal American Financial	103,100	1,529
Viropharma*	27,800	429
WellCare Health Plans*	17,600	495
Zoll Medical*	25,275	845

		122,561

Industrials — 15.1%
AAR*	1,900	47
ABM Industries	21,300	490
ACCO Brands*	71,200	500
Acuity Brands	15,300	824
Administaff	2,000	57
Aegean Marine Petroleum Network	456,582	4,018
AerCap Holdings*	315,676	4,101
Aerovironment*	56,503	1,396
Air Transport Services Group*	109,000	804
Aircastle	171,100	1,639
Airtran Holdings*	174,300	1,297
Alamo Group	21,600	553
Alaska Air Group*	33,400	1,837
Allegiant Travel, Cl A	6,300	314
Alliant Techsystems	19,895	1,470
Altra Holdings*	2,500	42
American Superconductor*	28,000	932
Ampco-Pittsburgh	23,100	608
AO Smith	38,550	1,519
APAC Customer Services*	66,400	393
Apogee Enterprises	119,500	1,344
Applied Industrial Technologies	58,600	1,751
Arkansas Best	2,100	52
Armstrong World Industries*	11,400	553
ArvinMeritor*	68,700	1,226
Astec Industries*	37,100	1,111
Atlas Air Worldwide Holdings*	19,000	1,037
AZZ	5,800	216
Baldor Electric	5,900	374
Barnes Group	87,180	1,664
BE Aerospace*	21,994	781
Beacon Roofing Supply*	60,000	1,032
Belden	46,679	1,554
Blount International*	5,800	90
Brady, Cl A	22,259	688
Briggs & Stratton	120,015	2,089
Carlisle	126,370	4,628
Cascade	12,200	446
Celadon Group*	176,448	2,377
Ceradyne*	45,900	1,213
Chart Industries*	12,400	392
Chicago Bridge & Iron*	41,400	1,172
Clean Harbors*	11,048	818
Columbus McKinnon*	81,016	1,329

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Comfort Systems USA	134,486	$1,499
Consolidated Graphics*	4,400	209
Con-way	14,100	476
Copa Holdings, Cl A	32,201	1,796
Copart*	42,920	1,523
Corporate Executive Board	67,052	2,326
CoStar Group*	70,310	3,708
Courier	15,336	218
CRA International*	87,345	1,930
Crane	4,500	169
Cubic	42,700	1,948
Deluxe	88,600	1,877
Douglas Dynamics	67,900	1,002
Dycom Industries*	73,592	973
EMCOR Group*	190,918	5,117
Encore Wire	11,100	253
EnerNOC*	65,115	1,597
EnerSys*	1,900	57
Ennis	31,521	538
EnPro Industries*	34,900	1,279
Esterline Technologies*	34,700	2,043
Fastenal	14,600	781
Force Protection*	215,500	1,106
Franklin Electric	16,500	642
FreightCar America	4,900	122
FTI Consulting*	104,200	3,714
G&K Services, Cl A	49,992	1,387
Gardner Denver	40,992	2,683
Genco Shipping & Trading*	34,100	501
GenCorp*	21,700	107
Generac Holdings*	43,400	645
Geo Group*	146,600	3,533
GeoEye*	22,700	905
Gibraltar Industries*	67,000	681
Global Power Equipment Group*	10,500	209
Gorman-Rupp	300	9
Graco	7,800	281
GrafTech International*	28,100	551
Granite Construction	68,200	1,730
Great Lakes Dredge & Dock	202,900	1,558
Griffon*	51,700	627
H&E Equipment Services*	94,200	937
Hawaiian Holdings*	146,400	1,156
Heidrick & Struggles International	3,500	73
Hexcel*	143,575	2,462
Higher One Holdings*	74,453	1,508
Hill International*	5,500	28
HNI	23,300	621
Horizon Lines, Cl A	268,078	978
ICF International*	11,476	275
IDEX	45,107	1,690
IHS, Cl A*	21,885	1,583
Innerworkings* (A)	411,541	2,539
Insteel Industries	1,600	17
Interface, Cl A	214,156	3,092
Interline Brands*	10,200	210
JetBlue Airways*	21,600	147
Kadant*	28,874	554
Kaman	16,967	478
Kaydon	68,099	2,382
Kelly Services, Cl A*	29,600	529
Keyw Holding*	96,680	1,208
Kirby*	46,400	2,073

Description	Shares	Market Value ($ Thousands)

Knight Transportation	113,225	$2,183
Kratos Defense & Security Solutions*	92,700	980
Ladish*	17,500	821
Landstar System	59,890	2,153
LB Foster, Cl A*	8,800	305
LECG*	200,141	189
Lincoln Electric Holdings	4,700	290
LS Starrett, Cl A	1,700	20
Lydall*	15,460	112
M&F Worldwide*	8,700	205
Manitowoc	80,900	888
Marten Transport	16,800	361
Mcgrath Rentcorp	5,776	161
Michael Baker*	41,100	1,319
Miller Industries	200	3
Mine Safety Appliances	35,128	1,012
Mobile Mini*	126,883	2,293
Mueller Industries	78,200	2,384
Mueller Water Products, Cl A	55,000	194
NACCO Industries, Cl A	15,100	1,398
National Presto Industries	800	93
Navistar International*	14,100	722
Nordson	21,300	1,692
Old Dominion Freight Line*	52,050	1,503
Orbital Sciences*	7,700	125
Orion Marine Group*	39,800	535
Pacer International*	76,900	430
PMFG*	400	6
Polypore International*	14,000	445
Powell Industries*	10,800	380
Quanex Building Products	110,975	1,835
RailAmerica*	14,500	180
Raven Industries	17,100	759
RBC Bearings*	33,934	1,252
Regal-Beloit	6,400	390
Republic Airways Holdings*	79,700	618
Resources Connection	231,777	3,878
Ritchie Bros Auctioneers	101,690	2,036
Robbins & Myers	4,100	127
RSC Holdings*	130,800	1,019
Rush Enterprises, Cl A*	104,523	1,837
Ryder System	54,300	2,341
Sauer-Danfoss*	300	9
School Specialty*	109,203	1,379
SeaCube Container Leasing	85,700	1,019
Simpson Manufacturing	19,000	492
Skywest	82,464	1,335
Spirit Aerosystems Holdings, Cl A*	61,900	1,205
Standard Parking*	141,654	2,516
Standard Register	15,594	46
Standex International	18,500	553
Sun Hydraulics	1,000	31
SYKES Enterprises*	89,000	1,638
TAL International Group	64,781	1,835
Teledyne Technologies*	62,920	2,531
Tennant	34,263	1,170
Terex*	33,380	810
Tetra Tech*	31,960	739
Textainer Group Holdings	34,900	971
Titan Machinery*	55,476	1,163
Towers Watson, Cl A	52,264	2,624

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

TransDigm Group*	26,820	$1,837
Tredegar	52,205	973
Trimas*	2,600	52
Trinity Industries	23,400	536
Triumph Group	6,832	575
TrueBlue*	82,800	1,365
Tutor Perini	119,806	2,282
Unifirst	10,800	554
United Continental Holdings*	34,811	964
United Rentals*	79,225	1,554
Universal Forest Products	3,400	111
US Airways Group*	111,100	1,240
US Ecology	7,277	114
Vitran, Cl A*	107,252	1,244
Wabash National*	302,300	3,189
Wabtec	51,825	2,396
Watsco	31,400	1,893
Watts Water Technologies, Cl A	34,058	1,109
Werner Enterprises	13,700	296
WESCO International*	127,164	6,068
Woodward Governor	59,100	1,995
YRC Worldwide*	1,252	4

		219,519

Information Technology — 16.0%
ACI Worldwide*	5,000	127
Acme Packet*	65,152	3,191
Acxiom*	31,200	531
ADC Telecommunications*	20,000	254
Advent Software*	28,748	1,483
Aeroflex Holding*	84,800	1,222
Amkor Technology*	189,700	1,320
Ancestry.com*	56,350	1,610
Anixter International	37,517	2,096
AOL*	91,719	2,218
Applied Micro Circuits*	16,100	149
Archipelago Learning*	74,469	643
Arris Group*	247,400	2,477
Arrow Electronics*	52,400	1,625
Aruba Networks*	19,600	416
AsiaInfo Holdings*	71,510	1,191
Atheros Communications*	145,748	4,746
Atmel*	345,700	3,592
AVX	31,200	446
Benchmark Electronics*	149,497	2,402
Black Box	20,300	727
Blackbaud	17,600	445
Blackboard*	69,526	2,889
Blue Coat Systems*	14,300	380
Brightpoint*	122,700	1,006
Brocade Communications Systems*	288,592	1,437
Cabot Microelectronics*	27,000	1,066
CACI International, Cl A*	45,013	2,266
Cardtronics*	84,898	1,435
CDC Software ADR*	198,600	1,392
Ceva*	189,300	4,392
Checkpoint Systems*	28,786	516
Ciber*	382,148	1,284
Ciena*	99,025	1,500
Cirrus Logic* (A)	18,100	276
Cognex	48,392	1,353
Coherent*	32,002	1,322

Description	Shares	Market Value ($ Thousands)

CommVault Systems*	45,318	$1,320
Compuware*	63,400	653
Comtech Telecommunications	20,772	616
Comverse Technology*	20,200	155
Constant Contact*	110,941	2,839
Convergys*	83,600	1,078
CoreLogic	9,900	180
CSG Systems International*	161,093	3,032
CTS	112,257	1,155
Cymer*	27,500	1,047
Cypress Semiconductor*	44,200	693
Daktronics	28,300	381
Dice Holdings*	800	9
Diebold	74,671	2,346
Digi International*	153,440	1,473
Digital River*	82,044	3,021
DST Systems	1,200	51
DTS*	63,395	2,976
Earthlink	338,500	3,035
EchoStar, Cl A*	1,800	36
Electro Rent	13,471	200
Electronics for Imaging*	41,379	542
Emulex*	152,293	1,724
Entegris*	46,000	299
Epicor Software*	3,600	34
EPIQ Systems	7,200	92
Euronet Worldwide*	122,460	2,004
Fair Isaac	56,998	1,331
Fairchild Semiconductor International, Cl A*	32,700	459
Finisar*	11,600	222
Forrester Research*	14,300	496
Gartner*	70,620	2,272
Global Cash Access Holdings*	166,360	379
GSI Commerce*	17,400	415
Hackett Group*	330,790	1,164
Heartland Payment Systems	111,652	1,763
Hittite Microwave*	13,500	773
iGate	23,300	466
Imation*	223,552	2,124
Insight Enterprises*	79,500	1,003
Integrated Device Technology*	200,949	1,292
InterDigital*	33,000	1,091
Intermec*	136,635	1,545
Intersil, Cl A	52,800	673
Isilon Systems*	15,400	520
IXYS*	25,200	282
Jack Henry & Associates	37,700	1,031
JDA Software Group*	40,500	1,069
KIT Digital*	106,905	1,472
Knot*	121,700	1,138
Kulicke & Soffa Industries*	25,200	167
Lattice Semiconductor*	272,600	1,213
Lawson Software*	294,069	2,526
LeCroy*	71,700	666
Lexmark International, Cl A*	24,000	870
Littelfuse	15,350	710
LivePerson*	20,300	196
LogMeIn*	1,500	66
LTX-Credence*	72,733	573
Manhattan Associates*	94,700	2,944
Mantech International, Cl A*	58,867	2,350
MAXIMUS	25,899	1,572

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Meru Networks*	11,235	$156
Methode Electronics	162,392	1,658
Micrel	42,200	522
Microsemi*	16,757	371
MicroStrategy, Cl A*	32,524	2,815
Mitel Networks*	143,300	937
MKS Instruments*	22,700	462
ModusLink Global Solutions*	34,217	229
MoneyGram International*	18,100	44
Monotype Imaging Holdings*	1,900	21
Monster Worldwide*	59,900	1,352
Move*	97,103	246
MTS Systems	19,599	751
Multi-Fineline Electronix*	26,750	623
National Instruments	24,900	850
NCR*	32,600	469
Netgear*	44,800	1,424
Netlogic Microsystems*	129,848	4,051
NetSuite*	60,131	1,492
Novatel Wireless*	54,700	537
Novell*	98,500	587
Omnivision Technologies*	30,200	854
OpenTable*	26,700	1,937
Orbotech*	78,180	862
OSI Systems*	21,000	732
Parametric Technology*	58,546	1,254
Park Electrochemical	60,900	1,669
Parkervision*	380,971	162
Pegasystems	63,100	1,953
Plantronics	68,100	2,436
PMC - Sierra*	148,100	1,074
Power Integrations	28,325	1,141
Power-One*	82,700	782
Progress Software*	60,100	2,318
PROS Holdings*	138,829	1,326
Pulse Electronics	53,500	219
QLogic*	9,500	170
Quantum*	457,624	1,661
Quest Software*	148,228	3,750
Rackspace Hosting*	32,200	939
Radisys*	64,800	585
Rambus*	18,500	370
RDA Microelectronics ADR*	60,710	973
RealNetworks*	60,300	206
Renaissance Learning	900	11
RF Micro Devices*	103,000	722
RightNow Technologies*	26,241	665
Riverbed Technology*	54,600	1,852
Rogers*	12,236	404
Rosetta Stone*	78,296	1,643
Rubicon Technology*	80,375	1,763
Rudolph Technologies*	97,410	727
Sanmina-SCI*	66,778	698
Scansource*	17,300	505
Seachange International*	117,500	945
Silicon Image*	30,100	231
SMART Modular Technologies WWH*	49,000	274
Sonic Solutions*	181,550	1,812
SRA International, Cl A*	90,827	1,782
SS&C Technologies Holdings*	125,602	2,438
Stamps.com	11,225	148
Standard Microsystems*	27,371	746

Description	Shares	Market Value ($ Thousands)

STEC*	38,200	$649
Sycamore Networks	10,500	315
Synaptics*	12,200	348
SYNNEX*	36,800	1,055
Synopsys*	34,092	876
Syntel	46,154	2,203
Tech Data*	38,800	1,710
Tekelec*	9,614	119
TeleNav*	105,900	691
TeleTech Holdings*	48,900	927
Teradyne*	309,126	3,666
Terremark Worldwide*	226,746	2,713
Tessera Technologies*	1,800	36
TIBCO Software*	52,900	1,039
TiVo*	17,200	141
TNS*	36,531	702
Trimble Navigation*	47,645	1,774
TriQuint Semiconductor*	44,800	534
TTM Technologies*	3,900	52
Ultra Clean Holdings*	54,346	426
Ultratech*	68,000	1,249
Unisys*	58,380	1,320
United Online	270,600	1,722
Universal Display*	7,200	178
Valueclick*	78,700	1,223
Varian Semiconductor Equipment Associates*	36,400	1,148
Vasco Data Security International*	3,900	34
Veeco Instruments*	12,500	550
VeriFone Holdings*	48,500	1,685
Vishay Intertechnology*	80,600	1,149
VistaPrint*	154,506	6,230
Vocus*	110,249	2,699
Web.com Group*	51,800	419
Websense*	63,200	1,310
Xyratex*	64,427	984
Zebra Technologies, Cl A*	25,165	917
Zoran*	194,043	1,335

		231,713

Materials — 4.3%
A. Schulman	39,382	798
AK Steel Holding	36,275	482
Allied Nevada Gold*	51,100	1,366
AM Castle*	6,769	103
American Vanguard	2,700	18
Aptargroup	28,289	1,292
Arch Chemicals	40,118	1,393
Boise	65,900	485
Buckeye Technologies	88,100	1,755
Carpenter Technology	23,000	839
Clearwater Paper*	13,400	1,079
Coeur d’Alene Mines*	17,600	429
Cytec Industries	21,334	1,020
Domtar	10,000	759
Eagle Materials	12,600	313
Ferro*	83,306	1,189
Glatfelter	27,700	345
Globe Specialty Metals	180,100	2,920
Graham Packaging*	22,000	277
H.B. Fuller	129,558	2,717
Haynes International	66,700	2,579

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Headwaters*	61,175	$238
Hecla Mining* (A)	43,500	417
Horsehead Holding*	192,598	2,240
Huntsman	43,991	681
Innophos Holdings	43,960	1,497
Jaguar Mining*	130,700	865
Kaiser Aluminum	14,400	675
KapStone Paper and Packaging*	29,200	430
KMG Chemicals	1,600	23
Koppers Holdings	54,122	1,548
Minerals Technologies	20,900	1,272
Molycorp*	28,600	830
Myers Industries	72,793	699
Nalco Holding	59,255	1,743
Neenah Paper	12,300	226
New Gold*	111,300	1,044
NewMarket	36,875	4,639
Olin	59,154	1,081
Olympic Steel	19,300	406
OM Group*	43,082	1,620
Omnova Solutions*	19,700	173
Packaging of America	23,287	597
PolyOne*	133,948	1,669
Quaker Chemical	28,200	1,071
Rock-Tenn, Cl A	21,100	1,141
Rockwood Holdings*	21,200	809
RTI International Metals*	44,523	1,263
Sandstorm Resources*	757,500	502
Schweitzer-Mauduit International	8,634	542
Sensient Technologies	66,600	2,262
Solutia*	22,800	487
Spartech*	44,890	427
Stepan	9,300	656
Temple-Inland	12,900	271
Universal Stainless & Alloy*	34,800	1,088
US Gold*	70,900	465
Wausau Paper	17,900	138
Westlake Chemical	1,200	45
Worthington Industries	39,600	634
WR Grace*	115,771	3,875
Zep	2,100	38

		62,485

Telecommunication Services — 0.7%
Alaska Communications Systems Group	110,664	1,166
Atlantic Telegraph-Network	12,100	415
Cincinnati Bell*	306,300	747
Consolidated Communications Holdings	32,786	604
Frontier Communications	111,600	1,015
Global Crossing*	34,400	460
IDT, Cl B	18,900	393
Leap Wireless International*	84,300	918
Neutral Tandem*	105,900	1,522
Premiere Global Services*	59,300	419
SBA Communications, Cl A*	37,015	1,449
USA Mobility	92,300	1,571

		10,679

Utilities — 2.3%
AGL Resources	29,797	1,094
Allete	59,692	2,109

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Avista	44,100	$942
California Water Service Group	14,000	521
Central Vermont Public Service	17,800	360
CH Energy Group	2,100	98
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	13,300	212
Cleco	57,898	1,756
El Paso Electric*	87,600	2,307
Empire District Electric (A)	57,392	1,237
Great Plains Energy	84,015	1,567
IDACORP	34,056	1,237
Laclede Group	6,900	244
Mirant*	32,000	317
Nicor	42,600	1,842
NorthWestern	135,184	3,895
Portland General Electric	274,374	5,808
South Jersey Industries	7,374	378
UGI	32,900	976
UIL Holdings	28,500	837
Unisource Energy	97,758	3,438
Vectren	37,900	982
Westar Energy	63,226	1,575

		33,732

Total Common Stock (Cost $1,027,714) ($ Thousands)		1,234,311

CASH EQUIVALENT — 14.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	205,242	205,242

Total Cash Equivalent (Cost $205,242) ($ Thousands)		205,242

U.S. TREASURY OBLIGATIONS (F)(G)— 0.9%
U.S. Treasury Bills
0.137%, 12/16/10	$12,848	12,847
0.181%, 06/30/11	369	369

Total U.S. Treasury Obligations (Cost $13,216) ($ Thousands)		13,216

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.210% (C)**†	4,175	3,735

Total Affiliated Partnership (Cost $4,175) ($ Thousands)		3,735

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.0%
Callaway Golf (D)	4,000	503

Energy — 0.0%
GeoMet*	21,728	223

Financials — 0.1%
Grubb & Ellis*	10,000	869

Total Preferred Stock (Cost $1,576) ($ Thousands)		1,595

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.0%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (B)(H)(J)	$3,147	$252

Energy — 0.0%
Rentech
4.000%, 04/15/13	579	518

Total Convertible Bonds (Cost $746) ($ Thousands)		770

WARRANTS — 0.0%
	Number Of Contracts
Oilsands Quest, Expires 05/12/11*	247,050	8
Rentech, Expires 04/25/12 (H)(I)(J)*	16,100	—
Sandstorm Resources, Expires 04/23/14*	257,125	85
Titanium Asset Management, Expires 06/21/11 (H)(I)(J)*	122,200	—
Washington Mutual (E)	17,435	8

Total Warrants (Cost $53) ($ Thousands)		101

EXCHANGE TRADED FUNDS — 0.0%
iShares Russell 2000 Index Fund	5,174	376

Total Exchange Traded Funds (Cost $377) ($ Thousands)		376

	Number Of Rights
RIGHT — 0.0%

United States — 0.0%
Ligand Pharma, Expires 01/05/12	64,529	—

Total Right (Cost $0) ($ Thousands)		—

Total Investments — 100.6% (Cost $1,253,099) ($ Thousands)		$1,459,346

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	2,682	Dec-2010	$3,594

For the period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)
12/2/10-12/14/10	CAD	1,503	USD	1,481	$18

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays Capital	$115	$116	$1
Credit Suisse First Boston	110	111	1
State Street	307	308	1
UBS	931	946	15

			$18

Percentages are based on a Net Assets of $1,449,947 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $3,735 ($ Thousands).

(B)	Security in default on interest payments.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $3,735 ($ Thousands).

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(H)	Securities considered illiquid. The total value of such securities as of November 30, 2010 was $733 ($ Thousands) and represented 0.05% of Net Assets.

(I)	Securities considered restricted. The total value of such securities as of November 30, 2010 was $733 ($ Thousands) and represented 0.05% of net assets.

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of November 30, 2010 was $472 ($ Thousands) and represented 0.03% of net assets.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CV — Convertible Security

L.P.— Limited Partnership

Ser — Series

USD — United States Dollar

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2010

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,233,830	$130	$351	$1,234,311
Cash Equivalent	205,242	—	—	205,242
U.S. Treasury Obligations	—	13,216	—	13,216
Affiliated Partnership	—	3,735	—	3,735
Preferred Stock	—	1,595	—	1,595
Convertible Bonds	—	518	252	770
Warrants	8	93	—	101
Exchange Traded Funds	376	—	—	376
Rights	—	—	—	—

Total Investments in Securities	$1,439,456	$19,287	$603	$1,459,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3,594	$—	$—	$3,594

Total Other Financial Instruments	$3,594	$—	$—	$3,594

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$358	$1,031
Accrued discounts/premiums	—	(32)
Realized gain/(loss)	—	(201)
Change in unrealized appreciation/(depreciation)	(7)	16
Net purchases/sales	—	(562)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$351	$252

Changes in unrealized gains/(losses included in earnings related to securities still held at reporting date	$(7)	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

For the period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 15.3%
Abercrombie & Fitch, Cl A	24,476	$1,230
Aeropostale*	66,525	1,798
AFC Enterprises*	56,295	748
American Eagle Outfitters	389,028	6,419
American Greetings, Cl A (A)	33,400	670
AnnTaylor Stores* (A)	57,183	1,539
Apollo Group, Cl A*	26,909	915
Arctic Cat* (A)	68,000	1,014
Autoliv (A)	43,110	3,165
Belo, Cl A*	147,440	855
Big 5 Sporting Goods (A)	11,600	160
Big Lots* (A)	121,350	3,719
Blue Nile* (A)	6,000	297
Bob Evans Farms	41,100	1,280
Bon-Ton Stores	400	5
BorgWarner* (A)	29,981	1,809
Bridgepoint Education* (A)	270,950	4,146
Brinker International	56,300	1,151
Brunswick (A)	142,440	2,272
Buckle (A)	3,800	145
Cabela’s* (A)	29,900	665
Cablevision Systems, Cl A	153,500	4,861
Callaway Golf (A)	292,315	2,239
Capella Education* (A)	922	51
Career Education* (A)	70,226	1,249
Carter’s*	30,600	969
Cato, Cl A	120,282	3,434
CBS, Cl B	62,000	1,044
CEC Entertainment* (A)	52,254	1,960
Cheesecake Factory* (A)	78,280	2,495
Childrens Place Retail Stores* (A)	28,120	1,460
Chipotle Mexican Grill, Cl A* (A)	5,200	1,344
Christopher & Banks	59,697	318
Cinemark Holdings	108,900	1,911
Coinstar* (A)	49,723	3,204
Columbia Sportswear (A)	37,770	2,101
Cooper Tire & Rubber (A)	239,110	4,995
Cracker Barrel Old Country Store (A)	52,008	2,739
CROCS* (A)	240,350	4,217
Darden Restaurants	48,954	2,396
Dick’s Sporting Goods* (A)	180,091	6,161
Dillard’s, Cl A (A)	131,100	4,088
Dollar Tree*	66,550	3,657
Domino’s Pizza*	114,551	1,692
Domino’s Pizza UK & IRL	296,359	2,428
DR Horton	142,390	1,430
DSW, Cl A* (A)	82,050	3,208
Eastman Kodak* (A)	177,700	837
Ethan Allen Interiors (A)	65,005	1,072
Expedia (A)	87,214	2,296
Express* (A)	69,421	1,047
Foot Locker	110,800	2,091
Fortune Brands (A)	42,708	2,524
Fossil* (A)	30,800	2,084
GameStop, Cl A* (A)	66,219	1,319
Gannett (A)	185,362	2,430
Garmin (A)	11,100	321
Gaylord Entertainment* (A)	173,590	5,959
Genesco*	33,900	1,304
Gentex	116,733	2,451
Grand Canyon Education* (A)	88,352	1,682

Description	Shares	Market Value ($ Thousands)

Guess?	113,109	$5,344
Hanesbrands* (A)	185,611	5,039
Harley-Davidson (A)	96,028	3,004
Harman International Industries*	41,811	1,823
hhgregg* (A)	80,037	2,007
Hibbett Sports*	16,883	578
Hillenbrand	35,600	688
Home Inns & Hotels Management ADR*	28,860	1,374
HOT Topic (A)	157,700	967
Hyatt Hotels, Cl A*	67,693	2,834
Intercontinental Hotels Group ADR	202,600	3,624
International Game Technology	118,723	1,838
International Speedway, Cl A	33,006	782
Interpublic Group* (A)	550,750	5,866
J Crew Group* (A)	93,128	4,072
Jarden	185,150	5,684
John Wiley & Sons, Cl A	6,900	286
Jones Group	176,412	2,389
Las Vegas Sands* (A)	49,400	2,474
Leggett & Platt	105,423	2,182
Life Time Fitness* (A)	2,817	111
Limited Brands	2,500	84
Lin TV, Cl A*	6,200	28
Lincoln Educational Services (A)	50,400	739
Live Nation*	413,142	4,445
LKQ*	179,327	3,869
Lululemon Athletica* (A)	39,250	2,105
Lumber Liquidators Holdings* (A)	42,800	1,008
Marriott International, Cl A (A)	36,200	1,419
Men’s Wearhouse (A)	42,106	1,201
Meredith (A)	23,100	777
Meritage Homes*	56,555	1,073
National American University Holdings (A)	30,673	210
National CineMedia	323,487	6,036
NetFlix* (A)	22,150	4,561
Nordstrom (A)	42,765	1,830
NutriSystem (A)	19,400	401
NVR* (A)	1,470	911
OfficeMax*	119,139	2,036
Panera Bread, Cl A* (A)	41,750	4,185
Penn National Gaming*	239,393	8,405
Penske Auto Group* (A)	405	6
PetMed Express (A)	48,000	851
PetSmart (A)	67,570	2,558
Phillips-Van Heusen	82,280	5,582
Polaris Industries (A)	51,126	3,716
Pre-Paid Legal Services* (A)	9,200	595
RadioShack	65,700	1,212
RC2*	78,410	1,737
Red Robin Gourmet Burgers* (A)	31,500	584
Regal Entertainment Group, Cl A	93,515	1,262
Regis (A)	86,994	1,550
Rent-A-Center, Cl A	30,500	849
Royal Caribbean Cruises* (A)	11,100	447
Ruby Tuesday* (A)	64,900	830
Ryland Group (A)	94,107	1,372
Saks* (A)	241,345	2,689
Scholastic (A)	46,500	1,307
Scientific Games, Cl A* (A)	610,251	4,912
Scripps Networks Interactive, Cl A	20,580	1,049
Shutterfly* (A)	31,941	1,054

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Sinclair Broadcast Group, Cl A (A)	93,100	$722
Sirius XM Radio* (A)	279,000	382
Skechers U.S.A., Cl A* (A)	42,400	979
Sotheby’s (A)	20,500	822
Spectrum Group International*	3,929	7
Stage Stores	84,635	1,281
Starwood Hotels & Resorts Worldwide (A)	22,700	1,290
Steiner Leisure* (A)	48,510	1,951
Strayer Education (A)	3,700	503
Talbots* (A)	139,250	1,601
Tempur-Pedic International*	137,689	4,834
Tenneco* (A)	113,170	4,126
Tesla Motors* (A)	21,900	773
Tractor Supply	26,665	1,132
True Religion Apparel* (A)	51,055	1,145
TRW Automotive Holdings*	51,824	2,461
Tupperware Brands	33,122	1,539
Urban Outfitters* (A)	111,219	4,203
Warnaco Group* (A)	11,380	613
Whirlpool	17,200	1,256
Whistler Blackcomb Holdings*	55,700	642
Williams-Sonoma (A)	49,344	1,642
WMS Industries*	84,638	3,754
Wyndham Worldwide	101,400	2,915
Xueda Education Group ADR*	49,300	609
Zumiez* (A)	103,816	3,302

		304,005

Consumer Staples — 2.7%
Avon Products	38,469	1,099
BJ’s Wholesale Club*	17,190	787
Cal-Maine Foods (A)	31,900	978
Casey’s General Stores (A)	20,349	809
Central European Distribution*	55,990	1,345
Central Garden and Pet, Cl A*	66,227	618
Central Garden and Pet*	73,524	681
China-Biotics* (A)	54,900	634
Chiquita Brands International* (A)	13,400	150
ConAgra Foods	88,255	1,896
Constellation Brands, Cl A*	98,796	2,036
Corn Products International	36,345	1,567
Cosan Industria e Comercio (Brazil)	45,300	691
Del Monte Foods	407,295	7,629
Diamond Foods (A)	76,850	3,577
Dole Food* (A)	90,424	856
Fresh Del Monte Produce (A)	48,300	1,061
Fresh Market*	53,900	1,954
Green Mountain Coffee Roasters* (A)	161,131	5,975
Hansen Natural*	15,600	830
Herbalife	9,200	631
Kroger	84,676	1,994
Kulim Malaysia	103,000	395
Lancaster Colony (A)	21,420	1,115
Lorillard	3,389	270
Mead Johnson Nutrition, Cl A	27,600	1,644
Molson Coors Brewing, Cl B	53,567	2,553
Nash Finch (A)	8,952	331
Omega Protein*	41,900	292
Pantry*	69,326	1,424
Prestige Brands Holdings*	118,868	1,399
Primo Water*	21,878	264

Description	Shares	Market Value ($ Thousands)

Ruddick (A)	24,700	$908
Saskatchewan Wheat Pool, Cl Common Subscription Recei	83,700	746
Supervalu (A)	94,000	850
TreeHouse Foods* (A)	60,001	2,981
Weis Markets	17,700	682

		53,652

Energy — 5.8%
Alpha Natural Resources*	41,300	2,047
Arch Coal	22,800	666
Atlas Energy*	9,752	419
Atwood Oceanics* (A)	32,900	1,171
Berry Petroleum, Cl A (A)	231,611	8,827
BPZ Resources* (A)	177,700	700
Brigham Exploration* (A)	120,009	3,018
CARBO Ceramics (A)	7,100	690
Clean Energy Fuels* (A)	41,800	559
Complete Production Services*	104,260	2,966
Concho Resources*	4,474	370
Core Laboratories	9,300	796
Crosstex Energy	8,800	81
CVR Energy*	79,400	955
DHT Maritime	5,900	26
Dresser-Rand Group*	64,264	2,438
Dril-Quip*	80,090	6,202
Energy XXI Bermuda* (A)	33,389	823
EQT (A)	50,299	2,036
Exterran Holdings* (A)	79,000	1,791
Frontier Oil (A)	101,403	1,575
Frontline	84,988	2,205
GMX Resources* (A)	171,400	759
Golar LNG	3,900	54
Goodrich Petroleum* (A)	134,227	1,765
Gulfport Energy*	18,687	348
Helix Energy Solutions Group* (A)	158,631	2,226
Hornbeck Offshore Services* (A)	52,100	1,149
Houston American Energy (A)	6,700	115
ION Geophysical*	279,150	2,007
Karoon Gas Australia*	82,109	580
Key Energy Services* (A)	509,623	5,249
Kinder Morgan Escrow*	58,118	—
Lufkin Industries (A)	25,351	1,284
McMoRan Exploration* (A)	31,500	470
Murphy Oil	31,877	2,152
Nabors Industries*	112,376	2,483
Newfield Exploration*	32,444	2,168
Newpark Resources* (A)	147,074	841
Nordic American Tanker Shipping (A)	100,649	2,604
Oceaneering International*	30,060	2,077
Oilsands Quest* (A)	1,772,024	797
Overseas Shipholding Group (A)	129,070	4,514
Patterson-UTI Energy	31,400	620
PetroHawk Energy*	73,219	1,306
Petroleum Development*	45,772	1,630
Petroquest Energy* (A)	32,300	224
Pioneer Natural Resources (A)	26,710	2,140
Quicksilver Resources*	15,900	226
Range Resources (A)	57,864	2,430
Rosetta Resources* (A)	11,100	398
SEACOR Holdings*	7,500	817
Ship Finance International (A)	54,544	1,184
Southwestern Energy*	4,909	178

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Spectra Energy (A)	103,920	$2,470
Superior Energy Services*	14,442	482
Swift Energy* (A)	93,844	3,424
Teekay	42,612	1,359
Teekay Tankers, Cl A (A)	9,000	107
Tesoro (A)	47,600	777
Tidewater (A)	57,124	2,804
USEC* (A)	61,099	364
Vantage Drilling* (A)	430,900	758
Venoco*	9,800	171
W&T Offshore (A)	258,000	4,322
Western Refining* (A)	88,000	858
Whiting Petroleum*	78,659	8,657
World Fuel Services (A)	129,875	3,909

		115,618

Financials — 17.6%
1st Source	800	15
Advance America Cash Advance Centers	104,300	496
Affiliated Managers Group*	21,985	1,922
Allied World Assurance Holdings (A)	39,215	2,304
AMB Property‡ (A)	92,200	2,690
American Capital Agency‡ (A)	52,467	1,538
American Equity Investment Life Holding	70,000	768
American Financial Group	164,635	5,066
American National Insurance	700	56
Ameriprise Financial	78,774	4,084
Annaly Capital Management‡ (A)	65,700	1,195
Anworth Mortgage Asset‡ (A)	138,400	960
Apartment Investment & Management, Cl A‡ (A)	122,458	2,954
Arch Capital Group*	40,816	3,686
Ares Capital	8,677	143
Arthur J Gallagher	30,300	851
Aspen Insurance Holdings (A)	54,500	1,575
Associated Banc (A)	36,400	466
Assured Guaranty	164,353	2,796
Astoria Financial (A)	20,287	244
AvalonBay Communities‡ (A)	20,563	2,269
Axis Capital Holdings	8,700	307
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,302
Bancorpsouth (A)	67,865	872
Bank Mutual	15,100	69
BGC Partners, Cl A (A)	113,900	871
BioMed Realty Trust‡ (A)	68,456	1,207
BlackRock, Cl A	1,859	303
Boston Private Financial Holdings (A)	66,459	357
Boston Properties‡ (A)	71,488	5,991
BR Malls Participacoes	158,230	1,555
Brandywine Realty Trust‡	196,750	2,176
Brasil Brokers Participacoes	104,400	570
Brasil Insurance Participacoes e Administracao*	600	570
CapitalSource	277,525	1,793
CapLease‡	183,600	1,120
Capstead Mortgage‡ (A)	207,976	2,444
Cardinal Financial	225,322	2,334
Cash Store Financial Services	66,445	946
CB Richard Ellis Group, Cl A*	121,979	2,341
CBL & Associates Properties‡ (A)	241,039	3,977

Description	Shares	Market Value ($ Thousands)

Cedar Shopping Centers‡ (A)	145,000	$879
Chemical Financial	20,942	438
Chimera Investment‡	245,200	981
Cincinnati Financial (A)	11,700	353
City Holding (A)	17,500	561
City National	3,800	204
CNA Financial*	74,900	1,934
CNO Financial Group*	179,767	1,052
Colonial Properties Trust‡	102,050	1,837
Comerica (A)	68,401	2,496
Commerce Bancshares	1	—
CommonWealth REIT*	25,000	—
CommonWealth REIT‡	138,850	3,475
Corporate Office Properties Trust‡ (A)	52,800	1,790
Cowen Group, Cl A* (A)	185,100	755
Credit Acceptance*	16,933	1,050
CreXus Investment‡	62,200	786
Cullen/Frost Bankers	10,600	567
CVB Financial (A)	200,744	1,580
Developers Diversified Realty‡ (A)	163,703	2,100
DiamondRock Hospitality‡ (A)	301,394	3,174
Dollar Financial* (A)	47,500	1,244
Duff & Phelps, Cl A	37,655	504
DuPont Fabros Technology‡ (A)	5,900	133
East West Bancorp	77,940	1,351
Eaton Vance	79,527	2,364
Education Realty Trust‡	379,777	2,788
EMC Insurance Group	13,767	307
Employers Holdings	139,741	2,257
Endurance Specialty Holdings	119,406	5,267
Equity One‡ (A)	81,824	1,416
Equity Residential‡	94,350	4,716
Essex Property Trust‡ (A)	27,200	3,015
Everest Re Group	26,100	2,179
Federal Realty Investment Trust‡	30,390	2,352
Federated Investors, Cl B (A)	187,388	4,443
Fifth Third Bancorp (A)	187,786	2,244
Financial Engines* (A)	78,911	1,335
First Financial Bancorp (A)	203,194	3,357
First Horizon National* (A)	119,914	1,148
First Niagara Financial Group (A)	15,300	189
First Potomac Realty Trust‡	16,400	258
FirstMerit (A)	101,627	1,771
Flushing Financial	128,200	1,718
General Growth Properties‡	59,350	961
General Shopping Brasil (Brazil)*	57,200	424
Genworth Financial, Cl A*	134,364	1,567
GFI Group (A)	157,800	732
Gluskin Sheff + Associates	31,900	577
Grubb & Ellis* (A)	135,960	156
Hancock Holding (A)	113,398	3,572
Hanover Insurance Group (A)	97,050	4,394
Hatteras Financial‡ (A)	24,100	747
HCP‡	117,300	3,863
Health Care REIT‡ (A)	64,658	2,992
Hercules Technology Growth Capital	94,618	944
Highwoods Properties‡ (A)	62,000	1,892
Horace Mann Educators	135,085	2,206
Hospitality Properties Trust‡	111,100	2,457
Host Hotels & Resorts‡	388,106	6,396
Hudson Valley Holding	30,646	607
Huntington Bancshares (A)	241,600	1,410
Iberiabank (A)	29,490	1,487

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Infinity Property & Casualty (A)	53,014	$3,060
Inland Real Estate‡ (A)	228,001	1,938
International Bancshares (A)	47,046	809
Investors Real Estate Trust‡ (A)	50,300	445
Jones Lang LaSalle	21,309	1,701
Keycorp	253,750	1,911
Kilroy Realty‡ (A)	17,400	594
Knight Capital Group, Cl A* (A)	58,000	762
Lexington Realty Trust ‡ (A)	231,662	1,818
Liberty Property Trust ‡	78,645	2,465
LPL Investment Holdings*	31,930	1,082
LTC Properties‡	22,000	594
M&T Bank (A)	2,300	177
Macerich‡ (A)	66,831	3,097
Mack-Cali Realty‡	35,700	1,133
Maiden Holdings	4,800	36
MarketAxess Holdings	127,645	2,322
MB Financial	30,500	434
Meadowbrook Insurance Group	184,100	1,741
Medical Properties Trust‡	100,753	1,056
MFA Mortgage Investments ‡ (A)	693,707	5,654
MGIC Investment* (A)	254,256	2,166
Mid-America Apartment Communities‡ (A)	25,821	1,585
Montpelier Re Holdings (A)	75,900	1,494
Moody’s (A)	133,350	3,578
MSCI, Cl A*	47,197	1,607
National Penn Bancshares	499,246	3,350
National Retail Properties‡ (A)	68,493	1,781
Nationwide Health Properties‡	64,100	2,311
Nelnet, Cl A	78,800	1,682
New York Community Bancorp (A)	65,686	1,104
NewAlliance Bancshares	35,300	471
Old National Bancorp	20,000	206
Oriental Financial Group	50,000	580
PacWest Bancorp (A)	77,278	1,314
PartnerRe	40,000	3,100
Pennsylvania Real Estate Investment Trust‡ (A)	125,372	1,684
People’s United Financial (A)	282,801	3,504
Piedmont Office Realty Trust, Cl A‡	33,450	665
Platinum Underwriters Holdings (A)	62,734	2,712
Plum Creek Timber‡ (A)	7,900	285
Post Properties‡ (A)	54,958	1,872
PrivateBancorp, Cl A (A)	64,640	786
ProAssurance*	78,233	4,634
ProLogis‡ (A)	129,050	1,679
Protective Life (A)	78,979	1,857
Public Storage‡	48,454	4,681
Radian Group (A)	34,500	245
RAIT Financial Trust‡* (A)	69,000	111
Raymond James Financial (A)	62,134	1,782
Rayonier‡	15,800	805
Redwood Trust‡ (A)	103,030	1,425
Regency Centers‡ (A)	71,200	2,899
Regions Financial	118,700	639
Reinsurance Group of America, Cl A	95,082	4,747
Republic Bancorp, Cl A (A)	37,026	759
S&T Bancorp (A)	23,500	461
Selective Insurance Group	51,000	841
Senior Housing Properties Trust‡	96,350	2,151

Description	Shares	Market Value ($ Thousands)

Signature Bank NY* (A)	27,061	$1,189
Simon Property Group‡	52,179	5,140
SL Green Realty‡ (A)	36,050	2,358
Sovran Self Storage‡ (A)	19,100	688
StanCorp Financial Group (A)	36,700	1,527
Stifel Financial* (A)	36,451	1,889
Sunstone Hotel Investors‡* (A)	268,349	2,555
Susquehanna Bancshares (A)	239,204	1,926
SVB Financial Group*	26,425	1,187
SWS Group	47,200	246
Synovus Financial (A)	1,742,743	3,538
Taubman Centers‡ (A)	72,850	3,535
TCF Financial (A)	170,094	2,315
TD Ameritrade Holding (A)	240,724	4,030
TFS Financial	59,500	487
Titanium Asset Management*	42,000	37
Titanium Asset Management PP (F)(G)(H)*	105,000	301
Tower Group	16,300	419
Trustco Bank (A)	112,300	630
Trustmark (A)	63,178	1,348
Unitrin	78,100	1,848
Unum Group	181,694	3,905
Uranium Participation*	107,500	867
U-Store-It Trust‡	173,610	1,436
Validus Holdings (A)	38,900	1,136
Value Creation (F)(G)(H)*	85,600	87
Ventas‡ (A)	37,050	1,900
Vornado Realty Trust‡	16,391	1,337
Waddell & Reed Financial, Cl A	119,454	3,679
Walter Investment Management‡	13,300	229
Washington Federal	58,500	863
Westamerica Bancorporation (A)	8,200	401
Western Alliance Bancorp* (A)	260,794	1,609
Whitney Holding (A)	438,002	4,113
Willis Group Holdings	69,814	2,222
World Acceptance* (A)	74,877	3,299
WR Berkley (A)	39,600	1,057
XL Group, Cl A	18,500	364
Zions Bancorporation (A)	407,007	7,916

		350,930

Health Care — 10.2%
Abaxis* (A)	12,603	340
Acadia Pharmaceuticals* (A)	306,000	205
Accelrys*	16,394	138
Achillion Pharmaceuticals*	128,847	369
Acorda Therapeutics* (A)	121,589	3,204
Albany Molecular Research*	6,900	35
Alere* (A)	12,100	386
Alexion Pharmaceuticals*	64,458	4,928
Align Technology* (A)	83,664	1,463
Alkermes*	107,000	1,121
Allscripts Healthcare Solutions*	158,840	2,788
American Medical Systems Holdings* (A)	17,340	311
AMERIGROUP* (A)	73,370	3,157
AmerisourceBergen	73,462	2,266
Amsurg, Cl A *	133,891	2,461
Amylin Pharmaceuticals* (A)	23,600	302
Analogic	5,005	233
Arena Pharmaceuticals* (A)	257,245	373
athenahealth*	44,630	1,830
Auxilium Pharmaceuticals* (A)	119,634	2,264
Brookdale Senior Living, Cl A*	73,076	1,397

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Bruker*	18,900	$291
Catalyst Health Solutions*	129,745	5,569
Celera*	7,500	43
Cephalon* (A)	16,800	1,067
Cepheid* (A)	13,812	272
Chemed (A)	21,077	1,284
Conceptus* (A)	42,035	553
Cooper (A)	112,584	6,023
Corvel*	1,462	67
Coventry Health Care*	54,000	1,367
Cyberonics*	138,400	3,719
Dendreon* (A)	2,906	104
Dentsply International (A)	41,485	1,283
DexCom*	16,161	182
Edwards Lifesciences*	44,300	2,940
Emergency Medical Services, Cl A*	3,449	171
Endo Pharmaceuticals Holdings*	65,900	2,373
Ensign Group (A)	54,000	1,162
Forest Laboratories*	42,800	1,365
Genomic Health*	3,600	66
Gen-Probe*	121,286	6,290
Haemonetics*	17,765	1,044
Health Management Associates, Cl A* (A)	317,657	2,830
Health Net*	100,218	2,706
Healthsouth* (A)	59,385	1,069
HeartWare International* (A)	42,093	3,871
Henry Schein*	42,872	2,462
Hill-Rom Holdings (A)	137,950	5,460
HMS Holdings*	55,950	3,525
Hologic*	135,595	2,224
Human Genome Sciences* (A)	9,486	233
Humana*	24,900	1,395
ICU Medical*	22,000	806
Idexx Laboratories* (A)	16,200	1,040
Impax Laboratories*	59,517	1,060
Incyte* (A)	230,105	3,339
Inspire Pharmaceuticals*	55,400	387
Invacare (A)	66,524	1,796
Kindred Healthcare*	28,800	465
Kinetic Concepts* (A)	44,000	1,747
King Pharmaceuticals*	342,838	4,851
LHC Group* (A)	27,800	735
LifePoint Hospitals*	53,200	1,927
Lincare Holdings (A)	123,650	3,184
Magellan Health Services*	61,049	2,973
Medicines*	97,700	1,288
Mednax*	24,545	1,502
Meridian Bioscience	39,500	878
Metropolitan Health Networks*	81,437	351
Momenta Pharmaceuticals* (A)	8,500	130
MWI Veterinary Supply*	24,683	1,508
Mylan Laboratories* (A)	127,565	2,496
Myriad Genetics*	43,875	945
Nektar Therapeutics*	4,800	61
NuVasive* (A)	48,347	1,129
Omnicare (A)	86,000	1,983
Omnicell*	87,274	1,169
Onyx Pharmaceuticals* (A)	156,025	4,595
Owens & Minor	28,866	816
Par Pharmaceutical*	170,239	6,117
Parexel International*	89,908	1,579
Patterson	33,012	982
PDL BioPharma (A)	272,500	1,575

Description	Shares	Market Value ($ Thousands)

PerkinElmer	163,971	$3,821
Perrigo (A)	40,737	2,454
Pharmaceutical Product Development	158,360	3,946
Pharmasset*	34,660	1,501
PharMerica*	141,802	1,540
PSS World Medical* (A)	58,715	1,210
Quality Systems (A)	48,005	3,096
Quest Diagnostics	39,554	1,951
Quidel* (A)	39,300	519
Regeneron Pharmaceuticals* (A)	72,858	2,100
ResMed* (A)	21,650	692
Rigel Pharmaceuticals* (A)	219,730	1,753
Salix Pharmaceuticals*	47,080	2,102
Sciclone Pharmaceuticals*	39,933	149
Seattle Genetics* (A)	104,705	1,581
Sirona Dental Systems*	46,260	1,748
Skilled Healthcare Group, Cl A*	98,400	626
STERIS	4,452	153
SXC Health Solutions*	78,210	2,999
Techne (A)	50,103	3,010
Teleflex (A)	71,157	3,554
Theravance* (A)	10,773	269
United Therapeutics* (A)	63,393	3,989
Universal Health Services, Cl B	74,004	3,043
Valeant Pharmaceuticals International (A)	132,995	3,441
Vertex Pharmaceuticals* (A)	29,805	987
Viropharma*	15,400	238
Vital Images*	9,430	127
Volcano* (A)	98,150	2,606
Waters*	8,025	617
WellCare Health Plans*	63,090	1,776

		203,593

Industrials — 15.7%
ABM Industries (A)	54,489	1,255
ACCO Brands*	96,500	677
Actuant, Cl A (A)	103,012	2,434
Acuity Brands (A)	14,344	772
Advisory Board* (A)	68,970	3,273
Aecom Technology*	132,648	3,417
AerCap Holdings*	85,480	1,110
AGCO*	82,450	3,722
Aircastle	128,459	1,231
Alexander & Baldwin	14,037	493
Allegiant Travel, Cl A (A)	30,750	1,535
Alliant Techsystems (A)	16,368	1,210
American Superconductor* (A)	11,900	396
Ametek	8,499	503
AO Smith (A)	46,350	1,827
Apogee Enterprises	78,209	880
Applied Industrial Technologies	23,000	687
ArvinMeritor* (A)	417,899	7,459
Atlas Air Worldwide Holdings*	119,366	6,513
Avery Dennison	110,650	4,154
Baldor Electric (A)	49,580	3,139
Barnes Group (A)	55,950	1,068
BE Aerospace*	149,608	5,311
Beacon Roofing Supply* (A)	132,340	2,275
Belden	70,938	2,361
Brady, Cl A	46,841	1,449
Briggs & Stratton (A)	97,215	1,693
Bucyrus International, Cl A	42,638	3,802
C.H. Robinson Worldwide (A)	22,616	1,667

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Carlisle (A)	92,520	$3,388
Ceradyne*	59,889	1,582
Chart Industries*	15,846	501
Cintas (A)	101,585	2,717
Clean Harbors*	50,533	3,742
Columbus McKinnon*	16,015	263
Commercial Vehicle Group*	50,906	721
Consolidated Graphics*	63,023	2,997
Con-way (A)	69,370	2,345
Copa Holdings, Cl A	51,740	2,886
Copart*	29,435	1,044
Corporate Executive Board	126,161	4,377
Corrections of America* (A)	198,360	4,790
CoStar Group* (A)	56,803	2,996
Courier (A)	32,275	459
CRA International*	46,200	1,021
Crane	102,565	3,844
Delta Air Lines*	31,200	427
Deluxe (A)	87,800	1,861
DigitalGlobe*	9,260	273
Douglas Dynamics	63,500	937
Dover	43,004	2,357
Dycom Industries*	233,560	3,088
EMCOR Group*	137,798	3,693
EnerNOC* (A)	5,200	128
Ennis	17,942	306
EnPro Industries* (A)	43,700	1,602
Esterline Technologies*	26,164	1,540
Fastenal (A)	31,527	1,687
Flowserve	19,442	2,050
Fluor (A)	47,202	2,730
Force Protection*	154,300	792
Foster Wheeler*	55,200	1,546
G&K Services, Cl A	55,957	1,552
Gardner Denver	115,383	7,552
GATX	10,600	352
GenCorp* (A)	34,600	170
Geo Group*	89,457	2,156
GeoEye* (A)	24,089	960
Graco	12,900	464
Graham	21,233	347
Great Lakes Dredge & Dock	265,415	2,038
H&E Equipment Services* (A)	71,600	712
Heico, Cl A	49,188	1,918
Hertz Global Holdings* (A)	197,828	2,425
Hexcel*	181,454	3,112
Horizon Lines, Cl A (A)	169,449	618
ICF International*	16,183	387
IDEX	33,912	1,271
IHS, Cl A*	61,851	4,473
II-VI*	11,967	489
Interface, Cl A	191,761	2,769
JB Hunt Transport Services (A)	121,275	4,426
Joy Global	23,998	1,832
Kadant*	60,757	1,166
Kaman (A)	13,404	378
Kansas City Southern* (A)	85,700	4,057
Kaydon (A)	68,388	2,392
Kennametal	46,400	1,569
Kirby*	16,000	715
Knoll	97,150	1,491
Kratos Defense & Security Solutions* (A)	69,926	739
Landstar System	41,075	1,477
Lincoln Electric Holdings	12,959	799

Description	Shares	Market Value ($ Thousands)

Lindsay Manufacturing (A)	41,300	$2,438
Localiza Rent a Car	173,390	2,839
Manitowoc (A)	72,400	795
Manpower (A)	64,189	3,615
Michael Baker*	27,800	892
Miller Industries	1,300	18
Mine Safety Appliances	28,000	807
Mistras Group*	1,200	14
Moog, Cl A* (A)	29,456	1,086
MSC Industrial Direct, Cl A	60,850	3,660
Mueller Industries	39,900	1,217
Mueller Water Products, Cl A	292,583	1,030
MYR Group* (A)	28,379	448
Navistar International*	90,139	4,613
NN*	85,100	851
Nordson	8,300	659
Old Dominion Freight Line* (A)	149,815	4,327
Oshkosh Truck*	39,149	1,124
Owens Corning*	3,300	87
Pall	5,472	248
Pitney Bowes (A)	97,797	2,146
PowerSecure International* (A)	23,442	202
Quanta Services*	11,822	208
Raven Industries	800	35
Regal-Beloit	10,000	610
Resources Connection	217,412	3,637
Ritchie Bros Auctioneers (A)	112,505	2,252
Roper Industries	51,000	3,693
RSC Holdings* (A)	313,100	2,439
Rush Enterprises, Cl A* (A)	178,122	3,130
Ryder System	17,100	737
School Specialty*	88,385	1,116
SeaCube Container Leasing	70,700	840
Sensata Technologies Holding*	163,000	4,532
Skywest	49,700	805
Spirit Aerosystems Holdings, Cl A*	211,342	4,115
Standard Parking*	97,170	1,726
Stericycle* (A)	2,494	184
Sun Hydraulics	1,000	31
SYKES Enterprises*	326,783	6,013
TAL International Group (A)	32,100	909
Teledyne Technologies*	50,967	2,050
Tennant	5,600	191
Terex* (A)	70,236	1,705
Tetra Tech*	146,857	3,394
Textainer Group Holdings (A)	28,200	784
Thomas & Betts*	16,700	742
Timken	94,267	4,106
Towers Watson, Cl A	82,685	4,151
TransDigm Group*	18,350	1,257
Trex* (A)	95,363	1,759
Triumph Group (A)	14,377	1,210
TrueBlue*	152,950	2,521
Tutor Perini (A)	19,500	371
United Continental Holdings* (A)	154,935	4,288
United Rentals* (A)	195,230	3,830
United Stationers*	19,100	1,212
URS*	31,768	1,256
US Ecology	4,300	68
UTi Worldwide	76,522	1,473
Vitran, Cl A*	131,940	1,531
Wabash National* (A)	101,150	1,067
WABCO Holdings*	25,800	1,282
Wabtec	105,805	4,891

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Watsco (A)	30,200	$1,820
Watts Water Technologies, Cl A (A)	38,210	1,244
WESCO International*	147,738	7,050
Westport Innovations*	12,505	227
Woodward Governor	3,800	128

		311,545

Information Technology — 18.0%
AAC Acoustic Technologies Holdings	668,000	1,841
Acme Packet* (A)	181,169	8,874
Adobe Systems*	62,014	1,720
ADTRAN	58,200	1,812
Advanced Analogic Technologies*	80,739	296
Advent Software* (A)	19,722	1,017
Aeroflex Holding*	53,866	776
Akamai Technologies*	12,078	630
Alliance Data Systems* (A)	78,111	4,927
Allot Communications*	20,169	169
Amkor Technology* (A)	75,300	524
Analog Devices	72,401	2,575
Ancestry.com*	62,593	1,789
Ansys*	117,650	5,706
AOL*	62,929	1,522
Applied Micro Circuits* (A)	192,700	1,788
Archipelago Learning*	1,000	9
Ariba* (A)	13,908	282
Arris Group*	81,500	816
Aruba Networks* (A)	86,460	1,833
AsiaInfo Holdings*	49,050	817
Atheros Communications*	5,355	174
Atmel*	263,518	2,738
ATMI* (A)	34,785	624
Avid Technology*	56,432	879
Avnet*	34,300	1,051
AVX	25,500	365
Baidu ADR*	2,040	214
Benchmark Electronics*	141,000	2,266
Black Box	24,000	860
Blackbaud	17,140	434
Blackboard* (A)	119,239	4,954
Blue Coat Systems*	66,568	1,771
Booz Allen Hamilton Holding, Cl A* (A)	69,926	1,357
Brightpoint*	199,785	1,638
Brocade Communications Systems*	987,031	4,916
Cabot Microelectronics* (A)	23,600	931
CACI International, Cl A* (A)	32,011	1,611
Cadence Design Systems*	293,600	2,308
Cardtronics*	58,499	989
Cavium Networks* (A)	183,579	6,755
Ceragon Networks*	26,058	278
Ceva*	122,420	2,840
Checkpoint Systems*	30,234	542
Ciber*	32,105	108
Cognex	151,400	4,233
Cogo Group*	17,200	129
Coherent*	48,570	2,006
CommVault Systems*	49,860	1,452
Compellent Technologies*	5,200	135
Computer Sciences	33,500	1,495
comScore*	14,715	324

Description	Shares	Market Value ($ Thousands)

Comtech Telecommunications (A)	95,618	$2,836
Comverse Technology*	96,000	738
Concur Technologies* (A)	46,750	2,394
Constant Contact* (A)	15,400	394
Convergys* (A)	118,100	1,522
CoreLogic	17,300	315
Cree* (A)	55,850	3,640
CSG Systems International*	11,269	212
CTS	127,190	1,309
Cymer* (A)	28,415	1,082
Cypress Semiconductor*	37,400	586
Daktronics (A)	22,500	303
DealerTrack Holdings* (A)	15,406	294
DG FastChannel*	41,425	1,045
Diebold	130,841	4,111
Digital River* (A)	53,752	1,979
Dolby Laboratories, Cl A* (A)	41,393	2,620
DST Systems	20,400	874
DTS*	30,440	1,429
Earthlink (A)	75,600	678
EchoStar, Cl A*	5,200	105
Electronics for Imaging*	27,753	363
Emulex*	215,050	2,434
Entropic Communications* (A)	52,238	467
Equinix* (A)	13,600	1,055
Euronet Worldwide*	145,628	2,383
F5 Networks*	32,900	4,339
Fairchild Semiconductor International, Cl A* (A)	452,295	6,355
Finisar* (A)	131,820	2,520
Fortinet* (A)	40,100	1,278
Gartner*	136,133	4,379
Gerber Scientific* (A)	112,900	817
GSI Commerce* (A)	438,062	10,448
Harris	44,000	1,947
Heartland Payment Systems (A)	82,375	1,301
iGate (A)	6,700	134
Imation* (A)	121,422	1,154
Informatica* (A)	71,040	2,932
Infospace* (A)	63,141	488
Ingram Micro, Cl A*	142,160	2,538
Inphi*	6,600	105
Insight Enterprises*	72,500	914
Integrated Device Technology*	373,866	2,404
Intermec* (A)	123,620	1,398
Intersil, Cl A	69,200	882
Itron*	69,315	3,935
Ixia*	76,730	1,217
JA Solar Holdings ADR* (A)	203,300	1,409
Jabil Circuit	308,820	4,666
JDA Software Group*	130,403	3,443
JDS Uniphase* (A)	150,140	1,782
KIT Digital* (A)	70,231	967
Kla-Tencor	27,500	1,008
Knot* (A)	128,884	1,205
Lawson Software*	366,316	3,147
Lender Processing Services (A)	20,300	625
Lexmark International, Cl A*	44,000	1,595
Linear Technology (A)	18,000	587
Littelfuse	32,300	1,495
LSI*	679,050	3,898
Methode Electronics	74,751	763
Micrel (A)	21,600	267
Micros Systems*	45,783	2,002
Microsemi*	311,794	6,903

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Mitel Networks*	117,600	$769
MKS Instruments*	13,272	270
Molex (A)	157,534	3,277
Monolithic Power Systems*	25,686	414
Monotype Imaging Holdings*	18,673	209
Move*	93,424	236
MTS Systems	10,255	393
Multi-Fineline Electronix*	1,900	44
National Instruments	26,304	898
Netgear*	38,400	1,220
Netlogic Microsystems* (A)	66,208	2,066
Novatel Wireless* (A)	58,000	569
Nuance Communications*	12,608	223
Omnivision Technologies* (A)	93,211	2,637
OpenTable* (A)	18,600	1,349
OSI Systems*	15,400	537
Parametric Technology*	282,460	6,050
Park Electrochemical	28,200	773
Parkervision* (A)	209,685	89
Pegasystems (A)	106,289	3,290
Pericom Semiconductor* (A)	33,106	331
Plexus*	49,738	1,350
PMC - Sierra*	647,592	4,695
Polycom*	113,630	4,205
Power Integrations (A)	146,876	5,918
Power-One* (A)	214,360	2,026
Progress Software*	23,000	887
PROS Holdings*	95,205	909
Pulse Electronics (A)	43,000	176
Quantum* (A)	225,300	818
Quest Software*	100,700	2,548
QuinStreet* (A)	22,112	442
Rambus* (A)	51,200	1,025
RDA Microelectronics ADR*	38,300	614
Riverbed Technology* (A)	215,140	7,295
Rovi*	7,174	396
SAIC* (A)	116,700	1,788
Sanmina-SCI*	154,493	1,614
Sapient (A)	272,550	3,252
Scansource* (A)	17,700	516
Seachange International*	80,100	644
Silicon Laboratories* (A)	16,597	705
Skyworks Solutions* (A)	156,920	3,994
SolarWinds*	206,750	3,693
Solera Holdings	12,700	610
Sonic Solutions* (A)	25,693	256
Sourcefire* (A)	23,400	635
SPS Commerce*	11,840	140
SS&C Technologies Holdings* (A)	109,342	2,122
Stamps.com	4,504	59
STEC* (A)	52,000	884
SuccessFactors* (A)	128,940	3,890
Synaptics* (A)	13,800	393
Synchronoss Technologies*	17,564	456
SYNNEX* (A)	10,478	300
Synopsys*	180,384	4,634
Syntel	97,217	4,641
Taleo, Cl A*	28,336	870
Tech Data*	38,200	1,684
Tekelec*	135,767	1,677
TeleNav* (A)	78,300	510
Teradata*	23,300	957
Teradyne* (A)	149,464	1,773
TIBCO Software*	184,600	3,626
TiVo* (A)	236,481	1,944

Description	Shares	Market Value ($ Thousands)

TNS*	76,871	$1,477
Totvs	23,410	2,319
Trimble Navigation*	63,417	2,362
TTM Technologies* (A)	181,350	2,404
Unisys*	57,350	1,297
United Online	301,460	1,919
Valueclick*	2,200	34
VanceInfo Technologies ADR*	96,850	3,643
Varian Semiconductor Equipment Associates* (A)	23,625	745
Vasco Data Security International*	6,600	57
Veeco Instruments* (A)	23,226	1,021
VeriFone Holdings* (A)	40,209	1,397
VeriSign*	3,500	120
Vishay Intertechnology* (A)	118,400	1,688
Vishay Precision Group* (A)	8,457	142
VistaPrint* (A)	167,640	6,759
Vocus* (A)	85,213	2,086
WebMD Health, Cl A*	8,242	423
Western Digital*	56,100	1,879
Wright Express*	91,458	3,939
Xyratex* (A)	98,116	1,499
Zebra Technologies, Cl A*	52,954	1,930
Zoran*	98,781	680

		359,550

Materials — 5.7%
A. Schulman	35,999	729
AK Steel Holding (A)	47,300	628
Albemarle	49,876	2,698
Alcoa (A)	120,608	1,582
Allegheny Technologies (A)	52,724	2,726
Allied Nevada Gold* (A)	29,500	789
American Vanguard	2,700	18
Aptargroup	33,201	1,516
Ashland	34,700	1,766
Bemis	50,682	1,592
Boise (A)	110,100	809
Buckeye Technologies	71,300	1,420
Cabot	23,766	851
Carpenter Technology (A)	83,042	3,029
Celanese, Cl A	118,243	4,375
Cytec Industries	59,232	2,833
Domtar (A)	23,000	1,746
Eastman Chemical	33,100	2,576
Greif, Cl A	6,500	380
H.B. Fuller	50,700	1,063
Headwaters*	40,621	158
Huntsman	266,625	4,125
Innophos Holdings	113,475	3,865
Intrepid Potash* (A)	127,350	3,903
Jaguar Mining* (A)	112,400	744
Kaiser Aluminum (A)	15,700	736
KMG Chemicals	4,300	61
Koppers Holdings	25,021	716
LSB Industries*	100,845	2,325
Lubrizol	55,150	5,766
Methanex	84,220	2,469
Molycorp* (A)	23,700	688
Nalco Holding	98,550	2,899
Neenah Paper	25,135	463
New Gold* (A)	96,000	900
NewMarket (A)	26,936	3,389
Nucor	52,709	1,989

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Olin	17,100	$312
OM Group*	43,730	1,644
Owens-Illinois*	87,876	2,362
Packaging of America	133,185	3,416
PolyOne*	252,800	3,150
Reliance Steel & Aluminum (A)	23,800	1,058
Rockwood Holdings*	57,846	2,208
Royal Gold	100	5
RTI International Metals* (A)	95,927	2,721
Sandstorm Resources*	1,108,000	734
Schnitzer Steel Industries, Cl A	50,040	2,857
Schweitzer-Mauduit International	18,819	1,182
Sensient Technologies	24,400	829
Sherwin-Williams	3,000	222
Silgan Holdings (A)	123,116	4,216
Solutia*	179,555	3,839
Sonoco Products	25,600	839
Spartech*	20,033	191
Steel Dynamics (A)	132,800	2,117
Stillwater Mining* (A)	88,950	1,683
STR Holdings* (A)	180,007	3,231
Temple-Inland	24,400	512
Titanium Metals*	33,300	575
Universal Stainless & Alloy*	29,300	916
Walter Industries	12,600	1,293
Westlake Chemical	11,130	420
Worthington Industries (A)	44,300	710
WR Grace*	44,025	1,474
Zep	2,300	42

		113,080

Telecommunication Services — 1.8%
AboveNet* (A)	3,271	192
Alaska Communications Systems Group (A)	104,525	1,102
CenturyLink (A)	33,900	1,457
Cincinnati Bell* (A)	486,732	1,188
Frontier Communications (A)	315,640	2,872
Leap Wireless International* (A)	57,300	624
MetroPCS Communications* (A)	584,289	7,099
Neutral Tandem*	63,500	913
NII Holdings*	294,229	11,404
NTELOS Holdings	14,811	251
Qwest Communications International (A)	76,400	535
SBA Communications, Cl A* (A)	144,239	5,647
tw telecom, Cl A* (A)	21,457	354
USA Mobility	76,117	1,296

		34,934

Utilities — 3.8%
AGL Resources	125,536	4,611
Alliant Energy	41,884	1,521
Ameren	42,000	1,206
American Water Works	127,203	3,118
Avista	16,800	359
Black Hills (A)	13,417	407
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	41,100	655
Cleco (A)	56,172	1,704
CMS Energy (A)	243,773	4,381
Consolidated Edison (A)	31,009	1,500
Edison International	50,675	1,872
El Paso Electric*	115,650	3,046
Empire District Electric (A)	40,548	874

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Plains Energy (A)	303,460	$5,659
Hawaiian Electric Industries (A)	45,000	985
IDACORP	68,260	2,479
ITC Holdings	29,270	1,772
Laclede Group	9,825	347
MDU Resources Group	178,808	3,655
Mirant*	50,600	502
New Jersey Resources (A)	48,670	2,098
Northeast Utilities	122,474	3,809
NorthWestern (A)	58,725	1,692
NV Energy	137,270	1,879
Pinnacle West Capital	32,800	1,326
PNM Resources	122,380	1,466
Portland General Electric	304,234	6,441
SCANA (A)	47,097	1,913
South Jersey Industries	15,517	794
UGI	147,647	4,381
Unisource Energy	20,900	735
Vectren	56,834	1,472
Westar Energy (A)	56,609	1,410
Wisconsin Energy	55,062	3,316
Xcel Energy	95,329	2,240

		75,625

Total Common Stock (Cost $1,566,469) ($ Thousands)		1,922,532

AFFILIATED PARTNERSHIP — 29.6%
SEI Liquidity Fund, L.P. 0.210% (D)**†	597,115	588,950

Total Affiliated Partnership (Cost $597,115) ($ Thousands)		588,950

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	83,708	83,708

Total Cash Equivalent (Cost $83,708) ($ Thousands)		83,708

U.S. TREASURY OBLIGATION (B)(C) — 0.3%
U.S. Treasury Bill 0.082%, 12/16/10	$6,756	6,756

Total U.S. Treasury Obligation (Cost $6,756) ($ Thousands)		6,756

EXCHANGE TRADED FUNDS —0.2%
iShares Russell 2000 Growth Index Fund(A)	29,800	2,427
iShares Russell 2000 Index Fund	10,889	791
Powershares QQQ	4,435	231
SPDR S&P MidCap 400 ETF Trust	1,359	211

Total Exchange Traded Funds (Cost $3,519) ($ Thousands)		3,660

PREFERRED STOCK — 0.1%

Consumer Discretionary — 0.1%
Callaway Golf (E)	6,300	791

Financials — 0.0%
Grubb & Ellis*	8,000	696

Total Preferred Stock (Cost $1,420) ($ Thousands)		1,487

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Description	Number of Contracts/Face Amount ($ Thousands)	Market Value ($ Thousands)

WARRANTS — 0.0%
Cullen Agricultural Holding, Expires 10/21/13*	152,271	$—
Oilsands Quest, Expires 05/12/11*	179,650	6
Rentech, Expires 04/25/12 (F)(G)(H)*	13,800	—
Sandstorm Resources, Expires 04/23/14*	158,125	52
Titanium Asset Management, Expires 06/21/11(F)(G)(H)*	105,000	—

Total Warrants (Cost $122) ($ Thousands)		58

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Rentech
4.000%, 04/15/13	$990	886

Total Convertible Bond (Cost $414) ($ Thousands)		886

Total Investments — 131.0% (Cost $2,259,523)($ Thousands)		$2,608,037

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	331	Dec-2010	$909
S&P Mid 400 Index E-MINI	182	Dec-2010	492

			$1,401

For the year ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Maturity Date	Currency to Deliver (Thousands)			Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($Thousands)
1/5/11	AUD	1,236	USD	1,188	$8
1/5/11	USD	1,205	AUD	1,236	(25)

					$(17)

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at November 30, 2010, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclay’s Capital	$1,265	$1,273	$8
Deutsche Bank Securities	499	487	(12)
UBS	293	284	(9)
Westpac Banking	268	264	(4)

			$(17)

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2010

Percentages are based on a Net Assets of $1,991,012 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $577,992 ($ Thousands).

(B)	Zero coupon security. The rate reported is the 7-day effective yield as of November 30, 2010.

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $588,950 ($ Thousands).

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Securities considered illiquid. The total value of such securities as of November 30, 2010 was $388 ($ Thousands) and represented 0.02% of Net Assets.

(G)	Securities considered restricted. The total value of such securities as of November 30, 2010 was $388 ($ Thousands) and represented 0.02% of net assets.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of November 30, 2010 was $388 ($ Thousands) and represented 0.02% of net assets.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,922,107	$124	$301	$1,922,532
Affiliated Partnership	—	588,950	—	588,950
Cash Equivalent	83,708	—	—	83,708
U.S. Treasury Obligations	—	6,756	—	6,756
Exchange Traded Funds	3,660	—	—	3,660
Preferred Stock	—	1,487	—	1,487
Convertible Bonds	—	886	—	886
Warrants	—	58	—	58

Total Investments in Securities	$2,009,475	$598,261	$301	$2,608,037

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,401	$—	$—	$1,401

Total Other Financial Instruments	$1,401	$—	$—	$1,401

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2010	$308	$699
Accrued discounts/premiums	—	(9)
Realized gain/(loss)	—	(639)
Change in unrealized appreciation/(depreciation)	(7)	414
Net purchases/sales	—	(465)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2010	$301	$—

Changes in unrealized
gains/(losses) included in earnings related to

securities still held at reporting date	$(7)	$—

For the period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.4%

Consumer Discretionary — 8.6%
Advance Auto Parts	9,100	$601
Amazon.com*	10,734	1,883
Autoliv	5,580	410
Career Education*	15,550	277
Carter’s*	14,390	455
Choice Hotels International	7,100	264
Cinemark Holdings	27,100	476
DeVry	4,700	202
DIRECTV, Cl A*	14,150	588
Discovery Communications, Cl A*	15,980	652
DreamWorks Animation SKG, Cl A*	15,500	480
GameStop, Cl A*	23,100	460
Genuine Parts	10,600	510
Gildan Activewear, Cl A	7,410	223
H&R Block	41,200	519
ITT Educational Services*	6,900	403
Panera Bread, Cl A*	6,200	622
PetSmart	6,156	233
priceline.com*	4,702	1,853
Regal Entertainment Group, Cl A	14,780	199
Shaw Communications, Cl B	14,200	285
Strayer Education	3,000	407

		12,002

Consumer Staples — 17.5%
Altria Group	71,246	1,710
Brown-Forman, Cl B	24,736	1,618
Campbell Soup	33,039	1,120
Church & Dwight	8,130	530
Clorox	7,300	451
Dean Foods*	43,400	316
Flowers Foods	25,840	677
General Mills	15,980	565
Hansen Natural*	7,826	417
Hershey	44,189	2,068
Hormel Foods	54,833	2,691
Kellogg	20,460	1,007
Kimberly-Clark	31,354	1,941
Kroger	13,500	318
Lorillard	20,920	1,665
McCormick	22,330	983
Philip Morris International	30,778	1,751
Ralcorp Holdings*	7,510	465
Reynolds American	54,646	1,690
Ruddick	11,310	416
Sara Lee	24,478	367
Sysco	47,748	1,385
Tyson Foods, Cl A	26,093	413

		24,564

Energy — 4.0%
Berry Petroleum, Cl A	6,800	259
Chevron	11,777	954
Dresser-Rand Group*	10,970	416
Enbridge	12,710	708
Exxon Mobil	10,400	723
Imperial Oil	6,310	229

Description	Shares	Market Value ($ Thousands)

Murphy Oil	4,910	$331
PetroHawk Energy*	34,700	619
Range Resources	7,000	294
SEACOR Holdings*	5,100	556
TransCanada	16,080	568

		5,657

Financials — 13.9%
Allied World Assurance Holdings	13,146	772
American Campus Communities‡	8,300	261
Arch Capital Group*	20,721	1,871
Bank of Hawaii	28,201	1,221
BOK Financial	7,067	330
Brown & Brown	11,800	270
Capitol Federal Financial	22,926	535
Commerce Bancshares	46,726	1,755
Corporate Office Properties Trust‡	13,770	467
Cullen/Frost Bankers	26,418	1,414
East West Bancorp	4,173	72
Endurance Specialty Holdings	7,842	346
Erie Indemnity, Cl A	9,500	598
Essex Property Trust‡	5,630	624
Federated Investors, Cl B	18,100	429
First Citizens BancShares, Cl A	2,849	495
Fulton Financial	23,540	204
Health Care REIT‡	11,500	532
Home Properties‡	7,500	402
Hudson City Bancorp	36,440	414
MFA Mortgage Investments‡	32,830	268
Moody’s	7,400	199
NASDAQ OMX Group*	9,200	197
PartnerRe	4,739	367
Platinum Underwriters Holdings	10,490	454
Prosperity Bancshares	14,100	459
Public Storage‡	2,020	195
Realty Income‡	15,930	542
RenaissanceRe Holdings	24,113	1,454
Senior Housing Properties Trust‡	16,200	362
Tanger Factory Outlet Centers‡	9,630	462
TFS Financial	59,400	486
UMB Financial	12,510	467
Washington Real Estate Investment Trust‡	18,390	564

		19,488

Health Care — 20.7%
Abbott Laboratories	40,555	1,886
Alexion Pharmaceuticals*	11,516	880
AmerisourceBergen	76,620	2,364
Amgen*	38,935	2,052
Becton Dickinson	21,772	1,697
Biogen Idec*	26,724	1,710
C.R. Bard	25,860	2,194
Cardinal Health	52,833	1,880
Celgene*	6,740	400
Cephalon*	1,721	109
Edwards Lifesciences*	8,100	537
Eli Lilly	42,271	1,423
Emergency Medical Services, Cl A*	6,880	341
Endo Pharmaceuticals Holdings*	15,200	547

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Forest Laboratories*	42,613	$1,359
Genzyme*	10,908	777
Henry Schein*	9,102	523
Johnson & Johnson	23,581	1,452
LifePoint Hospitals*	6,980	253
McKesson	33,000	2,108
Myriad Genetics*	16,030	345
Owens & Minor	17,400	491
Patterson	16,610	494
SXC Health Solutions*	29,089	1,116
Techne	23,180	1,392
United Therapeutics*	10,400	654

		28,984

Industrials — 4.1%
Alliant Techsystems	6,500	480
C.H. Robinson Worldwide	9,140	674
CLARCOR	4,910	200
FTI Consulting*	10,490	374
Gardner Denver	5,390	353
IHS, Cl A*	3,800	275
KBR	23,440	635
Landstar System	11,940	429
Lennox International	10,880	478
Lincoln Electric Holdings	7,890	486
Nordson	3,080	245
Raytheon	4,430	205
Rollins	22,720	614
Woodward Governor	8,200	277

		5,725

Information Technology — 11.0%
Activision Blizzard	50,540	593
ADTRAN	17,280	538
Amdocs*	10,617	276
Analog Devices	45,810	1,629
CGI Group, Cl A*	17,300	271
Cognizant Technology Solutions, Cl A*	29,360	1,908
Computer Sciences	7,287	325
Diebold	8,370	263
FLIR Systems*	9,190	246
Global Payments	12,700	528
Harris	11,020	488
IAC*	9,300	262
Ingram Micro, Cl A*	37,022	661
International Business Machines	13,377	1,892
Lender Processing Services	4,438	137
Microchip Technology	11,288	380
NeuStar, Cl A*	7,850	203
SAIC*	4,396	67
Tech Data*	32,513	1,433
Texas Instruments	53,656	1,706
WebMD Health, Cl A*	18,750	962
Xilinx	3,578	97
Zebra Technologies, Cl A*	15,113	551

		15,416

Materials — 3.1%
Aptargroup	13,280	606
Compass Minerals International	6,350	525
Greif, Cl A	9,000	526

Description	Shares	Market Value ($ Thousands)

Intrepid Potash*	15,590	$478
Newmont Mining	24,820	1,460
Reliance Steel & Aluminum	4,800	213
Silgan Holdings	16,170	554

		4,362

Telecommunication Services — 2.3%
AT&T	24,100	670
BCE	14,250	483
MetroPCS Communications*	45,500	553
SBA Communications, Cl A*	14,920	584
Telephone & Data Systems	5,440	194
Verizon Communications	24,494	784

		3,268

Utilities — 13.2%
AGL Resources	27,868	1,024
Alliant Energy	15,310	556
American Water Works	17,800	436
Aqua America	5,605	121
Atmos Energy	39,928	1,201
Consolidated Edison	13,810	668
DPL	22,393	567
DTE Energy	11,840	527
Edison International	16,510	610
Energen	5,680	247
Great Plains Energy	24,400	455
Hawaiian Electric Industries	18,920	414
IDACORP	12,270	446
Integrys Energy Group	13,369	651
ITC Holdings	12,247	741
Nicor	18,826	814
NSTAR	43,325	1,794
OGE Energy	13,330	593
Pepco Holdings	12,510	230
PG&E	9,770	459
Piedmont Natural Gas	18,100	535
SCANA	19,362	787
TECO Energy	11,940	200
UGI	30,226	897
Vectren	39,829	1,032
WGL Holdings	12,800	464
Wisconsin Energy	32,156	1,936

		18,405

Total Common Stock (Cost $108,574) ($ Thousands)		137,871

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	2,205,050	2,205

Total Cash Equivalent (Cost $2,205) ($ Thousands)		2,205

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
0.199%, 12/16/10 (A) (B)	$779	$778

Total U.S. Treasury Obligation (Cost $778) ($ Thousands)		778

Total Investments — 100.5% (Cost $111,557) ($ Thousands)		$140,854

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	22	Dec-2010	$39

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $140,200 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$137,871	$—	$—	$137,871
Cash Equivalent	2,205	—	—	2,205
U.S. Treasury Obligation	—	778	—	778

Total Investments in Securities	$140,076	$778	$—	$140,854

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

*	Future contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0, or have been rounded to $0.

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Argentina — 0.0%
Telecom Argentina ADR	2,865	$69

Australia — 4.0%
AGL Energy	1,605	24
Alumina	341,361	652
Amcor	278,933	1,725
Asciano Group	12,029	19
Ausdrill	6,496	16
Australia & New Zealand Banking Group	141,116	3,067
BGP Holdings*	39,545	—
BHP Billiton	63,563	2,605
Brambles	11,792	77
Caltex Australia	21,779	274
Centamin Egypt*	419,300	1,212
Coca-Cola Amatil	40,672	435
Cochlear	2,007	151
Commonwealth Bank of Australia	17,330	802
Dexus Property Group‡	146,774	110
Fairfax Media (A)	171,953	226
Fortescue Metals Group*	94,015	570
Foster’s Group	13,165	71
Goodman Group‡	43,083	26
GPT Group‡	95,804	255
GrainCorp	5,052	33
Intoll Group (B)	123,498	179
MacArthur Coal	7,425	85
Newcrest Mining	62,683	2,384
Orica	10,603	254
OZ Minerals	361,403	530
Qantas Airways	133,897	338
Rio Tinto (A)	26,856	2,117
Santos	92,609	1,104
SP AusNet, Cl Miscellaneous	124,857	108
Stockland‡	68,639	242
STW Communications Group	32,264	30
Suncorp-Metway	1,677	14
Transurban Group	17,229	86
Wesfarmers	23,177	701
Westfield Group‡*	27,123	256
Westpac Banking	7,821	160
Whitehaven Coal	65,400	423
Woolworths	13,875	357
		21,718

Austria — 0.4%
IMMOFINANZ*	84,583	301
OMV	15,535	523
Telekom Austria	1,154	16
Vienna Insurance Group	22,905	1,068
Voestalpine	3,263	133
		2,041

Belgium — 1.3%
Ageas	232,475	533
Belgacom (A)	27,430	931
Colruyt	28,940	1,450
Delhaize Group	1,011	69

Description	Shares	Market Value ($ Thousands)

InBev	62,091	$3,389
KBC Groep	13,548	476
Umicore	4,283	204
		7,052

Bermuda — 0.1%
Axis Capital Holdings	20,200	714

Brazil — 2.1%
Amil Participacoes	152,917	1,489
Anhanguera Educacional Participacoes	64,865	1,500
Banco Santander Brasil ADR	75,300	983
Brasil Telecom ADR*	26,400	542
Centrais Eletricas Brasileiras ADR	99,901	1,337
Empresa Brasileira de Aeronautica ADR	27,500	801
Itau Unibanco Holding ADR	58,900	1,374
Petroleo Brasileiro ADR	54,157	1,757
Porto Seguro	94,100	1,412
		11,195

Canada — 4.2%
Agrium*	500	40
Bankers Petroleum*	129,900	838
Barrick Gold	38,900	2,009
Canadian Natural Resources (A)	13,700	527
Cenovus Energy	37,600	1,081
CI Financial	6,100	126
Domtar	10,252	779
Dundee, Cl A*	6,000	115
Eldorado Gold	66,100	1,153
Fairfax Financial Holdings	300	116
First Quantum Minerals	24,529	2,178
Gildan Activewear	5,700	172
Kinross Gold	70,600	1,230
Magna International, Cl A	17,292	824
Nexen	63,700	1,333
Niko Resources	19,547	1,754
Pacific Rubiales Energy	63,600	1,981
Research In Motion*	13,576	836
Silver Wheaton*	68,200	2,517
Suncor Energy	93,928	3,155
		22,764

Chile — 0.5%
Enersis ADR	34,990	832
Sociedad Quimica y Minera de Chile ADR (A)	36,100	1,831
		2,663

China — 0.9%
Bank of China, Cl H	2,174,000	1,164
Baoye Group, Cl H	44,000	26
China Minsheng Banking, Cl H	20,900	19
China Vanke, Cl B	456,800	577
Ctrip.com International ADR*	28,061	1,230
Dongfeng Motor Group, Cl H	34,000	65
Ping An Insurance Group of China, Cl H	128,500	1,483

1	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Qingling Motors, Cl H	298,000	$104

		4,668

Cyprus — 0.0%
Bank of Cyprus Public	3,500	13

Denmark — 1.2%
A P Moller - Maersk, Cl A	4	32
A P Moller - Maersk, Cl B	42	341
Carlsberg, Cl B	9,344	885
Coloplast, Cl B	2,707	361
Danske Bank	2,521	63
Novo-Nordisk, Cl B	29,206	2,897
Novozymes, Cl B	2,691	352
PER Aarsleff, Cl B	416	30
Royal UNIBREW	858	45
TrygVesta	28,322	1,225

		6,231

Finland — 1.3%
Kesko, Cl B	3,899	179
Kone, Cl B	14,654	769
Metso	29,745	1,532
Nokia	4,797	44
Nokia ADR(A)	98,900	913
Nokian Renkaat	5,767	186
Orion, Cl B	9,494	193
Pohjola Bank, Cl A	7,910	90
Sampo, Cl A	16,074	394
Stora Enso, Cl R	172,410	1,488
UPM-Kymmene	32,351	482
Wartsila, Cl B	12,192	846

		7,116

France — 8.0%
Accor	732	31
Air Liquide	272	32
Alcatel-Lucent	633,361	1,725
Areva	1,174	495
Arkema	4,829	288
AXA	49,914	718
BNP Paribas	81,820	4,857
Bureau Veritas	6,226	455
Carrefour	22,873	1,038
Cegid Group	1,081	30
Christian Dior	2,031	282
Cie Generale d’Optique Essilor International	305	19
CNP Assurances	42,662	686
Compagnie Generale des Etablissements Michelin, Cl B	1,055	72
Danone	1,370	80
Dassault Systemes	2,043	140
Electricite de France(A)	18,631	779
Eutelsat Communications	46,264	1,562
Fonciere Des Regions‡	238	22
France Telecom	4,268	87
Gaz de France	46,780	1,556
Gecina‡	450	47
Gemalto	13,047	512
Hermes International(A)	2,112	401

Description	Shares	Market Value ($ Thousands)

JC Decaux	464	$12
Lagardere S.C.A.	371	14
Legrand	2,686	103
L’Oreal	835	89
LVMH Moet Hennessy Louis Vuitton(A)	13,102	1,993
Natixis	129,632	573
NetGem	7,913	31
Peugeot	34,335	1,284
PPR	1,416	226
Publicis Groupe	3,151	141
Renault	9,169	482
Safran	73,726	2,316
Sanofi-Aventis	78,381	4,753
Schneider Electric	33,671	4,740
SES Global	259	6
Societe BIC	463	38
Societe Generale	20,272	942
Sodexo	27,755	1,754
Technip	17,055	1,328
Thales	28,095	988
Total	26,124	1,269
Vallourec	18,702	1,781
Video Futur Entertainment Group* (A)	7,913	3
Vinci(A)	24,605	1,195
Vivendi	45,312	1,108

		43,083

Germany — 7.6%
Adidas	20,671	1,301
Allianz	13,909	1,530
BASF	38,191	2,859
Bayer	8,987	654
Bayerische Motoren Werke	9,141	689
Brenntag*	13,160	1,140
Centrosolar Group*	2,618	16
Commerzbank(A)	33,225	243
Continental	3,508	273
DaimlerChrysler	15,215	988
Deutsche Bank	7,843	374
Deutsche Boerse	26,106	1,583
Deutsche Lufthansa	13,024	278
Deutsche Post	79,365	1,275
Deutsche Telekom	18,664	240
E.ON	31,053	894
Fraport Frankfurt Airport Services Worldwide	1,358	80
Fresenius	1,482	127
Fresenius Medical Care	60,515	3,503
GEA Group	65,257	1,573
Hannover Rueckversicherung	2,422	113
Henkel	4,107	209
Infineon Technologies*	118,494	1,056
Linde	32,959	4,616
MAN	5,214	615
Merck KGaA	1,774	139
Muenchener Rueckversicherungs	6,050	843
RWE	6,031	376
SAP ADR(A)	27,000	1,267
SAP	47,810	2,237
Siemens	48,041	5,271

2	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Suedzucker	11,278	$242
ThyssenKrupp	57,685	2,209
Tognum	72,183	1,716
TUI(A)	18,991	201
Volkswagen	212	29
Wacker Chemie	903	156

		40,915

Greece — 0.1%
OPAP	36,763	593

Hong Kong — 4.1%
AIA Group*	478,100	1,382
ASM Pacific Technology	20,400	193
Bank of East Asia	6,200	26
BOC Hong Kong Holdings	126,600	435
Cathay Pacific Airways	487,200	1,421
Cheung Kong Holdings	23,009	340
Cheung Kong Infrastructure Holdings	2,000	9
China Mobile ADR	27,800	1,386
China Mobile	124,500	1,242
CLP Holdings	11,900	98
CNOOC	624,000	1,353
First Pacific	36,000	31
Genting Singapore*	262,000	395
Hang Lung Group	36,200	232
Hang Lung Properties	33,200	155
Hong Kong & China Gas	55,200	135
Hong Kong Exchanges and Clearing	3,400	78
HongKong Electric Holdings	16,300	105
Hongkong Land Holdings	69,000	468
Hutchison Telecommunications Hong Kong Holdings	228,000	69
Hutchison Whampoa	136,600	1,367
Hysan Development	29,900	124
Jardine Strategic Holdings	69,953	1,833
Kerry Properties	179,500	906
Li & Fung	59,100	368
New World Development	161,000	320
Orient Overseas International	60,100	583
Pico Far East Holdings	202,000	39
Shangri-La Asia	63,300	159
Sun Hung Kai Properties	107,000	1,769
Swire Pacific, Cl A	223,000	3,434
Vedan International Holdings	220,000	18
Wharf Holdings	44,300	298
Wheelock	82,383	296
Wing Hang Bank	7,000	92
Yue Yuen Industrial Holdings	276,400	998

		22,157

India — 0.0%
ICICI Bank ADR	264	13
State Bank of India GDR	1,857	241

		254

Description	Shares	Market Value ($ Thousands)

Ireland — 0.6%
Experian	230,573	$2,637
Smurfit Kappa Group(C)	52,002	463

		3,100

Israel — 0.6%
Israel*	90	96
Israel Chemicals	18,410	265
Mizrahi Tefahot Bank	3,885	39
Teva Pharmaceutical Industries ADR	47,061	2,355
Teva Pharmaceutical Industries	11,384	581

		3,336

Italy — 1.2%
Enel(A)	207,489	978
Enel Green Power*	7,400	15
ENI	10,962	221
ERG	39,871	499
Exor	2,566	68
Fiat	1,349	22
Mediaset	133,802	742
Pirelli	9,732	74
Saipem	4,815	201
Servizi Italia	2,512	20
Snam Rete Gas	135,495	646
Telecom Italia	1,964,655	2,129
UniCredito Italiano	315,814	613

		6,228

Japan — 18.1%
Aeon	107,500	1,310
Aeon Mall	5,000	111
Airport Facilities	14,700	57
Aisin Seiki	12,500	405
All Nippon Airways	51,700	183
Asahi Breweries	10,600	206
Asahi Glass	24,300	271
Asahi Kasei	53,000	315
Asics	2,100	23
Autobacs Seven	1,400	51
Bando Chemical Industries	25,000	89
BML	3,500	90
Bridgestone	115,900	2,134
Brother Industries	70,700	1,003
Canon	8,200	386
Central Glass	20,000	84
Central Japan Railway	145	1,118
Chubu Shiryo	3,000	18
Coca-Cola Central Japan	4,200	54
Coca-Cola West	102,300	1,702
Cosmo Oil	11,300	32
Credit Saison	4,200	67
Dai Nippon Printing	126,000	1,585
Daicel Chemical Industries	122,200	832
Daido Steel	60,500	324
Daihatsu Motor	46,000	645
Dai-ichi Life Insurance	66	95

3	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Daiichikosho	5,100	$91
Daito Trust Construction	3,600	223
Dena	13,800	402
Denki Kagaku Kogyo	3,900	17
Denso	8,000	261
Dentsu	4,300	116
Ebara	22,000	94
EDION	17,000	133
FamilyMart	2,400	82
Fanuc	12,400	1,775
Fuji Electric Holdings	79,000	211
Fuji Heavy Industries	44,100	326
FUJI SOFT INC	2,400	35
FUJIFILM Holdings	36,200	1,215
Fujitsu	324,000	2,077
FuKoKu	2,800	24
Fukuoka Financial Group	19,000	73
HAJIME CONSTRUCTION	4,400	135
Hamamatsu Photonics	2,400	79
Haseko	436,500	391
Hino Motors	34,600	171
Hisamitsu Pharmaceutical	1,900	76
Hitachi	422,100	1,995
Hitachi Metals	13,100	150
Hokkaido Electric Power	900	18
Honda Motor	106,800	3,837
IBJ Leasing	2,700	63
Idemitsu Kosan	9,200	855
IHI	8,000	16
Iida Home Max	10,500	100
Imasen Electric Industrial	6,800	91
Inabata	32,300	164
Isuzu Motors	99,100	441
Itochu	20,300	188
Japan Real Estate Investment, Cl A‡	5	48
Japan Retail Fund Investment, Cl A‡	90	145
Japan Tobacco	8	27
JFE Shoji Holdings	25,000	102
JGC	46,000	890
Joshin Denki	7,000	65
JS Group	51,400	948
JSP	10,400	137
Jupiter Telecommunications	2,116	2,152
JX Holdings	154,470	955
Kajima	4,900	12
Kamei	6,000	26
Kansai Electric Power	2,600	62
Kao	23,600	592
Kawasaki Kisen Kaisha	160,100	667
Kawasumi Laboratories	3,000	18
KDDI	453	2,587
Keikyu	15,800	139
Keisei Electric Railway	5,000	33
Kinden	2,000	17
Kobe Steel	222,600	505
Komatsu	14,000	387
Konishi	2,300	26
Kuraray	7,900	109
Kyocera	4,700	479
Mabuchi Motor	20,900	1,004

Description	Shares	Market Value ($ Thousands)

Makita	36,100	$1,303
Marubeni	228,400	1,481
Marui Group	11,600	94
Maruichi Steel Tube	5,700	109
McDonald’s Holdings Japan	1,400	35
Medipal Holdings	28,600	307
MEIJI Holdings	3,300	143
Mikuni Coca-Cola Bottling	5,900	52
Mitsubishi	106,400	2,688
Mitsubishi Chemical Holdings	138,200	794
Mitsubishi Electric	61,500	609
Mitsubishi Gas Chemical	145,663	892
Mitsubishi Materials	32,000	99
Mitsubishi UFJ Financial Group	308,000	1,456
Mitsubishi UFJ Lease & Finance	3,320	121
Mitsui	25,700	401
Mitsui Chemicals	47,000	144
Mitsui Mining & Smelting	111,000	337
Mitsui OSK Lines	47,700	327
Mitsui Sumitomo Insurance Group Holdings	43,700	1,001
Mitsui Trust Holdings	58,000	204
Mizuho Financial Group	360,900	573
NEC Networks & System Integration	10,200	120
NGK Spark Plug	2,500	36
Nichii Gakkan	22,500	188
Nichireki	10,000	37
Nidec	1,600	160
Nihon Shokuhin Kako	1,000	5
Nintendo	3,900	1,059
Nippon Electric Glass	152,100	2,133
Nippon Meat Packers	18,000	215
Nippon Steel Trading	24,000	68
Nippon Synthetic Chemical Industry	8,000	46
Nippon Telegraph & Telephone ADR	72,000	1,630
Nippon Telegraph & Telephone	53,800	2,434
Nippon Yusen	46,500	203
Nishi-Nippon City Bank	150,600	415
Nishio Rent All	2,900	16
Nissan Motor	26,100	245
Nisshin Fudosan	16,700	114
Nisshin Steel	184,000	336
Nisshinbo Holdings	1,400	14
Nissin Sugar Manufacturing	11,000	24
Nitori	250	22
Nitto Denko	2,300	95
NOK	4,200	79
NTT DoCoMo	59	96
Obayashi	9,500	40
Odakyu Electric Railway, Cl B	4,500	41
OJI Paper	10,100	46
Omron	9,400	232
Onoken	2,600	21
Oracle Japan	2,000	88
Oriental Land	2,700	244
ORIX	1,650	141
Panasonic	37,600	540
Penta-Ocean Construction	114,000	176
Resona Holdings(A)	64,500	393

4	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Rinnai	500	$29
Rohm	12,400	748
Roland	6,800	73
Ryoden Trading	4,000	22
S Foods	3,500	28
San-Ai Oil	16,000	70
Sankyo	40,200	2,126
Sanshin Electronics	5,700	45
Sapporo Hokuyo Holdings	118,900	493
Scroll	26,700	100
Sega Sammy Holdings	36,100	607
Seino Holdings	19,000	119
Sekisui Chemical	257,000	1,764
Sekisui House	83,000	788
Sekisui Jushi	9,000	84
Seven & I Holdings	45,900	1,120
Shimadzu	3,900	29
Shimano	3,300	159
Shin-Etsu Chemical	25,400	1,240
Shinsei Bank(A)	392,000	342
Shiseido	59,700	1,247
Showa Shell Sekiyu	12,400	103
SMC	5,700	905
Softbank	23,000	796
Sojitz	176,400	341
Sony	84,300	2,990
Sony Financial Holdings	437	1,578
Sumitomo	139,100	1,813
Sumitomo Electric Industries	10,300	135
Sumitomo Metal Mining	5,000	78
Sumitomo Mitsui Financial Group	22,100	678
Sumitomo Realty & Development	2,000	43
Sumitomo Rubber Industries	6,300	64
Sumitomo Trust & Banking	124,000	657
Sysmex	1,500	95
T&K Toka	2,100	26
Taisei	2,400	5
Takagi Securities	10,000	13
Takara Leben	21,000	143
Takashimaya	7,400	62
Takeda Pharmaceutical	20,100	933
Tanabe Seiyaku	5,700	90
Tohoku Electric Power	700	15
Tokuyama	5,000	25
Tokyo Electric Power	2,100	49
Tokyo Electron	15,100	946
Tokyo Gas	60,800	265
Tokyu Community	500	14
Tokyu Land	8,000	36
Tomoku	20,000	50
Tosei	42	16
Toshiba TEC	47,000	197
Tosoh	80,000	224
Totetsu Kogyo	13,000	82
Toyo Seikan Kaisha	1,100	20
Toyo Tire & Rubber	29,000	63
Toyota Auto Body	9,000	159
Toyota Industries	3,100	91
Toyota Motor	34,600	1,330
Toyota Motor ADR	11,237	873
Toyota Tsusho	9,000	146
Tsukishima Kikai	6,000	39

Description	Shares	Market Value ($ Thousands)

Unicharm	66,400	$2,592
Unipres	7,400	130
Universe	3,600	50
USS	1,220	88
Wacoal Holdings	74,723	1,011
Yamaha Motor	2,700	39

		97,500

Jersey — 0.0%
Randgold Resources	1,489	139

Macau — 0.1%
Sands China*	6,100	13
Wynn Macau	132,800	269

		282

Malaysia — 0.2%
Axiata Group*	641,100	927

Mexico — 0.1%
Telefonos de Mexico ADR(A)	17,708	283

Netherlands — 5.6%
Aegon	16,575	91
Akzo Nobel	60,597	3,268
ASML Holding	24,098	782
Boskalis Westminster	1,736	75
Corio‡	472	27
European Aeronautic Defense and Space	56,651	1,273
Fugro	28,266	1,910
Heineken	1,900	88
Heineken Holding	215	9
ING Groep	278,455	2,466
Koninklijke Ahold	147,035	1,782
Koninklijke DSM	25,168	1,233
Koninklijke Philips Electronics	17,085	462
Koninklijke Vopak	1,225	56
Reed Elsevier	121,133	1,421
Royal Dutch Shell, Cl A	81,606	2,464
Royal Dutch Shell, Cl B	23,687	704
Royal Dutch Shell, Cl A (GBP)(B)	38,163	1,150
Royal Dutch Shell ADR, Cl B	22,100	1,333
Royal KPN	125,797	1,799
TNT	117,582	2,814
Unilever	156,378	4,451
Wolters Kluwer	36,833	732

		30,390

New Zealand — 0.1%
Fletcher Building	3,843	23
Telecom of New Zealand	348,411	560

		583

Norway — 1.2%
Aker Kvaerner	75,671	1,120
Atea	11,500	93
DnB	286,345	3,504
Seadrill	15,715	481

5	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Statoil	32,958	$653
Telenor	39,156	563
Yara International	5,322	254

		6,668

Portugal — 0.2%
Banco Espirito Santo	25,219	91
Energias de Portugal	86,407	277
Jeronimo Martins	32,124	456
Portugal Telecom	2,177	28

		852

Russia — 0.1%
Gazprom OAO ADR	24,389	542

Singapore — 1.2%
CapitaMalls Asia	8,000	12
City Developments	13,000	124
CSE Global	78,000	67
DBS Group Holdings	128,400	1,360
Fraser and Neave	53,400	243
Global Logistic Properties*	10,000	17
GP Batteries International	16,000	21
Ho Bee Investment	98,000	116
Jardine Cycle & Carriage	7,300	205
Keppel	15,800	127
Keppel Land	43,600	157
Oversea-Chinese Banking	203,100	1,526
SembCorp Marine	9,000	33
Singapore Airlines	95,500	1,114
Singapore Exchange	14,000	91
Singapore Press Holdings	54,200	172
Singapore Technologies Engineering	47,900	118
Transpac Industrial Holdings	15,000	20
United Overseas Bank	5,000	70
UOL Group	93,000	318
Wheelock Properties Singapore	23,370	34
Yangzijiang Shipbuilding Holdings	530,900	723

		6,668

South Africa — 0.9%
AngloGold Ashanti ADR(A)	29,000	1,358
Gold Fields	69,295	1,130
Impala Platinum Holdings	19,071	544
MTN Group	91,690	1,566

		4,598

South Korea — 2.6%
Honda Motor Company*	530	14
Hyundai Heavy Industries	3,615	1,158
Hyundai Mobis	12,585	2,985
Hyundai Motor	11,627	1,730
Korea Electric Power ADR(A)	65,888	785
KT ADR	42,600	867
KT&G	11,601	627
LG Display ADR	1,404	24
Samsung Electronics	5,045	3,594
Samsung SDI	5,713	816

Description	Shares	Market Value ($ Thousands)

SK Telecom ADR	88,000	$1,582

		14,182

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria	11,792	109
Banco de Sabadell(A)	23,217	90
Banco Santander Central Hispano	117,494	1,117
Criteria Caixacorp(A)	84,958	418
Enagas	46,512	862
Ferrovial	4,422	42
Gas Natural	15,836	214
Iberia Lineas Aereas de Espana	18,832	76
Inditex	10,283	777
Repsol	896	22
Telefonica	59,891	1,278

		5,005

Sweden — 2.1%
AarhusKarlshamn	2,841	71
Alfa Laval	15,525	273
Assa Abloy, Cl B	15,781	424
Atlas Copco, Cl A	23,785	525
Atlas Copco, Cl B	15,906	313
Bilia, Cl A	5,165	88
Elekta, Cl B	18,765	632
Getinge, Cl B	8,079	169
Hennes & Mauritz, Cl B	5,518	186
Hexagon, Cl B(A)	8,510	161
Holmen, Cl B	1,387	41
Industrivarden, Cl C	30,502	450
Kinnevik Investment, Cl B	19,044	376
Millicom International Cellular	3,839	333
Modern Times Group, Cl B	2,960	216
Nordea Bank	50,761	506
Ratos, Cl B	5,369	179
Sandvik	8,878	150
Scania, Cl B	56,387	1,152
Skandinaviska Enskilda Banken, Cl A	138,092	1,001
Skanska, Cl B	7,306	130
SKF, Cl B	18,253	487
Svenska Cellulosa, Cl B	19,694	287
Svenska Handelsbanken, Cl A	53,207	1,589
Swedbank, Cl A	28,594	361
Swedish Match	7,015	196
Tele2, Cl B	18,452	368
Telefonaktiebolaget LM Ericsson, Cl B	2,411	25
Volvo, Cl B	43,934	638

		11,327

Switzerland — 7.3%
ABB	8,341	163
Actelion*	612	32
Aryzta	2,164	93
Clariant	8,066	146
Coltene Holding	472	26
Compagnie Financiere Richemont	26,059	1,414
Credit Suisse Group	30,230	1,124
Emmi	200	36
Geberit	143	29
Givaudan	3,293	3,324

6	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Informa	232,641	$1,432
Julius Baer Group	3,433	131
Julius Baer Holding	12,216	181
Kuehne + Nagel International	920	119
Lindt & Spruengli	20	55
Logitech International*	2,500	48
Lonza Group	248	19
Nestle	107,294	5,872
Novartis	116,974	6,250
Roche Holding	25,750	3,560
Schindler Holding	7,653	872
SGS	1,469	2,421
Sika	106	213
Sonova Holding	1,160	146
STMicroelectronics	30,079	270
Sulzer	18,449	2,416
Swatch Group, Cl B	1,808	731
Swatch Group	6,909	504
Swiss Life Holding	3,119	349
Swisscom	77	32
Transocean*	5,279	365
UBS	221,932	3,346
Xstrata	118,429	2,383
Zurich Financial Services	5,895	1,321

		39,423

Taiwan — 0.2%
Chunghwa Telecom ADR	7,831	189
United Microelectronics ADR(A)	241,944	689

		878

Thailand — 0.3%
Kasikornbank	354,500	1,419

Turkey — 0.2%
Turkiye Garanti Bankasi	217,599	1,204

United Kingdom — 15.9%
3i Group	35,555	165
Admiral Group	10,658	254
Aggreko	16,751	382
Amec	119,506	2,012
Amlin	295,988	1,731
Anglo American	7,131	313
Antofagasta	71,784	1,470
ARM Holdings	85,143	525
Associated British Foods	9,318	154
AstraZeneca	91,508	4,269
Aviva	257,593	1,422
BAE Systems	41,653	214
Balfour Beatty	131,355	560
Barclays	178,418	712
BG Group	209,756	3,794
BHP Billiton	5,249	187
BP	298,949	1,983
British Airways* (A)	19,316	77
British American Tobacco	65,467	2,376
British Land‡	5,298	40
British Sky Broadcasting Group	41,713	468
BT Group, Cl A	70,696	187

Description	Shares	Market Value ($ Thousands)

Bunzl	6,887	$75
Burberry Group	25,168	390
Cairn Energy*	375,249	2,259
Cape	17,519	98
Capital Shopping Centres Group‡*	12,791	78
Carnival	1,528	63
Centrica	118,353	566
Compass Group	56,183	486
Davis Service Group PLC	60,400	368
Diageo	33,447	596
Education Development International	15,291	25
Firstgroup	5,879	33
Fresnillo	9,686	213
GlaxoSmithKline	106,154	2,004
Hammerson‡	5,359	33
Hogg Robinson Group	38,599	21
HSBC Holdings	454,089	4,599
ICAP	148,453	1,098
Imperial Tobacco Group	46,961	1,379
Inmarsat	526	5
Intercontinental Hotels Group	23,509	417
International Power	63,640	404
Intertek Group	7,017	198
Investec	5,758	45
ITV	68,335	71
J Sainsbury	12,801	71
Johnson Matthey	152	4
Kingfisher	938,084	3,433
Land Securities Group‡	3,998	39
Legal & General Group	359,399	512
Lloyds Banking Group	2,567,596	2,415
Michael Page International	81,391	604
Morgan Sindall	3,027	30
Next	11,473	359
Old Mutual	112,018	207
Pearson	39,208	566
Petrofac	14,340	311
Prudential	35,097	310
Reckitt Benckiser Group	11,311	599
Reed Elsevier	189,739	1,504
Rexam	203,882	957
Rio Tinto	91,225	5,795
Rio Tinto ADR(A)	23,200	1,488
Rolls-Royce Group	388,654	3,686
Royal & Sun Alliance Insurance Group	93,104	174
Royal Bank of Scotland Group*	1,772,809	1,038
SABMiller	23,995	760
Sage Group	298,473	1,196
Savills	8,095	43
Schroders	2,963	74
Serco Group	9,752	83
Severn Trent	13,634	307
Shire	30,700	718
Smith & Nephew	101,015	916
Smiths Group	20,880	370
Standard Chartered	13,676	369
Standard Life	26,439	83
Tesco	524,714	3,385

7	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Travis Perkins	45,605	$574
Tullett Prebon	24,976	136
Tullow Oil	76,356	1,364
Unilever	19,906	551
United Utilities Group	28,447	264
Vodafone Group	3,629,339	9,086
Whitbread	4,422	116
Willis Group Holdings	45,300	1,442
WPP	52,921	586

		85,344

United States — 0.4%
Boise	10,195	75
Capital One Financial	6,472	241
Central Garden and Pet*	4,700	44
Clearwater Paper*	1,900	153
ConocoPhillips	4,900	295
Eli Lilly	36,589	1,232
Horace Mann Educators	13,859	226
Humana*	256	14
M&F Worldwide*	1,500	35
RAIT Financial Trust‡* (A)	64,752	104

		2,419

Total Common Stock (Cost $479,381) ($ Thousands)		516,543

WARRANTS — 0.3%

India — 0.3%
Shriram Transport Finance, Expires 2014* (D)	78,465	1,383

Total Warrants (Cost $990) ($ Thousands)		1,383

PREFERRED STOCK — 0.3%

Germany — 0.3%
Bayerische Motoren Werke	2,760	132
Draegerwerk	1,189	88
Fresenius	2,827	244
Henkel	5,457	336
KSB	173	125
Sto	300	35
Volkswagen	3,869	624

Total Preferred Stock (Cost $1,103) ($ Thousands)		1,584

	Number Of Rights
RIGHTS — 0.0%

China — 0.0%
Bank of China, Expires 12/07/10	217,400	39
Ind & Comm Bank of China, Expires 12/20/10	43,470	14

		53

Sweden — 0.0%
Hexagon, Expires 12/07/10	8,510	24

Total Rights (Cost $0) ($ Thousands)		77

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.0%
SEI Liquidity Fund, L.P. 0.210%**† (B)	16,734,018	$15,976

Total Affiliated Partnership (Cost $16,734) ($ Thousands)		15,976

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	10,137,410	10,137

Total Cash Equivalent (Cost $10,137) ($ Thousands)		10,137

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
0.199%, 12/16/10 (E) (G)	$3,406	3,405

Total U.S. Treasury Obligation (Cost $3,405) ($ Thousands)		3,405

Total Investments — 102.0% (Cost $511,750) ($ Thousands)		$549,105

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	128	Dec-2010	$(261)
FTSE Index	40	Dec-2010	(82)
Hang Seng Index	2	Dec-2010	(2)
Nikkei 225 Index	5	Dec-2010	21
SPI 200 Index	9	Dec-2010	(16)
Topix Index	26	Dec-2010	160

			$(180)

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $538,304 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

8	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2010

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $15,751 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security. The rate is the rate in effect as of November 30, 2010. The date reported is the final maturity date.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $15,976 ($ Thousands).

(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

SPI — Share Price Index

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$516,543	$—	$—	$516,543
Warrants	—	1,383	—	1,383
Preferred Stock	1,584	—	—	1,584
Rights	77	—	—	77
Affiliated Partnership	—	15,976	—	15,976
Cash Equivalent	10,137	—	—	10,137
U.S. Treasury Obligation	—	3,405	—	3,405

Total Investments in Securities	$528,341	$20,764	$—	$549,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(180)	$—	$—	$(180)

Total Other Financial Instruments	$(180)	$—	$—	$(180)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended November 30, 2010, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $109,092 ($ Thousands). The transfers related to the fair value of certain international securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

9	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.8%

Argentina — 0.1%
Tenaris ADR	53,083	$2,260

Australia — 3.3%
Aditya Birla Minerals*	166,691	189
Australia & New Zealand Banking Group ADR(A)	741,400	16,251
Australia & New Zealand Banking Group	356,975	7,758
Beach Energy	1,020,311	656
BGP Holdings*	239,898	—
BHP Billiton	696,200	28,537
Caltex Australia	678,351	8,548
Coal & Allied Industries	3,073	332
Coca-Cola Amatil	90,736	969
Dexus Property Group‡	148,686	111
Equinox Minerals* (A)	713,996	3,869
Fairfax Media(A)	470,307	618
Fortescue Metals Group*	478,664	2,901
Foster’s Group	22,234	121
GPT Group‡	347,310	926
GrainCorp	14,734	97
Myer Holdings	1,088,000	3,809
New Hope	153,778	720
Orica	62,078	1,487
OZ Minerals	7,175,438	10,529
Qantas Airways	663,013	1,672
Rio Tinto(A)	328,074	25,866
Santos	820,280	9,778
SP AusNet, Cl Miscellaneous	430,728	372
Stockland‡	368,448	1,297
Straits Resources	50,042	106
Telstra ADR(A)	1,087,700	14,738
Westfield Group‡*	133,478	1,258
Woolworths	143,059	3,677

		147,192

Austria — 0.1%
IMMOFINANZ*	411,371	1,465
OMV	8,162	275
Voestalpine	53,401	2,173

		3,913

Belgium — 0.9%
Delhaize Group ADR(A)	321,500	22,058
D’ieteren	1,877	994
InBev	210,219	11,473
KBC Groep	83,410	2,934
Telenet Group Holding	36,613	1,330
Umicore	35,696	1,699

		40,488

Bermuda — 0.1%
Frontline(A)	246,400	6,391

Brazil — 3.8%
Banco Bradesco ADR(A)	784,400	15,735

Description	Shares	Market Value ($ Thousands)

Banco do Brasil	120,182	$2,299
BM&F Bovespa SA	2,071,700	15,719
BR Properties	93,400	1,059
Cia de Saneamento Basico do Estado de Sao Paulo ADR(A)	718,700	32,449
Cia Paranaense de Energia ADR(A)	1,025,600	25,681
Cia Vale do Rio Doce	289,900	9,028
Embraer	259,600	1,870
Empresa Brasileira de Aeronautica ADR(A)	263,500	7,673
Fleury	198,212	2,628
Hypermarcas*	216,000	3,407
Iguatemi Empresa de Shopping Centers	43,800	1,082
Julio Simoes Logistica*	270,600	1,650
Lojas Renner	98,400	3,434
Natura Cosmeticos	455,000	12,191
Petroleo Brasileiro ADR	398,700	12,934
Petroleo Brasileiro	627,470	9,985
SLC Agricola	176,802	1,929
Totvs	72,300	7,162
Wilson Sons, Cl BDR	74,361	1,237

		169,152

Canada — 7.0%
Agrium	274,600	22,023
Alimentation Couche Tard, Cl B	91,630	2,304
Atco, Cl I	2,400	134
Bank of Montreal(A)	43,325	2,539
Barrick Gold	176,220	9,094
BCE(A)	81,700	2,761
Brookfield Asset Management, Cl A	143,894	4,207
Brookfield Properties(A)	83,900	1,359
Canadian Imperial Bank of Commerce(A)	94,600	7,281
Canadian National Railway	445,828	28,466
Canadian Natural Resources(A)	741,900	28,525
Canadian Pacific Railway	38,016	2,426
Canadian Tire, Cl A	31,900	1,973
Cascades	32,900	195
Celestica*	103,900	924
Cenovus Energy	55,817	1,605
Centerra Gold	109,500	2,137
CGI Group, Cl A*	338,909	5,312
CI Financial	19,500	402
Domtar	59,590	4,524
Dorel Industries, Cl B	33,200	1,073
Dundee, Cl A*	11,100	213
Empire, Cl A	10,300	573
Enbridge(A)	136,980	7,620
EnCana	218,513	6,048
Finning International	38,579	931
George Weston	20,382	1,555
Gildan Activewear	74,400	2,241
IAMGOLD	96,832	1,588
IESI-BFC	8,400	182
Imax* (A)	174,028	4,735
Intact Financial	2,600	124
Loblaw(A)	43,100	1,720
Lundin Mining*	471,200	3,032

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Magna International, Cl A	393,500	$18,760
Manulife Financial	22,800	317
Metro, Cl A	6,200	280
National Bank of Canada(A)	33,200	2,193
Nexen	756,543	15,825
Norbord*	48,403	570
Nordion*	47	1
Northgate Minerals*	241,700	722
Onex	58,200	1,601
Pacific Rubiales Energy	311,148	9,694
Potash Corp of Saskatchewan	50,250	7,223
Potash Saskatchewan	52,300	7,521
Quebecor, Cl B	24,700	897
Research In Motion*	252,942	15,621
RioCan Real Estate Investment Trust‡ (A)	53,600	1,125
Rogers Communications, Cl B(A)	49,500	1,749
Saputo	88,500	3,223
SEMAFO*	97,100	1,172
Teck Cominco, Cl B	80,193	3,983
TELUS	9,100	413
Tesco ADR	23,996	317
Tim Hortons	15,400	607
TMX Group	8,700	298
Toronto-Dominion Bank(A)	295,198	21,482
Transat AT, Cl B*	300	5
TransCanada	208,800	7,373
Trican Well Service	249,000	4,786
Valeant Pharmaceuticals International	158,900	4,117
West Fraser Timber	12,000	524
Yamana Gold	1,822,600	21,279

		313,504

Chile — 0.2%
Banco Santander Chile ADR	1,918	176
Enersis ADR	67,980	1,617
ENTEL Chile	140,414	2,369
SACI Falabella	444,604	4,251

		8,413

China — 2.7%
Air China, Cl H	3,030,000	3,949
AirMedia Group ADR*	141,345	977
Ajisen China Holdings	1,795,909	3,029
China Construction Bank, Cl H	5,759,000	5,198
China Merchants Bank, Cl H	5,710,127	14,780
China Petroleum & Chemical, Cl H	9,828,000	9,150
China Railway Construction, Cl H	1,086,500	1,290
China Rongsheng Heavy Industry Group*	2,054,000	1,997
China Telecom, Cl H	1,710,000	861
Dongfeng Motor Group, Cl H	3,152,000	5,999
Huaneng Power International ADR(A)	367,500	7,908
Industrial & Commercial Bank of China, Cl H	21,044,000	16,368
Mindray Medical International ADR	80,060	2,101
Noah Holdings ADR*	36,743	594

Description	Shares	Market Value ($ Thousands)

Ping An Insurance Group of China, Cl H	548,000	$6,323
Shanghai Friendship Group, Cl B	241,620	573
Sina* (A)	39,540	2,531
Sinopharm Group, Cl H(A)	2,506,786	9,168
Springland International Holdings*	1,871,000	1,532
Tingyi Cayman Islands Holding	1,234,000	3,054
Yanzhou Coal Mining ADR(A)	328,200	9,055
Zhaojin Mining Industry	1,268,500	4,966
Zhuzhou CSR Times Electric, Cl H	2,519,000	9,618

		121,021

Colombia — 0.0%
Grupo de Inversiones Suramericana	79,201	1,572

Cyprus — 0.0%
Eurasia Drilling GDR(B)	57,349	1,778

Czech Republic — 0.0%
Komercni Banka	8,077	1,705

Denmark — 1.2%
Carlsberg, Cl B	64,348	6,092
Coloplast, Cl B	24,295	3,242
Danisco	34,832	2,668
Novo-Nordisk, Cl B	370,634	36,769
Royal UNIBREW	1,523	80
Vestas Wind Systems*	198,701	5,671

		54,522

Egypt — 0.1%
Egyptian Financial Group-Hermes Holding	485,580	2,820
Orascom Construction Industries	29,000	1,317
Talaat Moustafa Group*	1,050,097	1,454

		5,591

Finland — 1.1%
Kesko, Cl B	25,168	1,158
Kone, Cl B	76,095	3,991
Metso	39,901	2,055
Nokia ADR(A)	811,800	7,493
Orion, Cl B	73,844	1,502
Sampo, Cl A	360,914	8,842
Stora Enso, Cl R	1,835,378	15,841
UPM-Kymmene	435,557	6,486
Wartsila, Cl B	17,101	1,187

		48,555

France — 4.8%
Air Liquide	108,563	12,747
Arkema	62,788	3,751
AXA	43,830	631
BNP Paribas	425,325	25,247
Bureau Veritas	14,534	1,062
Christian Dior(A)	19,391	2,693
Compagnie de St.-Gobain	17,622	792

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Danone	1,268	$74
Dassault Systemes	36,759	2,522
Eutelsat Communications	29,895	1,009
France Telecom	23,178	471
France Telecom ADR	1,020,400	20,826
Havas	75,176	334
Lafarge	231,658	12,681
L’Oreal	2,275	243
LVMH Moet Hennessy Louis Vuitton(A)	179,678	27,331
Natixis	633,251	2,797
Peugeot	300,443	11,233
PPR	17,605	2,805
Publicis Groupe	194,300	8,707
Renault	88,085	4,630
Rhodia	296,161	7,840
Safran	143,155	4,498
Sanofi-Aventis	232,552	14,101
Schneider Electric	53,446	7,524
Societe Generale	116,857	5,431
Technip	17,501	1,363
Total	190,390	9,248
Valeo	150,814	7,579
Vinci(A)	34,947	1,697
Vivendi	506,561	12,394

		214,261

Germany — 5.1%
Adidas	81,832	5,152
ADVA Optical Networking*	49,708	345
Allianz	122,357	13,459
BASF	405,150	30,326
Bayerische Motoren Werke	51,776	3,904
Bilfinger Berger	12,470	910
Commerzbank(A)	77,151	563
Continental	25,129	1,956
DaimlerChrysler	133,510	8,667
Deutsche Bank	234,563	11,174
Deutsche Lufthansa	345,734	7,379
Deutsche Post	316,672	5,089
Deutsche Telekom	615,857	7,909
Dialog Semiconductor*	250,322	4,691
E.ON	51,538	1,483
Fresenius Medical Care	250,359	14,493
GEA Group	166,112	4,005
Hannover Rueckversicherung	34,416	1,609
Henkel	96,645	4,908
Infineon Technologies*	1,682,350	14,992
Kabel Deutschland Holding*	104,450	4,854
Lanxess	112,437	7,962
Linde	13,141	1,841
MAN	12,536	1,477
Merck KGaA	6,582	515
Metro	42,030	3,023
MTU Aero Engines Holding	27,554	1,610
Norddeutsche Affinerie	38,588	1,873
RWE	25,450	1,589
SAP	492,959	23,063
Siemens ADR(A)	151,800	16,668
Siemens	88,166	9,674
Suedzucker	122,611	2,629
Symrise	146,902	3,723

Description	Shares	Market Value ($ Thousands)

TUI(A)	146,226	$1,546
United Internet	55,980	794
Volkswagen	1,098	149
Wacker Chemie	20,690	3,570

		229,574

Guernsey — 0.2%
Amdocs*	277,300	7,210

Hong Kong — 3.2%
AIA Group*	693,000	2,003
ASM Pacific Technology	115,600	1,096
Cathay Pacific Airways	445,000	1,298
Chaoda Modern Agriculture	3,378,000	2,736
Cheung Kong Holdings	111,000	1,641
China Dongxiang Group	4,322,000	1,931
China High Precision Automation Group	2,004,000	1,419
China Mobile	2,110,007	21,044
CLP Holdings	1,171,000	9,636
CNOOC	13,350,297	28,950
First Pacific	1,406,000	1,215
Genting Singapore*	1,279,000	1,926
GOME Electrical Appliances Holdings	10,229,300	4,031
Hengdeli Holdings	7,504,000	4,880
Hong Kong Exchanges and Clearing	968,200	22,180
Hongkong Land Holdings	433,007	2,936
Huabao International Holdings	3,391,600	5,372
Hutchison Telecommunications Hong Kong Holdings	1,170,000	353
Hutchison Whampoa	70,000	700
Jardine Strategic Holdings	29,000	760
L’Occitane International*	1,466,000	3,955
Midland Holdings	720,000	551
New World Development	158,000	314
Orient Overseas International	226,000	2,193
Polytec Asset Holdings	1,560,000	259
RCG Holdings*	137,229	56
Ruinian International	5,791,000	4,362
SJM Holdings	2,479,000	4,092
Sun Hung Kai Properties	51,000	843
Swire Pacific, Cl A	286,000	4,404
TPV Technology	1,266,000	813
Wharf Holdings	516,342	3,471
Wheelock	393,270	1,413
Yue Yuen Industrial Holdings	397,500	1,437

		144,270

Hungary — 0.1%
MOL Hungarian Oil and Gas	18,064	1,550
OTP Bank	206,777	4,699

		6,249

India — 1.7%
Allahabad Bank	700,492	3,656
Andhra Bank	787,173	2,707
Axis Bank	10,315	307
Bank	10,499	162
Bank of India	414,753	4,228

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Cairn India*	433,067	$2,974
Canara Bank	224,482	3,628
Central Bank of India	134,696	554
Dena Bank	480,718	1,319
HDFC Bank	118,540	5,904
IDBI Bank	1,247,033	4,444
India Cements	862,364	1,998
Indian Bank	128,394	780
Indian Overseas Bank	519,843	1,668
ITC	1,279,320	4,793
JBF Industries	55,021	223
Nagarjuna Construction	1,046,181	2,977
Oriental Bank of Commerce	403,863	3,734
Power Finance	367,341	2,696
Reliance Infrastructure	141,226	2,598
State Bank of India	175,914	11,472
State Bank of India GDR	32,695	4,234
Syndicate Bank	165,066	496
Union Bank of India	275,100	2,112
Vijaya Bank	1,550,331	3,250
Welspun	439,556	2,011
Zuari Industries	8,087	116

		75,041

Indonesia — 0.8%
Astra International	1,213,000	6,969
Bank Mandiri	5,352,000	3,792
Bank Negara Indonesia Persero	8,631,000	3,869
Bank Rakyat Indonesia Persero	3,781,500	4,395
Gudang Garam	283,000	1,275
HM Sampoerna	17,500	53
Indofood CBP Sukses Makmur TBK*	2,230,000	1,259
Indofood Sukses Makmur	7,786,500	3,943
Kalbe Farma	14,741,500	5,711
Telekomunikasi Indonesia	2,170,208	1,910
United Tractors	1,856,000	4,725

		37,901

Ireland — 0.7%
Covidien	595,000	25,032
CRH ADR(A)	170,400	2,989
Experian	390,706	4,469

		32,490

Israel — 1.1%
Bank Hapoalim*	1,113,286	5,208
Bank Leumi Le-Israel	405,369	1,907
Check Point Software Technologies* (A)	87,880	3,767
Israel Chemicals	48,147	694
Israel Discount Bank, Cl A*	1,137,803	2,475
Mizrahi Tefahot Bank	140,026	1,419
Teva Pharmaceutical Industries ADR	620,591	31,055
Teva Pharmaceutical Industries	46,483	2,370

		48,895

Italy — 1.0%
Banca Intesa	2,772,192	7,235
Enel(A)	3,664,214	17,267
ENI	75,253	1,518

Description	Shares	Market Value ($ Thousands)

Indesit	34,599	$354
Parmalat	3,511,796	8,759
Saipem	53,916	2,250
Snam Rete Gas	186,070	887
Telecom Italia	3,073,773	3,549
Terna Rete Elettrica Nazionale(A)	265,875	1,093

		42,912

Japan — 12.3%
77 Bank	109,000	519
Aeon	461,800	5,629
Aeon Fantasy	3,200	31
Aisin Seiki	119,000	3,854
Alfresa Holdings	12,600	522
Alps Electric	103,700	1,021
Arnest One	58,500	648
Asahi Breweries	41,600	809
Asahi Glass ADR	833,200	9,190
Asahi Glass	182,000	2,027
Asahi Kasei	564,000	3,353
Astellas Pharma	220,500	7,897
Bank of Yokohama	387,744	1,875
Canon	370,716	17,458
Central Japan Railway	31	239
Chiba Bank	284,574	1,654
Coca-Cola West	13,700	228
Daicel Chemical Industries	779,219	5,302
Daido Steel	189,000	1,013
Daihatsu Motor	227,000	3,181
Dai-ichi Life Insurance	5,940	8,523
Daiichi Sankyo	77,800	1,682
Daiichikosho	23,200	412
Daikyo(A)	963,000	1,644
Dainippon Screen Manufacturing	253,000	1,649
Daito Trust Construction	67,700	4,186
Daiwa House Industry	375,000	4,230
Dena	225,500	6,579
Denso	62,200	2,029
EDION(A)	125,700	986
Eisai	39,200	1,347
Fanuc	159,600	22,844
Fuji Electric Holdings	396,000	1,059
Fuji Heavy Industries	975,000	7,216
Fuji Heavy Industries ADR	134,600	9,981
FUJIFILM Holdings	154,600	5,190
Fujitsu ADR(A)	221,700	7,163
Fujitsu	1,542,000	9,885
Fukuoka Financial Group	104,000	400
Hanwa	90,000	342
Hitachi	5,304,000	25,073
Hitachi High-Technologies	226,100	4,775
Hitachi Metals	61,000	700
Honda Motor	135,170	4,857
Idemitsu Kosan	65,900	6,128
IHI	882,000	1,821
Isuzu Motors	1,083,000	4,822
IT Holdings	29,900	352
Itochu Techno-Solutions	6,100	220
JX Holdings	908,760	5,620
Kaken Pharmaceutical	85,000	930
Kamigumi	16,000	123
Kansai Electric Power	15,400	370

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Kao	19,500	$489
Kawasaki Kisen Kaisha	592,000	2,466
Kewpie	40,600	494
Keyence	6,800	1,714
Kinden	13,000	112
Kobe Steel	1,102,000	2,499
Komatsu	1,223,796	33,864
K’s Holdings	145,300	3,779
Kuraray	41,900	578
Kyocera	23,800	2,426
Maeda Road Construction	71,000	522
Marubeni	2,228,819	14,447
Maruichi Steel Tube	10,100	193
Medipal Holdings	174,300	1,873
Millea Holdings	107,000	3,024
Minebea	134,000	793
Miraca Holdings	50,400	1,788
Mitsubishi	217,566	5,496
Mitsubishi Chemical Holdings	435,000	2,498
Mitsubishi Electric	667,000	6,601
Mitsubishi Gas Chemical	161,000	986
Mitsubishi Materials	162,000	501
Mitsubishi UFJ Financial Group	4,478,686	21,172
Mitsui ADR(A)	52,300	16,353
Mitsui	338,300	5,278
Mitsui Chemicals	293,000	895
Mitsui Mining & Smelting	591,000	1,792
Mitsui OSK Lines	194,000	1,332
Mitsui Trust Holdings	993,000	3,497
Mizuho Financial Group	2,072,100	3,290
Murata Manufacturing	32,400	1,977
Nagase	53,000	591
NEC Networks & System Integration	39,800	469
Nichii Gakkan	33,900	283
Nippo	62,000	403
Nippon Flour Mills	78,000	357
Nippon Light Metal	617,000	1,105
Nippon Meat Packers	210,000	2,509
Nippon Paper Group(A)	76,500	1,815
Nippon Telegraph & Telephone	434,900	19,676
Nippon Yusen	210,000	915
Nippon Yusen ADR	480,400	4,146
Nishi-Nippon City Bank	336,000	926
Nissan Motor	868,580	8,140
Nisshin Steel	773,000	1,412
Nitto Denko ADR(A)	41,200	17,057
Nitto Denko	36,000	1,493
Nojima	3,545	25
Noritsu Koki	8,200	48
NSK	37,000	312
NTT Data	447	1,448
NTT DoCoMo	2,749	4,456
Omron	88,500	2,181
Oriental Land	7,500	679
ORIX	42,410	3,620
Osaka Gas	356,000	1,330
Osaka Securities Exchange	763	3,775
Resona Holdings(A)	476,800	2,908
Saizeriya	56,700	1,034
Sanrio(A)	131,700	3,198
Sapporo Hokuyo Holdings	290,300	1,202

Description	Shares	Market Value ($ Thousands)

Sega Sammy Holdings	188,700	$3,176
Seika	23,000	56
Seiko Epson	97,300	1,597
Seino Holdings	165,000	1,034
Shinsei Bank(A)	932,000	812
Showa Shell Sekiyu	98,200	816
SMC	35,600	5,652
Softbank	181,400	6,280
Sojitz	1,141,600	2,208
Sony	339,700	12,048
Sumitomo	404,211	5,269
Sumitomo Electric Industries	103,700	1,355
Sumitomo Heavy Industries	134,000	822
Sumitomo Metal Mining	20,000	311
Sumitomo Mitsui Financial Group	207,409	6,361
Sumitomo Trust & Banking	172,000	912
Sysmex	61,700	3,933
Takeda Pharmaceutical	115,600	5,368
TDK	24,916	1,603
Toagosei	190,000	819
Tokyo Electron	22,500	1,410
Tokyo Energy & Systems	14,000	82
Tokyo Gas	486,000	2,118
Tokyo Tatemono	223,000	876
Tokyo Tekko	30,000	65
Toshiba Plant Systems & Services	318,000	3,956
Toshiba TEC	168,000	706
Toyo Seikan Kaisha	90,300	1,623
Toyota Industries	7,200	212
Toyota Motor	494,747	19,017
Toyota Tsusho	32,700	530
Unicharm	75,300	2,940
Warabeya Nichiyo	6,500	75
Watabe Wedding	7,955	82
West Japan Railway	475	1,663
Yamada Denki	16,410	1,042
Yokohama Rubber	153,000	767
Zeon	673,000	5,415

		552,841

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR	109,447	2,101

Macau — 0.0%
Wynn Macau	598,800	1,214

Malaysia — 0.7%
Affin Holdings	236,400	238
Axiata Group*	2,627,700	3,799
CIMB Group Holdings	5,055,200	13,470
EON Capital*	119,600	266
Hong Leong Bank	293,133	849
Hong Leong Financial Group	94,700	265
Malayan Banking	341,000	916
Proton Holdings	131,700	204
RHB Capital	764,700	1,917
Sime Darby	1,814,400	4,972

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Telekom Malaysia	2,081,500	$2,261

		29,157

Mexico — 1.8%
Alfa, Cl A	150,804	1,387
America Movil, Ser L	2,954,974	8,354
America Movil ADR, Ser L	251,150	14,180
Bolsa Mexicana de Valores	903,185	1,890
Coca-Cola Femsa ADR(A)	204,900	16,593
Genomma Lab Internacional, Cl B*	2,555,203	5,977
Grupo Comercial Chedraui*	1,443,900	4,512
Grupo Financiero Banorte, Ser O	576,359	2,500
Grupo Lamosa*	17,900	24
Grupo Televisa	519,013	2,415
OHL Mexico*	1,107,128	2,183
Telefonos de Mexico, Cl L	436,600	351
Telefonos de Mexico ADR(A)	213,045	3,409
Urbi Desarrollos Urbanos*	967,216	2,218
Wal-Mart de Mexico	5,848,500	16,530

		82,523

Netherlands — 3.0%
Aegon	351,464	1,937
Akzo Nobel	21,005	1,133
ArcelorMittal(A)	534,000	16,881
ASML Holding	101,174	3,282
CSM	142,393	4,328
European Aeronautic Defense and Space	254,525	5,719
Heineken	54,175	2,517
ING Groep	1,617,364	14,321
Koninklijke Ahold	46,200	560
Koninklijke DSM	192,662	9,436
Koninklijke Philips Electronics	81,292	2,200
Nutreco	45,878	3,231
Royal Dutch Shell ADR, Cl A(A)	389,100	23,606
Royal Dutch Shell, Cl A	802,107	24,219
Royal Dutch Shell, Cl B	180,992	5,378
Royal Dutch Shell, Cl A (GBP)(C)	345,073	10,404
Royal KPN	224,660	3,213
Unilever	63,529	1,797

		134,162

Netherlands Antilles — 0.4%
Schlumberger	219,450	16,972

New Zealand — 0.0%
Telecom of New Zealand	1,145,450	1,841

Norway — 1.3%
DnB	590,454	7,226
Marine Harvest(A)	4,618,096	4,294
Seadrill	557,346	17,070
Statoil ADR(A)	1,077,300	21,535
Statoil	51,826	1,028
Telenor	206,656	2,972

Description	Shares	Market Value ($ Thousands)

Yara International	68,697	$3,271

		57,396

Pakistan — 0.0%
Pakistan Telecommunication	1,439,600	324

Panama — 0.2%
Copa Holdings, Cl A	140,700	7,847

Peru — 0.1%
Credicorp	39,900	4,783

Poland — 0.4%
Getin Holding*	185,131	659
KGHM Polska Miedz	262,640	11,362
Netia*	107,362	191
Polski Koncern Naftowy Orlen	291,574	4,067

		16,279

Portugal — 0.3%
Energias de Portugal	510,861	1,639
Galp Energia SGPS, Cl B	70,452	1,183
Inapa-Invest Particip Gesta*	122,900	61
Jeronimo Martins	511,093	7,252
Portugal Telecom	177,137	2,255

		12,390

Russia — 0.5%
Alliance Oil*	129,628	1,825
Globaltrans Investment GDR	116,208	2,005
LSR Group GDR*	209,551	1,907
Lukoil ADR	66,874	3,665
Magnit GDR	166,083	4,385
Magnitogorsk Iron & Steel Works GDR	267,691	3,464
Mail.ru Group GDR*	103,498	4,243
Mobile Telesystems ADR	147,804	3,099

		24,593

Singapore — 1.0%
CapitaCommercial Trust‡ (A)	1,227,527	1,384
CapitaMall Trust‡	556,217	774
DBS Group Holdings	358,261	3,795
Fraser and Neave	93,000	423
Ho Bee Investment	3,198,000	3,774
Jardine Cycle & Carriage	54,144	1,517
Keppel Land	383,000	1,376
SembCorp Marine	51,000	188
Singapore Airlines	282,000	3,290
United Overseas Bank ADR	550,300	15,298
United Overseas Bank	155,000	2,169
UOB-Kay Hian Holdings	82,000	104
UOL Group	436,000	1,491
Yangzijiang Shipbuilding Holdings	7,001,000	9,533

		45,116

South Africa — 1.0%
ABSA Group	142,490	2,592

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

African Bank Investments	405,079	$2,006
Harmony Gold Mining	201,635	2,245
Impala Platinum Holdings	173,585	4,954
Life Healthcare Group Holdings	640,141	1,304
Mondi	247,989	1,795
Mr Price Group	264,975	2,399
MTN Group	232,092	3,963
Sasol ADR	542,100	24,215
Telkom	114,662	568

		46,041

South Korea — 3.7%
Celltrion	64,520	1,800
Daewoo Shipbuilding & Marine Engineering	86,860	2,225
Daum Communications*	58,588	3,866
Hana Financial Group	282,130	9,247
Hyundai Motor	167,655	24,944
Hyundai Steel	43,625	4,139
Kia Motors	490,730	20,719
KISCO Holdings	4,036	184
LG	145,449	10,250
LG Chemical	16,140	5,401
LG Electronics	30,028	2,668
LG Hausys	1,304	96
LG.Philips LCD	204,460	6,975
Lock & Lock	129,790	4,237
MegaStudy	8,276	1,316
POSCO ADR(A)	140,000	13,782
Samsung Electronics	27,357	19,490
Shinhan Financial Group	80,610	3,108
Shinsegae	5,794	2,833
SK Holdings	51,809	5,675
SK Telecom ADR(A)	897,800	16,142
STX Engine	75,750	2,130
Woori Finance Holdings ADR	54,700	2,052
Woori Finance Holdings	347,520	4,286

		167,565

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria(A)	149,553	1,378
Banco Bilbao Vizcaya Argentaria ADR(A)	350,100	3,224
Banco Pastor	160	—
Banco Santander Central Hispano	247,381	2,351
Criteria Caixacorp(A)	255,796	1,260
Gas Natural	23,643	320
Iberdrola	23,624	163
Inditex	50,831	3,842
Repsol	83,659	2,023
Telefonica	1,120,979	23,917

		38,478

Sweden — 1.8%
Assa Abloy, Cl B	140,645	3,776
Atlas Copco, Cl A	189,737	4,190
Billerud	58,221	461
Electrolux, Cl B	268,445	6,375
Elekta, Cl B	40,624	1,367
Hennes & Mauritz, Cl B	535,734	18,085
Industrivarden, Cl C	15,292	226

Description	Shares	Market Value ($ Thousands)

Kinnevik Investment, Cl B	47,351	$934
Nordea Bank	508,141	5,062
Scania, Cl B	141,074	2,883
Skandinaviska Enskilda Banken, Cl A	125,238	908
SKF, Cl B	38,692	1,031
Svenska Cellulosa ADR	1,031,600	15,051
Svenska Cellulosa, Cl B	182,629	2,662
Swedbank, Cl A	44,704	565
Swedish Match	3,484	97
Tele2, Cl B	212,250	4,240
TeliaSonera	244,640	1,886
Volvo, Cl B	631,203	9,164

		78,963

Switzerland — 4.3%
ABB	28,341	553
Clariant	186,400	3,389
Compagnie Financiere Richemont	53,678	2,914
Credit Suisse Group	26,455	983
Dufry Group	41,036	4,973
EGL	83	57
Julius Baer Group	369,944	10,764
Logitech International* (A)	387,449	7,464
Nestle	715,273	39,147
Novartis	579,337	30,952
Roche Holding	115,025	15,903
Schindler Holding	38,614	4,393
STMicroelectronics	1,152,417	10,361
STMicroelectronics (EUR)	190,403	1,709
Swatch Group, Cl B	25,435	10,284
Swatch Group	22,549	1,645
Swiss Life Holding	15,642	1,753
Temenos Group* (A)	160,386	5,383
UBS	813,806	12,272
Xstrata	63,225	1,272
Zurich Financial Services ADR	1,014,600	22,626
Zurich Financial Services	23,659	5,300

		194,097

Taiwan — 1.8%
Acer	668,627	1,974
Asia Polymer	531,600	633
Cathay Financial Holding	1,252,900	1,893
Chang Hwa Commercial Bank	3,173,000	2,108
Chinatrust Financial Holding	2,888,063	1,739
Chunghwa Telecom	724,000	1,758
CMC Magnetics*	298,000	74
E Ink Holdings	1,838,000	3,533
Elitegroup Computer Systems	704,000	249
Far Eastern Textile	1,503,194	2,221
Formosa Plastics	1,524,000	4,535
Fubon Financial Holding	4,407,674	5,379
High Tech Computer	356,432	9,881
HON HAI Precision Industry	1,221,400	4,347
Hwa Fong Rubber*	616,000	178
Long Bon International	488,000	204
MediaTek	255,620	3,275
Mega Financial Holding	1,349,000	896
Siliconware Precision Industries ADR(A)	134,000	689
Taishin Financial Holding	1,584,730	694

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Taiwan Fertilizer	753,000	$2,717
Taiwan Semiconductor Manufacturing	5,116,925	10,642
Taiwan Semiconductor Manufacturing ADR(A)	722,200	7,764
United Microelectronics ADR(A)	1,211,600	3,453
United Microelectronics	4,159,000	2,060
Wintek	2,276,000	4,062
Yageo	1,423,000	619
Young Fast Optoelectronics	354,000	3,844

		81,421

Thailand — 1.0%
Bangkok Bank	1,324,700	6,310
Bangkok Bank NVDR	431,100	2,053
Bank of Ayudhya	3,719,000	2,768
Banpu	252,100	6,338
Bumrungrad Hospital	1,057,400	1,146
CP ALL	2,985,300	4,049
Glow Energy	1,153,827	1,727
Kasikornbank	1,637,400	6,473
Krung Thai Bank	6,025,900	3,229
Quality Houses	52,810,000	3,703
Siam Commercial Bank	781,500	2,676
Thai Airways International	719,300	1,309
Thanachart Capital	695,600	857
Total Access Communication	502,200	714

		43,352

Turkey — 1.0%
Albaraka Turk Katilim Bankasi	2,193,989	4,017
Arcelik	553,608	2,850
Cimsa Cimento Sanayi VE Tica	217,817	1,399
Emlak Konut Gayrimenkul Yatirim Ortakligi‡*	756,542	853
Ford Otomotiv Sanayi	167,075	1,441
Haci Omer Sabanci Holding	990,068	4,874
KOC Holding	828,331	3,880
Tekfen Holding	25,310	101
Turk Ekonomi Bankasi	1,165,112	1,777
Turkcell Iletisim Hizmet ADR	481,300	8,201
Turkiye Garanti Bankasi	2,698,816	14,932
Turkiye Sinai Kalkinma Bankasi	1,429,188	2,342

		46,667

United Kingdom — 14.0%
3i Group	219,058	1,018
Acergy	116,978	2,328
Aggreko	246,189	5,617
Anglo American	114,457	5,027
Antofagasta	101,766	2,084
ARM Holdings	1,712,572	10,556
Associated British Foods	265,354	4,384
AstraZeneca ADR(A)	415,800	19,513
AstraZeneca	706,715	32,968
Aviva	671,368	3,707
BAE Systems ADR	755,100	15,608
BAE Systems	148,324	763
Barclays	579,471	2,312
Barclays ADR(A)	439,600	7,095
BG Group	994,405	17,987
BHP Billiton	388,279	13,817

Description	Shares	Market Value ($ Thousands)

BP	1,932,671	$12,821
British Airways*	335,202	1,334
British American Tobacco ADR	222,600	16,228
British American Tobacco	1,052,118	38,185
British Sky Broadcasting Group	964,823	10,826
BT Group, Cl A	1,524,758	4,037
Cape	112,128	625
Carnival	443,879	18,125
Catlin Group	110,899	573
Centrica	3,138,172	15,009
Compass Group	217,412	1,881
Compass Group ADR	1,811,400	15,723
Diageo	145,038	2,584
Diageo ADR	215,600	15,450
DS Smith	173,654	504
Fresnillo	6,357	140
GlaxoSmithKline	212,025	4,002
GlaxoSmithKline ADR	565,300	21,640
Hamworthy	22,253	135
HSBC Holdings	1,866,130	18,841
Imperial Tobacco Group	386,259	11,345
Intercontinental Hotels Group	20,754	369
Intermediate Capital Group	1,036,010	5,047
International Power	217,241	1,379
Investec	439,246	3,404
Johnson Matthey	50,586	1,405
Kingfisher	3,827,523	14,008
Legal & General Group	2,717,049	3,867
Lloyds Banking Group	4,490,680	4,225
Man Group	1,040,614	4,293
Marks & Spencer Group ADR	696,400	8,120
Next	89,482	2,801
Pearson ADR(A)	940,600	13,639
Pearson	623,906	8,997
Pennon Group	84,411	826
Petrofac	364,270	7,891
Prudential	183,912	1,627
Reckitt Benckiser Group	429,674	22,751
Rexam	353,210	1,658
Rio Tinto	402,740	25,587
Rio Tinto ADR(A)	137,600	8,824
Royal & Sun Alliance Insurance Group	489,054	915
Royal Bank of Scotland Group*	5,917,510	3,464
SABMiller	422,505	13,383
Sage Group ADR	488,800	7,943
Schroders	40,193	999
Severn Trent	51,828	1,167
Shire	361,083	8,452
Smith & Nephew	872,645	7,916
Standard Chartered	947,304	25,537
Tesco	3,072,495	19,824
Unilever	90,013	2,491
Unilever ADR(A)	537,300	15,023
United Utilities Group	168,601	1,566
Vodafone Group	4,726,125	11,832
Weir Group	212,370	5,755
Whitbread	55,102	1,449
WPP	730,432	8,094

		631,320

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

United States — 2.0%
Advance America Cash Advance Centers	171,640	$817
Axis Capital Holdings	472,600	16,702
Boise(A)	478,443	3,516
Calamos Asset Management, Cl A	36,343	434
Cardtronics*	14,445	244
Central Garden and Pet*	45,888	425
Clearwater Paper*	5,300	427
ConocoPhillips	46,703	2,810
Eli Lilly	379,974	12,790
Golden Star Resources*	377,686	1,632
Healthspring*	36,722	985
Par Pharmaceutical*	20,157	724
PHH*	47,538	1,009
RenaissanceRe Holdings	389,700	23,491
Southern Copper	228,100	9,564
Thomson Reuters (CAD)(A)	250,600	9,125
UnitedHealth Group	7,351	269
USA Mobility	17,647	300
Virgin Media(A)	178,700	4,553
World Acceptance* (A)	19,648	867

		90,684

Total Common Stock (Cost $3,785,262) ($ Thousands)		4,172,987

PREFERRED STOCK — 1.4%

Brazil — 0.2%
Banco Bradesco	265,410	5,180
Cia Energetica de Minas Gerais	120,910	2,004
Randon Participacoes	238,300	1,912
Tekno Industria e Comercio	1	—
Tim Participacoes	670,300	2,156

		11,252

Germany — 1.2%
Draegerwerk	3,838	283
Henkel	189,230	11,638
KSB	304	220
ProSiebenSat.1 Media	182,608	4,823
Volkswagen	216,477	34,887

		51,851

Total Preferred Stock (Cost $40,187) ($ Thousands)		63,103

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
iShares MSCI EAFE Index Fund	4,900	266

Total Exchange Traded Fund (Cost $244) ($ Thousands)		266

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12*	176,797	24

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49*	43,200	$14

Total Warrants (Cost $0) ($ Thousands)		38

	Number Of Rights

RIGHTS — 0.0%

Brazil — 0.0%
Hypermarcas, Expires 12/10/10	216	—

China — 0.0%
Ind & Comm Bank of China, Expires 12/20/10	946,980	311

Total Rights (Cost $0) ($ Thousands)		311

AFFILIATED PARTNERSHIP — 7.4%
SEI Liquidity Fund, L.P. 0.210%**† (E)	336,574,902	333,998

Total Affiliated Partnership (Cost $336,575) ($ Thousands)		333,998

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.120%**†	172,448,084	172,448

Total Cash Equivalent (Cost $172,448) ($ Thousands)		172,448

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bill
0.199%, 12/16/10 (C) (D)	$34,809	34,807

Total U.S. Treasury Obligation (Cost $34,805) ($ Thousands)		34,807

Total Investments — 106.2% (Cost $4,369,521)($ Thousands)		$4,777,958

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	1,871	Dec-2010	$(2,877)
FTSE Index	577	Dec-2010	(65)
Hang Seng Index	42	Dec-2010	(38)
Nikkei 225 Index	11	Dec-2010	45
S&P TSE 60 Index	170	Dec-2010	1,305
SPI 200 Index	140	Dec-2010	(204)
Topix Index	398	Dec-2010	2,082

			$248

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $4,500,797 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at November 30, 2010. The total value of securities on loan at November 30, 2010 was $317,808 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2010 was $333,998 ($ Thousands).

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

EGP — Egyptian Pound

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

IDR — Indonesian Rupiah

INR — Indian Rupee

L.P. — Limited Partnership

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSE — Toronto Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2010

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,172,987	$—	$—	$4,172,987
Preferred Stock	63,103	—	—	63,103
Exchange Traded Fund	266	—	—	266
Warrants	38	—	—	38
Rights	311	—	—	311
Affiliated Partnership	—	333,998	—	333,998
Cash Equivalent	172,448	—	—	172,448
U.S. Treasury Obligation	—	34,807	—	34,807

Total Investments in Securities	$4,409,153	$368,805	$—	$4,777,958

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$248	$—	$—	$248

Total Other Financial Instruments	$248	$—	$—	$248

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $411,166 ($ Thousands). The transfers related to the fair value of certain international securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.7%

Australia — 3.6%
Australia & New Zealand Banking Group	12,691	$276
BGP Holdings*	4,500	—
BHP Billiton	21,279	872
Caltex Australia	11,274	142
Coca-Cola Amatil	2,904	31
Fortescue Metals Group*	14,674	89
Orica	3,588	86
OZ Minerals	94,617	139
Qantas Airways	25,268	64
Rio Tinto	8,591	677
Santos	15,426	184
SP AusNet, Cl Miscellaneous	28,823	25
Stockland‡	13,954	49
Suncorp-Metway	896	8
Thorn Group	18,819	32
Westfield Group‡*	7,076	63
Woodside Petroleum	1,291	52
Woolworths	4,253	109

		2,898

Austria — 0.1%
IMMOFINANZ*	5,265	19
Voestalpine	1,070	43

		62

Belgium — 0.8%
InBev	5,698	311
KBC Groep	2,233	79
Recticel	5,843	54
Telenet Group Holding	1,528	55
Umicore	2,753	131

		630

Brazil — 1.3%
Banco Bradesco ADR	6,612	133
Banco do Brasil	4,700	90
BM&F Bovespa SA	35,800	272
Empresa Brasileira de Aeronautica ADR	6,200	180
Lojas Renner	2,600	91
Natura Cosmeticos	10,100	270

		1,036

Canada — 7.7%
Agrium	1,400	112
Alimentation Couche Tard, Cl B	3,400	85
Bank of Montreal	1,900	111
Bank of Nova Scotia	100	5
Barrick Gold	4,190	217
Baytex Energy Trust	2,600	109
BCE	2,000	68
Brookfield Asset Management, Cl A	4,700	137
Canadian Imperial Bank of Commerce	3,000	231
Canadian National Railway	11,610	741
Canadian Natural Resources	17,800	684

Description	Shares	Market Value ($ Thousands)

Canadian Oil Sands Trust	2,800	$76
Canadian Pacific Railway	1,300	83
Canadian Tire, Cl A	400	25
Cenovus Energy	1,074	31
CGI Group, Cl A*	5,600	88
Cott*	19,900	165
Domtar	519	39
Dorel Industries, Cl B	1,100	36
Enbridge	5,960	332
EnCana	17,769	492
Finning International	2,083	50
Flint Energy Services (Canada)*	8,100	133
George Weston	390	30
High Liner Foods*	400	5
IAMGOLD	5,238	86
Imperial Oil	600	22
Loblaw	200	8
Magna International, Cl A	7,480	357
Manulife Financial	700	10
Metro, Cl A	400	18
National Bank of Canada	1,400	92
Nexen	2,106	44
Nordion*	3	—
Onex	100	3
Pacific Rubiales Energy	7,900	246
Potash Corp of Saskatchewan	1,400	201
Potash Saskatchewan	1,200	173
Research In Motion*	4,800	296
RioCan Real Estate Investment Trust‡	2,000	42
Rogers Communications, Cl B	1,200	42
Royal Bank of Canada	200	11
Sherritt International	1,800	14
Talisman Energy	2,400	46
Teck Cominco, Cl B	3,200	159
Toronto-Dominion Bank	2,400	173

		6,128

China — 1.9%
Air China, Cl H	80,000	104
China Construction Bank, Cl H	151,000	136
China Merchants Bank, Cl H	110,624	287
China Telecom, Cl H	6,000	3
China Yurun Food Group	26,900	96
Dongfeng Motor Group, Cl H	64,000	122
Industrial & Commercial Bank of China, Cl H	432,000	336
Pacific Textile Holdings	75,000	46
Ping An Insurance Group of China, Cl H	14,500	167
Sina*	1,040	67
Sinopharm Group, Cl H	51,035	187

		1,551

Denmark — 1.7%
AP Moller - Maersk, Cl B	2	16
AP Moller - Maersk	1	8
Carlsberg, Cl B	2,138	202
Coloplast, Cl B	554	74
Danisco	871	67
Novo-Nordisk, Cl B	8,702	863

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Vestas Wind Systems*	4,501	$129

		1,359

Finland — 1.6%
Fortum	512	14
Kesko, Cl B	1,048	48
Kone, Cl B	4,452	234
Metso	4,411	227
Norvestia, Cl B	38	1
Orion, Cl B	300	6
Sampo, Cl A	10,177	249
Stora Enso, Cl R	40,344	348
UPM-Kymmene	10,080	150

		1,277

France — 5.3%
Air Liquide	2,825	332
Arkema	611	36
AXA	350	5
BNP Paribas	13,225	785
Bureau Veritas	632	46
Christian Dior	779	108
Compagnie de St.-Gobain	1,222	55
Danone	140	8
Dassault Systemes	1,010	69
Eutelsat Communications	1,306	44
France Telecom	1,576	32
Lafarge	4,800	263
Les Nouveaux Constructeurs Investissement	398	4
LVMH Moet Hennessy Louis Vuitton	3,820	581
Natixis	18,682	83
Peugeot	5,450	204
PPR	964	154
Publicis Groupe	3,900	175
Rhodia	4,014	106
Safran	6,173	194
Sanofi-Aventis	6,953	422
Societe Generale	5,753	267
Valeo	1,893	95
Vinci	1,924	93
Vivendi	3,147	77

		4,238

Germany — 5.6%
ADVA Optical Networking*	1,667	12
Aleo Solar*	600	13
Allianz	3,374	371
BASF	12,122	907
Bayer	210	15
Bayerische Motoren Werke	2,329	176
Bilfinger Berger	637	46
Commerzbank	2,794	20
Continental	929	72
DaimlerChrysler	4,494	292
Deutsche Bank	5,170	246
Deutsche Lufthansa	624	13
Deutsche Post	9,130	147
Deutsche Telekom	7,815	100
E.ON	8,188	236
Fresenius Medical Care	6,393	370

Description	Shares	Market Value ($ Thousands)

Hannover Rueckversicherung	1,946	$91
Henkel	1,043	53
Infineon Technologies*	2,341	21
Lanxess	3,242	230
Leifheit	675	16
Linde	674	94
Metro	1,578	114
MTU Aero Engines Holding	1,480	86
RWE	457	29
SAP	9,739	456
Siemens	609	67
TUI	1,572	17
United Internet	2,084	30
Volkswagen	67	9
Wacker Chemie	530	91

		4,440

Greece — 0.0%
OPAP	1,421	23
Public Power	651	9

		32

Guernsey — 0.2%
Amdocs*	4,900	127

Hong Kong — 3.1%
Alco Holdings	54,000	24
Allan International Holdings	62,000	28
ASM Pacific Technology	1,900	18
Cathay Pacific Airways	24,000	70
Cheung Kong Holdings	3,000	44
China Mobile	32,000	319
CLP Holdings	25,000	206
First Pacific	56,000	48
Genting Singapore*	50,000	75
Hong Kong Exchanges and Clearing	18,800	431
Hong Kong Ferry Holdings	10,000	10
Hongkong Land Holdings	16,000	108
Hutchison Whampoa	8,000	80
Jardine Matheson Holdings	800	35
Jardine Strategic Holdings	2,342	61
Orient Overseas International	5,000	49
SJM Holdings	66,000	109
Sun Hung Kai Properties	2,000	33
Swire Pacific, Cl A	25,500	393
Wharf Holdings	19,000	128
Wheelock	19,000	68
Wing On International	30,111	58
Yue Yuen Industrial Holdings	11,500	42

		2,437

Hungary — 0.1%
OTP Bank	4,436	101

India — 0.2%
HDFC Bank ADR	920	162

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Indonesia — 0.4%
Asahimas Flat Glass	20,000	$13
Astra International	16,500	95
Bank Mandiri	159,500	113
Charoen Pokphand Indonesia	54,000	57
Titan Kimia Nusantara*	396,000	7

		285

Ireland — 0.2%
Covidien	4,300	181

Israel — 1.1%
Bank Leumi Le-Israel	16,030	75
Check Point Software Technologies*	2,300	99
Israel Chemicals	340	5
Mizrahi Tefahot Bank	4,142	42
Teva Pharmaceutical Industries	1,519	78
Teva Pharmaceutical Industries ADR	11,155	558

		857

Italy — 1.2%
Banca Intesa	56,582	148
Danieli & C Officine Meccaniche	620	16
Enel	94,738	446
ENI	994	20
Saipem	2,497	104
Snam Rete Gas	11,653	56
Telecom Italia	76,888	90
Terna Rete Elettrica Nazionale	10,230	42

		922

Japan — 15.2%
Adores	9,000	7
Aeon	8,900	108
Aisin Seiki	1,800	58
Alps Electric	3,900	38
Arc Land Sakamoto	4,500	49
Arnest One	800	9
Asahi Glass	7,000	78
Asahi Kasei	5,000	30
Astellas Pharma	4,100	147
AT-Group	1,000	10
Bank of Yokohama	22,995	111
Belluna	5,450	26
Best Denki	14,000	43
Canon	8,795	414
Century Tokyo Leasing	2,900	43
Chiba Bank	12,000	70
Chuo Spring	3,000	11
Cosmo Oil	31,000	88
Daicel Chemical Industries	10,000	68
Daido Steel	6,000	32
Daihatsu Motor	3,000	42
Dai-ichi Life Insurance	125	179
Daiichi Sankyo	4,600	99
Dainichi	1,700	11
Dainippon Screen Manufacturing	6,000	39
Daito Trust Construction	900	56

Description	Shares	Market Value ($ Thousands)

Daiwa House Industry	5,000	$56
Dena	4,600	134
Denso	2,600	85
Fanuc	3,600	515
Fields	16	21
First Juken	2,600	23
Fuji Electric Holdings	20,000	53
Fuji Heavy Industries	30,000	222
FUJIFILM Holdings	5,100	171
Fujitsu	26,000	167
Gunma Bank	2,000	10
Happinet	600	7
Hitachi	131,000	619
Hitachi Metals	1,000	11
Hokkan Holdings	5,000	13
Hokuriku Gas	1,000	2
Honda Motor	4,935	177
Idemitsu Kosan	1,500	139
Inpex	5	26
Isuzu Motors	35,000	156
IT Holdings	200	2
Itochu-Shokuhin	1,200	38
JFE Shoji Holdings	4,000	16
JX Holdings	18,200	113
Kamei	4,000	17
Kanaden	2,000	11
Kawasaki Kisen Kaisha	16,000	67
Keiyo Gas	1,000	4
Keyence	300	76
Kikuchi	600	9
Kobe Steel	30,000	68
Komatsu	27,600	764
KRS	900	9
K’s Holdings	9,500	247
Kuraray	4,600	63
Kyocera	800	82
Maruichi Steel Tube	500	10
Maruzen -General Commercial Kitchen Appliances & Equipment	1,000	5
Medipal Holdings	900	10
Mikuni Coca-Cola Bottling	2,300	20
Millea Holdings	3,400	96
Minebea	11,000	65
Mitani	3,100	23
Mitsubishi Chemical Holdings	6,000	34
Mitsubishi Electric	26,000	257
Mitsubishi Gas Chemical	1,000	6
Mitsubishi Materials	8,000	25
Mitsubishi UFJ Financial Group	149,100	705
Mitsui Chemicals	7,000	21
Mitsui Mining & Smelting	3,000	9
Mitsui OSK Lines	6,000	41
Mitsui Trust Holdings	25,000	88
Mizuho Financial Group	45,700	73
Murakami	1,000	12
Murata Manufacturing	1,200	73
Nichireki	8,000	30
NIFTY	10	10
Nippon Game Card*	10	13

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Nippon Light Metal	18,000	$32
Nippon Telegraph & Telephone	9,300	421
Nippon Yusen	2,000	9
Nishi-Nippon City Bank	12,000	33
Nisshin Fudosan	4,800	33
Nisshin Steel	35,000	64
Nissin Sugar Manufacturing	10,000	21
Nitto Denko	500	21
Nitto Fuji Flour Milling	2,000	7
NSK	3,000	25
NTT Data	8	26
NTT DoCoMo	112	182
Obayashi Road	14,000	25
Omron	3,800	94
Onoken	3,300	26
Oriental Land	1,400	127
ORIX	1,830	156
Osaka Gas	14,000	52
Pacific Industrial	4,000	19
Raysum	59	17
Resona Holdings	9,200	56
Saison Information Systems	1,700	21
San-Ai Oil	3,000	13
Sanei Architecture Planning	200	6
Sanoh Industrial	1,100	9
Sanrio	3,500	85
Sanyo Housing Nagoya	20	18
Sega Sammy Holdings	4,000	67
Seiko Epson	3,200	53
Seino Holdings	21,000	132
Senshu Electric	1,600	15
Shidax	6,700	23
Shinsei Bank	15,000	13
Shoei Foods	1,000	6
Showa Shell Sekiyu	11,800	98
SMC	1,200	191
Softbank	6,600	228
Soken Chemical & Engineering	700	9
Sony	6,000	213
Starts	1,500	5
Sumikin Bussan	6,000	13
Sumitomo	3,300	43
Sumitomo Electric Industries	5,800	76
Sumitomo Metal Mining	1,000	16
Sumitomo Mitsui Financial Group	3,400	104
Sumitomo Trust & Banking	22,000	117
Takagi Securities	12,000	16
Takeda Pharmaceutical	8,700	404
TDK	1,000	64
Tohoku Electric Power	500	11
Tokai	1,200	17
Tokyo Electron	400	25
Tokyo Gas	14,000	61
Tokyo Tatemono	8,000	31
Tokyu Construction	20,680	60
TonenGeneral Sekiyu	1,000	10
Toyota Industries	400	12
Toyota Motor	10,072	387
Toyota Tsusho	800	13
Unicharm	2,100	82
West Japan Railway	20	70
Yagi	300	4

Description	Shares	Market Value ($ Thousands)

Yahoo! Japan	17	$6
Yamada Denki	660	42
Yokohama Rubber	6,000	30
Zeon	12,000	97

		12,147

Macau — 0.0%
Sands China*	8,000	17
Wynn Macau	10,400	21

		38

Malaysia — 1.2%
Axiata Group*	54,000	78
CIMB Group Holdings	155,600	415
DRB-Hicom	169,400	68
EON Capital*	9,500	21
General	86,900	44
Hong Leong Financial Group	7,200	20
Malayan Banking	77,700	209
Sime Darby	47,700	131

		986

Mexico — 1.4%
Alfa, Cl A	4,500	41
America Movil, Ser L	113,600	321
America Movil ADR, Ser L	4,900	277
Grupo KUO De	9,900	14
Telefonos de Mexico, Cl L	99,400	80
Wal-Mart de Mexico	128,600	364

		1,097

Netherlands — 1.9%
Akzo Nobel	261	14
ArcelorMittal	10,600	335
ASML Holding	2,914	94
Core Laboratories	1,510	129
European Aeronautic Defense and Space	7,459	168
Fugro	86	6
Heineken	1,626	76
ING Groep	35,296	312
Koninklijke Ahold	3,792	46
Koninklijke Philips Electronics	3,176	86
Nutreco	766	54
Royal KPN	9,768	140
Unilever	2,550	72

		1,532

New Zealand — 0.1%
Telecom of New Zealand	37,529	60

Norway — 0.8%
DnB	18,954	232
Marine Harvest	65,290	61
Seadrill	4,353	133
Telenor	8,938	128
Yara International	2,407	115

		669

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

Peru — 0.2%
Credicorp	1,045	$125

Philippines — 0.1%
Alaska Milk	33,900	10
Benpres Holdings*	587,700	60
Philippine National Bank*	31,100	43
		113

Poland — 0.7%
Getin Holding*	3,605	13
KGHM Polska Miedz	7,166	310
Polski Koncern Naftowy Orlen	9,007	125
Tauron Polska Energia*	54,387	109
		557

Portugal — 0.3%
Energias de Portugal	15,649	50
Galp Energia SGPS, Cl B	2,627	44
Jeronimo Martins	6,093	87
Portugal Telecom	6,607	84
		265

Russia — 0.0%
Surgutneftegaz ADR	3,407	32

Singapore — 1.1%
CapitaCommercial Trust‡	47,000	53
CapitaMall Trust‡	21,000	29
DBS Group Holdings	5,700	60
GP Batteries International	40,000	52
Hiap Seng Engineering	89,000	42
Ho Bee Investment	55,000	65
Jardine Cycle & Carriage	3,000	84
Keppel Land	14,000	50
Oversea-Chinese Banking	1,000	8
SembCorp Marine	2,000	7
Singapore Airlines	2,000	23
United Overseas Bank	7,000	98
UOL Group	18,000	62
Yangzijiang Shipbuilding Holdings	170,000	232
		865

South Africa — 0.3%
MTN Group	14,416	246
Stefanutti Stocks Holdings	7,228	12
		258

South Korea — 2.4%
Celltrion	1,700	47
Hana Financial Group	5,850	192
Hyundai Steel	1,148	109
Kia Motors	11,310	477
Kolon Industries	4,900	138
KT	1,010	40
LG	2,500	176
LG Chemical	420	141
LG Electronics	777	69
LG.Philips LCD	4,110	140
Nexen	1,031	51
Nong Shim Holdings	604	30

Description	Shares	Market Value ($ Thousands)

Shinhan Financial Group	200	$8
STX Engine	2,000	56
Taekwang Industrial	129	159
Woori Finance Holdings	9,050	112
		1,945

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria	4,000	37
Banco Pastor	23	—
Banco Santander Central Hispano	7,132	68
Criteria Caixacorp	5,626	28
Inditex	1,916	145
Repsol	6,711	162
Telefonica	27,770	592
		1,032

Sweden — 2.6%
Assa Abloy, Cl B	5,520	148
Atlas Copco, Cl A	13,324	294
Billerud	1,324	11
Elekta, Cl B	1,775	60
Hennes & Mauritz, Cl B	11,178	377
Husqvarna, Cl B	24,300	169
Kabe Husvagnar, Cl B	400	6
Nordea Bank	15,911	158
Scania, Cl B	6,482	132
Skandinaviska Enskilda Banken, Cl A	7,262	53
SKF, Cl B	1,309	35
Svenska Cellulosa, Cl B	4,829	70
Svenska Handelsbanken, Cl A	1,435	43
Tele2, Cl B	3,701	74
TeliaSonera	9,422	73
Volvo, Cl B	23,253	338
		2,041

Switzerland — 5.3%
Clariant	2,237	41
Compagnie Financiere Richemont	1,915	104
Credit Suisse Group	468	17
Julius Baer Group	4,701	180
Julius Baer Holding	5,537	82
Kuehne + Nagel International	53	7
Logitech International*	8,789	169
Nestle	19,014	1,041
Novartis	14,206	759
Roche Holding	3,039	420
Schindler Holding	1,529	174
STMicroelectronics	18,078	162
Swatch Group	920	67
Swatch Group, Cl B	734	297
Swiss Life Holding	421	47
Temenos Group*	1,087	36
UBS	23,257	351
Xstrata	2,193	44
Zurich Financial Services	931	209
		4,207

Taiwan — 1.5%
Asia Polymer	30,000	36
Asustek Computer	1,350	12
Chunghwa Telecom ADR	6,399	154

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares	Market Value ($ Thousands)

CMC Magnetics*	78,000	$19
Elitegroup Computer Systems	52,000	19
Formosa Chemicals & Fibre	5,000	15
Formosa Petrochemical	7,000	19
Formosa Plastics	40,000	119
High Tech Computer	13,500	374
HON HAI Precision Industry	6,720	24
Nan Ya Plastics	6,000	13
Pegatron*	3,633	5
Quanta Computer	8,000	16
Taiwan Semiconductor Manufacturing	63,258	132
United Microelectronics ADR	41,062	117
Wintek	60,000	107
Yageo	72,000	31
Zenitron	23,000	15
		1,227

Thailand — 0.8%
Bangchak Petroleum	7,700	4
Bangkok Bank	34,600	165
Banpu	6,600	166
CP ALL	78,500	106
Thai Airways International	108,300	197
		638

Turkey — 0.6%
KOC Holding	21,780	102
Turkiye Garanti Bankasi	59,420	329
Turkiye Is Bankasi, Cl C	5,107	20
Yapi ve Kredi Bankasi*	3,676	12
		463

United Kingdom — 15.6%
3i Group	18,337	85
Acergy	4,500	90
Aggreko	6,004	137
Anglo American	5,117	225
ARM Holdings	39,258	242
Associated British Foods	8,858	146
AstraZeneca	17,143	800
Aviva	10,781	59
BAE Systems	5,883	30
Barclays	39,141	156
BG Group	34,417	623
BHP Billiton	14,445	514
BP	68,569	455
British Airways*	12,470	50
British American Tobacco	27,187	987
British Sky Broadcasting Group	19,833	223
BT Group, Cl A	38,242	101
Carnival	9,924	405
Catlin Group	2,693	14
Centrica	62,288	298
Compass Group	8,114	70
Dart Group	7,297	10
Diageo	6,160	110
Firstgroup	2,249	13
Fresnillo	220	5
GlaxoSmithKline	9,741	184
HSBC Holdings	59,711	603
Imperial Tobacco Group	9,536	280

Description	Shares	Market Value ($ Thousands)

Intermediate Capital Group	6,930	$34
International Power	8,492	54
Investec	17,283	134
ITV	4,500	5
Johnson Matthey	1,980	55
Kingfisher	93,182	341
Legal & General Group	120,697	172
Lloyds Banking Group	134,502	126
Meggitt	23,260	118
National Grid	1,736	15
Next	1,979	62
Pearson	13,936	201
Pennon Group	3,298	32
Prudential	6,271	55
Reckitt Benckiser Group	9,371	496
Rexam	2,928	14
Rio Tinto	12,502	794
Royal Bank of Scotland Group*	223,280	131
SABMiller	9,044	286
Schroders	1,571	39
Severn Trent	2,765	62
Shire	10,500	246
Smith & Nephew	19,355	176
Standard Chartered	23,827	642
Tesco	61,510	397
Unilever	3,271	90
United Utilities Group	6,379	59
Vodafone Group	150,793	377
Whitbread	2,050	54
WPP	20,200	224
		12,406

United States — 1.2%
Boise	9,225	68
Capital One Financial	2,644	98
ConocoPhillips	2,900	174
Eli Lilly	6,983	235
Freeport-McMoRan Copper & Gold, Cl B	97	10
Golden Star Resources*	6,080	26
Southern Copper	5,100	214
Thomson Reuters (CAD)	3,200	117
		942
Total Common Stock (Cost $66,615) ($ Thousands)		72,368

PREFERRED STOCK — 1.3%

Germany — 1.3%
Henkel	2,084	128
ProSiebenSat.1 Media	6,263	165
RWE	88	5
Volkswagen	4,603	742
		1,040

South Korea — 0.0%
LG	280	8
Total Preferred Stock (Cost $668) ($ Thousands)		1,048

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12*	5,951	$1

Hong Kong — 0.0%
Henderson Land Development, Expires 12/31/49*	2,600	1

Total Warrants (Cost $0) ($ Thousands)		2

	Number Of Rights
RIGHTS — 0.0%

China — 0.0%
Ind & Comm Bank of China, Expires 12/20/10	19,440	7

Total Rights (Cost $0) ($ Thousands)		7

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.120%**†	3,635,154	3,635

Total Cash Equivalent (Cost $3,635) ($ Thousands)		3,635

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill 0.198%, 12/16/10 (A) (B)	318	318

Total U.S. Treasury Obligation (Cost $318) ($ Thousands)		318

Total Investments — 97.0% (Cost $71,236)($ Thousands)		$77,378

A summary of the open futures contracts held by the Fund at November 30, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	35	Dec-2010	$(66)
FTSE Index	10	Dec-2010	(8)
Hang Seng Index	1	Dec-2010	(1)
S&P TSE 60 Index	3	Dec-2010	19
SPI 200 Index	3	Dec-2010	(9)
Topix Index	9	Dec-2010	43

			$(22)

For the six month period ended November 30, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $79,762 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2010.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

ARM	— Adjustable Rate Mortgage

CAD	— Canadian Dollar

Cl	— Class

DJ	— Dow Jones

FTSE	— Financial Times and London Stock Exchange

S&P	— Standard & Poor’s

SPI	— Stock Price Index

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2010

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,368	$—	$—	$72,368
Preferred Stock	1,048	—	—	1.048
Warrants	—	2	—	2
Rights	7	—	—	7
Cash Equivalent	3,635	—	—	3,635
U.S. Treasury Obligation	—	318	—	318

Total Investments in Securities	$77,058	$320	$—	$77,378

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(22)	$—	$—	$(22)

Total Other Financial Instruments	$(22)	$—	$—	$(22)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended November 30, 2010, the transfers out of Level 1 and into Level 2 were $— ($ Thousands) and the transfers out of Level 2 into Level 1 were $10,942 ($ Thousands). The transfers related to the fair value of certain international securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $O or have been rounded to $O.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: February 9, 2011

By (Signature and Title)	/s/ Stephen F. Panner
Stephen F. Panner, Controller & CFO

Date: February 9, 2011